Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (33.7%)
Communication Services (3.3%):
Alphabet, Inc. , Class A ................................................... 27,917 $ 10,618
Alphabet, Inc. , Class C ................................................... 2,264 852
Cargurus, Inc. , Class A (a) ................................................. 1,729 52
Comcast Corp. , Class A .................................................. 36,912 918
Gray Media, Inc. ....................................................... 5,697 23
IDT Corp. , Class B ...................................................... 1,206 67
Meta Platforms, Inc. , Class A .............................................. 474 300
Millicom International Cellular SA (a) ........................................ 9,551 815
Nexxen International Ltd. (a) ............................................... 4,819 41
Playtika Holding Corp. ................................................... 10,410 39
The New York Times Co. , Class A ........................................... 7,897 594
Verizon Communications, Inc. .............................................. 29,081 1,390
Yelp, Inc. , Class A (a) .................................................... 4,395 100
Ziff Davis, Inc. (a) ....................................................... 2,354 106
15,915
Consumer Discretionary (2.9%):
Academy Sports & Outdoors, Inc. ........................................... 1,747 92
Amazon.com, Inc. (a) .................................................... 11,525 3,119
American Eagle Outfitters, Inc. ............................................. 5,785 91
Aptiv PLC (a) .......................................................... 4,244 288
Booking Holdings, Inc. ................................................... 5,714 957
BorgWarner, Inc. ....................................................... 9,361 672
Brinker International, Inc. (a) ............................................... 617 88
Build-A-Bear Workshop, Inc. , Class A (b) ...................................... 1,615 60
Cricut, Inc. , Class A ..................................................... 9,782 41
Expedia Group, Inc. ..................................................... 3,780 853
Frontdoor, Inc. (a) ....................................................... 1,611 100
Garrett Motion, Inc. ..................................................... 5,203 170
General Motors Co. ..................................................... 12,405 1,033
G-III Apparel Group Ltd. ................................................. 2,695 87
Group 1 Automotive, Inc. ................................................. 113 36
Hamilton Beach Brands Holding Co. , Class A ................................... 1,289 26
Installed Building Products, Inc. ............................................ 543 114
KB Home ............................................................ 1,325 65
Kohl's Corp. .......................................................... 8,129 117
Kontoor Brands, Inc. .................................................... 773 55
Las Vegas Sands Corp. ................................................... 13,475 681
Lowe's Cos., Inc. ....................................................... 306 66
Monarch Casino & Resort, Inc. ............................................. 830 100
Phinia, Inc. ........................................................... 1,640 127
PulteGroup, Inc. ........................................................ 4,152 491
Ralph Lauren Corp. , Class A ............................................... 2,184 795
Ross Stores, Inc. ....................................................... 1,412 327
Signet Jewelers Ltd. ..................................................... 1,547 135
Tapestry, Inc. .......................................................... 5,375 782
Taylor Morrison Home Corp. , Class A (a) ...................................... 1,721 101
The Buckle, Inc. ........................................................ 2,109 97
The TJX Cos., Inc. ...................................................... 5,208 806
Toll Brothers, Inc. ...................................................... 1,668 231
Ulta Beauty, Inc. (a) ..................................................... 1,402 713
Versigent PLC (a) ....................................................... 1,510 67
Winmark Corp. ........................................................ 214 81
Winnebago Industries, Inc. ................................................ 1,493 44
13,708
Consumer Staples (1.8%):
Altria Group, Inc. ....................................................... 17,559 1,222
Cal-Maine Foods, Inc. ................................................... 1,462 109
Coca-Cola Consolidated, Inc. .............................................. 3,937 682
Dole PLC ............................................................ 6,966 98
Dollar General Corp. .................................................... 9,443 1,045

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Edgewell Personal Care Co. ............................................... 4,580 $ 80
Ingredion, Inc. ......................................................... 1,550 157
Interparfums, Inc. ....................................................... 586 55
Medifast, Inc. (a) ....................................................... 1,364 17
Monster Beverage Corp. (a) ................................................ 9,128 804
Philip Morris International, Inc. ............................................. 1,082 192
Sprouts Farmers Market, Inc. (a) ............................................ 282 23
Sysco Corp. ........................................................... 10,480 795
Target Corp. .......................................................... 7,324 931
The Andersons, Inc. ..................................................... 743 52
The Kroger Co. ........................................................ 2,400 149
U.S. Foods Holding Corp. (a) ............................................... 8,038 658
Walmart, Inc. .......................................................... 14,581 1,688
8,757
Energy (1.2%):
Ardmore Shipping Corp. .................................................. 4,663 75
Cactus, Inc. , Class A ..................................................... 1,478 86
Core Natural Resources, Inc. ............................................... 460 41
Devon Energy Corp. ..................................................... 24,971 1,111
Diversified Energy Co. ................................................... 2,764 40
EOG Resources, Inc. .................................................... 9,190 1,226
Halliburton Co. ........................................................ 23,609 917
Magnolia Oil & Gas Corp. , Class A .......................................... 2,977 82
Marathon Petroleum Corp. ................................................ 3,768 937
Matador Resources Co. ................................................... 1,086 58
Murphy Oil Corp. ...................................................... 2,084 75
Ranger Energy Services, Inc. , Class A ........................................ 4,962 77
Scorpio Tankers, Inc. .................................................... 1,737 129
SM Energy Co. ........................................................ 4,076 125
TechnipFMC PLC ...................................................... 4,519 309
Teekay Corp. Ltd. ...................................................... 2,848 33
Teekay Tankers Ltd. , Class A ............................................... 1,560 110
Tidewater, Inc. (a) ....................................................... 1,117 82
5,513
Financials (3.9%):
Acadian Asset Management, Inc. ............................................ 2,181 158
Affiliated Managers Group, Inc. ............................................ 850 257
Amalgamated Financial Corp. .............................................. 3,561 148
Ameriprise Financial, Inc. ................................................. 2,260 1,007
Apollo Commercial Real Estate Finance, Inc. ................................... 2,571 28
Artisan Partners Asset Management, Inc. , Class A ................................ 2,838 106
Atlanticus Holdings Corp. (a) ............................................... 1,021 88
Axis Capital Holdings Ltd. ................................................ 752 71
BancFirst Corp. ........................................................ 711 78
Bread Financial Holdings, Inc. ............................................. 1,657 148
Cathay General Bancorp .................................................. 2,068 119
Cincinnati Financial Corp. ................................................ 3,570 562
Coastal Financial Corp. (a) ................................................ 1,088 78
Cohen & Steers, Inc. .................................................... 950 66
Dime Community Bancshares, Inc. .......................................... 1,464 55
Enova International, Inc. (a) ................................................ 1,081 175
Essent Group Ltd. ...................................................... 1,895 110
Fidelity National Financial, Inc. ............................................ 4,769 226
First Bancorp Puerto Rico ................................................. 6,378 153
First Financial Bancorp ................................................... 2,251 69
Franklin BSP Realty Trust, Inc. ............................................. 2,961 26
Hamilton Insurance Group Ltd. , Class B ...................................... 3,869 115
Hancock Whitney Corp. .................................................. 1,007 69
Interactive Brokers Group, Inc. , Class A ....................................... 9,423 820
International Bancshares Corp. ............................................. 1,982 143
Jackson Financial, Inc. , Class A ............................................. 1,130 117
JPMorgan Chase & Co. .................................................. 8,394 2,512

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Ladder Capital Corp. , Class A .............................................. 3,254 $ 33
Live Oak Bancshares, Inc. ................................................ 1,338 51
MFA Financial, Inc. ..................................................... 2,413 23
Northeast Community Bancorp, Inc. ......................................... 1,163 28
NU Holdings Ltd. , Class A (a) .............................................. 14,112 185
OFG Bancorp ......................................................... 2,935 134
Old Second Bancorp, Inc. ................................................. 4,939 105
PayPal Holdings, Inc. .................................................... 21,439 959
PJT Partners, Inc. , Class A ................................................ 781 119
Popular, Inc. .......................................................... 4,749 705
QCR Holdings, Inc. ..................................................... 950 88
Skyward Specialty Insurance Group, Inc. (a) .................................... 2,880 127
StoneCo Ltd. , Class A .................................................... 3,243 37
Synchrony Financial ..................................................... 14,359 1,026
The Allstate Corp. ...................................................... 6,261 1,290
The Bancorp, Inc. (a) ..................................................... 1,841 102
The Bank of NT Butterfield & Son Ltd. ....................................... 2,222 126
The Charles Schwab Corp. ................................................ 9,263 809
The Goldman Sachs Group, Inc. ............................................ 1,556 1,596
The Hartford Insurance Group, Inc. .......................................... 3,938 501
The PNC Financial Services Group, Inc. ...................................... 5,441 1,203
The Progressive Corp. ................................................... 4,234 806
The Travelers Cos., Inc. .................................................. 2,851 832
U.S. Bancorp .......................................................... 3,353 184
Universal Insurance Holdings, Inc. .......................................... 3,522 130
W.R. Berkley Corp. ..................................................... 678 43
World Acceptance Corp. (a) ................................................ 230 38
18,784
Health Care (3.2%):
AbbVie, Inc. .......................................................... 7,231 1,574
AdaptHealth Corp. , Class A (a) ............................................. 6,351 64
Amphastar Pharmaceuticals, Inc. (a) .......................................... 2,561 48
AnaptysBio, Inc. (a) ..................................................... 634 35
Annexon, Inc. (a) ....................................................... 3,561 19
Arcutis Biotherapeutics, Inc. (a) ............................................. 1,976 42
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 1,079 84
Bridgebio Pharma, Inc. (a) ................................................. 1,390 92
Bristol-Myers Squibb Co. ................................................. 16,736 957
Cardinal Health, Inc. .................................................... 4,384 863
Celcuity, Inc. (a) ........................................................ 425 57
Celldex Therapeutics, Inc. (a) ............................................... 778 25
Cencora, Inc. .......................................................... 2,629 708
Cogent Biosciences, Inc. (a) ................................................ 1,739 61
CorVel Corp. (a) ........................................................ 881 54
Crinetics Pharmaceuticals, Inc. (a) ........................................... 807 29
CVS Health Corp. ...................................................... 10,999 1,001
Dianthus Therapeutics, Inc. (a) .............................................. 465 43
Erasca, Inc. (a) ......................................................... 2,123 27
Exelixis, Inc. (a) ........................................................ 6,973 352
Gilead Sciences, Inc. .................................................... 7,965 1,071
Harmony Biosciences Holdings, Inc. (a) ....................................... 3,772 119
Immunome, Inc. (a) ...................................................... 1,436 31
Inhibrx Biosciences, Inc. (a) ................................................ 357 37
Innoviva, Inc. (a) ....................................................... 4,344 93
iRadimed Corp. ........................................................ 935 85
Ironwood Pharmaceuticals, Inc. , Class A (a) .................................... 6,158 22
Johnson & Johnson ..................................................... 8,128 1,832
Kodiak Sciences, Inc. (a) .................................................. 443 16
Krystal Biotech, Inc. (a) ................................................... 21 7
Kymera Therapeutics, Inc. (a) .............................................. 540 44
Lantheus Holdings, Inc. (a) ................................................ 1,427 142
Madrigal Pharmaceuticals, Inc. (a) ........................................... 124 62
McKesson Corp. ....................................................... 1,261 936

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Merck & Co., Inc. ...................................................... 12,971 $ 1,540
Mineralys Therapeutics, Inc. (a) ............................................. 1,026 32
Mirum Pharmaceuticals, Inc. (a) ............................................. 334 34
Monte Rosa Therapeutics, Inc. (a) ........................................... 1,425 28
Niagen Bioscience, Inc. (a) ................................................ 11,267 44
Option Care Health, Inc. (a) ................................................ 2,719 57
Oruka Therapeutics, Inc. (a) ................................................ 550 32
Pacira BioSciences, Inc. (a) ................................................ 3,706 86
Palvella Therapeutics, Inc. (a) .............................................. 417 49
Pediatrix Medical Group, Inc. (a) ............................................ 2,826 61
Praxis Precision Medicines, Inc. (a) .......................................... 181 63
Precigen, Inc. (a) ........................................................ 6,402 28
Progyny, Inc. (a) ........................................................ 4,241 108
Protagonist Therapeutics, Inc. (a) ............................................ 378 38
PTC Therapeutics, Inc. (a) ................................................. 314 23
Relay Therapeutics, Inc. (a) ................................................ 2,655 37
Royalty Pharma PLC , Class A .............................................. 14,731 821
SIGA Technologies, Inc. .................................................. 9,997 47
Spyre Therapeutics, Inc. (a) ................................................ 701 52
Stoke Therapeutics, Inc. (a) ................................................ 1,061 33
Syndax Pharmaceuticals, Inc. (a) ............................................ 1,127 22
Tango Therapeutics, Inc. (a) ................................................ 1,646 36
Taysha Gene Therapies, Inc. (a) ............................................. 6,613 39
Tenet Healthcare Corp. (a) ................................................. 3,913 686
The Cigna Group ....................................................... 608 169
Travere Therapeutics, Inc. (a) ............................................... 923 44
Tyra Biosciences, Inc. (a) (b) ............................................... 1,107 37
Universal Health Services, Inc. , Class B ....................................... 1,180 172
Vera Therapeutics, Inc. , Class A (a) .......................................... 568 20
15,070
Industrials (3.8%):
ACCO Brands Corp. .................................................... 19,501 77
Allison Transmission Holdings, Inc. ......................................... 2,103 239
Apogee Enterprises, Inc. .................................................. 1,634 63
Applied Industrial Technologies, Inc. ......................................... 162 49
Argan, Inc. ........................................................... 271 181
Atkore, Inc. ........................................................... 1,381 114
Automatic Data Processing, Inc. ............................................ 1,399 310
Blue Bird Corp. (a) ...................................................... 550 37
Boise Cascade Co. ...................................................... 617 43
Caterpillar, Inc. ........................................................ 1,697 1,486
Columbus McKinnon Corp. ............................................... 3,395 54
Comfort Systems USA, Inc. ............................................... 578 1,057
Costamare, Inc. ........................................................ 1,657 26
Cummins, Inc. ......................................................... 1,696 1,097
Delta Air Lines, Inc. ..................................................... 13,738 1,133
Deluxe Corp. .......................................................... 5,239 127
DNOW, Inc. (a) ........................................................ 4,136 53
EMCOR Group, Inc. .................................................... 1,228 1,015
Exponent, Inc. ......................................................... 1,130 66
FedEx Corp. .......................................................... 1,373 565
Ferguson Enterprises, Inc. ................................................. 2,838 641
GE Vernova, Inc. ....................................................... 1,323 1,281
Gibraltar Industries, Inc. (a) ................................................ 2,506 97
Griffon Corp. .......................................................... 1,176 104
Huron Consulting Group, Inc. (a) ............................................ 716 77
Illinois Tool Works, Inc. .................................................. 2,205 545
Kforce, Inc. ........................................................... 2,251 106
Korn Ferry ........................................................... 1,583 111
Legalzoom.com, Inc. (a) .................................................. 11,987 75
Leidos Holdings, Inc. .................................................... 5,283 675
Liquidity Services, Inc. (a) ................................................. 3,014 109
Lockheed Martin Corp. ................................................... 2,035 1,080

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Masterbrand, Inc. (a) ..................................................... 4,880 $ 42
Matson, Inc. .......................................................... 274 50
Maximus, Inc. ......................................................... 1,777 110
Mueller Industries, Inc. ................................................... 6,308 811
Parker-Hannifin Corp. ................................................... 585 494
Powell Industries, Inc. ................................................... 451 128
Power Solutions International, Inc. (a) (b) ...................................... 1,805 75
Resideo Technologies, Inc. (a) .............................................. 1,120 35
Sterling Infrastructure, Inc. (a) .............................................. 255 220
Terex Corp. ........................................................... 1,474 86
TriNet Group, Inc. ...................................................... 2,640 121
Uber Technologies, Inc. (a) ................................................ 14,956 1,053
United Airlines Holdings, Inc. (a) ............................................ 8,364 960
Upwork, Inc. (a) ........................................................ 6,945 61
Vertiv Holdings Co. , Class A ............................................... 2,834 895
Wabash National Corp. ................................................... 2,513 20
17,854
Information Technology (11.6%):
A10 Networks, Inc. ..................................................... 4,143 125
Adeia, Inc. ............................................................ 6,522 174
Adobe, Inc. (a) ......................................................... 1,882 488
Amphenol Corp. , Class A ................................................. 7,934 1,180
Apple, Inc. ........................................................... 38,673 12,068
Applied Materials, Inc. ................................................... 2,578 1,160
Arista Networks, Inc. (a) .................................................. 7,235 1,154
Belden, Inc. ........................................................... 588 62
Benchmark Electronics, Inc. ............................................... 1,414 119
Box, Inc. , Class A (a) .................................................... 3,666 99
Broadcom, Inc. ........................................................ 11,842 5,291
Cisco Systems, Inc. ..................................................... 16,007 1,928
Clear Secure, Inc. , Class A ................................................ 2,696 149
Cognizant Technology Solutions Corp. , Class A ................................. 11,686 651
Commvault Systems, Inc. (a) ............................................... 1,273 151
Consensus Cloud Solutions, Inc. (a) .......................................... 2,414 83
Dropbox, Inc. , Class A (a) ................................................. 20,866 561
Everforth, Inc. (a) ....................................................... 3,609 82
Extreme Networks, Inc. (a) ................................................ 5,454 145
Flex Ltd. (a) ........................................................... 6,432 970
GoDaddy, Inc. , Class A (a) ................................................. 491 42
Insight Enterprises, Inc. (a) ................................................ 1,137 121
InterDigital, Inc. ....................................................... 445 112
Jabil, Inc. ............................................................ 2,935 1,070
KLA Corp. ........................................................... 676 1,299
Knowles Corp. (a) ....................................................... 3,064 115
Kulicke & Soffa Industries, Inc. ............................................. 725 74
Lam Research Corp. ..................................................... 5,237 1,666
Micron Technology, Inc. .................................................. 3,355 3,258
Microsoft Corp. ........................................................ 9,157 4,123
Napco Security Technologies, Inc. ........................................... 1,785 67
NetApp, Inc. .......................................................... 6,836 1,191
NetScout Systems, Inc. (a) ................................................. 3,368 140
NVIDIA Corp. ......................................................... 62,928 13,287
PagerDuty, Inc. (a) ...................................................... 4,087 41
Photronics, Inc. (a) ...................................................... 658 21
Progress Software Corp. (a) ................................................ 1,889 62
Qualys, Inc. (a) ......................................................... 1,044 114
Rambus, Inc. (a) ........................................................ 646 94
Sandisk Corp. (a) ....................................................... 826 1,400
Sanmina Corp. (a) ....................................................... 509 132
ScanSource, Inc. (a) ..................................................... 2,002 93
Vishay Intertechnology, Inc. ............................................... 1,187 62
55,224

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Materials (1.1%):
AdvanSix, Inc. ......................................................... 2,599 $ 58
Cabot Corp. ........................................................... 1,008 88
Century Aluminum Co. (a) ................................................. 2,117 140
CF Industries Holdings, Inc. ............................................... 8,228 924
Commercial Metals Co. .................................................. 1,054 80
CRH PLC ............................................................ 3,303 359
Hawkins, Inc. ......................................................... 826 128
Newmont Corp. ........................................................ 10,710 1,176
Nucor Corp. ........................................................... 3,909 977
O-I Glass, Inc. (a) ....................................................... 6,030 53
Reliance, Inc. .......................................................... 381 145
Steel Dynamics, Inc. ..................................................... 3,971 1,033
SunCoke Energy, Inc. .................................................... 6,839 62
Sylvamo Corp. ......................................................... 1,364 54
5,277
Real Estate (0.2%):
Acadia Realty Trust ..................................................... 1,301 29
American Healthcare REIT, Inc. ............................................ 768 37
Apple Hospitality REIT, Inc. ............................................... 2,447 36
Broadstone Net Lease, Inc. , Class A .......................................... 2,662 54
CareTrust REIT, Inc. .................................................... 1,951 80
CBL & Associates Properties, Inc. ........................................... 483 23
Compass, Inc. , Class A (a) ................................................. 5,381 44
Cushman & Wakefield Ltd. (a) .............................................. 2,282 28
Diversified Healthcare Trust ............................................... 5,712 47
Douglas Emmett, Inc. .................................................... 1,533 18
Essential Properties Realty Trust, Inc. ........................................ 1,141 35
Industrial Logistics Properties Trust .......................................... 3,092 28
National Health Investors, Inc. ............................................. 426 31
Newmark Group, Inc. , Class A ............................................. 2,351 33
Outfront Media, Inc. ..................................................... 955 31
Phillips Edison & Co., Inc. ................................................ 747 30
Ryman Hospitality Properties, Inc. ........................................... 370 43
Sabra Health Care REIT, Inc. .............................................. 2,173 43
SL Green Realty Corp. (b) ................................................. 588 27
Tanger, Inc. ........................................................... 803 29
Terreno Realty Corp. .................................................... 583 38
The Macerich Co. ...................................................... 2,734 62
Urban Edge Properties ................................................... 1,674 37
863
Utilities (0.7%):
Avista Corp. .......................................................... 2,344 97
Black Hills Corp. ....................................................... 1,599 116
Edison International ..................................................... 11,375 796
FirstEnergy Corp. ....................................................... 4,109 191
Genie Energy Ltd. , Class B ................................................ 2,988 41
MGE Energy, Inc. ...................................................... 206 15
National Fuel Gas Co. ................................................... 2,472 191
NRG Energy, Inc. ....................................................... 5,846 784
PG&E Corp. .......................................................... 41,429 677
Spire, Inc. ............................................................ 895 74
Talen Energy Corp. (a) ................................................... 537 208
Unitil Corp. ........................................................... 670 33
3,223
Total Common Stocks (Cost $112,933)
a
a
a
160,188
Exchange-Traded Funds (41.2%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 45,600 1,344
Invesco RAFI Emerging Markets ETF (b) ...................................... 202,529 5,888
iShares Core MSCI Emerging Markets ETF .................................... 30,283 2,528
iShares Core S&P 500 ETF ................................................ 26,220 19,928

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
iShares Core S&P Small-Cap ETF ........................................... 44,698 $ 6,198
iShares Core U.S. Aggregate Bond ETF ....................................... 30,960 3,067
iShares Core Universal USD Bond ETF ....................................... 113,521 5,242
iShares MSCI Canada ETF ................................................ 61,011 3,588
iShares MSCI Europe Financials ETF ........................................ 209,893 8,083
iShares MSCI International Momentum Factor ETF (b) ............................ 37,162 1,964
iShares MSCI International Quality Factor ETF ................................. 47,701 2,355
iShares MSCI Japan ETF (b) ............................................... 18,517 1,721
iShares Russell 1000 Value ETF ............................................ 87,942 20,927
JPMorgan BetaBuilders Canada ETF (b) ....................................... 35,517 3,585
Schwab Fundamental Emerging Markets Equity ETF (b) ........................... 307,537 12,646
Schwab Fundamental International Equity ETF (b) ............................... 476,070 25,889
Schwab Fundamental International Small Equity ETF ............................. 17,430 877
SPDR Gold Shares (a) (b) .................................................. 6,138 2,560
State Street Real Estate Select Sector SPDR ETF ................................ 60,763 2,673
State Street SPDR S&P Emerging Markets Small Cap ETF (b) ....................... 14,790 1,108
United States Oil Fund LP (a) (b) ............................................ 2,352 304
Vanguard FTSE All-World ex-US ETF ........................................ 52,866 4,441
Vanguard FTSE Developed Markets ETF ...................................... 377,210 27,072
Vanguard FTSE Emerging Markets ETF (b) .................................... 254,145 15,218
Vanguard Real Estate ETF (b) .............................................. 9,925 950
Vanguard Total Bond Market ETF ........................................... 107,794 7,919
Vanguard Total Stock Market ETF ........................................... 22,114 8,238
Total Exchange-Traded Funds (Cost $138,007)
a
a
a
196,313
Affiliated Exchange-Traded Funds (24.1%)
VictoryShares Core Intermediate Bond ETF .................................... 548,471 25,707
VictoryShares Core Plus Bond ETF .......................................... 1,009,438 21,925
VictoryShares Emerging Markets Value Momentum ETF .......................... 113,519 6,826
VictoryShares Free Cash Flow Growth ETF .................................... 770,818 24,919
VictoryShares International Free Cash Flow ETF ................................ 456,170 15,401
VictoryShares International Free Cash Flow Growth ETF .......................... 458,612 14,713
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,226
Total Affiliated Exchange-Traded Funds (Cost $105,894)
a
a
a
114,717
Collateral for Securities Loaned (5.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (c) ........ 6,140,477 6,141
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (c) ............ 6,140,477 6,141
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (c) ............... 6,140,477 6,140
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 6,140,477 6,140
Total Collateral for Securities Loaned (Cost $24,562)
a
a
a
24,562
Total Investments (Cost $381,396) — 104.2% 495,780
Liabilities in excess of other assets —  (4.2)% (19,776)
NET ASSETS - 100.00% $ 476,004
At May 31, 2026, the Fund's investments in foreign securities were 25.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on May 31, 2026.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 26,338 $ — $ — $ — $ (631) $ 25,707 548,471 $ 276 $ —
VictoryShares Core Plus Bond
ETF ................. 22,460 — — — (535) 21,925 1,009,438 280 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 5,667 1,178 — — (19) 6,826 113,519 — —
VictoryShares Free Cash Flow
Growth ETF ........... 21,340 — — — 3,579 24,919 770,818 — —
VictoryShares International
Free Cash Flow ETF ..... 12,065 2,557 — — 779 15,401 456,170 53 —
VictoryShares International
Free Cash Flow Growth ETF 9,372 4,559 — — 782 14,713 458,612 30 —
VictoryShares Short-Term
Bond ETF ............ 5,271 — — — (45) 5,226 103,145 59 —
$ 102,513 $ 8,294 $ — $ — $ 3,910 $ 114,717 3,460,173 $ 698 $ —

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (36.5%)
VictoryShares Core Intermediate Bond ETF .................................... 562,145 $ 26,348
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 3,344
VictoryShares Free Cash Flow ETF .......................................... 90,000 4,191
VictoryShares Free Cash Flow Growth ETF .................................... 90,000 2,910
VictoryShares International Value Momentum ETF ............................... 93,597 6,913
VictoryShares Pioneer Asset-Based Income ETF ................................. 140,000 3,487
VictoryShares Short-Term Bond ETF ......................................... 649,270 32,892
VictoryShares Small Cap Free Cash Flow ETF .................................. 44,000 1,473
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,932
VictoryShares US Value Momentum ETF ...................................... 35,995 3,740
VictoryShares WestEnd U.S. Sector ETF ...................................... 102,587 5,249
Total Affiliated Exchange-Traded Funds (Cost $82,909)
a
a
a
92,479
Affiliated Mutual Funds (62.9%)
Victory 500 Index Fund, Reward Shares ....................................... 129,250 11,886
Victory Core Plus Bond Fund, Institutional Shares ............................... 6,306,694 57,959
Victory Emerging Markets Fund, Institutional Shares ............................. 226 7
Victory Government Securities Fund, Institutional Shares .......................... 3,200,642 28,518
Victory High Income Fund, Institutional Shares ................................. 1,540,274 10,520
Victory Income Fund, Institutional Shares ..................................... 1,556,394 18,085
Victory Income Stock Fund, Institutional Shares ................................. 99,633 2,012
Victory International Fund, Institutional Shares .................................. 231,805 7,909
Victory Market Neutral Income Fund, Class I ................................... 1,682,968 15,601
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 77,257 5,626
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 29,235 1,479
Total Affiliated Mutual Funds (Cost $155,167)
a
a
a
159,602
Total Investments (Cost $238,076) — 99.4% 252,081
Other assets in excess of liabilities —  0.6% 1,445
NET ASSETS - 100.00% $ 253,526
At May 31, 2026, the foreign securities held by the underlying Funds were 13.9% of net assets.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 11,445 $ 26 $ (751) $ 27 $ 1,139 $ 11,886 129,250 $ 26 $ —
Victory Core Plus Bond Fund,
Institutional Shares ...... 57,329 1,929 — — (1,299) 57,959 6,306,694 700 —
Victory Emerging Markets
Fund, Institutional Shares . 7 — — — — 7 226 — —
Victory Government Securities
Fund, Institutional Shares . 28,790 362 — — (634) 28,518 3,200,642 279 —
Victory High Income Fund,
Institutional Shares ...... 10,451 204 — — (135) 10,520 1,540,274 204 —
Victory Income Fund,
Institutional Shares ...... 18,265 190 — — (370) 18,085 1,556,394 190 —
Victory Income Stock Fund,
Institutional Shares ...... 1,952 5 — — 55 2,012 99,633 5 —
Victory International Fund,
Institutional Shares ...... 8,417 — (499) 35 (44) 7,909 231,805 — —
Victory Market Neutral Income
Fund, Class I .......... 14,053 1,156 — — 392 15,601 1,682,968 156 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 4,624 — — — 1,002 5,626 77,257 — —

Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... $ 1,923 $ — $ — $ — $ (444) $ 1,479 29,235 $ — $ —
VictoryShares Core
Intermediate Bond ETF ... 26,994 — — — (646) 26,348 562,145 283 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 3,385 — — — (41) 3,344 55,618 — —
VictoryShares Free Cash Flow
ETF ................. 3,643 — — — 548 4,191 90,000 9 —
VictoryShares Free Cash Flow
Growth ETF ........... 2,492 — — — 418 2,910 90,000 — —
VictoryShares International
Value Momentum ETF ... 6,921 — — — (8) 6,913 93,597 63 —
VictoryShares Pioneer Asset-
Based Income ETF ...... 3,510 — — — (23) 3,487 140,000 55 —
VictoryShares Short-Term
Bond ETF ............ 33,178 — — — (286) 32,892 649,270 373 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 1,336 — — — 137 1,473 44,000 4 —
VictoryShares US Small Mid
Cap Value Momentum ETF 1,831 — — — 101 1,932 18,550 8 —
VictoryShares US Value
Momentum ETF ........ 3,591 — — — 149 3,740 35,995 16 —
VictoryShares WestEnd U.S.
Sector ETF ............ 4,849 — — — 400 5,249 102,587 9 —
$ 248,986 $ 3,872 $ (1,250) $ 62 $ 411 $ 252,081 16,736,140 $ 2,380 $ —

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (45.0%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 320,458 $ 19,270
VictoryShares Free Cash Flow ETF .......................................... 521,092 24,267
VictoryShares Free Cash Flow Growth ETF .................................... 757,968 24,504
VictoryShares International Value Momentum ETF ............................... 357,611 26,413
VictoryShares Small Cap Free Cash Flow ETF .................................. 186,062 6,229
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 125,594 13,083
VictoryShares US Value Momentum ETF (a) .................................... 164,156 17,055
VictoryShares WestEnd U.S. Sector ETF ...................................... 617,787 31,609
Total Affiliated Exchange-Traded Funds (Cost $106,963)
a
a
a
162,430
Affiliated Mutual Funds (54.6%)
Victory 500 Index Fund, Reward Shares ....................................... 735,852 67,669
Victory Emerging Markets Fund, Institutional Shares ............................. 424,004 13,958
Victory Income Stock Fund, Institutional Shares ................................. 826,861 16,694
Victory International Fund, Institutional Shares .................................. 1,066,639 36,394
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 447,416 32,581
Victory Pioneer International Equity Fund, Class Y ............................... 724,242 27,724
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 35,474 1,795
Total Affiliated Mutual Funds (Cost $117,093)
a
a
a
196,815
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (b) ........ 63,600 63
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (b) ............ 63,600 63
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (b) ............... 63,600 64
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (b) . 63,600 64
Total Collateral for Securities Loaned (Cost $254)
a
a
a
254
Total Investments (Cost $224,310) — 99.7% 359,499
Other assets in excess of liabilities —  0.3% 961
NET ASSETS - 100.00% $ 360,460
At May 31, 2026, the foreign securities held by the underlying Funds were 34.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on May 31, 2026.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Equity Fund
Victory 500 Index Fund,
Reward Shares ......... $ 60,571 $ 638 $ — $ — $ 6,460 $ 67,669 735,852 $ 139 $ —
Victory Emerging Markets
Fund, Institutional Shares . 11,770 500 — — 1,688 13,958 424,004 — —
Victory Income Stock Fund,
Institutional Shares ...... 14,638 1,538 — — 518 16,694 826,861 38 —
Victory International Fund,
Institutional Shares ...... 35,066 1,300 — — 28 36,394 1,066,639 — —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 25,812 1,000 — — 5,769 32,581 447,416 — —
Victory Pioneer International
Equity Fund, Class Y ..... 27,224 — — — 500 27,724 724,242 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 2,333 — — — (538) 1,795 35,474 — —

Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Emerging
Markets Value Momentum
ETF ................. $ 19,500 $ — $ — $ — $ (230) $ 19,270 320,458 $ — $ —
VictoryShares Free Cash Flow
ETF ................. 21,094 — — — 3,173 24,267 521,092 50 —
VictoryShares Free Cash Flow
Growth ETF ........... 20,984 — — — 3,520 24,504 757,968 — —
VictoryShares International
Value Momentum ETF ... 26,444 — — — (31) 26,413 357,611 242 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 5,649 — — — 580 6,229 186,062 15 —
VictoryShares US Small Mid
Cap Value Momentum ETF 12,399 — — — 684 13,083 125,594 52 —
VictoryShares US Value
Momentum ETF ........ 16,378 — — — 677 17,055 164,156 72 —
VictoryShares WestEnd U.S.
Sector ETF ............ 29,201 — — — 2,408 31,609 617,787 56 —
$ 329,063 $ 4,976 $ — $ — $ 25,206 $ 359,245 7,311,216 $ 664 $ —

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (20.0%)
Communication Services (2.2%):
Alphabet, Inc. , Class A ................................................... 48,890 $ 18,595
Alphabet, Inc. , Class C ................................................... 3,965 1,492
Comcast Corp. , Class A .................................................. 64,642 1,608
Meta Platforms, Inc. , Class A .............................................. 830 525
Millicom International Cellular SA (a) ........................................ 16,726 1,428
The New York Times Co. , Class A ........................................... 13,830 1,040
Verizon Communications, Inc. .............................................. 50,927 2,435
27,123
Consumer Discretionary (1.6%):
Amazon.com, Inc. (a) .................................................... 20,183 5,462
Aptiv PLC (a) .......................................................... 7,433 505
Booking Holdings, Inc. ................................................... 10,007 1,676
BorgWarner, Inc. ....................................................... 16,393 1,177
Expedia Group, Inc. ..................................................... 6,621 1,495
General Motors Co. ..................................................... 21,724 1,808
Las Vegas Sands Corp. ................................................... 23,599 1,194
Lowe's Cos., Inc. ....................................................... 536 115
PulteGroup, Inc. ........................................................ 7,271 859
Ralph Lauren Corp. , Class A ............................................... 3,826 1,392
Ross Stores, Inc. ....................................................... 2,473 573
Tapestry, Inc. .......................................................... 9,413 1,369
The TJX Cos., Inc. ...................................................... 9,121 1,412
Toll Brothers, Inc. ...................................................... 2,921 405
Ulta Beauty, Inc. (a) ..................................................... 2,455 1,249
Versigent PLC (a) ....................................................... 2,645 117
20,808
Consumer Staples (1.2%):
Altria Group, Inc. ....................................................... 30,751 2,140
Coca-Cola Consolidated, Inc. .............................................. 6,894 1,195
Dollar General Corp. .................................................... 16,537 1,829
Ingredion, Inc. ......................................................... 2,714 275
Monster Beverage Corp. (a) ................................................ 15,986 1,408
Philip Morris International, Inc. ............................................. 1,895 336
Sysco Corp. ........................................................... 18,354 1,391
Target Corp. .......................................................... 12,827 1,630
The Kroger Co. ........................................................ 4,202 261
U.S. Foods Holding Corp. (a) ............................................... 14,077 1,152
Walmart, Inc. .......................................................... 25,534 2,956
14,573
Energy (0.6%):
Devon Energy Corp. ..................................................... 43,731 1,946
EOG Resources, Inc. .................................................... 16,094 2,147
Halliburton Co. ........................................................ 41,344 1,606
Marathon Petroleum Corp. ................................................ 6,599 1,642
TechnipFMC PLC ...................................................... 7,915 541
7,882
Financials (2.2%):
Affiliated Managers Group, Inc. ............................................ 1,490 451
Ameriprise Financial, Inc. ................................................. 3,959 1,765
Axis Capital Holdings Ltd. ................................................ 1,318 125
Cincinnati Financial Corp. ................................................ 6,253 984
Fidelity National Financial, Inc. ............................................ 8,353 396
Interactive Brokers Group, Inc. , Class A ....................................... 16,503 1,435
JPMorgan Chase & Co. .................................................. 14,701 4,400
NU Holdings Ltd. , Class A (a) .............................................. 24,714 324
PayPal Holdings, Inc. .................................................... 37,544 1,680
Popular, Inc. .......................................................... 8,318 1,235
Synchrony Financial ..................................................... 25,147 1,797
The Allstate Corp. ...................................................... 10,966 2,260

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
The Charles Schwab Corp. ................................................ 16,222 $ 1,417
The Goldman Sachs Group, Inc. ............................................ 2,725 2,795
The Hartford Insurance Group, Inc. .......................................... 6,896 877
The PNC Financial Services Group, Inc. ...................................... 9,529 2,107
The Progressive Corp. ................................................... 7,415 1,412
The Travelers Cos., Inc. .................................................. 4,993 1,457
U.S. Bancorp .......................................................... 5,872 322
W.R. Berkley Corp. ..................................................... 1,187 75
27,314
Health Care (1.8%):
AbbVie, Inc. .......................................................... 12,664 2,757
Bristol-Myers Squibb Co. ................................................. 29,310 1,676
Cardinal Health, Inc. .................................................... 7,677 1,511
Cencora, Inc. .......................................................... 4,604 1,240
CVS Health Corp. ...................................................... 19,263 1,752
Exelixis, Inc. (a) ........................................................ 12,212 616
Gilead Sciences, Inc. .................................................... 13,949 1,875
Johnson & Johnson ..................................................... 14,235 3,208
McKesson Corp. ....................................................... 2,209 1,640
Merck & Co., Inc. ...................................................... 22,715 2,697
Royalty Pharma PLC , Class A .............................................. 25,797 1,438
Tenet Healthcare Corp. (a) ................................................. 6,854 1,202
The Cigna Group ....................................................... 1,066 296
Universal Health Services, Inc. , Class B ....................................... 2,067 302
22,210
Industrials (2.1%):
Allison Transmission Holdings, Inc. ......................................... 3,683 418
Automatic Data Processing, Inc. ............................................ 2,451 544
Caterpillar, Inc. ........................................................ 2,972 2,603
Comfort Systems USA, Inc. ............................................... 1,013 1,852
Cummins, Inc. ......................................................... 2,970 1,920
Delta Air Lines, Inc. ..................................................... 24,058 1,984
EMCOR Group, Inc. .................................................... 2,150 1,778
FedEx Corp. .......................................................... 2,405 990
Ferguson Enterprises, Inc. ................................................. 4,970 1,123
GE Vernova, Inc. ....................................................... 2,317 2,244
Illinois Tool Works, Inc. .................................................. 3,863 955
Leidos Holdings, Inc. .................................................... 9,253 1,183
Lockheed Martin Corp. ................................................... 3,565 1,891
Mueller Industries, Inc. ................................................... 10,457 1,345
Parker-Hannifin Corp. ................................................... 1,024 865
Uber Technologies, Inc. (a) ................................................ 26,192 1,844
United Airlines Holdings, Inc. (a) ............................................ 14,647 1,681
Vertiv Holdings Co. , Class A ............................................... 4,963 1,567
26,787
Information Technology (7.3%):
Adobe, Inc. (a) ......................................................... 3,296 854
Amphenol Corp. , Class A ................................................. 13,894 2,067
Apple, Inc. ........................................................... 67,726 21,134
Applied Materials, Inc. ................................................... 4,515 2,032
Arista Networks, Inc. (a) .................................................. 12,671 2,021
Broadcom, Inc. ........................................................ 20,738 9,265
Cisco Systems, Inc. ..................................................... 28,033 3,376
Cognizant Technology Solutions Corp. , Class A ................................. 20,466 1,141
Dropbox, Inc. , Class A (a) ................................................. 36,541 982
Flex Ltd. (a) ........................................................... 11,265 1,698
GoDaddy, Inc. , Class A (a) ................................................. 860 74
Jabil, Inc. ............................................................ 5,140 1,874
KLA Corp. ........................................................... 1,185 2,277
Lam Research Corp. ..................................................... 9,171 2,918
Micron Technology, Inc. .................................................. 5,875 5,705
Microsoft Corp. ........................................................ 16,036 7,220

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
NetApp, Inc. .......................................................... 11,972 $ 2,087
NVIDIA Corp. ......................................................... 110,201 23,268
Sandisk Corp. (a) ....................................................... 1,446 2,451
92,444
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 14,410 1,619
CRH PLC ............................................................ 5,785 629
Newmont Corp. ........................................................ 18,757 2,060
Nucor Corp. ........................................................... 6,846 1,712
Reliance, Inc. .......................................................... 667 254
Steel Dynamics, Inc. ..................................................... 6,954 1,809
8,083
Utilities (0.4%):
Edison International ..................................................... 19,921 1,393
FirstEnergy Corp. ....................................................... 7,196 334
National Fuel Gas Co. ................................................... 4,330 334
NRG Energy, Inc. ....................................................... 10,239 1,373
PG&E Corp. .......................................................... 72,553 1,185
Talen Energy Corp. (a) ................................................... 940 364
4,983
Total Common Stocks (Cost $173,292)
a
a
a
252,207
Exchange-Traded Funds (39.6%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 114,500 3,376
Invesco RAFI Developed Markets ex-US ETF (b) ................................ 147,377 11,475
Invesco RAFI Emerging Markets ETF ........................................ 394,365 11,464
iShares 0-5 Year TIPS Bond ETF ............................................ 33,552 3,478
iShares 20+ Year Treasury Bond ETF ......................................... 83,249 7,139
iShares 7-10 Year Treasury Bond ETF ........................................ 90,863 8,600
iShares Core MSCI Emerging Markets ETF .................................... 172,708 14,416
iShares Core S&P 500 ETF ................................................ 32,001 24,322
iShares Core S&P Small-Cap ETF ........................................... 291,332 40,396
iShares Core U.S. Aggregate Bond ETF ....................................... 521,712 51,682
iShares Core Universal USD Bond ETF (b) ..................................... 625,422 28,882
iShares MSCI Canada ETF ................................................ 182,112 10,710
iShares MSCI Europe Financials ETF (b) ...................................... 463,453 17,848
iShares MSCI Japan ETF (b) ............................................... 31,128 2,894
iShares Russell 1000 Value ETF ............................................ 107,979 25,695
JPMorgan BetaBuilders Canada ETF ......................................... 81,979 8,274
Schwab Fundamental Emerging Markets Equity ETF (b) ........................... 528,337 21,725
Schwab Fundamental International Equity ETF ................................. 605,962 32,952
Schwab Fundamental International Small Equity ETF (b) ........................... 69,892 3,518
SPDR Gold Shares (a) (b) .................................................. 28,157 11,745
State Street Real Estate Select Sector SPDR ETF ................................ 106,410 4,681
State Street SPDR S&P Emerging Markets Small Cap ETF (b) ....................... 34,497 2,584
United States Oil Fund LP (a) (b) ............................................ 7,871 1,016
Vanguard FTSE All-World ex-US ETF ........................................ 212,246 17,829
Vanguard FTSE Developed Markets ETF ...................................... 496,885 35,661
Vanguard FTSE Emerging Markets ETF (b) .................................... 141,902 8,497
Vanguard Mortgage-Backed Securities ETF (b) .................................. 220,865 10,361
Vanguard Real Estate ETF (b) .............................................. 29,000 2,775
Vanguard S&P 500 ETF .................................................. 1 1
Vanguard Total Bond Market ETF ........................................... 528,988 38,859
Vanguard Total Stock Market ETF ........................................... 93,071 34,673
Total Exchange-Traded Funds (Cost $387,827)
a
a
a
497,528
Affiliated Exchange-Traded Funds (39.6%)
VictoryShares Core Intermediate Bond ETF .................................... 4,534,400 212,527
VictoryShares Core Plus Bond ETF (b) ........................................ 6,385,380 138,691
VictoryShares Emerging Markets Value Momentum ETF .......................... 196,730 11,830
VictoryShares Free Cash Flow Growth ETF (b) .................................. 1,408,986 45,550

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
VictoryShares International Free Cash Flow ETF ................................ 986,826 $ 33,317
VictoryShares International Free Cash Flow Growth ETF .......................... 1,112,950 35,705
VictoryShares Short-Term Bond ETF (b) ....................................... 402,475 20,389
Total Affiliated Exchange-Traded Funds (Cost $508,764)
a
a
a
498,009
Collateral for Securities Loaned (4.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (c) ........ 13,717,964 13,718
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (c) ............ 13,717,964 13,718
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (c) ............... 13,717,964 13,718
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 13,717,964 13,718
Total Collateral for Securities Loaned (Cost $54,872)
a
a
a
54,872
Total Investments (Cost $1,124,755) — 103.6% 1,302,616
Liabilities in excess of other assets —  (3.6)% (44,658)
NET ASSETS - 100.00% $ 1,257,958
At May 31, 2026, the Fund's investments in foreign securities were 15.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on May 31, 2026.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 217,743 $ — $ — $ — $ (5,216) $ 212,527 4,534,400 $ 2,285 $ —
VictoryShares Core Plus Bond
ETF ................. 142,075 — — — (3,384) 138,691 6,385,380 1,772 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 9,852 2,012 — — (34) 11,830 196,730 — —
VictoryShares Free Cash Flow
Growth ETF ........... 39,008 — — — 6,542 45,550 1,408,986 — —
VictoryShares International
Free Cash Flow ETF ..... 31,486 — — — 1,831 33,317 986,826 138 —
VictoryShares International
Free Cash Flow Growth ETF 30,506 3,397 — — 1,802 35,705 1,112,950 97 —
VictoryShares Short-Term
Bond ETF ............ 20,566 — — — (177) 20,389 402,475 231 —
$ 491,236 $ 5,409 $ — $ — $ 1,364 $ 498,009 15,027,747 $ 4,523 $ —

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (26.9%)
Communication Services (2.7%):
Alphabet, Inc., Class A ................................................... 144,234 $ 54,858
Alphabet, Inc., Class C ................................................... 11,697 4,403
Cargurus, Inc., Class A(a) ................................................. 6,682 200
Comcast Corp., Class A .................................................. 222,876 5,543
Fox Corp., Class A ...................................................... 3,623 232
IDT Corp., Class B ...................................................... 3,525 194
Meta Platforms, Inc., Class A .............................................. 2,449 1,549
Millicom International Cellular SA(a) ........................................ 49,346 4,212
Pinterest, Inc., Class A(a) ................................................. 8,348 167
The New York Times Co., Class A ........................................... 40,802 3,069
Verizon Communications, Inc. .............................................. 160,759 7,686
Versant Media Group, Inc. ................................................ 0 —(b)
Yelp, Inc., Class A(a) .................................................... 7,595 173
Ziff Davis, Inc.(a) ....................................................... 7,233 326
82,612
Consumer Discretionary (2.2%):
Abercrombie & Fitch Co.(a) ............................................... 2,938 227
Academy Sports & Outdoors, Inc. ........................................... 4,761 251
Amazon.com, Inc.(a) .................................................... 59,544 16,115
Aptiv PLC(a) .......................................................... 21,930 1,490
Booking Holdings, Inc. ................................................... 29,524 4,943
BorgWarner, Inc. ....................................................... 48,363 3,473
D.R. Horton, Inc. ....................................................... 3,230 475
Expedia Group, Inc. ..................................................... 20,319 4,588
Ford Motor Co. ........................................................ 54,658 953
Frontdoor, Inc.(a) ....................................................... 3,732 232
Garrett Motion, Inc. ..................................................... 11,445 375
General Motors Co. ..................................................... 64,090 5,335
G-III Apparel Group Ltd. ................................................. 9,175 297
Installed Building Products, Inc. ............................................ 942 198
JAKKS Pacific, Inc. ..................................................... 9,762 216
KB Home ............................................................ 3,589 175
Kohl's Corp.(c) ........................................................ 21,680 311
Kontoor Brands, Inc. .................................................... 2,916 209
Las Vegas Sands Corp. ................................................... 69,622 3,521
Lowe's Cos., Inc. ....................................................... 1,583 339
M/I Homes, Inc.(a) ...................................................... 1,498 197
Mohawk Industries, Inc.(a) ................................................ 1,065 114
Monarch Casino & Resort, Inc. ............................................. 1,839 221
Perdoceo Education Corp. ................................................. 4,520 146
Phinia, Inc. ........................................................... 3,165 245
PulteGroup, Inc. ........................................................ 21,453 2,535
Ralph Lauren Corp., Class A ............................................... 11,287 4,107
Ross Stores, Inc. ....................................................... 7,296 1,691
Rush Street Interactive, Inc., Class A(a) ....................................... 7,448 189
Sally Beauty Holdings, Inc.(a) .............................................. 20,380 271
Signet Jewelers Ltd. ..................................................... 5,383 470
Steven Madden Ltd. ..................................................... 5,818 253
Tapestry, Inc. .......................................................... 27,770 4,039
Taylor Morrison Home Corp., Class A(a) ...................................... 6,675 391
The Buckle, Inc. ........................................................ 5,081 233
The TJX Cos., Inc. ...................................................... 26,911 4,165
Toll Brothers, Inc. ...................................................... 8,619 1,194
Ulta Beauty, Inc.(a) ..................................................... 7,245 3,687
Versigent PLC(a) ....................................................... 7,805 344
Winmark Corp. ........................................................ 562 213
Winnebago Industries, Inc. ................................................ 4,775 142
68,570
Consumer Staples (1.5%):
Altria Group, Inc. ....................................................... 90,721 6,312

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Cal-Maine Foods, Inc. ................................................... 3,814 $ 285
Coca-Cola Consolidated, Inc. .............................................. 20,340 3,524
Constellation Brands, Inc., Class A .......................................... 403 56
Dole PLC ............................................................ 14,562 204
Dollar General Corp. .................................................... 48,788 5,396
Edgewell Personal Care Co. ............................................... 7,789 136
Ingredion, Inc. ......................................................... 8,008 812
Interparfums, Inc. ....................................................... 1,385 131
Molson Coors Beverage Co., Class B ......................................... 6,369 252
Monster Beverage Corp.(a) ................................................ 47,163 4,154
Philip Morris International, Inc. ............................................. 5,591 992
Sprouts Farmers Market, Inc.(a) ............................................ 2,306 191
Sysco Corp. ........................................................... 54,147 4,105
Target Corp. .......................................................... 42,874 5,448
The Andersons, Inc. ..................................................... 3,336 235
The Campbell's Company(c) ............................................... 7,167 151
The Kraft Heinz Co. ..................................................... 21,684 521
The Kroger Co. ........................................................ 12,399 771
The Vita Coco Co., Inc.(a) ................................................ 3,052 229
U.S. Foods Holding Corp.(a) ............................................... 41,531 3,399
Walmart, Inc. .......................................................... 75,332 8,720
46,024
Energy (1.0%):
Cactus, Inc., Class A ..................................................... 6,446 374
ConocoPhillips Co. ..................................................... 7,999 912
Crescent Energy Co., Class A .............................................. 18,472 213
Devon Energy Corp. ..................................................... 149,803 6,665
Energy Services of America Corp. ........................................... 13,475 201
EOG Resources, Inc. .................................................... 47,480 6,333
Evolution Petroleum Corp. ................................................ 30,421 129
Expand Energy Corp. .................................................... 1,308 122
Exxon Mobil Corp. ..................................................... 7,654 1,112
Halliburton Co. ........................................................ 121,974 4,739
Marathon Petroleum Corp. ................................................ 19,470 4,843
Matador Resources Co. ................................................... 3,320 178
Murphy Oil Corp. ...................................................... 5,942 215
Northern Oil & Gas, Inc. .................................................. 13,015 283
Range Resources Corp. ................................................... 4,201 164
Ranger Energy Services, Inc., Class A ........................................ 12,910 200
REX American Resources Corp.(a) .......................................... 4,159 194
Riley Exploration Permian, Inc. ............................................. 12,008 399
RPC, Inc. ............................................................ 34,131 226
Scorpio Tankers, Inc. .................................................... 4,029 300
SM Energy Co. ........................................................ 13,124 403
TechnipFMC PLC ...................................................... 23,350 1,598
Teekay Tankers Ltd., Class A ............................................... 4,884 344
30,147
Financials (3.2%):
1st Source Corp. ....................................................... 3,368 249
Acadian Asset Management, Inc. ............................................ 4,924 356
Adamas Trust, Inc. ...................................................... 15,424 142
Affiliated Managers Group, Inc. ............................................ 4,396 1,331
American International Group, Inc. .......................................... 7,257 539
Ameriprise Financial, Inc. ................................................. 11,680 5,206
Artisan Partners Asset Management, Inc., Class A ................................ 5,799 217
Atlanticus Holdings Corp.(a) ............................................... 2,081 179
Axis Capital Holdings Ltd. ................................................ 3,889 369
Bank of America Corp. ................................................... 18,192 939
Bread Financial Holdings, Inc. ............................................. 6,253 557
Cathay General Bancorp .................................................. 4,326 249
Cincinnati Financial Corp. ................................................ 18,449 2,904
Citizens Financial Group, Inc. .............................................. 5,881 366

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
CNB Financial Corp. .................................................... 8,180 $ 251
CNO Financial Group, Inc. ................................................ 3,152 145
Cohen & Steers, Inc. .................................................... 1,874 131
Corebridge Financial, Inc. ................................................. 3,765 102
CVB Financial Corp. .................................................... 10,660 217
Dave, Inc.(a) .......................................................... 1,234 349
Enova International, Inc.(a) ................................................ 1,468 237
Essent Group Ltd. ...................................................... 3,547 205
Fidelity National Financial, Inc. ............................................ 24,643 1,167
First Bancorp Puerto Rico ................................................. 21,237 509
First Financial Bancorp ................................................... 13,737 423
Hamilton Insurance Group Ltd., Class B ...................................... 8,159 242
Hanmi Financial Corp. ................................................... 8,862 267
Hope Bancorp, Inc. ..................................................... 22,505 282
Interactive Brokers Group, Inc., Class A ....................................... 48,687 4,234
International Bancshares Corp. ............................................. 6,249 451
Jackson Financial, Inc., Class A ............................................. 4,435 457
JPMorgan Chase & Co. .................................................. 44,377 13,282
Ladder Capital Corp., Class A .............................................. 14,508 148
Live Oak Bancshares, Inc. ................................................ 5,070 193
Moelis & Co., Class A ................................................... 4,533 305
Morgan Stanley ........................................................ 5,301 1,103
Northeast Community Bancorp, Inc. ......................................... 12,352 299
Northern Trust Corp. .................................................... 5,106 845
NU Holdings Ltd., Class A(a) .............................................. 72,911 957
OFG Bancorp ......................................................... 9,207 419
Old Second Bancorp, Inc. ................................................. 13,124 280
Pathward Financial, Inc. .................................................. 3,063 252
PayPal Holdings, Inc. .................................................... 110,763 4,957
PJT Partners, Inc., Class A ................................................ 1,580 242
Popular, Inc. .......................................................... 24,540 3,645
Prudential Financial, Inc. ................................................. 2,588 260
QCR Holdings, Inc. ..................................................... 2,744 253
Regional Management Corp. ............................................... 3,980 146
Selective Insurance Group, Inc. ............................................. 2,042 177
Simmons First National Corp., Class A ....................................... 11,118 238
Skyward Specialty Insurance Group, Inc.(a) .................................... 5,212 230
State Street Corp. ....................................................... 6,835 1,064
Synchrony Financial ..................................................... 74,189 5,300
T. Rowe Price Group, Inc. ................................................. 1,770 185
The Allstate Corp. ...................................................... 32,351 6,667
The Bancorp, Inc.(a) ..................................................... 4,158 229
The Bank of NT Butterfield & Son Ltd. ....................................... 9,413 531
The Charles Schwab Corp. ................................................ 47,860 4,181
The Goldman Sachs Group, Inc. ............................................ 8,041 8,247
The Hartford Insurance Group, Inc. .......................................... 20,347 2,587
The PNC Financial Services Group, Inc. ...................................... 28,112 6,216
The Progressive Corp. ................................................... 21,877 4,165
The Travelers Cos., Inc. .................................................. 14,733 4,300
TPG Mortgage Investment Trust, Inc. ........................................ 15,745 122
TPG RE Finance Trust, Inc. ............................................... 14,190 119
Truist Financial Corp. .................................................... 14,703 709
U.S. Bancorp .......................................................... 23,494 1,289
Unity Bancorp, Inc. ..................................................... 4,459 249
Universal Insurance Holdings, Inc. .......................................... 8,903 330
W.R. Berkley Corp. ..................................................... 3,504 223
Wells Fargo & Co. ...................................................... 9,342 724
Westamerica Bancorp .................................................... 4,321 240
World Acceptance Corp.(a) ................................................ 1,449 239
99,419
Health Care (2.4%):
AbbVie, Inc. .......................................................... 37,363 8,135
AdaptHealth Corp., Class A(a) ............................................. 20,739 210

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
AMN Healthcare Services, Inc.(a) ........................................... 8,306 $ 241
Baxter International, Inc. ................................................. 8,761 164
Biogen, Inc.(a) ......................................................... 2,663 522
Bristol-Myers Squibb Co. ................................................. 96,288 5,506
Cardinal Health, Inc. .................................................... 22,651 4,458
Cencora, Inc. .......................................................... 13,583 3,659
CorVel Corp.(a) ........................................................ 2,775 171
CVS Health Corp. ...................................................... 56,829 5,170
Elevance Health, Inc. .................................................... 725 285
Exelixis, Inc.(a) ........................................................ 36,027 1,819
Gilead Sciences, Inc. .................................................... 41,154 5,532
Harmony Biosciences Holdings, Inc.(a) ....................................... 10,956 346
Innoviva, Inc.(a) ....................................................... 12,169 261
Integra LifeSciences Holdings Corp.(a) ....................................... 16,310 262
iRadimed Corp. ........................................................ 2,083 189
Johnson & Johnson ..................................................... 46,090 10,385
Lantheus Holdings, Inc.(a) ................................................ 2,556 254
McKesson Corp. ....................................................... 6,518 4,839
Medtronic PLC ........................................................ 7,658 565
Merck & Co., Inc. ...................................................... 67,014 7,956
Pacira BioSciences, Inc.(a) ................................................ 7,059 164
Pediatrix Medical Group, Inc.(a) ............................................ 10,163 219
Progyny, Inc.(a) ........................................................ 9,865 252
Royalty Pharma PLC, Class A .............................................. 76,107 4,244
Sanofi SA, ADR ........................................................ 13,314 581
Select Medical Holdings Corp. ............................................. 14,413 238
Tactile Systems Technology, Inc.(a) .......................................... 12,287 302
Tenet Healthcare Corp.(a) ................................................. 20,220 3,545
The Cigna Group ....................................................... 3,146 873
Universal Health Services, Inc., Class B ....................................... 6,098 891
Zimmer Biomet Holdings, Inc. ............................................. 6,549 539
72,777
Industrials (3.0%):
3M Co. .............................................................. 4,511 691
ACCO Brands Corp. .................................................... 36,408 144
AGCO Corp. .......................................................... 1,919 216
Allison Transmission Holdings, Inc. ......................................... 10,867 1,234
Apogee Enterprises, Inc. .................................................. 5,711 219
Argan, Inc. ........................................................... 678 452
Atkore, Inc. ........................................................... 5,308 440
Automatic Data Processing, Inc. ............................................ 7,232 1,604
Blue Bird Corp.(a) ...................................................... 2,647 179
BlueLinx Holdings, Inc.(a) ................................................ 2,956 154
Boise Cascade Co. ...................................................... 2,611 182
Builders FirstSource, Inc.(a) ............................................... 920 70
Caterpillar, Inc. ........................................................ 9,363 8,201
Cimpress PLC(a) ....................................................... 1,984 196
Comfort Systems USA, Inc. ............................................... 2,990 5,466
Costamare, Inc. ........................................................ 10,624 163
Cummins, Inc. ......................................................... 8,763 5,666
Deere & Co. .......................................................... 649 352
Delta Air Lines, Inc. ..................................................... 73,851 6,091
Deluxe Corp. .......................................................... 12,190 296
Deutsche Post AG, ADR .................................................. 10,936 323
DNOW, Inc.(a) ........................................................ 18,215 233
EMCOR Group, Inc. .................................................... 6,344 5,245
Ennis, Inc. ............................................................ 9,224 189
FedEx Corp. .......................................................... 7,097 2,922
Ferguson Enterprises, Inc. ................................................. 14,664 3,314
Fortune Brands Innovations, Inc. ............................................ 7,318 285
GE Vernova, Inc. ....................................................... 6,836 6,619
Griffon Corp. .......................................................... 3,722 328
Hub Group, Inc., Class A ................................................. 5,488 228

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Huron Consulting Group, Inc.(a) ............................................ 1,335 $ 143
IES Holdings, Inc.(a) .................................................... 519 352
Illinois Tool Works, Inc. .................................................. 11,396 2,818
Korn Ferry ........................................................... 3,078 215
Legalzoom.com, Inc.(a) .................................................. 24,233 152
Leidos Holdings, Inc. .................................................... 27,298 3,489
Liquidity Services, Inc.(a) ................................................. 8,217 298
Lockheed Martin Corp. ................................................... 10,518 5,579
Masterbrand, Inc.(a) ..................................................... 18,154 158
Matson, Inc. .......................................................... 1,341 243
MillerKnoll, Inc. ....................................................... 9,786 158
Mueller Industries, Inc. ................................................... 32,479 4,177
MYR Group, Inc.(a) ..................................................... 517 240
Oshkosh Corp. ......................................................... 1,378 179
Owens Corning ........................................................ 1,907 240
Pangaea Logistics Solutions Ltd. ............................................ 25,495 193
Parker-Hannifin Corp. ................................................... 3,022 2,553
Powell Industries, Inc. ................................................... 1,237 352
Resideo Technologies, Inc.(a) .............................................. 5,009 157
Safe Bulkers, Inc. ....................................................... 35,370 221
Sterling Infrastructure, Inc.(a) .............................................. 577 497
Terex Corp. ........................................................... 4,024 234
Uber Technologies, Inc.(a) ................................................ 77,273 5,440
UFP Industries, Inc. ..................................................... 1,752 142
United Airlines Holdings, Inc.(a) ............................................ 43,213 4,961
United Parcel Service, Inc., Class B .......................................... 9,651 1,030
Vertiv Holdings Co., Class A ............................................... 14,643 4,623
90,546
Information Technology (9.3%):
A10 Networks, Inc. ..................................................... 8,598 259
Accenture PLC, Class A .................................................. 1,625 304
Adeia, Inc. ............................................................ 8,089 216
Adobe, Inc.(a) ......................................................... 10,862 2,816
Amkor Technology, Inc. .................................................. 3,460 241
Amphenol Corp., Class A ................................................. 40,990 6,098
Apple, Inc. ........................................................... 199,806 62,352
Applied Materials, Inc. ................................................... 13,320 5,995
Arista Networks, Inc.(a) .................................................. 37,382 5,961
Badger Meter, Inc. ...................................................... 2,343 290
Bel Fuse, Inc., Class B ................................................... 947 260
BK Technologies Corp.(a) ................................................. 3,823 316
Broadcom, Inc. ........................................................ 61,182 27,334
Cisco Systems, Inc. ..................................................... 89,888 10,824
Clear Secure, Inc., Class A ................................................ 8,292 460
Climb Global Solutions, Inc. ............................................... 7,640 165
Cognizant Technology Solutions Corp., Class A ................................. 60,379 3,366
Commvault Systems, Inc.(a) ............................................... 1,680 200
Consensus Cloud Solutions, Inc.(a) .......................................... 6,241 214
Diodes, Inc.(a) ......................................................... 2,422 255
Dropbox, Inc., Class A(a) ................................................. 107,803 2,898
Extreme Networks, Inc.(a) ................................................ 9,778 259
Flex Ltd.(a) ........................................................... 33,235 5,011
GoDaddy, Inc., Class A(a) ................................................. 2,539 218
HP, Inc. .............................................................. 10,700 289
Insight Enterprises, Inc.(a) ................................................ 3,626 386
InterDigital, Inc. ....................................................... 791 199
International Business Machines Corp. ........................................ 2,374 707
Jabil, Inc. ............................................................ 15,164 5,528
KLA Corp. ........................................................... 3,496 6,718
Kulicke & Soffa Industries, Inc. ............................................. 2,376 242
Lam Research Corp. ..................................................... 27,058 8,609
Micron Technology, Inc. .................................................. 17,333 16,830
Microsoft Corp. ........................................................ 47,310 21,301

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
M-Tron Industries, Inc.(a) ................................................. 2,002 $ 182
Napco Security Technologies, Inc. ........................................... 9,442 354
NetApp, Inc. .......................................................... 37,460 6,529
NetScout Systems, Inc.(a) ................................................. 6,264 261
NVIDIA Corp. ......................................................... 325,114 68,645
OneSpan, Inc. ......................................................... 12,842 186
PC Connection, Inc. ..................................................... 2,513 175
Photronics, Inc.(a) ...................................................... 4,857 157
QUALCOMM, Inc. ..................................................... 2,342 588
Qualys, Inc.(a) ......................................................... 1,843 201
Rambus, Inc.(a) ........................................................ 2,818 410
Salesforce, Inc. ........................................................ 2,004 383
Sandisk Corp.(a) ....................................................... 4,268 7,234
Sanmina Corp.(a) ....................................................... 1,033 268
ScanSource, Inc.(a) ..................................................... 5,978 277
Vishay Intertechnology, Inc. ............................................... 6,525 340
283,311
Materials (0.9%):
AdvanSix, Inc. ......................................................... 10,015 225
Cabot Corp. ........................................................... 2,073 181
CF Industries Holdings, Inc. ............................................... 42,512 4,776
Commercial Metals Co. .................................................. 7,755 590
CRH PLC ............................................................ 17,067 1,857
Graphic Packaging Holding Co. ............................................ 7,676 86
Greif, Inc., Class A ...................................................... 3,244 206
Hawkins, Inc. ......................................................... 1,512 234
Ingevity Corp.(a) ....................................................... 4,312 292
LyondellBasell Industries NV, Class A ........................................ 6,059 404
Newmont Corp. ........................................................ 55,337 6,077
Nucor Corp. ........................................................... 20,198 5,050
O-I Glass, Inc.(a) ....................................................... 19,968 175
PPG Industries, Inc. ..................................................... 3,694 417
Reliance, Inc. .......................................................... 1,968 749
Ryerson Holding Corp. ................................................... 9,530 273
Steel Dynamics, Inc. ..................................................... 20,515 5,337
SunCoke Energy, Inc. .................................................... 24,126 217
Sylvamo Corp. ......................................................... 8,338 327
The Mosaic Co. ........................................................ 9,931 237
United States Lime & Minerals, Inc. ......................................... 2,320 265
27,975
Real Estate (0.2%):
Alpine Income Property Trust, Inc. .......................................... 6,336 122
American Healthcare REIT, Inc. ............................................ 5,968 292
Broadstone Net Lease, Inc., Class A .......................................... 11,704 237
CareTrust REIT, Inc. .................................................... 8,942 365
CBL & Associates Properties, Inc. ........................................... 2,517 121
Chatham Lodging Trust .................................................. 12,678 138
CTO Realty Growth, Inc. ................................................. 6,530 134
Cushman & Wakefield Ltd.(a) .............................................. 16,320 203
DiamondRock Hospitality Co. .............................................. 13,492 148
Diversified Healthcare Trust ............................................... 20,320 169
Forestar Group, Inc.(a) ................................................... 4,730 130
FrontView REIT, Inc. .................................................... 7,039 125
Global Net Lease, Inc. ................................................... 18,159 170
Host Hotels & Resorts, Inc. ................................................ 21,781 501
Industrial Logistics Properties Trust .......................................... 15,858 142
InvenTrust Properties Corp. ............................................... 5,961 197
LTC Properties, Inc. ..................................................... 4,400 165
LXP Industrial Trust ..................................................... 3,662 189
National Health Investors, Inc. ............................................. 2,523 185
Newmark Group, Inc., Class A ............................................. 12,578 176
Outfront Media, Inc. ..................................................... 3,520 113

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Phillips Edison & Co., Inc. ................................................ 6,077 $ 244
Sunstone Hotel Investors, Inc. .............................................. 16,288 176
The St. Joe Co. ........................................................ 1,803 115
Universal Health Realty Income Trust ........................................ 3,040 126
Urban Edge Properties ................................................... 9,501 213
Xenia Hotels & Resorts, Inc. ............................................... 9,561 166
5,062
Utilities (0.5%):
Black Hills Corp. ....................................................... 3,280 239
Duke Energy Corp. ...................................................... 4,579 562
Edison International ..................................................... 58,770 4,111
Eversource Energy ...................................................... 4,091 279
FirstEnergy Corp. ....................................................... 21,230 985
Genie Energy Ltd., Class B ................................................ 13,774 191
MGE Energy, Inc. ...................................................... 2,027 153
National Fuel Gas Co. ................................................... 12,775 987
NRG Energy, Inc. ....................................................... 30,207 4,050
PG&E Corp. .......................................................... 214,045 3,498
Talen Energy Corp.(a) ................................................... 2,775 1,073
16,128
Total Common Stocks (Cost $573,933)
a
a
a
822,571
Exchange-Traded Funds (36.3%)
Invesco DB Commodity Index Tracking Fund(a) ................................ 256,100 7,550
Invesco RAFI Emerging Markets ETF(c) ...................................... 999,229 29,048
iShares Core MSCI Emerging Markets ETF .................................... 591,171 49,345
iShares Core S&P 500 ETF ................................................ 53,750 40,853
iShares Core S&P Small-Cap ETF ........................................... 484,240 67,145
iShares Core U.S. Aggregate Bond ETF ....................................... 762,085 75,492
iShares Core Universal USD Bond ETF(c) ..................................... 1,494,335 69,008
iShares MSCI Canada ETF ................................................ 449,951 26,462
iShares MSCI Europe Financials ETF(c) ...................................... 1,127,413 43,417
iShares MSCI Japan ETF(c) ............................................... 137,909 12,820
iShares Russell 1000 Value ETF ............................................ 408,411 97,185
JPMorgan BetaBuilders Canada ETF(c) ....................................... 261,939 26,437
Schwab Fundamental Emerging Markets Equity ETF(c) ........................... 1,359,440 55,900
Schwab Fundamental International Equity ETF ................................. 1,758,743 95,640
Schwab Fundamental International Small Equity ETF(c) ........................... 140,019 7,049
SPDR Gold Shares(a)(c) .................................................. 47,182 19,680
State Street Real Estate Select Sector SPDR ETF ................................ 313,929 13,810
State Street SPDR S&P Biotech ETF(c) ....................................... 20,394 2,788
State Street SPDR S&P Emerging Markets Small Cap ETF(c) ....................... 107,983 8,089
United States Oil Fund LP(a)(c) ............................................ 16,939 2,187
Vanguard FTSE All-World ex-US ETF ........................................ 456,726 38,365
Vanguard FTSE Developed Markets ETF ...................................... 1,793,020 128,685
Vanguard FTSE Emerging Markets ETF(c) .................................... 641,246 38,398
Vanguard Mortgage-Backed Securities ETF(c) .................................. 304,687 14,293
Vanguard Real Estate ETF ................................................ 53,025 5,074
Vanguard Total Bond Market ETF ........................................... 793,781 58,311
Vanguard Total Stock Market ETF ........................................... 207,314 77,233
Total Exchange-Traded Funds (Cost $835,434)
a
a
a
1,110,264
Affiliated Exchange-Traded Funds (35.9%)
VictoryShares Core Intermediate Bond ETF .................................... 8,400,445 393,729
VictoryShares Core Plus Bond ETF .......................................... 13,948,716 302,966
VictoryShares Emerging Markets Value Momentum ETF .......................... 501,853 30,178
VictoryShares Free Cash Flow Growth ETF .................................... 3,667,525 118,565
VictoryShares International Free Cash Flow ETF(c) .............................. 2,713,970 91,629
VictoryShares International Free Cash Flow Growth ETF .......................... 3,516,398 112,809
VictoryShares Short-Term Bond ETF(c) ....................................... 991,350 50,222
Total Affiliated Exchange-Traded Funds (Cost $1,098,831)
a
a
a
1,100,098

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (3.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.53%(d) ........ 26,391,031 $ 26,391
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.54%(d) ............ 26,391,031 26,391
Invesco Government & Agency Portfolio, Institutional Shares, 3.57%(d) ............... 26,391,031 26,391
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(d) . 26,391,031 26,391
Total Collateral for Securities Loaned (Cost $105,564)
a
a
a
105,564
Total Investments (Cost $2,613,762) — 102.6% 3,138,497
Liabilities in excess of other assets —  (2.6)% (79,779)
NET ASSETS - 100.00% $ 3,058,718
At May 31, 2026, the Fund's investments in foreign securities were 18.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on May 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 403,392 $ — $ — $ — $ (9,663) $ 393,729 8,400,445 $ 4,232 $ —
VictoryShares Core Plus Bond
ETF ................. 310,359 — — — (7,393) 302,966 13,948,716 3,871 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 26,010 4,300 — — (132) 30,178 501,853 — —
VictoryShares Free Cash Flow
Growth ETF ........... 101,536 — — — 17,029 118,565 3,667,525 — —
VictoryShares International
Free Cash Flow ETF ..... 74,430 12,056 — — 5,143 91,629 2,713,970 373 —
VictoryShares International
Free Cash Flow Growth ETF 93,833 13,517 — — 5,459 112,809 3,516,398 309 —
VictoryShares Short-Term
Bond ETF ............ 50,658 — — — (436) 50,222 991,350 569 —
$ 1,060,218 $ 29,873 $ — $ — $ 10,007 $ 1,100,098 33,740,257 $ 9,354 $ —

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (16.2%)
Communication Services (1.6%):
Alphabet, Inc., Class A ................................................... 2,906 $ 1,105
AT&T, Inc. ........................................................... 17,438 433
Comcast Corp., Class A .................................................. 13,016 324
Meta Platforms, Inc., Class A .............................................. 1,317 833
Verizon Communications, Inc. .............................................. 9,354 447
3,142
Consumer Discretionary (0.8%):
Booking Holdings, Inc. ................................................... 3,210 538
Darden Restaurants, Inc. .................................................. 880 179
Expedia Group, Inc. ..................................................... 1,116 252
Las Vegas Sands Corp. ................................................... 2,397 121
NIKE, Inc., Class B ..................................................... 461 21
Tapestry, Inc. .......................................................... 909 132
The Home Depot, Inc. ................................................... 980 311
1,554
Consumer Staples (1.2%):
Altria Group, Inc. ....................................................... 9,411 655
Archer-Daniels-Midland Co. ............................................... 1,936 154
Conagra Brands, Inc. .................................................... 5,962 79
Kimberly-Clark Corp.(a) .................................................. 2,434 238
PepsiCo, Inc. .......................................................... 2,322 335
Philip Morris International, Inc. ............................................. 3,669 651
Sysco Corp. ........................................................... 2,601 197
Target Corp. .......................................................... 1,584 201
2,510
Energy (0.4%):
Devon Energy Corp. ..................................................... 4,495 200
EOG Resources, Inc. .................................................... 1,090 145
Marathon Petroleum Corp. ................................................ 1,466 365
710
Financials (2.7%):
American Express Co. ................................................... 2,158 683
Ameriprise Financial, Inc. ................................................. 736 328
Everest Group Ltd. ...................................................... 314 102
Interactive Brokers Group, Inc., Class A ....................................... 5,427 472
JPMorgan Chase & Co. .................................................. 4,577 1,370
PayPal Holdings, Inc. .................................................... 9,225 413
The Goldman Sachs Group, Inc. ............................................ 1,107 1,135
The Progressive Corp. ................................................... 5,270 1,003
5,506
Health Care (1.6%):
AbbVie, Inc. .......................................................... 3,145 685
Bristol-Myers Squibb Co. ................................................. 7,438 425
Cardinal Health, Inc. .................................................... 1,775 349
CVS Health Corp. ...................................................... 3,771 343
Gilead Sciences, Inc. .................................................... 2,606 350
Merck & Co., Inc. ...................................................... 4,586 545
Pfizer, Inc. ............................................................ 17,788 466
The Cigna Group ....................................................... 315 87
3,250
Industrials (1.1%):
A.O. Smith Corp. ....................................................... 913 52
Automatic Data Processing, Inc. ............................................ 395 88
Caterpillar, Inc. ........................................................ 1,269 1,112
Cummins, Inc. ......................................................... 130 84
Lockheed Martin Corp. ................................................... 380 202
Masco Corp. .......................................................... 1,609 113
Otis Worldwide Corp. .................................................... 2,305 163

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Paychex, Inc. .......................................................... 158 $ 15
United Parcel Service, Inc., Class B .......................................... 3,256 347
2,176
Information Technology (6.0%):
Accenture PLC, Class A .................................................. 1,657 310
Apple, Inc. ........................................................... 5,892 1,839
Applied Materials, Inc. ................................................... 2,547 1,146
Broadcom, Inc. ........................................................ 2,125 949
Cisco Systems, Inc. ..................................................... 4,733 570
Cognizant Technology Solutions Corp., Class A ................................. 3,339 186
Dell Technologies, Inc., Class C ............................................ 1,319 555
HP, Inc. .............................................................. 2,031 55
KLA Corp. ........................................................... 568 1,092
Lam Research Corp. ..................................................... 3,668 1,167
Microsoft Corp. ........................................................ 3,313 1,492
Monolithic Power Systems, Inc. ............................................ 16 25
NetApp, Inc. .......................................................... 1,513 264
NXP Semiconductors NV ................................................. 845 272
QUALCOMM, Inc. ..................................................... 3,187 800
Salesforce, Inc. ........................................................ 5,963 1,139
TE Connectivity PLC .................................................... 886 189
12,050
Materials (0.3%):
LyondellBasell Industries NV, Class A ........................................ 1,879 125
Newmont Corp. ........................................................ 4,067 447
572
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 792 73
Equinix, Inc. .......................................................... 122 130
Prologis, Inc. .......................................................... 280 40
Welltower, Inc. ......................................................... 131 27
270
Utilities (0.4%):
Evergy, Inc. ........................................................... 1,687 138
Eversource Energy ...................................................... 3,206 219
FirstEnergy Corp. ....................................................... 4,477 208
NRG Energy, Inc. ....................................................... 1,508 202
767
Total Common Stocks (Cost $21,074)
a
a
a
32,507
Exchange-Traded Funds (38.1%)
Invesco DB Commodity Index Tracking Fund(b) ................................ 22,900 675
Invesco RAFI Developed Markets ex-US ETF .................................. 30,174 2,349
Invesco RAFI Emerging Markets ETF ........................................ 30,630 890
iShares Core MSCI Emerging Markets ETF .................................... 20,321 1,696
iShares Core S&P 500 ETF ................................................ 10,131 7,700
iShares Core S&P Small-Cap ETF ........................................... 27,732 3,845
iShares Core U.S. Aggregate Bond ETF ....................................... 110,127 10,909
iShares Core Universal USD Bond ETF ....................................... 164,622 7,602
iShares MSCI Canada ETF ................................................ 26,881 1,581
iShares MSCI Europe Financials ETF ........................................ 19,441 749
iShares MSCI International Momentum Factor ETF(a) ............................ 50,325 2,660
iShares MSCI International Quality Factor ETF ................................. 50,867 2,511
iShares MSCI Japan ETF(a) ............................................... 5,205 484
iShares Russell 1000 Value ETF ............................................ 19,564 4,655
JPMorgan BetaBuilders Canada ETF ......................................... 15,675 1,582
Schwab Fundamental Emerging Markets Equity ETF(a) ........................... 31,234 1,284
Schwab Fundamental International Equity ETF(a) ............................... 74,193 4,035
Schwab Fundamental International Small Equity ETF ............................. 32,700 1,646
SPDR Gold Shares(a)(b) .................................................. 3,768 1,572
State Street SPDR S&P Emerging Markets Small Cap ETF(a) ....................... 7,496 562

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
United States Oil Fund LP(a)(b) ............................................ 1,398 $ 181
Vanguard FTSE All-World ex-US ETF ........................................ 30,888 2,595
Vanguard FTSE Developed Markets ETF ...................................... 28,544 2,049
Vanguard FTSE Emerging Markets ETF(a) .................................... 27,735 1,661
Vanguard Real Estate ETF(a) .............................................. 7,052 675
Vanguard Short-Term Corporate Bond ETF .................................... 10,471 829
Vanguard Small-Cap Value ETF(a) .......................................... 8,408 1,975
Vanguard Total Bond Market ETF ........................................... 38,906 2,858
Vanguard Total Stock Market ETF ........................................... 11,916 4,439
Total Exchange-Traded Funds (Cost $59,806)
a
a
a
76,249
Affiliated Exchange-Traded Funds (45.2%)
VictoryShares Core Intermediate Bond ETF .................................... 805,047 37,733
VictoryShares Core Plus Bond ETF(a) ........................................ 1,624,138 35,276
VictoryShares Emerging Markets Value Momentum ETF .......................... 25,602 1,540
VictoryShares Free Cash Flow Growth ETF .................................... 210,807 6,815
VictoryShares International Free Cash Flow Growth ETF .......................... 95,424 3,061
VictoryShares Short-Term Bond ETF(a) ....................................... 122,116 6,186
Total Affiliated Exchange-Traded Funds (Cost $94,817)
a
a
a
90,611
Collateral for Securities Loaned (4.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.53%(c) ........ 2,357,044 2,357
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.54%(c) ............ 2,357,044 2,357
Invesco Government & Agency Portfolio, Institutional Shares, 3.57%(c) ............... 2,357,044 2,357
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(c) . 2,357,044 2,357
Total Collateral for Securities Loaned (Cost $9,428)
a
a
a
9,428
Total Investments (Cost $185,125) — 104.2% 208,795
Liabilities in excess of other assets —  (4.2)% (8,409)
NET ASSETS - 100.00% $ 200,386
At May 31, 2026, the Fund's investments in foreign securities were 15.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on May 31, 2026.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Conservative Fund
VictoryShares Core
Intermediate Bond ETF ... $ 38,659 $ — $ — $ — $ (926) $ 37,733 805,047 $ 406 $ —
VictoryShares Core Plus Bond
ETF ................. 36,137 — — — (861) 35,276 1,624,138 451 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 1,203 337 — — —* 1,540 25,602 — —
VictoryShares Free Cash Flow
Growth ETF ........... 5,836 — — — 979 6,815 210,807 — —
VictoryShares International
Free Cash Flow Growth ETF 2,388 493 — — 180 3,061 95,424 8 —

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Short-Term
Bond ETF ............ $ 6,240 $ — $ — $ — $ (54) $ 6,186 122,116 $ 70 $ —
$ 90,463 $ 830 $ — $ — $ (682) $ 90,611 2,883,134 $ 935 $ —
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Belgium (0.9%):
Industrials (0.1%):
Cenergy Holdings SA .................................................... 23,655 $ 690
Materials (0.8%):
Titan SA ............................................................. 107,962 6,407
7,097
Brazil (4.8%):
Consumer Discretionary (0.4%):
Vibra Energia SA ....................................................... 488,958 2,884
Vivara Participacoes SA .................................................. 121,600 526
3,410
Consumer Staples (0.5%):
Raia Drogasil SA ....................................................... 1,061,590 3,933
Tres Tentos Agroindustrial SA .............................................. 143,810 445
4,378
Energy (1.4%):
Brava Energia ......................................................... 128,236 515
Petroleo Brasileiro SA - Petrobras, ADR ...................................... 126,502 2,374
PRIO SA(a) ........................................................... 688,000 8,491
11,380
Financials (1.3%):
Banco Bradesco SA, Preference Shares ....................................... 1,231,200 4,320
Banco do Brasil SA(a) ................................................... 616,990 2,483
Banco do Estado do Rio Grande do Sul SA, Preference Shares ....................... 166,500 483
BB Seguridade Participacoes SA ............................................ 451,100 3,166
Pagseguro Digital Ltd., Class A ............................................. 37,137 347
10,799
Industrials (0.2%):
Motiva Infraestrutura de Mobilidade SA ....................................... 574,720 1,608
Information Technology (0.2%):
TOTVS SA ........................................................... 213,100 1,397
Materials (0.3%):
Vale SA, Class B, ADR ................................................... 162,986 2,649
Utilities (0.5%):
Axia Energia SA ....................................................... 347,301 3,610
39,231
Chile (0.2%):
Financials (0.0%):(b)
Banco Itau Chile SA ..................................................... 20,612 417
Real Estate (0.1%):
Parque Arauco SA ...................................................... 159,936 701
Utilities (0.1%):
Enel Chile SA ......................................................... 6,562,687 571
1,689
China (15.6%):
Communication Services (3.4%):
NetEase, Inc. .......................................................... 339,600 8,327
Tencent Holdings Ltd. ................................................... 361,063 19,617
27,944
Consumer Discretionary (2.1%):
361 Degrees International Ltd.(c) ........................................... 757,000 457
ANTA Sports Products Ltd. ................................................ 195,800 1,893
BYD Co. Ltd. ......................................................... 477,000 5,553
Fuyao Glass Industry Group Co. Ltd., Class H(d) ................................ 419,200 2,976
Laopu Gold Co. Ltd., Class H(c) ............................................ 47,009 3,015

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Midea Group Co. Ltd., Class A ............................................. 263,100 $ 3,142
TravelSky Technology Ltd., Class H ......................................... 327,000 385
17,421
Consumer Staples (0.6%):
Guoquan Food Shanghai Co. Ltd., Class H(c) ................................... 1,249,353 378
JD Health International, Inc.(a)(d) ........................................... 390,500 1,904
Tingyi Cayman Islands Holding Corp. ........................................ 1,562,000 2,382
4,664
Financials (4.5%):
Agricultural Bank of China Ltd., Class H ...................................... 6,022,000 4,435
Bank of China Ltd., Class H ............................................... 9,913,000 6,590
China Construction Bank Corp., Class H ...................................... 8,966,000 9,715
China International Capital Corp. Ltd., Class H(d) ............................... 2,015,200 5,047
China Merchants Bank Co. Ltd., Class H ...................................... 612,000 3,682
Ping An Insurance Group Co. of China Ltd. .................................... 993,500 7,609
37,078
Health Care (1.2%):
AK Medical Holdings Ltd.(d) .............................................. 570,850 426
Shanghai Conant Optical Co. Ltd., Class H .................................... 152,400 822
Sinopharm Group Co. Ltd., Class H .......................................... 1,070,799 2,310
WuXi AppTec Co. Ltd., Class H(c)(d) ........................................ 353,700 5,890
Zylox-Tonbridge Medical Technology Co. Ltd., Class H(d) ......................... 172,000 439
9,887
Industrials (0.9%):
China Communications Services Corp. Ltd., Class H .............................. 684,000 361
Contemporary Amperex Technology Co. Ltd., Class A ............................ 47,000 2,947
Harbin Electric Co. Ltd., Class H ............................................ 304,000 763
JD Logistics, Inc.(a)(d) ................................................... 1,952,201 3,212
REPT BATTERO Energy Co. Ltd., Class H(a) .................................. 278,787 541
7,824
Information Technology (1.8%):
Foxconn Industrial Internet Co. Ltd., Class A ................................... 154,500 1,669
GDS Holdings Ltd., Class A(a) ............................................. 153,300 676
Lenovo Group Ltd. ...................................................... 2,182,000 6,687
NAURA Technology Group Co. Ltd., Class A ................................... 23,800 2,217
Xiaomi Corp., Class B(a)(d) ............................................... 313,600 1,123
Zhongji Innolight Co. Ltd., Class A .......................................... 12,900 2,198
14,570
Materials (1.1%):
Anhui Conch Cement Co. Ltd., Class H(c) ..................................... 276,000 670
Zijin Mining Group Co. Ltd., Class H ........................................ 1,918,000 8,041
8,711
Utilities (0.0%):(b)
Beijing Jingneng Clean Energy Co. Ltd., Class H(c) .............................. 1,438,000 400
128,499
Czech Republic (0.2%):
Industrials (0.2%):
Colt CZ Group SE ...................................................... 10,862 552
CSG NV(a)(c) ......................................................... 63,855 1,338
1,890
Greece (0.8%):
Financials (0.8%):
National Bank of Greece SA ............................................... 344,293 5,955
Optima Bank SA ....................................................... 59,476 739
6,694
Hong Kong (3.3%):
Consumer Discretionary (2.5%):
Alibaba Group Holding Ltd., Class W ........................................ 1,161,304 18,006

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Bosideng International Holdings Ltd. ......................................... 3,708,000 $ 2,012
TCL Electronics Holdings Ltd. ............................................. 342,089 604
20,622
Consumer Staples (0.1%):
Want Want China Holdings Ltd. ............................................ 2,111,000 1,122
Energy (0.1%):
CGN Mining Co. Ltd. .................................................... 1,360,000 559
Health Care (0.1%):
China Medical System Holdings Ltd.(c) ....................................... 364,000 491
Industrials (0.0%):(b)
China Everbright Environment Group Ltd. ..................................... 627,719 427
Materials (0.1%):
Nine Dragons Paper Holdings Ltd.(a) ......................................... 589,901 501
Utilities (0.4%):
Guangdong Investment Ltd. ............................................... 3,532,000 3,763
27,485
Hungary (0.7%):
Communication Services (0.2%):
Magyar Telekom Telecommunications PLC .................................... 145,015 1,260
Financials (0.5%):
OTP Bank Nyrt ........................................................ 32,924 4,525
5,785
India (10.4%):
Communication Services (0.6%):
Bharti Airtel Ltd. ....................................................... 82,455 1,587
Indus Towers Ltd.(a) .................................................... 800,162 3,724
5,311
Consumer Discretionary (0.7%):
Leela Palaces Hotels & Resorts Ltd.(a) ....................................... 96,302 419
Lumax Auto Technologies Ltd. ............................................. 32,856 596
Mahindra & Mahindra Ltd. ................................................ 86,599 2,775
Sansera Engineering Ltd.(d) ............................................... 31,137 937
SKY Gold and Diamonds Ltd.(a) ............................................ 110,912 608
5,335
Energy (0.8%):
Mangalore Refinery & Petrochemicals Ltd. .................................... 242,885 370
Reliance Industries Ltd. .................................................. 433,555 6,028
6,398
Financials (3.4%):
Angel One Ltd. ........................................................ 123,803 440
Axis Bank Ltd. ........................................................ 150,626 2,040
Bajaj Finance Ltd. ...................................................... 78,206 748
Can Fin Homes Ltd. ..................................................... 56,487 493
City Union Bank Ltd. .................................................... 207,125 557
ICICI Bank Ltd. ........................................................ 64,538 853
ICICI Bank Ltd., ADR ................................................... 88,580 2,324
LIC Housing Finance Ltd. ................................................. 86,956 488
Nippon Life India Asset Management Ltd.(d) ................................... 509,957 5,903
Nuvama Wealth Management Ltd. ........................................... 28,131 460
Power Finance Corp. Ltd. ................................................. 1,105,711 4,986
State Bank of India ...................................................... 199,327 2,023
The Karur Vysya Bank Ltd. ................................................ 302,501 919
Union Bank of India Ltd. ................................................. 3,477,250 6,143
28,377
Health Care (0.4%):
Acutaas Chemicals Ltd. .................................................. 24,268 800
Ajanta Pharma Ltd. ..................................................... 16,084 496

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Granules India Ltd. ..................................................... 69,459 $ 566
Strides Pharma Science Ltd. ............................................... 45,502 532
Yatharth Hospital & Trauma Care Services Ltd.(a) ............................... 82,612 692
3,086
Industrials (1.4%):
Adani Ports & Special Economic Zone Ltd. .................................... 214,859 4,079
Bharat Electronics Ltd. ................................................... 793,795 3,430
eClerx Services Ltd. ..................................................... 18,792 299
Engineers India Ltd. ..................................................... 197,830 483
GE Vernova T&D India Ltd. ............................................... 21,336 1,158
J Kumar Infraprojects Ltd. ................................................ 94,232 499
Kirloskar Pneumatic Co. Ltd. .............................................. 37,463 620
Sagility Ltd. ........................................................... 1,394,545 602
Transport Corp. of India Ltd. ............................................... 32,506 315
VRL Logistics Ltd. ...................................................... 172,799 425
11,910
Information Technology (1.1%):
Coforge Ltd. .......................................................... 42,161 633
Infosys Ltd. ........................................................... 234,202 2,868
Persistent Systems Ltd. ................................................... 45,169 2,473
Syrma SGS Technology Ltd. ............................................... 50,520 579
Tata Consultancy Services Ltd. ............................................. 107,367 2,554
Zensar Technologies Ltd. ................................................. 52,240 272
9,379
Materials (1.3%):
Hindalco Industries Ltd. .................................................. 553,889 6,568
National Aluminium Co. Ltd. .............................................. 326,483 1,460
UPL Ltd. ............................................................. 249,437 1,692
Welspun Corp. Ltd. ..................................................... 73,407 1,063
10,783
Real Estate (0.1%):
Wework India Management Ltd.(a) .......................................... 95,111 601
Utilities (0.6%):
CESC Ltd. ............................................................ 272,157 521
Power Grid Corp. of India Ltd. ............................................. 1,155,800 3,534
VA Tech Wabag Ltd. ..................................................... 28,208 454
4,509
85,689
Indonesia (1.1%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk, ADR(c) .................................... 179,197 2,942
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 1,234,100 334
PT Japfa Comfeed Indonesia Tbk ........................................... 5,167,500 709
1,043
Financials (0.4%):
PT Bank Mandiri Persero Tbk .............................................. 9,162,980 2,093
PT Bank Rakyat Indonesia Persero Tbk ....................................... 8,510,346 1,406
3,499
Health Care (0.0%):(b)
PT Kalbe Farma Tbk .................................................... 5,284,700 228
Materials (0.1%):
Aneka Tambang Tbk .................................................... 4,228,600 689
Real Estate (0.0%):(b)
PT Ciputra Development Tbk .............................................. 8,470,200 306

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 3,980,100 $ 407
9,114
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA, ADR ...................................................... 43,758 2,111
Malaysia (0.3%):
Industrials (0.1%):
Zetrix Ai Bhd .......................................................... 4,280,300 870
Materials (0.1%):
Malayan Cement Bhd .................................................... 570,700 942
Real Estate (0.1%):
Matrix Concepts Holdings Bhd ............................................. 1,115,400 352
Sunway Real Estate Investment Trust ......................................... 742,100 428
780
2,592
Mexico (3.1%):
Communication Services (0.4%):
America Movil SAB de CV, ADR ........................................... 134,767 3,421
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 890,800 1,973
La Comer SAB de CV ................................................... 200,242 443
2,416
Energy (0.8%):
Vista Energy SAB de CV, ADR(a) ........................................... 84,654 6,281
Financials (1.4%):
Gentera SAB de CV ..................................................... 2,340,292 5,792
Grupo Financiero Banorte SAB de CV, Class O ................................. 582,003 6,070
11,862
Materials (0.1%):
GCC SAB de CV(c) ..................................................... 77,854 947
Real Estate (0.1%):
Concentradora Fibra Danhos SA de CV ....................................... 311,492 496
25,423
Philippines (0.0%):(b)
Utilities (0.0%):(b)
Manila Water Co., Inc. ................................................... 673,900 427
Poland (0.7%):
Communication Services (0.1%):
Orange Polska SA ...................................................... 155,482 696
Financials (0.0%):(b)
Alior Bank SA ......................................................... 12,599 438
Industrials (0.5%):
Benefit Systems SA(c) ................................................... 2,736 3,321
InPost SA(a) .......................................................... 48,760 874
4,195
Utilities (0.1%):
Tauron Polska Energia SA ................................................. 208,932 543
5,872
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR(a)(e)(f) ...................................... 253,826 —
Energy (0.0%):
Gazprom PJSC(a)(e)(f) ................................................... 1,087,480 —

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Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Rosneft Oil Co. PJSC, GDR(a)(e)(f) ......................................... 457,159 $ —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC(a)(e)(f) .................................. 196,760 —
Sberbank of Russia PJSC(a)(e)(f) ........................................... 687,954 —
Sberbank of Russia PJSC, ADR(a)(e)(f) ....................................... 329,652 —
—
—
Saudi Arabia (1.3%):
Communication Services (0.4%):
Etihad Etisalat Co. ...................................................... 204,728 3,492
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 24,420 516
Financials (0.7%):
Saudi Awwal Bank ...................................................... 640,880 5,782
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 16,724 507
Real Estate (0.0%):(b)
Arabian Centres Co.(d) ................................................... 68,016 303
10,600
Singapore (0.1%):
Communication Services (0.1%):
JOYY, Inc., ADR ....................................................... 7,395 499
South Africa (2.5%):
Consumer Staples (0.1%):
Boxer Retail Ltd. ....................................................... 122,787 601
Tiger Brands Ltd. ....................................................... 21,873 375
976
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 40,713 544
Financials (1.1%):
Discovery Ltd. ......................................................... 288,644 4,942
Momentum Group Ltd. ................................................... 283,157 631
Standard Bank Group Ltd. ................................................ 187,857 3,634
9,207
Industrials (0.3%):
Bidvest Group Ltd. ...................................................... 171,231 2,457
Materials (0.9%):
Harmony Gold Mining Co. Ltd. ............................................. 220,736 4,040
Kumba Iron Ore Ltd. .................................................... 52,799 1,059
Northam Platinum Holdings Ltd. ............................................ 33,190 646
Pan African Resources PLC ............................................... 724,103 1,328
7,073
Real Estate (0.0%):(b)
Growthpoint Properties Ltd. ............................................... 426,064 441
20,698
South Korea (21.8%):
Communication Services (0.0%):(b)
Netmarble Corp.(d) ..................................................... 9,601 271
Consumer Discretionary (1.1%):
Hyundai Mobis Co. Ltd. .................................................. 6,304 3,211
Kia Corp. ............................................................ 40,673 4,563
Silicon2 Co. Ltd. ....................................................... 20,959 501
Youngone Corp. ........................................................ 8,791 462
8,737

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Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Consumer Staples (1.0%):
APR Corp. ............................................................ 22,163 $ 5,811
D'Alba Global Co. Ltd. ................................................... 19,391 2,537
8,348
Financials (1.8%):
Hana Financial Group, Inc. ................................................ 117,575 8,998
JB Financial Group Co. Ltd. ............................................... 38,058 604
KIWOOM Securities Co. Ltd. .............................................. 4,888 1,206
Shinhan Financial Group Co. Ltd. ........................................... 66,890 4,161
14,969
Health Care (0.1%):
Classys, Inc. .......................................................... 13,984 415
Daewoong Pharmaceutical Co. Ltd. .......................................... 3,721 323
HK inno N Corp.(a) ..................................................... 13,304 397
1,135
Industrials (1.9%):
Daehan Shipbuilding Co. Ltd. .............................................. 7,319 307
DL E&C Co. Ltd. ....................................................... 11,235 569
Hanwha Aerospace Co. Ltd. ............................................... 5,960 4,648
Hanwha Corp. ......................................................... 7,358 653
HD Hyundai Electric Co. Ltd. .............................................. 5,652 3,959
HD Hyundai Marine Solution Co. Ltd. ........................................ 9,665 1,437
HD-Hyundai Marine Engine(a) ............................................. 13,835 650
Iljin Electric Co. Ltd. .................................................... 11,344 702
Samsung E&A Co. Ltd. .................................................. 51,184 1,792
Sanil Electric Co. Ltd. ................................................... 3,796 624
15,341
Information Technology (15.7%):
IsuPetasys Co. Ltd. ...................................................... 12,101 1,037
LEENO Industrial, Inc. ................................................... 11,532 745
LG Innotek Co. Ltd. ..................................................... 7,912 7,670
PSK, Inc. ............................................................. 14,613 958
Samsung Electronics Co. Ltd. .............................................. 183,034 38,405
SK hynix, Inc. ......................................................... 51,085 79,550
WONIK IPS Co. Ltd. .................................................... 11,860 836
129,201
Materials (0.2%):
Han Kuk Carbon Co. Ltd.(a) ............................................... 16,295 348
Hyosung TNC Corp. ..................................................... 1,835 443
Poongsan Corp. ........................................................ 6,927 370
1,161
179,163
Switzerland (0.1%):
Consumer Discretionary (0.1%):
Allwyn AG ........................................................... 66,164 973
Taiwan (26.6%):
Consumer Discretionary (0.5%):
Lion Travel Service Co. Ltd. ............................................... 86,000 459
Minth Group Ltd. ....................................................... 625,100 3,020
Poya International Co. Ltd. ................................................ 45,083 830
4,309
Financials (0.6%):
CTBC Financial Holding Co. Ltd. ........................................... 2,552,000 4,928
Health Care (0.1%):
Visco Vision, Inc. ....................................................... 74,470 459
Industrials (0.8%):
Bizlink Holding, Inc. .................................................... 83,504 5,424

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 230,358 $ 1,163
6,587
Information Technology (24.5%):
ASE Technology Holding Co. Ltd. ........................................... 350,000 6,688
ASE Technology Holding Co. Ltd., ADR(c) .................................... 92,001 3,528
AURAS Technology Co. Ltd. .............................................. 20,894 704
Chenbro Micom Co. Ltd. ................................................. 55,000 2,369
Chroma ATE, Inc. ...................................................... 11,000 875
Delta Electronics, Inc. ................................................... 172,000 13,198
Elite Material Co. Ltd. ................................................... 88,000 14,224
Ennoconn Corp. ........................................................ 36,000 412
Genius Electronic Optical Co. Ltd. .......................................... 33,000 633
Getac Holdings Corp. .................................................... 116,000 384
Gold Circuit Electronics Ltd. ............................................... 22,000 919
Innodisk Corp. ......................................................... 21,574 1,218
King Yuan Electronics Co. Ltd. ............................................. 57,000 591
Kinsus Interconnect Technology Corp. ........................................ 50,298 1,152
MediaTek, Inc. ......................................................... 151,000 20,531
MPI Corp. ............................................................ 12,000 2,248
Nanya Technology Corp. ................................................. 163,000 1,769
Novatek Microelectronics Corp. ............................................ 93,000 1,416
Phison Electronics Corp. .................................................. 27,000 2,173
Quanta Computer, Inc. ................................................... 383,000 4,111
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,285,000 95,210
Taiwan Union Technology Corp. ............................................ 62,000 3,272
Tripod Technology Corp. ................................................. 90,000 1,484
Unimicron Technology Corp. .............................................. 172,270 5,717
Winbond Electronics Corp. ................................................ 219,000 1,078
Wiwynn Corp. ......................................................... 50,000 8,547
WT Microelectronics Co. Ltd. .............................................. 70,421 647
Yageo Corp. ........................................................... 286,000 6,655
201,753
Materials (0.1%):
Nan Pao Resins Chemical Co. Ltd. .......................................... 58,000 663
218,699
Thailand (1.4%):
Communication Services (0.4%):
Advanced Info Service PCL, NVDR ......................................... 328,900 3,563
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 914,500 729
Energy (0.1%):
PTT Exploration & Production PCL, Class F ................................... 123,000 535
Financials (0.0%):(b)
Thanachart Capital PCL, NVDR ............................................ 246,700 453
Health Care (0.5%):
Bumrungrad Hospital PCL, NVDR .......................................... 688,300 3,796
Industrials (0.1%):
CH Karnchang PCL, NVDR ............................................... 1,602,400 884
Real Estate (0.1%):
Amata Corp. PCL, NVDR ................................................ 790,600 595
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 7,070,500 864
11,419
Turkey (0.3%):
Consumer Staples (0.3%):
BIM Birlesik Magazalar A/S ............................................... 268,746 2,159

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Name
Acquisition Date
Cost
Value
Gazprom PJSC ....................................................
7/28/2021
4,261
$ —
Mobile TeleSystems PJSC, ADR ........................................
4/4/2016
2,117
—
Moscow Exchange MICEX-RTS PJSC ...................................
5/4/2020
331
—
Rosneft Oil Co. PJSC, GDR ...........................................
3/6/2020
2,920
—
Sberbank of Russia PJSC .............................................
3/2/2015
800
—
Sberbank of Russia PJSC, ADR .........................................
11/11/2020
4,362
—
Total (–% of net assets)
$14,791
$—
Security Description Shares
Value
(000)
Health Care (0.0%):(b)
MLP Saglik Hizmetleri A/S, Class B(a)(d) ..................................... 49,304 $ 483
2,642
United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Development PJSC ................................................ 1,083,492 4,294
United Kingdom (0.3%):
Consumer Discretionary (0.1%):
Pepco Group NV ....................................................... 72,134 668
Consumer Staples (0.2%):
Unilever PLC ......................................................... 28,687 1,623
2,291
United States (0.4%):
Consumer Discretionary (0.2%):
SharkNinja, Inc.(a) ...................................................... 13,270 1,617
Energy (0.2%):
SLB Ltd. ............................................................. 35,117 1,916
3,533
Uruguay (0.2%):
Consumer Discretionary (0.2%):
Arcos Dorados Holdings, Inc., Class A ........................................ 165,078 1,436
Total Common Stocks (Cost $476,200) 805,845
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI Emerging Markets ETF .................................... 30,831 2,574
iShares MSCI Emerging Markets Small-Cap ETF ................................ 2,551 198
2,772
Total Exchange-Traded Funds (Cost $2,555) 2,772
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.53%(g) ........ 1,475,260 1,475
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.54%(g) ............ 1,475,260 1,476
Invesco Government & Agency Portfolio, Institutional Shares, 3.57%(g) ............... 1,475,260 1,475
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(g) . 1,475,260 1,475
Total Collateral for Securities Loaned (Cost $5,901) 5,901
Total Investments (Cost $484,656) — 98.9% 814,518
Other assets in excess of liabilities — 1.1% 8,865
NET ASSETS - 100.00% $ 823,383
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $28,914
(thousands) and amounted to 3.5% of net assets.
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31, 2026
(amounts in thousands):

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Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
(f) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(g) Rate disclosed is the daily yield on May 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (1.2%):
Financials (0.3%):
QBE Insurance Group Ltd. ................................................ 16,950 $ 275
Industrials (0.4%):
Computershare Ltd. ..................................................... 12,619 313
Utilities (0.5%):
Origin Energy Ltd. ...................................................... 52,667 411
999
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 622 202
Canada (4.8%):
Energy (1.4%):
Suncor Energy, Inc. ..................................................... 18,536 1,159
Financials (2.1%):
Canadian Imperial Bank of Commerce ........................................ 12,344 1,348
Sun Life Financial, Inc. .................................................. 4,577 329
1,677
Materials (1.3%):
Kinross Gold Corp. ..................................................... 23,233 706
Nutrien Ltd. ........................................................... 4,811 329
1,035
3,871
China (1.2%):
Industrials (1.2%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 327,800 935
France (3.0%):
Industrials (1.4%):
Cie de Saint-Gobain SA .................................................. 7,824 709
Eiffage SA ............................................................ 2,996 433
1,142
Utilities (1.6%):
Engie SA ............................................................. 39,867 1,230
2,372
Germany (4.5%):
Communication Services (0.7%):
Deutsche Telekom AG ................................................... 17,129 575
Financials (1.3%):
Allianz SE , Registered Shares .............................................. 2,308 1,023
Industrials (1.1%):
Deutsche Post AG (a) .................................................... 8,611 513
GEA Group AG ........................................................ 5,776 372
885
Materials (1.4%):
Heidelberg Materials AG ................................................. 4,978 1,101
3,584
Hong Kong (1.5%):
Consumer Staples (0.9%):
WH Group Ltd. (b) ...................................................... 621,000 717
Industrials (0.6%):
Techtronic Industries Co. Ltd. .............................................. 35,000 519
1,236

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Ireland (2.0%):
Financials (0.6%):
Bank of Ireland Group PLC ............................................... 23,666 $ 489
Information Technology (1.4%):
Accenture PLC , Class A .................................................. 1,455 272
TE Connectivity PLC .................................................... 4,079 871
1,143
1,632
Israel (0.6%):
Financials (0.6%):
Mizrahi Tefahot Bank Ltd. ................................................ 6,557 503
Italy (1.0%):
Utilities (1.0%):
Enel SpA ............................................................. 71,857 806
Japan (7.0%):
Consumer Discretionary (0.6%):
Suzuki Motor Corp. ..................................................... 41,200 510
Financials (2.3%):
SBI Holdings, Inc. ...................................................... 27,400 501
Sompo Holdings, Inc. .................................................... 16,900 625
Tokio Marine Holdings, Inc. ............................................... 16,100 715
1,841
Industrials (0.7%):
Komatsu Ltd. .......................................................... 14,400 588
Information Technology (1.3%):
Fujitsu Ltd. ........................................................... 14,500 309
Otsuka Corp. .......................................................... 40,600 738
1,047
Materials (1.1%):
Nitto Denko Corp. ...................................................... 31,900 598
Shin-Etsu Chemical Co. Ltd. ............................................... 5,400 262
860
Utilities (1.0%):
Tokyo Gas Co. Ltd. ..................................................... 19,200 768
5,614
Netherlands (2.5%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 191,587 998
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV ............................................ 13,863 584
Industrials (0.5%):
Wolters Kluwer NV ..................................................... 5,441 387
1,969
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 28,116 613
Singapore (0.6%):
Financials (0.6%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,100 443
Spain (4.8%):
Energy (0.3%):
Repsol SA ............................................................ 9,647 249
Financials (3.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,010 1,495

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Banco Santander SA ..................................................... 84,517 $ 1,057
2,552
Utilities (1.3%):
Iberdrola SA .......................................................... 44,513 1,010
3,811
Sweden (0.4%):
Information Technology (0.4%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 25,381 331
Switzerland (5.3%):
Consumer Staples (1.2%):
Coca-Cola HBC AG (c) ................................................... 16,258 932
Health Care (2.7%):
Novartis AG , Registered Shares ............................................. 7,744 1,165
Roche Holding AG ...................................................... 2,296 967
2,132
Information Technology (0.8%):
Logitech International SA , Registered Shares ................................... 5,368 653
Materials (0.6%):
Holcim AG (c) ......................................................... 5,357 527
4,244
United Kingdom (5.7%):
Communication Services (0.4%):
Airtel Africa PLC (b) ..................................................... 71,204 336
Consumer Staples (1.7%):
Imperial Brands PLC .................................................... 10,966 398
Tesco PLC ............................................................ 167,625 971
1,369
Energy (1.3%):
BP PLC .............................................................. 40,298 285
Shell PLC ............................................................ 16,748 707
992
Financials (1.7%):
HSBC Holdings PLC .................................................... 72,113 1,354
Industrials (0.6%):
Intertek Group PLC ..................................................... 6,655 473
4,524
United States (52.3%):
Communication Services (3.3%):
AT&T, Inc. ........................................................... 31,109 771
Comcast Corp. , Class A .................................................. 33,406 831
Verizon Communications, Inc. .............................................. 21,436 1,025
2,627
Consumer Discretionary (3.3%):
Best Buy Co., Inc. ...................................................... 6,114 477
Lowe's Cos., Inc. ....................................................... 1,607 345
Ross Stores, Inc. ....................................................... 2,308 535
Tapestry, Inc. .......................................................... 2,002 291
The TJX Cos., Inc. ...................................................... 4,106 635
Williams-Sonoma, Inc. ................................................... 1,656 337
2,620
Consumer Staples (3.8%):
Altria Group, Inc. ....................................................... 10,062 700
PepsiCo, Inc. .......................................................... 3,223 465
Philip Morris International, Inc. ............................................. 4,706 835
Sysco Corp. ........................................................... 4,313 327
Target Corp. .......................................................... 3,882 493

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
The Clorox Co. ........................................................ 2,483 $ 223
3,043
Energy (5.1%):
ConocoPhillips Co. ..................................................... 2,193 250
Devon Energy Corp. ..................................................... 18,940 843
EOG Resources, Inc. .................................................... 3,988 532
Exxon Mobil Corp. ..................................................... 3,724 541
Marathon Petroleum Corp. ................................................ 2,821 702
Ovintiv, Inc. .......................................................... 7,769 435
Valero Energy Corp. ..................................................... 3,017 738
4,041
Financials (11.3%):
American Express Co. ................................................... 1,583 501
American Financial Group, Inc. ............................................. 4,623 600
Ameriprise Financial, Inc. ................................................. 1,081 482
Capital One Financial Corp. ............................................... 3,667 689
Cincinnati Financial Corp. ................................................ 2,647 417
Fidelity National Financial, Inc. ............................................ 12,078 572
Interactive Brokers Group, Inc. , Class A ....................................... 5,720 497
JPMorgan Chase & Co. .................................................. 4,673 1,399
Synchrony Financial ..................................................... 10,709 765
The Allstate Corp. ...................................................... 4,198 865
The Goldman Sachs Group, Inc. ............................................ 826 847
The PNC Financial Services Group, Inc. ...................................... 1,978 437
U.S. Bancorp .......................................................... 17,991 987
9,058
Health Care (10.6%):
AbbVie, Inc. .......................................................... 4,892 1,065
Amgen, Inc. ........................................................... 908 306
Bristol-Myers Squibb Co. ................................................. 12,738 728
Cardinal Health, Inc. .................................................... 2,710 533
Cencora, Inc. .......................................................... 1,662 448
CVS Health Corp. ...................................................... 2,766 252
Gilead Sciences, Inc. .................................................... 6,802 914
Johnson & Johnson ..................................................... 4,715 1,063
McKesson Corp. ....................................................... 479 356
Merck & Co., Inc. ...................................................... 5,535 657
Royalty Pharma PLC , Class A .............................................. 9,829 548
The Cigna Group ....................................................... 1,318 366
UnitedHealth Group, Inc. ................................................. 1,523 579
Zoetis, Inc. , Class A ..................................................... 8,858 688
8,503
Industrials (3.9%):
EMCOR Group, Inc. .................................................... 923 763
Expeditors International of Washington, Inc. .................................... 2,680 423
FedEx Corp. .......................................................... 839 346
Lockheed Martin Corp. ................................................... 1,084 575
Masco Corp. .......................................................... 7,025 494
Owens Corning ........................................................ 2,187 275
United Parcel Service, Inc. , Class B .......................................... 2,372 253
3,129
Information Technology (6.0%):
Apple, Inc. ........................................................... 4,382 1,367
Cisco Systems, Inc. ..................................................... 17,725 2,134
International Business Machines Corp. ........................................ 4,236 1,262
4,763
Materials (3.8%):
CF Industries Holdings, Inc. ............................................... 3,882 436
Nucor Corp. ........................................................... 3,060 765
Packaging Corp. of America ............................................... 2,139 468

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Reliance, Inc. .......................................................... 1,400 $ 533
Steel Dynamics, Inc. ..................................................... 3,104 808
3,010
Utilities (1.2%):
Edison International ..................................................... 5,931 415
NRG Energy, Inc. ....................................................... 1,901 255
OGE Energy Corp. ...................................................... 6,612 312
982
41,776
Total Common Stocks (Cost $59,113) 79,465
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (d) ........ 133,720 134
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (d) ............ 133,720 133
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (d) ............... 133,720 134
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (d) . 133,720 134
Total Collateral for Securities Loaned (Cost $535) 535
Total Investments (Cost $59,648) — 100.2% 80,000
Liabilities in excess of other assets — (0.2)% (134)
NET ASSETS - 100.00% $ 79,866
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $1,053
(thousands) and amounted to 1.3% of net assets.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on May 31, 2026.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.6%)
Australia (4.1%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 362,782 $ 13,032
Financials (0.8%):
ANZ Group Holdings Ltd. ................................................ 139,718 3,537
Macquarie Group Ltd. ................................................... 84,116 14,421
QBE Insurance Group Ltd. ................................................ 103,423 1,680
19,638
Industrials (0.4%):
Computershare Ltd. ..................................................... 223,352 5,533
Qantas Airways Ltd. ..................................................... 756,302 5,117
10,650
Materials (1.6%):
BHP Group Ltd. ........................................................ 741,433 33,001
Orica Ltd. ............................................................ 247,403 4,066
Rio Tinto Ltd. ......................................................... 24,858 3,324
40,391
Real Estate (0.8%):
Charter Hall Group ...................................................... 366,271 5,359
Goodman Group ....................................................... 59,233 1,346
Scentre Group ......................................................... 4,626,449 12,708
19,413
103,124
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG (a) ................................................... 88,388 15,848
Erste Group Bank AG .................................................... 29,295 3,492
19,340
Information Technology (0.0%):(b)
ams-OSRAM AG (c) ..................................................... 29,294 756
20,096
Belgium (0.7%):
Communication Services (0.0%):(b)
Proximus SADP (d) ..................................................... 90,601 705
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 58,169 4,657
Financials (0.1%):
Ageas SA ............................................................ 35,076 2,718
Health Care (0.1%):
UCB SA ............................................................. 7,875 2,312
Materials (0.3%):
Titan SA ............................................................. 33,502 1,988
Umicore SA ........................................................... 131,441 3,863
5,851
16,243
Brazil (1.1%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 271,228 1,819
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 515,154 1,522
Ultrapar Participacoes SA ................................................. 197,182 1,011
2,533
Consumer Staples (0.4%):
Ambev SA ............................................................ 966,815 3,128
Natura Cosmeticos SA (c) ................................................. 833,580 1,644

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Raia Drogasil SA ....................................................... 1,485,964 $ 5,506
10,278
Energy (0.2%):
PRIO SA (c) ........................................................... 426,700 5,266
Financials (0.2%):
Banco Bradesco SA , Preference Shares ....................................... 456,500 1,602
Banco Bradesco SA , ADR ................................................ 1,064,169 3,714
5,316
Materials (0.1%):
Suzano SA ............................................................ 187,927 1,561
Utilities (0.0%):(b)
Axia Energia SA ....................................................... 135,209 1,405
28,178
Canada (3.0%):
Consumer Discretionary (0.1%):
Aritzia, Inc. (c) ......................................................... 16,267 1,827
Energy (0.5%):
Headwater Exploration, Inc. ............................................... 223,009 2,029
Suncor Energy, Inc. ..................................................... 34,256 2,141
Whitecap Resources, Inc. ................................................. 741,214 8,517
12,687
Financials (0.6%):
Bank of Montreal ....................................................... 14,324 2,327
Brookfield Corp. , Class A ................................................. 30,204 1,376
Canadian Imperial Bank of Commerce ........................................ 33,132 3,617
Fairfax Financial Holdings Ltd. ............................................. 1,947 3,031
Royal Bank of Canada ................................................... 17,762 3,407
13,758
Industrials (0.3%):
Element Fleet Management Corp. ........................................... 283,505 5,649
Finning International, Inc. ................................................. 37,623 2,842
8,491
Information Technology (0.4%):
Celestica, Inc. (c) ....................................................... 25,471 9,848
Shopify, Inc. , Class A (c) .................................................. 9,430 1,125
10,973
Materials (1.0%):
Barrick Mining Corp. .................................................... 52,868 2,259
DPM Metals, Inc. ....................................................... 135,037 4,536
Lundin Mining Corp. .................................................... 422,086 12,609
Nutrien Ltd. ........................................................... 67,400 4,618
24,022
Utilities (0.1%):
Atco Ltd. , Class I ....................................................... 61,865 3,053
74,811
Chile (0.1%):
Utilities (0.1%):
Enel Chile SA ......................................................... 39,621,497 3,443
China (1.5%):
Communication Services (0.4%):
Baidu, Inc. , Class A (c) ................................................... 173,470 2,933
NetEase, Inc. .......................................................... 65,900 1,616
Tencent Holdings Ltd. ................................................... 80,800 4,390
8,939
Consumer Discretionary (0.4%):
BYD Co. Ltd. ......................................................... 121,400 1,413

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Fuyao Glass Industry Group Co. Ltd. , Class H (a) ................................ 662,800 $ 4,706
JD.com, Inc. , Class A .................................................... 138,180 1,992
Laopu Gold Co. Ltd. , Class H (d) ............................................ 18,452 1,184
9,295
Consumer Staples (0.1%):
China Mengniu Dairy Co. Ltd. ............................................. 954,538 2,067
JD Health International, Inc. (a) (c) ........................................... 146,300 714
Tingyi Cayman Islands Holding Corp. ........................................ 584,000 890
3,671
Financials (0.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,214,000 1,631
Bank of China Ltd. , Class H ............................................... 3,738,000 2,485
China Construction Bank Corp. , Class H ...................................... 1,808,000 1,959
China International Capital Corp. Ltd. , Class H (a) ................................ 772,400 1,934
8,009
Health Care (0.1%):
WuXi AppTec Co. Ltd. , Class H (a) .......................................... 136,300 2,269
Industrials (0.1%):
DiDi Global, Inc. , ADR (c) ................................................ 311,273 1,093
JD Logistics, Inc. (a) (c) ................................................... 748,461 1,231
2,324
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 520,000 2,180
36,687
Denmark (1.2%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 76,522 7,162
Financials (0.3%):
Jyske Bank A/S , Registered Shares .......................................... 42,676 6,115
Health Care (0.4%):
Genmab A/S (c) ........................................................ 16,065 4,211
Novo Nordisk A/S , Class B ................................................ 122,136 5,582
9,793
Industrials (0.2%):
ISS A/S .............................................................. 96,129 3,956
Vestas Wind Systems A/S (d) ............................................... 65,350 1,834
5,790
28,860
Finland (1.0%):
Financials (0.7%):
Nordea Bank Abp ....................................................... 874,911 16,762
Industrials (0.2%):
Konecranes Oyj ........................................................ 132,405 4,369
Information Technology (0.1%):
Nokia Oyj ............................................................ 204,604 3,005
Materials (0.0%):(b)
Stora Enso Oyj , Registered Shares ........................................... 87,037 1,018
25,154
France (8.0%):
Communication Services (0.6%):
Orange SA ............................................................ 406,909 8,510
Publicis Groupe SA ..................................................... 49,202 4,786
13,296
Consumer Discretionary (0.8%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 27,211 14,882
Renault SA ........................................................... 66,864 2,287

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Sodexo SA (d) ......................................................... 22,042 $ 1,209
Valeo SE ............................................................. 95,099 1,464
19,842
Consumer Staples (1.0%):
Carrefour SA (d) ........................................................ 149,975 2,802
L'Oreal SA ........................................................... 50,085 22,098
24,900
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 31,757 7,320
TotalEnergies SE ....................................................... 90,356 7,927
Vallourec SACA (d) ..................................................... 74,804 2,084
17,331
Financials (0.9%):
AXA SA ............................................................. 98,592 4,546
BNP Paribas SA ........................................................ 82,235 8,864
Societe Generale SA ..................................................... 101,054 8,399
21,809
Health Care (0.4%):
Ipsen SA ............................................................. 26,128 4,772
Sanofi SA ............................................................ 66,638 5,841
10,613
Industrials (2.5%):
Cie de Saint-Gobain SA .................................................. 27,191 2,464
Eiffage SA ............................................................ 101,313 14,661
Rexel SA ............................................................. 310,773 13,270
Safran SA ............................................................ 72,942 25,940
Schneider Electric SE .................................................... 14,408 4,525
SPIE SA ............................................................. 28,206 1,604
62,464
Information Technology (0.1%):
Capgemini SE ......................................................... 18,180 2,160
Materials (0.4%):
Arkema SA ........................................................... 141,521 9,994
Real Estate (0.2%):
Klepierre SA .......................................................... 133,563 5,448
Utilities (0.4%):
Engie SA ............................................................. 246,579 7,606
Veolia Environnement SA ................................................. 51,543 2,080
9,686
197,543
Germany (7.0%):
Communication Services (0.2%):
CTS Eventim AG & Co. KGaA ............................................. 66,414 4,794
Consumer Discretionary (1.0%):
Aumovio SE (c) ........................................................ 27,939 1,305
Continental AG ........................................................ 21,415 1,770
Mercedes-Benz Group AG ................................................ 18,446 1,120
Volkswagen AG , Preference Shares .......................................... 145,589 15,533
Zalando SE (a) (c) ....................................................... 183,513 4,965
24,693
Consumer Staples (0.3%):
Beiersdorf AG (d) ....................................................... 29,912 2,405
Henkel AG & Co. KGaA , Preference Shares .................................... 56,425 4,379
6,784
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 74,678 33,092

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 4,346 $ 2,282
35,374
Health Care (0.1%):
Fresenius SE & Co. KGaA ................................................ 57,139 2,413
Industrials (2.2%):
Brenntag SE .......................................................... 23,002 1,513
Daimler Truck Holding AG ................................................ 68,309 3,342
GEA Group AG ........................................................ 18,398 1,186
MTU Aero Engines AG .................................................. 3,444 1,256
Nordex SE (c) .......................................................... 49,627 2,391
Siemens AG , Registered Shares (d) ........................................... 122,194 38,309
Siemens Energy AG ..................................................... 30,818 5,834
53,831
Information Technology (0.6%):
SAP SE .............................................................. 76,019 13,750
Materials (0.6%):
BASF SE ............................................................ 65,105 3,855
Evonik Industries AG .................................................... 109,566 2,145
Heidelberg Materials AG ................................................. 39,628 8,767
Wacker Chemie AG (c) ................................................... 11,055 1,277
16,044
Utilities (0.6%):
RWE AG ............................................................. 238,080 15,129
172,812
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 512,043 8,857
Hong Kong (2.4%):
Consumer Discretionary (0.3%):
Alibaba Group Holding Ltd. , Class W ........................................ 390,109 6,048
Yue Yuen Industrial Holdings Ltd. ........................................... 534,075 1,001
7,049
Financials (1.2%):
AIA Group Ltd. ........................................................ 1,828,400 19,180
BOC Hong Kong Holdings Ltd. ............................................ 446,000 2,725
Hong Kong Exchanges & Clearing Ltd. ....................................... 43,700 2,232
Prudential PLC ........................................................ 356,845 5,076
29,213
Health Care (0.1%):
China Medical System Holdings Ltd. ......................................... 1,434,000 1,934
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 299,030 2,691
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 2,464,240 14,878
Utilities (0.1%):
Guangdong Investment Ltd. ............................................... 3,938,000 4,196
59,961
India (1.4%):
Consumer Discretionary (0.0%):(b)
Mahindra & Mahindra Ltd. ................................................ 33,322 1,068
Energy (0.1%):
Reliance Industries Ltd. .................................................. 169,624 2,358
Financials (0.6%):
Canara Bank .......................................................... 746,902 1,029
Nippon Life India Asset Management Ltd. (a) ................................... 457,303 5,293
Power Finance Corp. Ltd. ................................................. 1,250,775 5,640

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Union Bank of India Ltd. ................................................. 1,382,379 $ 2,442
14,404
Industrials (0.1%):
Adani Ports & Special Economic Zone Ltd. .................................... 85,587 1,625
Bharat Electronics Ltd. ................................................... 315,182 1,362
2,987
Information Technology (0.2%):
Coforge Ltd. .......................................................... 214,726 3,222
Infosys Ltd. ........................................................... 93,028 1,139
Persistent Systems Ltd. ................................................... 17,626 965
5,326
Materials (0.3%):
Hindalco Industries Ltd. .................................................. 216,519 2,567
National Aluminium Co. Ltd. .............................................. 1,049,026 4,690
7,257
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 445,376 1,362
34,762
Indonesia (0.1%):
Financials (0.0%):(b)
PT Bank Negara Indonesia Persero Tbk ....................................... 7,826,948 1,620
Materials (0.1%):
Aneka Tambang Tbk .................................................... 11,903,500 1,938
3,558
Ireland (1.3%):
Financials (0.7%):
AIB Group PLC ........................................................ 367,776 4,327
Bank of Ireland Group PLC ............................................... 577,913 11,742
16,069
Industrials (0.4%):
AerCap Holdings NV .................................................... 50,852 7,088
DCC PLC ............................................................ 35,742 2,883
9,971
Materials (0.2%):
James Hardie Industries PLC (c) ............................................ 224,268 5,081
31,121
Italy (2.5%):
Consumer Discretionary (0.2%):
Lottomatica Group SpA .................................................. 148,775 4,394
Moncler SpA .......................................................... 25,011 1,621
6,015
Energy (0.3%):
Eni SpA ............................................................. 264,831 6,928
Financials (1.2%):
Banca Mediolanum SpA .................................................. 76,326 1,761
Banco BPM SpA ....................................................... 1,004,502 15,781
BPER Banca SpA ....................................................... 214,306 2,901
UniCredit SpA ......................................................... 94,440 8,150
28,593
Information Technology (0.1%):
Reply SpA ............................................................ 18,404 2,209
Utilities (0.7%):
Enel SpA ............................................................. 1,608,444 18,047
61,792

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Japan (19.4%):
Communication Services (0.6%):
Dentsu Group, Inc. (c) (d) .................................................. 90,190 $ 1,700
Hakuhodo DY Holdings, Inc. .............................................. 99,590 699
Kakaku.com, Inc. (c) ..................................................... 266,200 5,585
Konami Group Corp. .................................................... 41,300 4,907
Nexon Co. Ltd. ........................................................ 45,400 638
Nippon Television Holdings, Inc. ............................................ 38,695 690
14,219
Consumer Discretionary (3.7%):
Asics Corp. ........................................................... 769,200 23,369
GS Yuasa Corp. ........................................................ 72,800 2,995
Honda Motor Co. Ltd. ................................................... 320,508 2,880
Isuzu Motors Ltd. ....................................................... 21,332 313
Koito Manufacturing Co. Ltd. .............................................. 136,390 2,394
Nikon Corp. ........................................................... 70,300 814
Nissan Motor Co. Ltd. (c) ................................................. 489,182 1,218
Open House Group Co. Ltd. ............................................... 134,600 7,299
Panasonic Holdings Corp. ................................................. 80,300 1,855
Rinnai Corp. .......................................................... 44,696 952
Sega Sammy Holdings, Inc. ............................................... 93,800 1,360
Sony Group Corp. ...................................................... 143,400 3,093
Stanley Electric Co. Ltd. .................................................. 55,901 1,246
Subaru Corp. .......................................................... 97,941 1,487
Sumitomo Electric Industries Ltd. ........................................... 108,300 8,354
Suzuki Motor Corp. ..................................................... 106,700 1,322
Toyota Motor Corp. ..................................................... 1,568,200 29,670
90,621
Consumer Staples (0.6%):
Asahi Group Holdings Ltd. ................................................ 284,000 2,710
MatsukiyoCocokara & Co. ................................................ 239,300 3,416
Toyo Suisan Kaisha Ltd. .................................................. 114,100 8,003
Tsuruha Holdings, Inc. (d) ................................................. 147,295 1,823
15,952
Financials (3.3%):
Dai-ichi Life Holdings, Inc. ............................................... 97,636 998
Japan Post Insurance Co. Ltd. .............................................. 308,710 2,769
Mebuki Financial Group, Inc. .............................................. 345,400 2,888
Mizuho Financial Group, Inc. .............................................. 696,750 31,319
ORIX Corp. ........................................................... 60,500 2,359
Resona Holdings, Inc. .................................................... 330,882 4,224
Sumitomo Mitsui Financial Group, Inc. ....................................... 154,640 5,641
Sumitomo Mitsui Trust Group, Inc. .......................................... 121,110 4,172
T&D Holdings, Inc. ..................................................... 190,565 5,013
The Chiba Bank Ltd. .................................................... 248,530 3,634
Tokio Marine Holdings, Inc. ............................................... 414,900 18,426
81,443
Health Care (1.8%):
Alfresa Holdings Corp. ................................................... 55,219 774
Astellas Pharma, Inc. .................................................... 130,900 1,865
Eisai Co. Ltd. .......................................................... 57,477 1,429
Hoya Corp. ........................................................... 104,100 17,681
Otsuka Holdings Co. Ltd. ................................................. 38,500 2,829
Shionogi & Co. Ltd. ..................................................... 838,646 15,774
Sysmex Corp. ......................................................... 242,400 2,120
Takeda Pharmaceutical Co. Ltd. ............................................ 58,173 1,857
44,329
Industrials (4.6%):
Amada Co. Ltd. ........................................................ 58,800 1,110
ARCHION Corp. (d) ..................................................... 152,693 337
Central Japan Railway Co. ................................................ 184,600 4,038

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Fuji Electric Co. Ltd. .................................................... 231,200 $ 22,440
Fujikura Ltd. .......................................................... 400,700 11,942
ITOCHU Corp. ........................................................ 298,800 3,613
Japan Airlines Co. Ltd. ................................................... 100,941 1,727
JGC Holdings Corp. ..................................................... 96,812 1,652
Kubota Corp. .......................................................... 217,610 3,867
MISUMI Group, Inc. .................................................... 590,900 13,958
Mitsubishi Corp. ....................................................... 42,400 1,341
Mitsubishi Heavy Industries Ltd. ............................................ 688,200 16,270
Nippon Yusen KK ...................................................... 278,000 9,264
Obayashi Corp. ........................................................ 319,900 6,493
Persol Holdings Co. Ltd. .................................................. 838,180 1,275
Recruit Holdings Co. Ltd. ................................................. 40,500 2,708
Sanwa Holdings Corp. ................................................... 340,900 7,775
Sumitomo Heavy Industries Ltd. (d) .......................................... 33,302 1,089
THK Co. Ltd. ......................................................... 26,515 1,270
Yamato Holdings Co. Ltd. ................................................. 107,550 1,227
113,396
Information Technology (3.7%):
Advantest Corp. ........................................................ 73,600 12,034
Disco Corp. ........................................................... 46,700 19,057
Fujitsu Ltd. ........................................................... 357,200 7,609
Horiba Ltd. ........................................................... 4,798 790
Ibiden Co. Ltd. ......................................................... 94,800 13,631
Kioxia Holdings Corp. (c) ................................................. 11,100 4,571
Kyocera Corp. ......................................................... 260,400 5,694
Murata Manufacturing Co. Ltd. ............................................. 41,600 2,621
NEC Corp. ........................................................... 85,600 2,219
Oracle Corp. .......................................................... 126,900 6,883
Rohm Co. Ltd. ......................................................... 132,210 4,527
SCREEN Holdings Co. Ltd. ............................................... 32,200 2,246
Taiyo Yuden Co. Ltd. .................................................... 61,700 5,726
Tokyo Seimitsu Co. Ltd. .................................................. 37,300 4,064
91,672
Materials (0.3%):
Asahi Kasei Corp. ...................................................... 493,700 5,539
Kuraray Co. Ltd. ....................................................... 106,060 1,091
Mitsubishi Gas Chemical Co., Inc. ........................................... 32,930 1,144
Taiheiyo Cement Corp. ................................................... 24,907 706
8,480
Real Estate (0.7%):
Daiwa House Industry Co. Ltd. ............................................. 129,200 3,514
Mitsubishi Estate Co. Ltd. ................................................. 90,189 2,279
Sumitomo Realty & Development Co. Ltd. .................................... 546,600 12,750
18,543
Utilities (0.1%):
Kyushu Electric Power Co., Inc. ............................................ 233,900 2,406
481,061
Luxembourg (0.1%):
Communication Services (0.0%):(b)
RTL Group SA ......................................................... 19,694 723
Materials (0.1%):
ArcelorMittal SA ....................................................... 40,847 2,812
3,535
Mexico (0.5%):
Communication Services (0.1%):
America Movil SAB de CV , ADR ........................................... 154,957 3,933
Energy (0.3%):
Vista Energy SAB de CV , ADR (c) ........................................... 87,108 6,463

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Financials (0.1%):
Gentera SAB de CV ..................................................... 795,445 $ 1,969
12,365
Netherlands (6.7%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 2,491,644 12,978
Consumer Discretionary (0.1%):
Prosus NV (c) .......................................................... 64,063 2,913
Consumer Staples (0.2%):
Heineken NV .......................................................... 47,898 3,740
Koninklijke Ahold Delhaize NV ............................................ 49,203 2,073
5,813
Energy (0.2%):
SBM Offshore NV ...................................................... 118,478 4,515
Financials (2.3%):
ABN AMRO Bank NV , Class CV ........................................... 143,684 5,710
Euronext NV (a) ........................................................ 37,970 6,170
ING Groep NV ........................................................ 1,074,567 33,283
NN Group NV ......................................................... 140,787 11,751
56,914
Health Care (0.3%):
Argenx SE (c) .......................................................... 2,869 2,398
Koninklijke Philips NV (d) ................................................ 145,349 3,859
6,257
Industrials (0.2%):
Randstad NV (d) ........................................................ 43,643 1,338
Wolters Kluwer NV ..................................................... 61,688 4,385
5,723
Information Technology (2.9%):
ASML Holding NV ..................................................... 39,435 63,759
BE Semiconductor Industries NV ........................................... 20,349 6,737
70,496
165,609
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 439,431 9,801
Norway (1.2%):
Industrials (0.7%):
Kongsberg Gruppen ASA ................................................. 472,784 16,941
Materials (0.5%):
Norsk Hydro ASA ...................................................... 767,479 9,389
Yara International ASA ................................................... 81,511 4,427
13,816
30,757
Portugal (0.2%):
Energy (0.2%):
Galp Energia SGPS SA ................................................... 211,325 4,605
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (c) (e) (f) ...................................... 177,615 —
Energy (0.0%):
Gazprom PJSC , ADR (c) (e) (f) .............................................. 153,287 —
LUKOIL PJSC , ADR (c) (e) (f) .............................................. 34,917 —
—
Financials (0.0%):
Sberbank of Russia PJSC (c) (e) (f) ........................................... 564,350 —

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Sberbank of Russia PJSC , ADR (c) (e) (f) ....................................... 505,824 $ —
—
—
Saudi Arabia (0.1%):
Communication Services (0.0%):(b)
Etihad Etisalat Co. ...................................................... 78,892 1,346
Financials (0.1%):
Saudi Awwal Bank ...................................................... 241,626 2,180
3,526
Singapore (1.0%):
Financials (0.7%):
DBS Group Holdings Ltd. ................................................. 59,830 2,948
Singapore Exchange Ltd. ................................................. 850,700 14,588
17,536
Industrials (0.2%):
Singapore Technologies Engineering Ltd. ...................................... 602,100 5,374
Information Technology (0.1%):
ASMPT Ltd. .......................................................... 48,257 1,197
24,107
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 259,219 3,461
Financials (0.1%):
Discovery Ltd. ......................................................... 108,365 1,855
Old Mutual Ltd. ........................................................ 2,059,163 1,632
3,487
Materials (0.1%):
Harmony Gold Mining Co. Ltd. ............................................. 84,632 1,549
8,497
South Korea (3.1%):
Communication Services (0.2%):
KT Corp. ............................................................. 60,963 2,143
SK Telecom Co. Ltd. .................................................... 39,967 2,677
4,820
Consumer Discretionary (0.2%):
Coway Co. Ltd. ........................................................ 9,473 565
Hankook Tire & Technology Co. Ltd. ........................................ 19,912 883
Hyundai Mobis Co. Ltd. .................................................. 4,792 2,440
Kia Corp. ............................................................ 15,113 1,696
5,584
Consumer Staples (0.1%):
APR Corp. ............................................................ 8,359 2,192
LG H&H Co. Ltd. ...................................................... 4,415 725
2,917
Financials (0.6%):
Hana Financial Group, Inc. ................................................ 45,552 3,486
KB Financial Group, Inc. ................................................. 26,990 2,704
KIWOOM Securities Co. Ltd. .............................................. 18,871 4,656
Shinhan Financial Group Co. Ltd. ........................................... 72,912 4,536
15,382
Industrials (0.8%):
Hanwha Aerospace Co. Ltd. ............................................... 1,659 1,294
Hanwha Corp. ......................................................... 57,937 5,145
HD Hyundai Electric Co. Ltd. .............................................. 11,096 7,772
Samsung E&A Co. Ltd. .................................................. 181,339 6,347
20,558

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Information Technology (1.2%):
Samsung Electronics Co. Ltd. .............................................. 45,759 $ 9,601
SK hynix, Inc. ......................................................... 11,980 18,656
28,257
77,518
Spain (2.7%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 51,917 3,199
Energy (0.1%):
Repsol SA ............................................................ 96,141 2,482
Financials (1.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,214,595 28,367
Banco Santander SA ..................................................... 550,469 6,883
Bankinter SA .......................................................... 493,665 8,293
43,543
Industrials (0.5%):
Aena SME SA (a) ....................................................... 472,767 13,717
Real Estate (0.1%):
Merlin Properties Socimi SA ............................................... 194,019 3,408
Utilities (0.1%):
Endesa SA ............................................................ 46,375 1,939
68,288
Sweden (1.8%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 1,289,609 6,915
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 144,113 4,043
Financials (0.2%):
Avanza Bank Holding AB ................................................. 79,664 2,981
Swedbank AB , Class A ................................................... 59,427 2,195
5,176
Industrials (0.9%):
Atlas Copco AB , Class B ................................................. 1,095,581 18,551
SKF AB , B Shares ...................................................... 111,899 2,936
Volvo AB , Class B ...................................................... 62,416 2,198
23,685
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 254,552 3,320
Materials (0.1%):
Boliden AB ........................................................... 29,791 1,856
44,995
Switzerland (7.6%):
Consumer Discretionary (0.1%):
The Swatch Group AG , Class BR (d) ......................................... 10,814 2,995
Consumer Staples (1.8%):
Coca-Cola HBC AG (c) ................................................... 332,033 19,044
Nestle SA , Registered Shares .............................................. 253,320 25,711
44,755
Financials (1.2%):
Partners Group Holding AG ............................................... 8,489 8,959
UBS Group AG ........................................................ 353,601 16,705
Zurich Insurance Group AG (d) ............................................. 4,655 3,307
28,971
Health Care (3.5%):
Galenica AG (a) ........................................................ 20,020 2,135

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Novartis AG , Registered Shares ............................................. 283,080 $ 42,592
Roche Holding AG ...................................................... 80,136 33,728
Sandoz Group AG ...................................................... 91,650 7,709
86,164
Industrials (0.4%):
ABB Ltd. , Registered Shares ............................................... 57,587 6,159
Adecco Group AG ...................................................... 49,017 1,038
Sulzer AG , Registered Shares .............................................. 17,855 3,380
10,577
Information Technology (0.4%):
Logitech International SA , Registered Shares (d) ................................. 82,015 9,970
Materials (0.2%):
Amrize Ltd. (c) ......................................................... 27,175 1,452
Holcim AG (c) ......................................................... 31,735 3,124
4,576
188,008
Taiwan (3.1%):
Consumer Discretionary (0.1%):
Minth Group Ltd. ....................................................... 774,000 3,739
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 968,000 1,869
Industrials (0.2%):
Bizlink Holding, Inc. .................................................... 76,000 4,937
Information Technology (2.7%):
Delta Electronics, Inc. ................................................... 66,000 5,064
Elite Material Co. Ltd. ................................................... 65,000 10,507
King Yuan Electronics Co. Ltd. ............................................. 360,000 3,735
Kinsus Interconnect Technology Corp. ........................................ 174,000 3,986
MediaTek, Inc. ......................................................... 15,000 2,039
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 306,000 22,673
Taiwan Union Technology Corp. ............................................ 73,000 3,852
Unimicron Technology Corp. .............................................. 65,966 2,189
Wiwynn Corp. ......................................................... 56,000 9,573
Yageo Corp. ........................................................... 110,000 2,560
66,178
76,723
Thailand (0.5%):
Communication Services (0.1%):
Advanced Info Service PCL, NVDR ......................................... 125,800 1,363
Financials (0.3%):
Bangkok Bank PCL , Class F ............................................... 370,083 1,966
Kasikornbank PCL ...................................................... 704,411 4,348
6,314
Health Care (0.1%):
Bumrungrad Hospital PCL, NVDR .......................................... 644,400 3,554
11,231
Turkey (0.0%):(b)
Consumer Staples (0.0%):(b)
Coca-Cola Icecek A/S .................................................... 161,677 281
United Arab Emirates (0.2%):
Communication Services (0.0%):(b)
VEON Ltd. , ADR (c) ..................................................... 10,257 576
Real Estate (0.2%):
Emaar Development PJSC ................................................ 1,113,423 4,413
4,989

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
United Kingdom (12.1%):
Communication Services (0.2%):
BT Group PLC ........................................................ 1,237,081 $ 3,469
Informa PLC .......................................................... 135,815 1,475
WPP PLC ............................................................ 323,836 1,207
6,151
Consumer Discretionary (0.7%):
Barratt Redrow PLC ..................................................... 357,561 1,260
Burberry Group PLC (c) .................................................. 103,429 1,641
Inchcape PLC ......................................................... 214,810 2,442
Kingfisher PLC ........................................................ 482,576 1,863
Next PLC ............................................................ 64,080 11,364
18,570
Consumer Staples (1.4%):
British American Tobacco PLC ............................................. 155,279 9,607
Diageo PLC ........................................................... 128,763 2,639
Imperial Brands PLC .................................................... 361,266 13,098
J Sainsbury PLC ....................................................... 264,827 1,052
Reckitt Benckiser Group PLC .............................................. 55,151 3,393
Tate & Lyle PLC ....................................................... 136,504 924
Unilever PLC ......................................................... 57,341 3,231
33,944
Energy (2.0%):
BP PLC .............................................................. 2,081,957 14,704
Harbour Energy PLC .................................................... 461,960 1,635
Shell PLC ............................................................ 816,906 34,513
50,852
Financials (2.6%):
Barclays PLC ......................................................... 3,085,001 18,844
HSBC Holdings PLC .................................................... 1,570,696 29,490
Standard Chartered PLC .................................................. 580,111 15,533
63,867
Health Care (1.4%):
AstraZeneca PLC ....................................................... 35,418 6,575
GSK PLC ............................................................ 1,031,566 26,081
Hikma Pharmaceuticals PLC ............................................... 69,282 1,373
34,029
Industrials (1.4%):
Babcock International Group PLC ........................................... 387,589 5,719
easyJet PLC ........................................................... 476,329 2,540
Howden Joinery Group PLC ............................................... 818,541 8,438
IMI PLC ............................................................. 111,771 4,175
International Consolidated Airlines Group SA ................................... 1,302,018 7,497
RELX PLC ........................................................... 58,820 1,919
Rolls-Royce Holdings PLC ................................................ 274,408 4,937
35,225
Materials (1.4%):
Anglo American PLC .................................................... 43,740 2,341
Endeavour Mining PLC .................................................. 143,483 8,948
Mondi PLC ........................................................... 158,178 1,600
Rio Tinto PLC ......................................................... 201,359 21,383
34,272
Real Estate (0.4%):
Land Securities Group PLC ............................................... 210,634 1,778
LondonMetric Property PLC ............................................... 493,674 1,256
The British Land Co. PLC ................................................ 890,303 4,852
The UNITE Group PLC .................................................. 165,606 1,146
9,032

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was
$58,982 (thousands) and amounted to 2.4% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31,
2026 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(g) Rate disclosed is the daily yield on May 31, 2026.
Security Description Shares
Value
(000)
Utilities (0.6%):
Centrica PLC .......................................................... 4,602,488 $ 11,609
Drax Group PLC ....................................................... 195,455 2,076
National Grid PLC ...................................................... 138,948 2,230
15,915
301,857
Total Common Stocks (Cost $1,455,841) 2,424,755
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF ............................................. 39,495 3,871
iShares Core MSCI Emerging Markets ETF .................................... 17,502 1,461
Vanguard FTSE All-World ex-US Small-Cap ETF (d) ............................. 22,516 3,625
8,957
Total Exchange-Traded Funds (Cost $8,372) 8,957
Collateral for Securities Loaned (1.7%)^
United States (1.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (g) ........ 10,307,215 10,307
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (g) ............ 10,307,215 10,308
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (g) ............... 10,307,215 10,307
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (g) . 10,307,215 10,307
Total Collateral for Securities Loaned (Cost $41,229) 41,229
Total Investments (Cost $1,505,442) — 99.6% 2,474,941
Other assets in excess of liabilities — 0.4% 9,498
NET ASSETS - 100.00% $ 2,484,439
Security Name Acquisition Date Cost Value
Gazprom PJSC , ADR ................................................ 1/21/2016 $ 486 $ —
LUKOIL PJSC , ADR ................................................ 12/29/2015 2,087 —
Mobile TeleSystems PJSC , ADR ........................................ 1/28/2022 1,372 —
Sberbank of Russia PJSC ............................................. 7/15/2019 2,134 —
Sberbank of Russia PJSC , ADR ......................................... 1/15/2016 556 —
Total (–% of net assets) $6,635 $—
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Australia (9.2%):
Materials (9.2%):
Evolution Mining Ltd. ................................................... 3,186,387 $ 28,064
Northern Star Resources Ltd. .............................................. 1,337,720 18,230
Perseus Mining Ltd. ..................................................... 7,115,122 26,699
Ramelius Resources Ltd. ................................................. 4,791,675 11,182
Regis Resources Ltd. (a) .................................................. 2,815,426 12,480
West African Resources Ltd. (b) ............................................. 2,444,634 5,597
Westgold Resources Ltd. .................................................. 1,065,782 3,997
106,249
Canada (52.8%):
Materials (52.8%):
Agnico Eagle Mines Ltd. ................................................. 747,907 137,526
B2Gold Corp. ......................................................... 4,207,587 20,145
Barrick Mining Corp. .................................................... 1,618,357 68,861
Centerra Gold, Inc. ...................................................... 195,193 3,446
DPM Metals, Inc. ....................................................... 1,518,837 51,014
Franco-Nevada Corp. .................................................... 60,434 14,001
IAMGOLD Corp. (b) .................................................... 2,130,244 38,089
K92 Mining, Inc. (b) ..................................................... 352,936 6,600
Kinross Gold Corp. ..................................................... 3,085,769 93,129
Lundin Gold, Inc. ....................................................... 540,878 36,117
Nautilus Minerals, Inc. (b) (c) ............................................... 5,757,622 —
OceanaGold Corp. ...................................................... 902,563 27,263
OR Royalties, Inc. ...................................................... 150,150 5,596
Orla Mining Ltd. ....................................................... 316,166 4,240
Torex Gold Resources, Inc. ................................................ 942,895 43,243
Wesdome Gold Mines Ltd. (b) .............................................. 579,593 11,760
Wheaton Precious Metals Corp. ............................................. 341,473 45,916
606,946
China (3.2%):
Materials (3.2%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 8,764,000 36,742
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC (b) (c) (d) .................................................... 620,880 —
South Africa (10.6%):
Materials (10.6%):
Gold Fields Ltd. , ADR ................................................... 2,015,995 80,358
Harmony Gold Mining Co. Ltd. ............................................. 1,901,584 34,803
Pan African Resources PLC ............................................... 3,991,963 7,321
122,482
United Kingdom (3.3%):
Materials (3.3%):
Endeavour Mining PLC .................................................. 599,719 37,584
United States (19.3%):
Materials (19.3%):
Anglogold Ashanti PLC (Johannesburg Stock Exchange) ........................... 858,680 82,189
Coeur Mining, Inc. ...................................................... 748,236 14,438
Newmont Corp. ........................................................ 879,786 96,609
Royal Gold, Inc. ........................................................ 128,722 28,896
222,132
Total Common Stocks (Cost $294,443) 1,132,135
Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares MSCI Global Gold Miners ETF ....................................... 32,528 2,529

Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Name
Acquisition Date
Cost
Value
Polyus PJSC ......................................................
7/11/2019
6,442
$ —
Total (–% of net assets)
$6,442
$—
Security Description Shares
Value
(000)
VanEck Gold Miners ETF ................................................. 125,409 $ 11,223
13,752
Total Exchange-Traded Funds (Cost $9,335) 13,752
Collateral for Securities Loaned (0.0%)^(e)
United States (0.0%):(e)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (f) ........ 3,966 4
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (f) ............ 3,966 4
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (f) ................ 3,966 4
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (f) . 3,966 4
Total Collateral for Securities Loaned (Cost $16) 16
Total Investments (Cost $303,794) — 99.6% 1,145,903
Other assets in excess of liabilities — 0.4% 4,493
NET ASSETS - 100.00% $ 1,150,396
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(d) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31, 2026
(amounts in thousands):
(e) Amount represents less than 0.05% of net assets.
(f) Rate disclosed is the daily yield on May 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.5%)
Australia (0.8%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 222,933 $ 8,009
Financials (0.1%):
ANZ Group Holdings Ltd. ................................................ 49,009 1,241
QBE Insurance Group Ltd. ................................................ 31,327 509
1,750
Industrials (0.1%):
Computershare Ltd. ..................................................... 20,519 508
Qantas Airways Ltd. ..................................................... 82,478 558
1,066
Materials (0.1%):
Rio Tinto Ltd. ......................................................... 7,772 1,039
Real Estate (0.0%):(a)
Charter Hall Group ...................................................... 31,755 464
Goodman Group ....................................................... 19,355 440
904
12,768
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG (b) ................................................... 74,313 13,325
Belgium (0.1%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA ................................................ 18,428 1,475
Health Care (0.0%):(a)
UCB SA ............................................................. 2,521 740
2,215
Canada (2.4%):
Consumer Discretionary (0.3%):
Aritzia, Inc. (c) ......................................................... 46,615 5,235
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 111,405 7,805
Financials (0.1%):
Fairfax Financial Holdings Ltd. ............................................. 1,500 2,335
Information Technology (0.4%):
Constellation Software, Inc. ............................................... 3,304 6,766
Materials (0.8%):
Agnico Eagle Mines Ltd. ................................................. 48,929 8,997
Barrick Mining Corp. .................................................... 47,412 2,017
Teck Resources Ltd. , Class B .............................................. 23,516 1,556
12,570
Utilities (0.3%):
Atco Ltd. , Class I ....................................................... 109,212 5,389
40,100
China (1.1%):
Communication Services (0.5%):
Tencent Holdings Ltd. ................................................... 143,383 7,790
Consumer Staples (0.0%):(a)
Tsingtao Brewery Co. Ltd. , Class H .......................................... 118,000 750
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,750,370 9,104
17,644

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Denmark (0.2%):
Financials (0.1%):
Danske Bank A/S ....................................................... 26,056 $ 1,371
Health Care (0.1%):
Genmab A/S (c) ........................................................ 1,881 493
Novo Nordisk A/S , ADR .................................................. 25,317 1,154
1,647
Industrials (0.0%):(a)
Vestas Wind Systems A/S ................................................. 20,526 576
3,594
Finland (0.0%):(a)
Industrials (0.0%):(a)
Konecranes Oyj ........................................................ 13,390 442
France (2.0%):
Communication Services (0.1%):
Orange SA ............................................................ 41,143 860
Publicis Groupe SA ..................................................... 5,694 554
1,414
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 5,045 2,759
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 32,306 7,447
Vallourec SACA (d) ..................................................... 23,369 651
8,098
Financials (0.1%):
AXA SA ............................................................. 18,511 854
BNP Paribas SA ........................................................ 8,148 878
1,732
Health Care (0.1%):
Ipsen SA ............................................................. 3,434 627
Sanofi SA ............................................................ 16,162 1,417
2,044
Industrials (0.9%):
Eiffage SA ............................................................ 51,758 7,490
Rexel SA ............................................................. 132,951 5,677
Schneider Electric SE .................................................... 4,527 1,422
SPIE SA ............................................................. 8,924 507
15,096
Information Technology (0.0%):(a)
Capgemini SE ......................................................... 5,747 683
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 10,000 408
Utilities (0.1%):
Engie SA ............................................................. 25,298 780
Veolia Environnement SA ................................................. 15,629 631
1,411
33,645
Germany (1.8%):
Consumer Staples (0.0%):(a)
Henkel AG & Co. KGaA , Preference Shares .................................... 8,082 627
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,503 666
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 1,356 712
1,378
Industrials (1.0%):
GEA Group AG ........................................................ 5,738 370

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Hensoldt AG .......................................................... 41,273 $ 4,285
MTU Aero Engines AG .................................................. 1,074 392
Siemens AG , Registered Shares ............................................. 30,635 9,604
Siemens Energy AG ..................................................... 9,415 1,782
16,433
Information Technology (0.2%):
SAP SE .............................................................. 21,649 3,916
Materials (0.4%):
Heidelberg Materials AG ................................................. 20,719 4,584
thyssenkrupp AG ....................................................... 95,726 1,306
5,890
Utilities (0.1%):
RWE AG ............................................................. 10,323 656
28,900
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(a)
Alibaba Group Holding Ltd. , Class W ........................................ 76 1
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 135,500 828
Hong Kong Exchanges & Clearing Ltd. ....................................... 13,700 700
1,528
1,529
Indonesia (0.3%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 32,897,138 5,540
Ireland (1.1%):
Consumer Staples (0.1%):
Kerry Group PLC , Class A ................................................ 15,054 1,290
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 95,730 1,945
Health Care (0.1%):
Medtronic PLC ........................................................ 18,258 1,348
Industrials (0.7%):
AerCap Holdings NV .................................................... 6,574 916
Eaton Corp. PLC ....................................................... 24,436 9,789
Experian PLC ......................................................... 60,150 2,077
12,782
Materials (0.1%):
CRH PLC ............................................................ 12,641 1,375
18,740
Israel (0.3%):
Health Care (0.3%):
Teva Pharmaceutical Industries Ltd. , ADR (c) ................................... 117,400 4,147
Italy (1.1%):
Consumer Discretionary (0.1%):
Lottomatica Group SpA .................................................. 17,091 505
Moncler SpA .......................................................... 7,819 507
1,012
Energy (0.0%):(a)
Eni SpA ............................................................. 31,822 832
Financials (0.5%):
Banca Mediolanum SpA .................................................. 24,143 557
FinecoBank Banca Fineco SpA ............................................. 243,363 5,937
Nexi SpA (b) (d) ........................................................ 318,042 1,301
7,795

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Materials (0.1%):
Buzzi SpA (d) .......................................................... 23,509 $ 1,270
Utilities (0.4%):
Enel SpA ............................................................. 654,429 7,343
18,252
Japan (6.3%):
Communication Services (0.3%):
Konami Group Corp. .................................................... 7,000 831
Nintendo Co. Ltd. ...................................................... 73,800 3,303
4,134
Consumer Discretionary (1.1%):
Asics Corp. ........................................................... 175,100 5,320
Bridgestone Corp. ...................................................... 67,100 1,444
Open House Group Co. Ltd. ............................................... 53,000 2,874
Panasonic Holdings Corp. ................................................. 25,200 582
Sony Group Corp. ...................................................... 219,500 4,735
Subaru Corp. .......................................................... 64,500 979
Sumitomo Electric Industries Ltd. ........................................... 11,600 895
Suzuki Motor Corp. ..................................................... 33,800 419
Toyota Motor Corp. ..................................................... 61,500 1,164
18,412
Consumer Staples (0.4%):
Asahi Group Holdings Ltd. ................................................ 33,900 324
Kobe Bussan Co. Ltd. .................................................... 108,900 1,852
MatsukiyoCocokara & Co. ................................................ 29,500 421
Toyo Suisan Kaisha Ltd. .................................................. 60,649 4,254
6,851
Financials (1.2%):
Mizuho Financial Group, Inc. .............................................. 307,411 13,818
ORIX Corp. ........................................................... 18,874 736
Sumitomo Mitsui Financial Group, Inc. ....................................... 114,825 4,189
Tokio Marine Holdings, Inc. ............................................... 18,400 817
19,560
Health Care (1.0%):
Astellas Pharma, Inc. .................................................... 42,400 604
Hoya Corp. ........................................................... 81,202 13,792
Otsuka Holdings Co. Ltd. ................................................. 12,200 896
Shionogi & Co. Ltd. ..................................................... 34,900 656
15,948
Industrials (1.2%):
BayCurrent, Inc. ....................................................... 121,100 4,284
Central Japan Railway Co. ................................................ 24,800 542
Fuji Electric Co. Ltd. .................................................... 114,100 11,074
Fujikura Ltd. .......................................................... 15,500 462
ITOCHU Corp. ........................................................ 94,245 1,140
Mitsubishi Corp. ....................................................... 13,300 421
Mitsui & Co. Ltd. ....................................................... 30,700 1,020
Obayashi Corp. ........................................................ 29,700 603
Recruit Holdings Co. Ltd. ................................................. 12,900 863
20,409
Information Technology (1.1%):
Disco Corp. ........................................................... 14,800 6,039
FUJIFILM Holdings Corp. ................................................ 74,700 1,553
Ibiden Co. Ltd. ......................................................... 11,300 1,625
Kioxia Holdings Corp. (c) ................................................. 3,400 1,400
Kyocera Corp. ......................................................... 27,500 601
Murata Manufacturing Co. Ltd. ............................................. 13,000 819
NEC Corp. ........................................................... 27,400 710
Oracle Corp. .......................................................... 81,500 4,421

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
SCREEN Holdings Co. Ltd. ............................................... 10,000 $ 698
17,866
Materials (0.0%):(a)
Asahi Kasei Corp. ...................................................... 53,700 602
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd. ............................................. 12,300 335
104,117
Luxembourg (0.1%):
Materials (0.1%):
ArcelorMittal SA ....................................................... 12,783 880
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. ....................................................... 368,000 719
Mexico (0.1%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 127,400 1,329
Netherlands (1.8%):
Consumer Discretionary (0.1%):
Prosus NV (c) .......................................................... 20,330 925
Consumer Staples (0.0%):(a)
Koninklijke Ahold Delhaize NV ............................................ 14,703 619
Energy (0.0%):(a)
SBM Offshore NV ...................................................... 12,556 479
Financials (0.2%):
ABN AMRO Bank NV , Class CV ........................................... 53,376 2,121
Euronext NV (b) ........................................................ 5,137 835
NN Group NV ......................................................... 7,532 628
3,584
Health Care (0.1%):
Argenx SE (c) .......................................................... 908 759
Information Technology (1.4%):
ASML Holding NV ..................................................... 14,663 23,707
30,073
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 268,369 5,985
Norway (0.5%):
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 194,720 6,977
Materials (0.1%):
Norsk Hydro ASA ...................................................... 112,466 1,376
Yara International ASA ................................................... 8,580 466
1,842
8,819
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 24,981 544
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (c) (e) (f) ................................................... 303,950 —
Rosneft Oil Co. PJSC , GDR (c) (e) (f) ......................................... 124,892 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (c) (e) (f) ....................................... 91,313 —
—

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Singapore (0.9%):
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 20,195 $ 995
Singapore Exchange Ltd. ................................................. 791,427 13,572
14,567
Industrials (0.0%):(a)
Singapore Technologies Engineering Ltd. ...................................... 57,200 510
15,077
South Korea (2.6%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 49,860 5,594
Financials (0.7%):
Hana Financial Group, Inc. ................................................ 31,906 2,442
KB Financial Group, Inc. ................................................. 86,304 8,647
11,089
Information Technology (1.6%):
Samsung Electronics Co. Ltd. .............................................. 122,680 25,741
42,424
Spain (1.4%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 16,191 998
Energy (0.1%):
Repsol SA ............................................................ 30,920 798
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 547,708 12,792
Banco de Sabadell SA (d) ................................................. 344,407 1,165
Banco Santander SA ..................................................... 170,755 2,135
Bankinter SA .......................................................... 43,175 725
16,817
Industrials (0.2%):
Aena SME SA (b) ....................................................... 133,418 3,871
Utilities (0.0%):(a)
Endesa SA ............................................................ 14,476 605
23,089
Sweden (0.5%):
Communication Services (0.1%):
Telia Co. AB .......................................................... 161,485 866
Consumer Staples (0.0%):(a)
Essity AB , Class B ...................................................... 19,909 558
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 17,153 634
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 328,181 5,557
Volvo AB , Class B ...................................................... 19,844 699
6,256
Materials (0.0%):(a)
Boliden AB ........................................................... 9,380 584
8,898
Switzerland (3.5%):
Consumer Staples (0.6%):
Coca-Cola HBC AG (c) ................................................... 15,023 861
Nestle SA , Registered Shares .............................................. 92,179 9,356
10,217
Financials (0.9%):
Chubb Ltd. ........................................................... 30,381 9,471

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Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Partners Group Holding AG ............................................... 3,028 $ 3,196
UBS Group AG ........................................................ 44,096 2,083
Zurich Insurance Group AG (d) ............................................. 1,439 1,022
15,772
Health Care (1.2%):
Lonza Group AG , Registered Shares ......................................... 6,056 3,869
Novartis AG , Registered Shares ............................................. 16,250 2,445
Roche Holding AG ...................................................... 31,049 13,068
Sandoz Group AG ...................................................... 8,720 734
20,116
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 18,090 1,935
Information Technology (0.5%):
Logitech International SA , Registered Shares (d) ................................. 61,990 7,536
Materials (0.2%):
Amrize Ltd. (c) ......................................................... 31,508 1,705
Holcim AG (c) ......................................................... 10,035 988
2,693
58,269
Taiwan (3.7%):
Financials (0.7%):
Cathay Financial Holding Co. Ltd. ........................................... 3,999,000 10,947
Information Technology (3.0%):
Lite-On Technology Corp. ................................................ 1,117,000 8,252
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 566,000 41,937
50,189
61,136
United Kingdom (3.7%):
Communication Services (0.0%):(a)
Informa PLC .......................................................... 42,749 464
Consumer Discretionary (0.4%):
Compass Group PLC .................................................... 32,545 1,047
Next PLC ............................................................ 30,128 5,343
6,390
Consumer Staples (0.5%):
Imperial Brands PLC .................................................... 179,573 6,511
Unilever PLC ......................................................... 18,121 1,021
7,532
Energy (0.2%):
Harbour Energy PLC .................................................... 146,377 518
Shell PLC , ADR ....................................................... 31,911 2,684
3,202
Financials (1.1%):
Barclays PLC ......................................................... 151,479 925
HSBC Holdings PLC .................................................... 565,491 10,618
London Stock Exchange Group PLC , ADR .................................... 105,800 3,215
Standard Chartered PLC .................................................. 124,248 3,327
18,085
Health Care (0.2%):
AstraZeneca PLC ....................................................... 11,530 2,140
GSK PLC ............................................................ 58,127 1,470
3,610
Industrials (0.5%):
Babcock International Group PLC ........................................... 34,767 513
Howden Joinery Group PLC ............................................... 606,389 6,251
RELX PLC ........................................................... 18,474 603

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Rolls-Royce Holdings PLC ................................................ 84,442 $ 1,519
8,886
Materials (0.7%):
Endeavour Mining PLC .................................................. 11,272 693
Rio Tinto PLC ......................................................... 99,075 10,521
11,214
Real Estate (0.0%):(a)
LondonMetric Property PLC ............................................... 156,176 397
Utilities (0.1%):
Drax Group PLC ....................................................... 55,517 590
National Grid PLC ...................................................... 43,383 696
1,286
61,066
United States (60.8%):
Communication Services (5.5%):
Alphabet, Inc. , Class A ................................................... 15,332 5,831
Alphabet, Inc. , Class C ................................................... 149,866 56,414
Meta Platforms, Inc. , Class A .............................................. 28,987 18,335
Netflix, Inc. (c) ......................................................... 104,879 9,022
T-Mobile US, Inc. ...................................................... 8,241 1,545
91,147
Consumer Discretionary (6.4%):
Amazon.com, Inc. (c) .................................................... 146,374 39,615
Booking Holdings, Inc. ................................................... 42,016 7,035
Carnival Corp. Ltd. ..................................................... 170,884 4,795
Darden Restaurants, Inc. .................................................. 17,609 3,591
Deckers Outdoor Corp. (c) ................................................. 34,355 3,911
eBay, Inc. ............................................................ 12,320 1,346
Hilton Worldwide Holdings, Inc. ............................................ 7,409 2,428
Mattel, Inc. (c) ......................................................... 125,400 1,873
McDonald's Corp. ...................................................... 43,251 12,076
PulteGroup, Inc. ........................................................ 72,554 8,574
Tesla, Inc. (c) .......................................................... 24,779 10,798
The Gap, Inc. .......................................................... 186,960 3,954
The TJX Cos., Inc. ...................................................... 29,545 4,572
Toll Brothers, Inc. ...................................................... 12,500 1,732
106,300
Consumer Staples (2.3%):
BJ's Wholesale Club Holdings, Inc. (c) ........................................ 37,914 3,233
Colgate-Palmolive Co. ................................................... 127,394 11,482
Dollar General Corp. .................................................... 11,930 1,320
Keurig Dr. Pepper, Inc. ................................................... 44,800 1,345
Mondelez International, Inc. , Class A ......................................... 32,800 2,007
PepsiCo, Inc. .......................................................... 84,127 12,130
The J.M. Smucker Co. ................................................... 13,546 1,398
The Procter & Gamble Co. ................................................ 18,900 2,713
U.S. Foods Holding Corp. (c) ............................................... 28,500 2,333
37,961
Energy (3.0%):
APA Corp. ............................................................ 210,492 7,668
Baker Hughes Co. , Class A ................................................ 43,686 2,791
ConocoPhillips Co. ..................................................... 42,812 4,880
Enterprise Products Partners LP ............................................. 91,300 3,359
Expand Energy Corp. .................................................... 26,181 2,434
Exxon Mobil Corp. ..................................................... 155,970 22,656
HF Sinclair Corp. ....................................................... 21,318 1,490
Ovintiv, Inc. .......................................................... 22,573 1,265
Valero Energy Corp. ..................................................... 12,969 3,175
49,718

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Financials (8.0%):
Bank of America Corp. ................................................... 298,668 $ 15,411
Cboe Global Markets, Inc. ................................................ 10,200 3,402
Citigroup, Inc. ......................................................... 32,300 4,067
Citizens Financial Group, Inc. .............................................. 30,840 1,920
Corpay, Inc. (c) ......................................................... 9,900 3,582
Huntington Bancshares, Inc. ............................................... 79,698 1,304
Intercontinental Exchange, Inc. ............................................. 23,453 3,467
Jackson Financial, Inc. , Class A ............................................. 67,015 6,910
JPMorgan Chase & Co. .................................................. 56,542 16,924
KeyCorp ............................................................. 259,335 5,532
MarketAxess Holdings, Inc. ............................................... 10,900 1,417
Mastercard, Inc. , Class A ................................................. 34,013 16,802
PayPal Holdings, Inc. .................................................... 61,323 2,744
Regions Financial Corp. .................................................. 88,933 2,490
Rocket Cos., Inc. , Class A (c) ............................................... 109,900 1,595
S&P Global, Inc. ....................................................... 17,894 7,587
State Street Corp. ....................................................... 9,821 1,528
Synchrony Financial ..................................................... 81,335 5,811
The PNC Financial Services Group, Inc. ...................................... 35,882 7,934
The Progressive Corp. ................................................... 16,271 3,098
U.S. Bancorp .......................................................... 44,755 2,455
Unum Group .......................................................... 145,567 12,116
Wells Fargo & Co. ...................................................... 41,709 3,234
131,330
Health Care (5.5%):
AbbVie, Inc. .......................................................... 21,290 4,635
Amgen, Inc. ........................................................... 22,853 7,697
Boston Scientific Corp. (c) ................................................. 41,600 2,010
Bristol-Myers Squibb Co. ................................................. 25,817 1,476
Cardinal Health, Inc. .................................................... 23,795 4,683
CVS Health Corp. ...................................................... 30,300 2,757
Dexcom, Inc. (c) ........................................................ 71,807 5,295
Elevance Health, Inc. .................................................... 5,511 2,167
Eli Lilly & Co. ......................................................... 17,205 19,011
Gilead Sciences, Inc. .................................................... 73,458 9,875
IDEXX Laboratories, Inc. (c) ............................................... 13,281 7,484
Johnson & Johnson ..................................................... 64,615 14,560
Pfizer, Inc. ............................................................ 58,895 1,542
Regeneron Pharmaceuticals, Inc. ............................................ 2,600 1,598
The Cigna Group ....................................................... 13,000 3,606
Vertex Pharmaceuticals, Inc. (c) ............................................. 6,399 2,864
91,260
Industrials (6.0%):
AMETEK, Inc. ........................................................ 14,000 3,162
CACI International, Inc. , Class A (c) ......................................... 3,900 2,003
Caterpillar, Inc. ........................................................ 21,163 18,536
CSX Corp. ............................................................ 34,142 1,545
Curtiss-Wright Corp. .................................................... 17,737 13,260
Delta Air Lines, Inc. ..................................................... 97,362 8,030
Dover Corp. ........................................................... 10,800 2,283
EMCOR Group, Inc. .................................................... 3,556 2,940
FedEx Corp. .......................................................... 6,900 2,841
Generac Holdings, Inc. (c) ................................................. 10,548 2,931
Honeywell International, Inc. .............................................. 14,600 3,473
Leidos Holdings, Inc. .................................................... 15,100 1,930
Regal Rexnord Corp. .................................................... 11,908 2,402
Rockwell Automation, Inc. ................................................ 13,548 6,111
RTX Corp. ............................................................ 12,800 2,300
SS&C Technologies Holdings, Inc. .......................................... 30,100 2,032
Uber Technologies, Inc. (c) ................................................ 60,411 4,253
Union Pacific Corp. ..................................................... 13,500 3,546

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
United Rentals, Inc. ..................................................... 1,622 $ 1,615
Vertiv Holdings Co. , Class A ............................................... 43,375 13,694
98,887
Information Technology (19.6%):
Adobe, Inc. (c) ......................................................... 26,789 6,944
Advanced Micro Devices, Inc. (c) ............................................ 19,097 9,856
Amphenol Corp. , Class A ................................................. 8,800 1,309
Analog Devices, Inc. .................................................... 8,200 3,394
Apple, Inc. ........................................................... 209,373 65,337
Applied Materials, Inc. ................................................... 3,200 1,440
Autodesk, Inc. (c) ....................................................... 15,215 3,519
Broadcom, Inc. ........................................................ 42,755 19,102
Cisco Systems, Inc. ..................................................... 113,642 13,685
Cognizant Technology Solutions Corp. , Class A ................................. 25,360 1,414
Fortinet, Inc. (c) ........................................................ 114,691 15,824
International Business Machines Corp. ........................................ 15,175 4,519
Micron Technology, Inc. .................................................. 21,857 21,223
Microsoft Corp. ........................................................ 115,475 51,991
NetApp, Inc. .......................................................... 28,589 4,983
NVIDIA Corp. ......................................................... 348,177 73,514
QUALCOMM, Inc. ..................................................... 9,837 2,469
Salesforce, Inc. ........................................................ 33,872 6,473
Texas Instruments, Inc. ................................................... 43,955 13,436
Zebra Technologies Corp. (c) ............................................... 11,200 2,729
323,161
Materials (1.5%):
Alcoa Corp. ........................................................... 112,693 8,750
Freeport-McMoRan, Inc. ................................................. 134,471 8,836
Newmont Corp. ........................................................ 37,824 4,153
PPG Industries, Inc. ..................................................... 24,600 2,779
24,518
Real Estate (1.3%):
Equity LifeStyle Properties, Inc. ............................................ 38,200 2,360
Prologis, Inc. .......................................................... 63,483 9,108
Simon Property Group, Inc. ............................................... 50,082 10,262
21,730
Utilities (1.7%):
American Electric Power Co., Inc. ........................................... 20,400 2,584
Constellation Energy Corp. ................................................ 18,714 5,385
Edison International ..................................................... 88,856 6,215
Eversource Energy ...................................................... 34,737 2,372
Exelon Corp. .......................................................... 122,925 5,610
FirstEnergy Corp. ....................................................... 48,401 2,245
National Fuel Gas Co. ................................................... 52,349 4,044
28,455
1,004,467
Total Common Stocks (Cost $951,882) 1,627,733
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (c) (f) ............................... 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 19,267 1,889
Total Exchange-Traded Funds (Cost $1,889) 1,889

Victory Portfolios III
Victory Sustainable World Fund (Also Known as Victory World Equity Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was
$19,332 (thousands) and amounted to 1.2% of net assets.
(c) Non-income producing security.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31,
2026 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(g) Rate disclosed is the daily yield on May 31, 2026.
Security Description Shares
Value
(000)
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (g) ........ 1,272,538 $ 1,273
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (g) ............ 1,272,538 1,272
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (g) ............... 1,272,538 1,272
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (g) . 1,272,538 1,273
Total Collateral for Securities Loaned (Cost $5,090) 5,090
Total Investments (Cost $958,861) — 98.9% 1,634,712
Other assets in excess of liabilities — 1.1% 17,898
NET ASSETS - 100.00% $ 1,652,610
Security Name Acquisition Date Cost Value
Gazprom PJSC .................................................... 8/13/2021 $ 1,231 $ —
Rosneft Oil Co. PJSC , GDR ........................................... 4/6/2021 964 —
Sberbank of Russia PJSC , ADR ......................................... 3/26/2021 1,405 —
Total (–% of net assets) $3,600 $—
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (86.2%)
Australia (1.2%):
Energy (0.1%):
Santos Ltd. ........................................................... 29,424 $ 165
Financials (0.4%):
Commonwealth Bank of Australia ........................................... 3,233 383
Westpac Banking Corp. .................................................. 11,302 292
675
Real Estate (0.7%):
Scentre Group ......................................................... 198,471 545
Vicinity Ltd. .......................................................... 401,491 729
1,274
2,114
Brazil (0.4%):
Financials (0.4%):
Pagseguro Digital Ltd., Class A ............................................. 26,907 252
StoneCo Ltd., Class A .................................................... 21,924 251
XP, Inc., Class A ....................................................... 15,638 261
764
Canada (14.0%):
Consumer Discretionary (0.8%):
Canadian Tire Corp. Ltd., Class A ........................................... 2,852 366
Dollarama, Inc. ........................................................ 4,843 619
Magna International, Inc. ................................................. 5,429 352
1,337
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc. ............................................. 7,148 404
George Weston Ltd. ..................................................... 2,545 178
Loblaw Cos. Ltd. ....................................................... 7,572 339
921
Energy (3.1%):
ARC Resources Ltd. ..................................................... 8,958 203
Cameco Corp. ......................................................... 3,767 423
Canadian Natural Resources Ltd. ............................................ 20,133 916
Cenovus Energy, Inc. .................................................... 16,454 454
Enbridge, Inc. ......................................................... 17,480 959
Imperial Oil Ltd. ....................................................... 1,190 141
Keyera Corp. .......................................................... 3,912 162
Pembina Pipeline Corp. .................................................. 4,568 213
Suncor Energy, Inc. ..................................................... 9,681 605
TC Energy Corp. ....................................................... 9,836 656
Tourmaline Oil Corp. .................................................... 5,657 259
Whitecap Resources, Inc. ................................................. 13,347 153
5,144
Financials (6.2%):
Bank of Montreal ....................................................... 5,797 942
Brookfield Corp., Class A ................................................. 24,389 1,111
Canadian Imperial Bank of Commerce ........................................ 6,556 716
Fairfax Financial Holdings Ltd. ............................................. 311 484
Great-West Lifeco, Inc. ................................................... 6,447 376
Intact Financial Corp. .................................................... 2,785 547
Manulife Financial Corp. ................................................. 17,277 661
National Bank of Canada ................................................. 3,070 448
Power Corp. of Canada ................................................... 10,405 629
Royal Bank of Canada ................................................... 9,683 1,858
Sun Life Financial, Inc. .................................................. 9,233 664
The Bank of Nova Scotia ................................................. 9,197 738
The Toronto-Dominion Bank ............................................... 11,543 1,321

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
TMX Group Ltd. ....................................................... 6,531 $ 244
10,739
Industrials (1.1%):
Canadian National Railway Co. ............................................. 5,003 592
Canadian Pacific Kansas City Ltd. ........................................... 7,873 703
Thomson Reuters Corp. .................................................. 3,102 269
WSP Global, Inc. ....................................................... 2,626 372
1,936
Information Technology (1.5%):
Celestica, Inc.(a) ....................................................... 962 372
CGI, Inc. ............................................................. 3,722 260
Constellation Software, Inc. ............................................... 311 637
Shopify, Inc., Class A(a) .................................................. 10,514 1,254
2,523
Materials (0.8%):
Agnico Eagle Mines Ltd. ................................................. 863 159
Barrick Mining Corp. .................................................... 2,642 113
First Quantum Minerals Ltd.(a) ............................................. 6,866 211
Nutrien Ltd. ........................................................... 7,045 483
Teck Resources Ltd., Class B .............................................. 4,134 274
Wheaton Precious Metals Corp. ............................................. 1,877 252
1,492
24,092
Denmark (0.2%):
Health Care (0.2%):
Genmab A/S(a) ........................................................ 979 257
France (1.0%):
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 619 339
Health Care (0.2%):
Sanofi SA ............................................................ 4,352 381
Industrials (0.4%):
Schneider Electric SE .................................................... 866 272
Vinci SA ............................................................. 2,444 355
627
Materials (0.2%):
Air Liquide SA ........................................................ 1,468 303
1,650
Germany (0.9%):
Financials (0.2%):
Allianz SE, Registered Shares .............................................. 528 234
Deutsche Boerse AG .................................................... 563 162
396
Industrials (0.2%):
Siemens AG, Registered Shares ............................................. 1,248 391
Information Technology (0.5%):
Infineon Technologies AG ................................................. 4,195 398
SAP SE .............................................................. 2,428 439
837
1,624
Hong Kong (2.9%):
Financials (0.5%):
AIA Group Ltd. ........................................................ 36,400 382
Hong Kong Exchanges & Clearing Ltd. ....................................... 9,400 480
862
Industrials (1.0%):
CK Hutchison Holdings Ltd. ............................................... 36,500 328

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
MTR Corp. Ltd. ........................................................ 93,500 $ 376
SITC International Holdings Co. Ltd. ......................................... 65,000 288
Swire Pacific Ltd., Class A ................................................ 34,500 359
Techtronic Industries Co. Ltd. .............................................. 19,500 289
1,640
Real Estate (1.1%):
CK Asset Holdings Ltd. .................................................. 97,500 589
Henderson Land Development Co. Ltd. ....................................... 116,000 458
Link REIT ............................................................ 103,800 535
Sun Hung Kai Properties Ltd. .............................................. 19,000 319
1,901
Utilities (0.3%):
Hong Kong & China Gas Co. Ltd. ........................................... 500,000 457
4,860
Ireland (0.8%):
Industrials (0.6%):
Eaton Corp. PLC ....................................................... 1,188 476
Experian PLC ......................................................... 7,030 243
Trane Technologies PLC .................................................. 607 274
993
Information Technology (0.2%):
Accenture PLC, Class A .................................................. 1,717 321
1,314
Italy (0.1%):
Financials (0.1%):
Intesa Sanpaolo SpA ..................................................... 10,529 71
UniCredit SpA ......................................................... 1,996 172
243
Japan (3.1%):
Communication Services (0.1%):
LY Corp. ............................................................. 80,100 208
Consumer Discretionary (0.9%):
Bridgestone Corp. ...................................................... 28,100 605
Denso Corp. .......................................................... 32,300 384
Toyota Motor Corp. ..................................................... 22,100 418
1,407
Financials (0.5%):
Daiwa Securities Group, Inc. ............................................... 37,700 355
Mitsubishi UFJ Financial Group, Inc. ......................................... 12,000 226
Nomura Holdings, Inc. ................................................... 36,500 294
875
Health Care (0.1%):
Hoya Corp. ........................................................... 1,400 238
Industrials (0.4%):
Hitachi Ltd. ........................................................... 7,600 246
ITOCHU Corp. ........................................................ 17,900 216
Mitsubishi Corp. ....................................................... 5,100 161
Sumitomo Corp. ........................................................ 4,300 190
813
Information Technology (1.0%):
Canon, Inc. ........................................................... 8,700 231
Disco Corp. ........................................................... 600 245
Keyence Corp. ......................................................... 500 251
Murata Manufacturing Co. Ltd. ............................................. 3,000 189
Shimadzu Corp. ........................................................ 14,600 346
TDK Corp. ........................................................... 8,000 207

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Tokyo Electron Ltd. ..................................................... 1,200 $ 403
1,872
Materials (0.1%):
Shin-Etsu Chemical Co. Ltd. ............................................... 3,300 160
5,573
Netherlands (0.8%):
Consumer Staples (0.0%):(b)
The Magnum Ice Cream Co. NV(a) .......................................... 980 16
Financials (0.1%):
ING Groep NV ........................................................ 4,938 153
Industrials (0.1%):
Airbus SE ............................................................ 845 176
Information Technology (0.6%):
ASM International NV ................................................... 308 321
ASML Holding NV ..................................................... 456 737
1,058
1,403
Singapore (1.1%):
Consumer Discretionary (0.1%):
Genting Singapore Ltd. ................................................... 473,400 223
Consumer Staples (0.1%):
Wilmar International Ltd. ................................................. 64,200 181
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 14,800 729
Singapore Exchange Ltd. ................................................. 24,300 417
1,146
Industrials (0.3%):
Keppel Ltd. ........................................................... 67,800 572
2,122
Spain (0.3%):
Financials (0.3%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 7,315 171
Banco Santander SA ..................................................... 24,004 300
471
Sweden (1.0%):
Consumer Staples (0.2%):
Essity AB, Class B ...................................................... 13,197 370
Financials (0.2%):
L E Lundbergforetagen AB, Class B ......................................... 6,181 364
Industrials (0.5%):
Atlas Copco AB, Class B ................................................. 19,705 334
Epiroc AB, Class B ..................................................... 9,427 241
Sandvik AB ........................................................... 5,638 229
804
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson, Class B ..................................... 7,956 104
1,642
Switzerland (1.6%):
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA, Registered Shares ................................ 1,715 368
Financials (0.4%):
Swiss Re AG .......................................................... 2,108 316
UBS Group AG ........................................................ 6,445 304
620

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Health Care (0.4%):
Novartis AG, Registered Shares ............................................. 2,014 $ 303
Roche Holding AG ...................................................... 909 383
686
Industrials (0.2%):
ABB Ltd., Registered Shares ............................................... 3,599 385
Materials (0.4%):
Holcim AG(a) ......................................................... 3,785 373
Sika AG, Registered Shares ................................................ 1,666 325
698
2,757
United Kingdom (2.4%):
Communication Services (0.2%):
Vodafone Group PLC .................................................... 230,692 347
Consumer Discretionary (0.2%):
Next PLC ............................................................ 1,873 332
Consumer Staples (0.2%):
British American Tobacco PLC ............................................. 4,733 293
Energy (0.1%):
Shell PLC ............................................................ 5,353 226
Financials (0.7%):
Barclays PLC ......................................................... 57,858 353
HSBC Holdings PLC .................................................... 16,488 310
Lloyds Banking Group PLC ............................................... 256,475 351
London Stock Exchange Group PLC ......................................... 1,719 208
1,222
Health Care (0.5%):
AstraZeneca PLC ....................................................... 2,720 505
GSK PLC ............................................................ 13,141 332
837
Industrials (0.2%):
Rolls-Royce Holdings PLC ................................................ 16,334 294
Utilities (0.3%):
United Utilities Group PLC ................................................ 28,547 516
4,067
United States (54.4%):
Communication Services (5.4%):
Alphabet, Inc., Class C ................................................... 6,504 2,448
Alphabet, Inc., Class A ................................................... 4,619 1,757
AT&T, Inc. ........................................................... 18,873 468
Match Group, Inc. ...................................................... 22,790 823
Meta Platforms, Inc., Class A .............................................. 2,634 1,666
Netflix, Inc.(a) ......................................................... 6,109 525
Take-Two Interactive Software, Inc.(a) ........................................ 1,613 362
The Walt Disney Co. .................................................... 2,749 280
T-Mobile US, Inc. ...................................................... 2,468 463
Verizon Communications, Inc. .............................................. 11,374 544
9,336
Consumer Discretionary (5.5%):
Amazon.com, Inc.(a) .................................................... 10,852 2,937
Booking Holdings, Inc. ................................................... 2,300 385
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 9,364 298
Ford Motor Co. ........................................................ 33,753 589
Hilton Worldwide Holdings, Inc. ............................................ 2,030 665
Marriott International, Inc., Class A .......................................... 1,220 458
McDonald's Corp. ...................................................... 2,052 573
O'Reilly Automotive, Inc.(a) ............................................... 4,822 419

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Restaurant Brands International, Inc. ......................................... 5,310 $ 397
Ross Stores, Inc. ....................................................... 1,368 317
Starbucks Corp. ........................................................ 3,730 370
Tesla, Inc.(a) .......................................................... 2,824 1,231
The Home Depot, Inc. ................................................... 1,780 565
The TJX Cos., Inc. ...................................................... 2,663 412
9,616
Consumer Staples (3.0%):
Church & Dwight Co., Inc. ................................................ 4,034 386
Costco Wholesale Corp. .................................................. 654 625
Keurig Dr. Pepper, Inc. ................................................... 15,907 478
PepsiCo, Inc. .......................................................... 3,961 571
Philip Morris International, Inc. ............................................. 3,140 557
The Coca-Cola Co. ...................................................... 8,479 670
The Kroger Co. ........................................................ 6,990 434
The Procter & Gamble Co. ................................................ 5,268 756
Walmart, Inc. .......................................................... 5,831 675
5,152
Energy (2.1%):
Cheniere Energy, Inc. .................................................... 799 180
Chevron Corp. ......................................................... 3,858 704
ConocoPhillips Co. ..................................................... 3,227 368
Exxon Mobil Corp. ..................................................... 6,295 914
Halliburton Co. ........................................................ 4,582 178
Magnolia Oil & Gas Corp., Class A .......................................... 21,510 589
SLB Ltd. ............................................................. 4,885 267
The Williams Cos., Inc. .................................................. 6,820 487
3,687
Financials (8.5%):
American Express Co. ................................................... 1,820 576
Ameriprise Financial, Inc. ................................................. 766 341
Bank of America Corp. ................................................... 10,551 544
Bar Harbor Bankshares ................................................... 9,853 344
Berkshire Hathaway, Inc., Class B(a) ......................................... 1,368 649
BlackRock, Inc. ........................................................ 488 511
Brookfield Asset Management Ltd., Class A .................................... 5,758 280
CME Group, Inc., Class A ................................................. 663 181
Colony Bankcorp, Inc. ................................................... 28,711 568
First Community Corp. ................................................... 7,075 213
First Financial Corp. ..................................................... 7,771 538
First National Corp. ..................................................... 8,000 222
Home Bancorp, Inc. ..................................................... 12,762 822
Independent Bank Corp. .................................................. 17,600 604
Intercontinental Exchange, Inc. ............................................. 2,936 434
Investar Holding Corp. ................................................... 15,316 433
JPMorgan Chase & Co. .................................................. 2,716 813
Mastercard, Inc., Class A ................................................. 1,301 643
Moody's Corp. ......................................................... 622 282
Morgan Stanley ........................................................ 2,357 490
MSCI, Inc., Class A ..................................................... 529 334
Parke Bancorp, Inc. ..................................................... 9,358 288
S&P Global, Inc. ....................................................... 871 369
Southern First Bancshares, Inc.(a) ........................................... 11,858 685
The Charles Schwab Corp. ................................................ 5,796 506
The Goldman Sachs Group, Inc. ............................................ 754 773
The Progressive Corp. ................................................... 2,963 564
Visa, Inc., Class A ...................................................... 3,190 1,041
Wells Fargo & Co. ...................................................... 6,056 470
14,518
Health Care (4.6%):
AbbVie, Inc. .......................................................... 3,212 699

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Amgen, Inc. ........................................................... 1,219 $ 411
Boston Scientific Corp.(a) ................................................. 6,548 316
Bristol-Myers Squibb Co. ................................................. 5,391 308
CVS Health Corp. ...................................................... 3,110 283
Danaher Corp. ......................................................... 2,493 455
Elevance Health, Inc. .................................................... 488 192
Eli Lilly & Co. ......................................................... 814 899
Gilead Sciences, Inc. .................................................... 2,739 368
Intuitive Surgical, Inc.(a) ................................................. 842 358
Johnson & Johnson ..................................................... 2,808 633
McKesson Corp. ....................................................... 595 442
Merck & Co., Inc. ...................................................... 4,254 505
Molina Healthcare, Inc.(a) ................................................ 1,852 321
Pfizer, Inc. ............................................................ 14,394 377
Thermo Fisher Scientific, Inc. .............................................. 1,131 557
UnitedHealth Group, Inc. ................................................. 1,488 566
Vertex Pharmaceuticals, Inc.(a) ............................................. 563 252
7,942
Industrials (4.9%):
3M Co. .............................................................. 3,392 519
Argan, Inc. ........................................................... 225 150
Broadridge Financial Solutions, Inc. ......................................... 1,832 282
Caterpillar, Inc. ........................................................ 883 773
Cintas Corp. .......................................................... 1,545 265
Cummins, Inc. ......................................................... 920 595
Deere & Co. .......................................................... 1,075 583
ESCO Technologies, Inc. ................................................. 2,093 611
GE Vernova, Inc. ....................................................... 388 376
General Electric Co. ..................................................... 1,965 636
Honeywell International, Inc. .............................................. 2,433 579
Parker-Hannifin Corp. ................................................... 607 513
Powell Industries, Inc. ................................................... 1,015 289
Primoris Services Corp. .................................................. 3,269 411
RB Global, Inc. ........................................................ 3,614 385
RTX Corp. ............................................................ 3,340 600
The Boeing Co.(a) ...................................................... 1,293 299
TransDigm Group, Inc. ................................................... 250 315
8,181
Information Technology (16.3%):
Adobe, Inc.(a) ......................................................... 1,376 357
Advanced Micro Devices, Inc.(a) ............................................ 2,337 1,206
Amphenol Corp., Class A ................................................. 3,286 489
Analog Devices, Inc. .................................................... 908 376
Apple, Inc. ........................................................... 13,620 4,250
Applied Materials, Inc. ................................................... 1,703 767
Arista Networks, Inc.(a) .................................................. 1,674 267
Autodesk, Inc.(a) ....................................................... 1,216 281
Broadcom, Inc. ........................................................ 4,154 1,856
Cisco Systems, Inc. ..................................................... 5,434 654
FormFactor, Inc.(a) ..................................................... 1,714 214
Intel Corp.(a) .......................................................... 7,509 861
International Business Machines Corp. ........................................ 2,304 686
Intuit, Inc. ............................................................ 663 220
Keysight Technologies, Inc.(a) ............................................. 1,032 349
KLA Corp. ........................................................... 216 415
Lam Research Corp. ..................................................... 1,582 503
Marvell Technology, Inc. ................................................. 916 188
Micron Technology, Inc. .................................................. 1,785 1,733
Microsoft Corp. ........................................................ 6,557 2,952
NVIDIA Corp. ......................................................... 22,735 4,800
Oracle Corp. .......................................................... 2,418 546
Palantir Technologies, Inc., Class A(a) ........................................ 3,472 544

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Palo Alto Networks, Inc.(a) ................................................ 1,434 $ 404
QUALCOMM, Inc. ..................................................... 1,157 290
Salesforce, Inc. ........................................................ 2,555 488
Sanmina Corp.(a) ....................................................... 1,151 299
Semtech Corp.(a) ....................................................... 1,801 275
ServiceNow, Inc.(a) ..................................................... 2,674 333
Texas Instruments, Inc. ................................................... 2,374 726
Viavi Solutions, Inc.(a) ................................................... 4,552 221
Western Digital Corp. .................................................... 1,054 560
28,110
Materials (1.8%):
Eastman Chemical Co. ................................................... 11,687 887
Element Solutions, Inc. ................................................... 11,073 470
Linde PLC ............................................................ 953 474
Southern Copper Corp. ................................................... 1,979 379
The Sherwin-Williams Co. ................................................ 1,136 345
Vulcan Materials Co. .................................................... 1,865 528
3,083
Real Estate (1.1%):
CBRE Group, Inc., Class A(a) .............................................. 2,788 348
Extra Space Storage, Inc. ................................................. 5,133 741
Prologis, Inc. .......................................................... 5,528 793
1,882
Utilities (1.2%):
Avista Corp. .......................................................... 23,455 973
NextEra Energy, Inc. .................................................... 2,148 187
Public Service Enterprise Group, Inc. ......................................... 6,665 524
Unitil Corp. ........................................................... 9,647 482
2,166
93,673
Total Common Stocks (Cost $111,456) 148,626
Exchange-Traded Funds (6.9%)
United States (6.9%):
iShares Core MSCI Emerging Markets ETF .................................... 89,389 7,461
VanEck Gold Miners ETF ................................................. 49,503 4,430
11,891
Total Exchange-Traded Funds (Cost $7,122) 11,891
Total Investments (Cost $118,578) — 93.1% 160,517
Other assets in excess of liabilities — 6.9% 11,924
NET ASSETS - 100.00% $ 172,441
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI Emerging Markets Index
Futures .......................... 75 6/19/26 $ 5,596 $ 6,557 $ 961
E-Mini S&P 500 Futures .............. 44 6/18/26 15,728 16,711 983
Tokyo Price Index Futures ............ 28 6/11/26 6,467 6,966 499
$ 2,443

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
 (a) Rounds to less than $1 thousand.
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
ASX SPI 200 Index Futures ........... 66 6/18/26 $ 10,268 $ 10,375 $ (107)
Euro Stoxx 50 Futures ............... 144 6/19/26 9,585 10,184 (599)
FTSE 100 Index Futures .............. 69 6/19/26 9,702 9,702 —(a)
$ (706)
Total unrealized appreciation $ 2,443
Total unrealized depreciation (706)
Total net unrealized appreciation (depreciation) $ 1,737

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.3%)
Alabama (5.1%):
Alabama Housing Finance Authority Revenue, Series A, 4.85%, 10/1/50, Continuously
Callable @100 ..................................................... $ 2,230 $ 2,215
Alabama State University Revenue, 5.75%, 9/1/50, Continuously Callable @100 ......... 1,050 1,152
Baldwin County IDA Revenue AMT, Series A, 5.00%, 6/1/55, (Put Date 6/1/32)(a)(b) ...... 1,000 1,018
Black Belt Energy Gas District Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 3,460 3,647
Series A, 5.25%, 1/1/54, (Put Date 10/1/30)(b) .............................. 5,000 5,295
Series A, 5.25%, 5/1/55, (Put Date 9/1/32)(b) ............................... 1,500 1,556
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(b) ............................... 16,750 17,009
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 13,400 13,609
Series C, 5.50%, 10/1/54, (Put Date 6/1/32)(b) .............................. 3,000 3,233
Series C, 5.50%, 11/1/56, (Put Date 8/1/34)(a)(b) ............................ 2,000 2,127
Series D-3, 4.28% (SOFR+185bps), 6/1/49, (Put Date 2/1/29)(b)(c) ............... 2,500 2,518
Series F, 5.00%, 6/1/36, Continuously Callable @100 ......................... 5,000 5,226
Series G, 5.00%, 10/1/35, Continuously Callable @100 ........................ 4,635 4,904
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 3,000 3,135
Energy Southeast A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 1,000 1,058
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 6,180 6,302
Series B, 5.25%, 7/1/54, (Put Date 6/1/32)(b) ............................... 3,000 3,222
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Series A, 5.00%, 2/1/36, Continuously Callable @100 ......................... 8,000 8,003
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 4,000 4,161
Series A, 5.25%, 1/1/54, (Put Date 7/1/29)(b) ............................... 15,000 15,747
Series A, 5.00%, 1/1/56, (Put Date 6/1/35)(b) ............................... 9,255 9,429
Series B, 5.25%, 3/1/55 , (Put Date 1/1/33)(b) ............................... 2,700 2,795
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100 ........................ 2,000 2,003
Series B1, 4.00%, 6/1/40, Continuously Callable @100 ........................ 2,555 2,545
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/34 ................... 15,000 15,903
The Southeast Alabama Gas Supply District Revenue, Series B, 5.00%, 6/1/49, (Put Date
5/1/32)(b) ........................................................ 3,000 3,155
140,967
Alaska (0.1%):
Alaska Housing Finance Corp. Revenue, Series A, 4.60%, 12/1/48, Continuously Callable
@100 ........................................................... 3,000 3,002
Alaska Railroad Corp. Revenue AMT, 6.00%, 10/1/50, Continuously Callable @100 ....... 1,000 1,101
4,103
Arizona (1.8%):
Arizona IDA Revenue
4.00%, 12/15/41, Continuously Callable @100(a) ............................ 955 855
Series A, 5.10%, 10/1/50, Continuously Callable @100 ........................ 1,000 1,009
Maricopa County & Phoenix IDA Revenue, Series A, 4.65%, 9/1/50, Continuously Callable
@100 ........................................................... 1,975 1,979
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100(a) ............................. 2,000 2,007
4.00%, 7/1/41, Continuously Callable @100(a) ............................. 1,250 1,151
4.25%, 7/1/44, Continuously Callable @100 ............................... 1,000 920
Series D, 5.00%, 12/1/45, Continuously Callable @100 ........................ 1,500 1,567
Sierra Vista IDA Revenue
5.25%, 6/15/38, Continuously Callable @100(a) ............................. 4,845 4,831
5.25%, 6/15/42, Continuously Callable @100(a) ............................. 4,460 4,356
5.00%, 6/15/44, Continuously Callable @100(a) ............................. 2,000 1,850
Tempe IDA Revenue
Series A, 4.00%, 12/1/38, Continuously Callable @102 ........................ 2,690 2,584
Series A, 5.38%, 12/1/46, Continuously Callable @103 ........................ 1,000 1,000
The County of Pima IDA Revenue
4.00%, 4/1/41, Continuously Callable @100 ............................... 1,690 1,633
4.00%, 6/15/41, Continuously Callable @100(a) ............................. 3,500 3,008
Series A, 6.75%, 11/15/42, Continuously Callable @103(a) ..................... 3,000 3,204

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The County of Yavapai IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100 ........ $ 1,000 $ 984
The IDA of the City of Phoenix Arizona Revenue
5.00%, 7/1/34, Continuously Callable @100 ............................... 10,215 10,135
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,675 1,676
5.00%, 10/1/36, Continuously Callable @100 ............................... 4,250 4,265
49,014
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,300 1,357
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,086
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,040
Series A, 6.63%, 7/1/51, Continuously Callable @103(a) ....................... 2,000 2,015
6,498
California (1.3%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT, Series B,
4.63%, 7/1/51, Continuously Callable @100 ............................... 750 744
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B, 4.13%, 7/1/41, Continuously Callable @100 ......................... 2,500 2,503
Series B, 4.25%, 7/1/43, Continuously Callable @100 ......................... 3,000 3,005
California Community Choice Financing Authority Revenue
Series B-1, 5.00%, 3/1/36, Continuously Callable @100 ....................... 4,000 4,198
Series C, 5.25%, 2/1/36, Continuously Callable @100 ......................... 2,250 2,450
California Health Facilities Financing Authority Revenue
Series B, 5.00%, 11/15/38, Continuously Callable @100 ....................... 1,500 1,608
Series B, 5.00%, 11/15/43, Continuously Callable @100 ....................... 1,500 1,579
California Municipal Finance Authority Revenue, Series A, 5.00%, 9/1/46, Continuously
Callable @100 ..................................................... 665 673
California Public Finance Authority Revenue, Series A, 5.10%, 4/1/66, (Put Date 4/1/33)(a)(b) 1,000 990
California School Finance Authority Revenue
4.40%, 12/1/26(a) .................................................. 4,000 3,996
5.00%, 8/1/31, Continuously Callable @100(a) ............................. 450 450
5.00%, 8/1/36, Continuously Callable @100(a) ............................. 1,450 1,451
Series A, 5.00%, 7/1/45, Continuously Callable @100(a) ....................... 1,700 1,711
Cerritos Community College District, GO
Series D, 8/1/27(d) .................................................. 1,000 968
Series D, 8/1/28(d) .................................................. 1,000 943
City of Los Angeles Department of Airports Revenue AMT, Series A, 5.25%, 5/15/50,
Continuously Callable @100 ........................................... 2,500 2,617
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%,
6/1/32, Continuously Callable @100 ..................................... 225 226
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A, 5.00%, 4/1/36, Continuously Callable @100 ......................... 420 426
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 5.25%, 5/1/49, Continuously Callable @100 .................... 1,000 1,048
The El Camino Community College District Foundation, GO, Series C, 8/1/28(d) ......... 5,500 5,184
36,770
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
4.25%, 7/1/43, Continuously Callable @100 ............................... 3,000 2,828
Series A, 4.63%, 3/1/51, Continuously Callable @100 ......................... 1,000 986
Series A-1, 6.50%, 2/1/45, Continuously Callable @100(a) ..................... 3,000 3,129
Colorado Health Facilities Authority Revenue
5.00%, 11/1/41, Continuously Callable @100 ............................... 2,500 2,642
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 1,000 1,002
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,250 1,231
Series A, 4.00%, 11/1/39, Continuously Callable @100 ........................ 3,500 3,432
Series A, 4.00%, 12/1/40, Continuously Callable @103 ........................ 2,000 1,922
Series A, 5.25%, 5/15/48, Continuously Callable @103 ........................ 1,000 1,007
Series A, 4.00%, 8/1/49, Continuously Callable @100 ......................... 9,715 8,403
Series A, 5.13%, 12/1/50, Continuously Callable @103 ........................ 1,515 1,503
Colorado State University Research Foundation Revenue, Series A, 5.25%, 3/1/45,
Continuously Callable @100(a) ......................................... 1,000 1,000

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
County of Routt Co. Revenue AMT, 5.50%, 6/1/51, Continuously Callable @100 ......... $ 600 $ 629
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100(a) ...................... 7,355 7,439
Series A, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,250 1,202
Series A, 4.00%, 12/1/38, Continuously Callable @100 ........................ 1,250 1,188
Series A, 4.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 941
Gunnison County Housing Authority Revenue, 5.13%, 6/1/50, Continuously Callable @100 . 2,000 2,071
42,555
Connecticut (1.5%):
City of Ansonia Certificates of Participation, 4.75%, 12/1/45, Continuously Callable @100 .. 3,000 3,081
City of New Haven, GO, Series A, 5.50%, 8/1/36, Continuously Callable @100 .......... 1,810 1,885
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100 ........................ 400 412
Series B, 5.00%, 11/1/37, Continuously Callable @100 ........................ 350 360
Connecticut Housing Finance Authority Revenue, Series A-1, 4.65%, 11/15/51, Continuously
Callable @100 ..................................................... 3,000 2,998
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,950 1,999
5.00%, 7/1/34, Continuously Callable @100 ............................... 725 740
5.00%, 7/1/35, Continuously Callable @100 ............................... 1,170 1,190
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,125 1,139
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,275 1,287
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,086
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 7,000 6,815
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 2,000 1,986
Series A, 4.00%, 7/1/39, Continuously Callable @100 ......................... 2,000 2,003
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 1,000 943
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 2,400 2,417
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously
Callable @100(a) ................................................... 5,800 5,886
Stamford Housing Authority Revenue, Series C, 4.75%, 10/1/32 ..................... 1,500 1,546
State of Connecticut, GO, Series A, 4.00%, 4/15/37, Continuously Callable @100 ......... 1,825 1,856
The Metropolitan District, GO, 4.00%, 7/15/37, Continuously Callable @100 ............ 1,000 1,013
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30,
Continuously Callable @100 ........................................... 1,200 1,256
42,898
Delaware (0.1%):
Delaware State Housing Authority Revenue
Series A, 4.65%, 7/1/50, Continuously Callable @100 ......................... 490 469
Series B, 5.00%, 7/1/50, Continuously Callable @100 ......................... 990 1,006
1,475
District of Columbia (0.3%):
Deutsche Bank Spears/Lifers Trust Revenue, Series 8178, 5/1/30(a)(d)(e) ............... 1,700 1,700
District of Columbia Revenue
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 948
5.00%, 7/1/39, Continuously Callable @100 ............................... 800 818
Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00%, 10/1/50,
Continuously Callable @100 ........................................... 500 511
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B, 4.00%, 10/1/35, Continuously Callable @100 ........................ 1,000 1,006
Series B, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,250 1,256
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,000 989
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,250 1,258
Series A, 4.00%, 10/1/39, Continuously Callable @100 ........................ 500 498
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 750 747
9,731
Florida (8.1%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable
@103 ........................................................... 700 665
Capital Projects Finance Authority Revenue
5.00%, 11/1/42, Continuously Callable @100 ............................... 1,000 1,002
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 993

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-1, 5.00%, 6/1/49, Continuously Callable @100(a) ..................... $ 750 $ 633
Capital Trust Agency, Inc. Revenue, 6.00%, 5/1/43, Continuously Callable @100(a) ....... 3,710 3,792
Capital Trust Authority Revenue
Series A, 4.75%, 12/1/42, Continuously Callable @100 ........................ 500 515
Series A, 5.00%, 12/15/44, Continuously Callable @100 ....................... 2,000 1,913
Series A, 5.25%, 7/1/50, Continuously Callable @100(a) ....................... 600 583
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100 ............................... 1,485 1,489
4.00%, 10/1/36, Continuously Callable @100 ............................... 1,400 1,402
4.00%, 10/1/37, Continuously Callable @100 ............................... 3,000 3,002
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103 ............................... 3,345 3,071
4.00%, 9/1/40, Continuously Callable @103 ............................... 2,500 2,307
Series A, 4.00%, 9/1/36, Continuously Callable @103 ......................... 1,050 1,004
Series A, 4.00%, 9/1/41, Continuously Callable @103 ......................... 1,215 1,143
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100 ............................... 3,195 3,197
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,000 2,001
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,785 2,787
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100 .. 1,000 1,002
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80(d) ............................. 700 464
Series A, 9/1/37, Continuously Callable @77(d) ............................. 700 441
Series A, 9/1/38, Continuously Callable @74(d) ............................. 850 498
Series A, 9/1/39, Continuously Callable @71(d) ............................. 700 395
Series A, 9/1/40, Continuously Callable @67(d) ............................. 850 460
Series B, 4.00%, 7/1/38, Continuously Callable @100 ......................... 350 342
Series B, 4.00%, 7/1/39, Continuously Callable @100 ......................... 700 679
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
4.00%, 5/1/33 ..................................................... 3,470 3,548
4.35%, 5/1/38, Continuously Callable @100 ............................... 7,900 8,117
County of Broward Airport System Revenue AMT
Series A, 4.00%, 10/1/44, Continuously Callable @100 ........................ 4,395 4,136
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 8,330 7,293
County of Broward Port Facilities Revenue AMT
Series B, 4.00%, 9/1/44, Continuously Callable @100 ......................... 7,345 6,842
Series B, 4.00%, 9/1/49, Continuously Callable @100 ......................... 5,380 4,618
County of Broward Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100 ............................... 7,000 7,067
4.00%, 9/1/40, Continuously Callable @100 ............................... 9,300 9,357
4.00%, 9/1/41, Continuously Callable @100 ............................... 6,975 6,992
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT, Series A, 5.25%,
9/1/50, Continuously Callable @100 ..................................... 2,000 2,097
County of Lee Airport Revenue AMT, 5.25%, 10/1/49, Continuously Callable @100 ....... 3,800 3,943
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/37, Continuously Callable @100 ........................ 4,970 5,009
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 5,230 5,257
County of Miami-Dade Aviation Revenue AMT, Series A, 5.25%, 10/1/50, Continuously
Callable @100 ..................................................... 3,000 3,117
County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 210 211
County of Okaloosa Revenue, 5.50%, 5/15/45, Continuously Callable @103(a) ........... 1,000 1,039
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5.50%, 9/1/41, Continuously Callable @100 ............................... 750 835
5.50%, 9/1/42, Continuously Callable @100 ............................... 1,000 1,110
5.50%, 9/1/43, Continuously Callable @100 ............................... 750 833
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/35, Continuously Callable @100 ............................... 3,100 3,222
5.00%, 8/15/40, Continuously Callable @100 ............................... 2,900 2,963
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100 .............................. 5,260 5,136
5.00%, 2/1/40, Continuously Callable @100 ............................... 2,845 2,885

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 8/1/43, Continuously Callable @100 ............................... $ 1,500 $ 1,571
5.00%, 8/1/44, Continuously Callable @100 ............................... 1,500 1,561
Series A, 5.00%, 6/15/35, Continuously Callable @100 ........................ 1,000 1,006
Series A, 5.00%, 6/15/40, Continuously Callable @100 ........................ 1,650 1,659
Series A, 5.00%, 6/15/42, Continuously Callable @100 ........................ 2,250 2,261
Series A, 6.13%, 6/15/50, Continuously Callable @101(a) ...................... 1,000 1,018
Florida Higher Educational Facilities Financing Authority Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,250 1,276
5.00%, 10/1/36, Continuously Callable @100 ............................... 1,000 1,016
4.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 946
4.00%, 10/1/38, Continuously Callable @100 ............................... 750 702
5.00%, 3/1/39, Continuously Callable @100 ............................... 7,055 5,866
4.00%, 10/1/39, Continuously Callable @100 ............................... 800 740
4.00%, 12/1/49, Continuously Callable @100 ............................... 1,000 873
Florida Housing Finance Corp. Revenue, Series 3, 5.05%, 7/1/50, Continuously Callable @100 825 838
Florida Local Government Finance Commission Revenue
Series B-2, 4.45%, 11/15/31, Continuously Callable @100(a) ................... 1,500 1,520
Series B-3, 4.20%, 11/15/30, Continuously Callable @100(a) ................... 1,500 1,523
Greater Orlando Aviation Authority Revenue AMT, 5.50%, 11/1/37, Continuously Callable
@100 ........................................................... 1,000 1,059
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/36, Continuously Callable @100 .... 2,750 2,752
Hillsborough County Aviation Authority Revenue AMT, Series B, 5.50%, 10/1/49,
Continuously Callable @100 ........................................... 1,000 1,071
Jacksonville Aviation Authority Revenue AMT, 5.50%, 10/1/50, Continuously Callable @100 1,000 1,066
Lee County IDA Revenue
5.00%, 11/15/39, Continuously Callable @103 .............................. 1,500 1,528
5.75%, 10/1/50, Continuously Callable @103(a) ............................. 1,740 1,752
Series 2019A-1, 4.00%, 4/1/37, Continuously Callable @100 ................... 5,000 4,971
Series A, 5.25%, 11/15/44, Continuously Callable @100 ....................... 2,525 2,652
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100 ......................... 10,000 10,014
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 7,000 7,009
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,610 1,612
Series A, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,255 1,256
Series A, 5.00%, 7/1/32, Continuously Callable @100 ......................... 2,000 2,002
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,002
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 2,000 2,002
Series B, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,003
Series B, 5.00%, 7/1/31, Continuously Callable @100 ......................... 2,000 2,002
Miami-Dade County Housing Finance Authority Revenue, Series A, 4.88%, 3/1/46 ........ 1,250 1,262
Miami-Dade County IDA Revenue, 5.00%, 6/15/46, Continuously Callable @102 ......... 1,075 1,078
Northern Palm Beach County Improvement District Special Assessment, 4.00%, 8/1/46,
Continuously Callable @100 ........................................... 3,000 2,864
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 3,695 3,350
Palm Beach County Health Facilities Authority Revenue
4.00%, 8/15/49, Continuously Callable @100 ............................... 6,050 5,387
5.75%, 11/1/50, Continuously Callable @100 ............................... 1,000 1,047
Series A, 5.00%, 11/1/39, Continuously Callable @100 ........................ 1,150 1,186
Series A, 5.00%, 11/1/42, Continuously Callable @100 ........................ 850 869
Series B, 4.00%, 11/15/41, Continuously Callable @103 ....................... 250 237
Series B, 5.00%, 11/15/49, Continuously Callable @103 ....................... 3,000 3,003
Pinellas County IDA Revenue, 5.00%, 7/1/29 ................................... 600 607
224,427
Georgia (2.0%):
Development Authority of Appling County Revenue, Series GA, 1.50%, 9/1/41, Continuously
Callable @100(e) ................................................... 2,000 2,000
Gainesville & Hall County Development Authority Revenue, 5.63%, 6/1/50, Continuously
Callable @100 ..................................................... 2,795 2,891
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable
@100 ........................................................... 1,000 992

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Georgia Housing & Finance Authority Revenue
Series A, 4.65%, 12/1/50, Continuously Callable @100 ........................ $ 5,000 $ 4,973
Series C, 5.05%, 12/1/45, Continuously Callable @100 ........................ 1,750 1,798
Series C, 4.55%, 12/1/49, Continuously Callable @100 ........................ 5,000 4,859
Series E, 5.13%, 12/1/45, Continuously Callable @100 ........................ 2,145 2,251
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 1,840 1,775
4.00%, 8/1/37, Continuously Callable @100 ............................... 1,500 1,461
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/37 ............................................. 3,500 3,715
Series A, 5.00%, 5/15/38 ............................................. 2,500 2,662
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(b) .............................. 6,000 6,293
Series E-2, 4.13% (SOFR+170bps), 12/1/53, (Put Date 6/1/31)(b)(c) .............. 5,000 5,086
Savannah Georgia Convention Center Authority Revenue, Series C, 5.50%, 6/1/50,
Continuously Callable @100 ........................................... 250 264
Savannah Hospital Authority Revenue, Series A, 4.00%, 7/1/39, Continuously Callable @100 2,500 2,378
The Burke County Development Authority Revenue, 2.20%, 10/1/32, Continuously Callable
@100 ........................................................... 1,850 1,712
The Development Authority of Burke County Revenue, Series 1, 1.55%, 7/1/49, Continuously
Callable @100(e) ................................................... 2,630 2,630
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.45%, 11/1/52, Continuously Callable @100(e) ............................. 3,585 3,585
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33 , (Put Date
10/1/29)(b) ....................................................... 4,975 4,726
56,051
Guam (0.1%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,500 1,508
Series A, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,010
3,518
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT, Series C, 5.00%, 7/1/45, Continuously
Callable @100 ..................................................... 2,500 2,603
Idaho (0.6%):
Idaho Health Facilities Authority Revenue
Series A, 5.00%, 3/1/35, Continuously Callable @100 ......................... 5,805 5,974
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 7,520 7,739
Idaho Housing & Finance Association Revenue
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 3,000 3,051
Series C, 5.15%, 7/1/45, Continuously Callable @100 ......................... 750 796
17,560
Illinois (13.0%):
Champaign County Community Unit School District No. 4, GO
4.00%, 6/1/34, Continuously Callable @100 ............................... 1,000 1,018
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,290 1,312
4.00%, 6/1/36, Continuously Callable @100 ............................... 1,575 1,591
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.50%, 4/1/43,
Continuously Callable @100 ........................................... 5,000 5,300
Chicago Board of Education, GO
Series A, 12/1/26(d) ................................................. 3,700 3,626
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,700 4,675
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 7,965 7,772
Series A, 5.75%, 12/1/50, Continuously Callable @100 ........................ 2,855 2,871
Series B, 4.00%, 12/1/40, Continuously Callable @100 ........................ 21,900 19,583
Series B, 4.00%, 12/1/41, Continuously Callable @100 ........................ 8,710 7,748
Series B, 6.00%, 12/1/44, Continuously Callable @100 ........................ 1,000 1,052
Series C, 6.00%, 12/1/44, Continuously Callable @100 ........................ 3,670 3,860
Chicago O'Hare International Airport Revenue, Series A, 4.00%, 1/1/38, Continuously Callable
@100 ........................................................... 1,000 1,002
Chicago O'Hare International Airport Revenue AMT
Series A, 5.00%, 1/1/48, Continuously Callable @100 ......................... 6,495 6,481
Series A, 5.25%, 1/1/48, Continuously Callable @100 ......................... 12,500 12,873
Series C, 5.25%, 1/1/45, Continuously Callable @100 ......................... 1,600 1,688

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series E, 5.50%, 1/1/48, Continuously Callable @100 ......................... $ 3,000 $ 3,175
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100 ....................... 1,200 1,222
Series F-2, 4.00% , 1/1/36, Continuously Callable @100 ....................... 1,300 1,307
Series F-2, 5.00%, 1/1/37, Continuously Callable @100 ....................... 2,000 2,093
Series F-2, 4.00%, 1/1/38, Continuously Callable @100 ....................... 1,750 1,751
Series F-2, 5.00%, 1/1/39, Continuously Callable @100 ....................... 1,500 1,559
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,164
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/49,
Continuously Callable @100 ........................................... 5,005 4,450
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.), Series A, 4.00%, 12/1/50, Continuously Callable @100 ............ 6,385 5,629
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.50%, 3/1/43,
Continuously Callable @100 ........................................... 1,000 1,007
City of Chicago Lakeshore East Special Assessment
3.04%, 12/1/28(a) .................................................. 270 261
3.20%, 12/1/29(a) .................................................. 325 311
3.29%, 12/1/30(a) .................................................. 350 332
3.38%, 12/1/31(a) .................................................. 373 353
3.45%, 12/1/32(a) .................................................. 300 288
City of Chicago Wastewater Transmission Revenue, Series B, 5.00%, 1/1/35, Continuously
Callable @100 ..................................................... 8,000 8,077
City of Chicago Waterworks Revenue, Series A, 5.00%, 11/1/51, Continuously Callable @100 2,100 2,157
City of Chicago, GO
Series A, 5.00%, 1/1/45, Continuously Callable @100 ......................... 3,800 3,704
Series A, 5.50%, 1/1/49, Continuously Callable @100 ......................... 605 606
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 3,330 3,482
Series F, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 1,044
City of Galesburg Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,125 1,018
Series A, 4.00%, 10/1/41, Continuously Callable @100 ........................ 1,475 1,236
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100 ................. 8,500 8,513
Cook County Community College District No. 508, GO
5.00%, 12/1/43, Continuously Callable @100 ............................... 1,650 1,740
5.50%, 12/1/51, Continuously Callable @100 ............................... 500 535
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100 .............................. 3,750 3,772
5.00%, 11/15/36, Continuously Callable @100 .............................. 5,000 5,109
Illinois Educational Facilities Authority Revenue
3.90%, 11/1/36, Continuously Callable @102 ............................... 2,220 2,250
4.00%, 11/1/36, Continuously Callable @102 ............................... 9,750 9,889
4.45%, 11/1/36, Continuously Callable @102 ............................... 4,500 4,571
Illinois Finance Authority Revenue
0.00%, 2/15/27(f) ................................................... 6,822 205
0.00%, 5/15/31, Continuously Callable @100(f) ............................. 565 24
5.00%, 12/1/34 .................................................... 3,500 3,500
5.00%, 10/1/35, Continuously Callable @100 ............................... 600 632
4.00%, 12/1/35 .................................................... 5,000 5,000
0.00%, 5/15/36, Continuously Callable @100(f) ............................. 422 18
4.00%, 12/1/36 .................................................... 3,000 3,000
5.00%, 10/1/37, Continuously Callable @100 ............................... 700 731
2.45%, 10/1/39, (Put Date 10/1/29)(b) .................................... 14,000 13,536
5.00%, 10/1/39, Continuously Callable @100 ............................... 700 726
4.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 944
5.75%, 10/1/45, Continuously Callable @100(a) ............................. 2,235 2,192
5.50%, 4/1/51, Continuously Callable @100 ............................... 3,000 3,185
Series 2026-A, 5.38%, 11/1/50, Continuously Callable @103 ................... 1,000 1,000
Series A, 4.00%, 5/15/27 ............................................. 640 645
Series A, 5.00%, 5/15/30, Continuously Callable @100 ........................ 1,000 1,001
Series A, 4.00%, 10/1/31, Continuously Callable @100 ........................ 1,000 1,002
Series A, 4.00%, 10/1/32, Continuously Callable @100 ........................ 1,000 1,001
Series A, 4.00%, 10/1/34, Continuously Callable @100 ........................ 1,000 1,001
Series A, 5.00%, 11/15/34, Continuously Callable @100 ....................... 3,700 3,706

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 5/15/35, Continuously Callable @100 ........................ $ 1,100 $ 1,101
Series A, 5.00%, 11/15/35, Continuously Callable @100 ....................... 3,000 3,002
Series A, 5.00%, 2/15/37, Continuously Callable @100 ........................ 1,000 1,005
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,850 1,733
Series A, 4.00%, 8/1/40, Continuously Callable @100 ......................... 3,780 3,533
Series A, 4.00%, 8/1/41, Continuously Callable @100 ......................... 1,935 1,801
Series A, 4.00%, 8/1/43, Continuously Callable @100 ......................... 2,105 1,939
Series A, 4.00%, 7/15/47, Continuously Callable @100 ........................ 6,500 5,751
Series B, 5.00%, 10/1/44, Continuously Callable @100(a) ...................... 750 733
Series C, 4.00%, 2/15/36, Continuously Callable @100 ........................ 3,640 3,649
Series R, 5.40%, 4/1/27, Continuously Callable @100 ......................... 390 390
Illinois Housing Development Authority Revenue
Series A, 4.88%, 4/1/50, Continuously Callable @100 ......................... 2,000 1,987
Series A, 4.90%, 4/1/51, Continuously Callable @100 ......................... 2,400 2,413
Series I, 4.63%, 4/1/50, Continuously Callable @100 ......................... 3,000 2,872
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 5,870 5,882
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 5,600 5,611
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100 ........................ 1,000 1,007
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 2,000 2,013
Series A, 5.00%, 11/1/33, Continuously Callable @100 ........................ 750 755
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100 ............................... 2,000 2,058
4.00%, 12/15/42, Continuously Callable @100 .............................. 8,000 7,744
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 6/15/26(d) ................................................. 5,000 4,993
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 1,800 1,807
Series A, 4.00%, 12/1/32, Continuously Callable @100 ........................ 2,100 2,106
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 4,000 4,008
Series A, 4.00%, 12/1/35, Continuously Callable @100 ........................ 5,000 4,982
Northern Illinois University Certificates of Participation, 4.25%, 4/1/44, Continuously Callable
@100 ........................................................... 1,000 955
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100 ............................... 1,300 1,213
Series B, 4.00%, 4/1/35, Continuously Callable @100 ......................... 1,200 1,211
Series B, 4.00%, 4/1/39, Continuously Callable @100 ......................... 1,375 1,343
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 23,160 23,396
Series A, 4.00%, 7/1/35, Continuously Callable @100 ......................... 11,650 11,767
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 5,060 5,042
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,750 1,725
State of Illinois, GO
Series B, 5.25%, 5/1/43, Continuously Callable @100 ......................... 2,500 2,635
Series C, 5.50%, 4/1/51, Continuously Callable @100 ......................... 2,285 2,434
The Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100 1,025 1,057
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100 ............................... 3,000 3,004
5.25%, 6/15/31, Continuously Callable @100 ............................... 5,000 5,075
5.25%, 6/15/32, Continuously Callable @100 ............................... 5,000 5,040
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/30, Continuously Callable @100 ......................... 1,500 1,542
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 2,400 2,465
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 2,350 2,411
Series A, 5.00%, 1/1/38, Continuously Callable @100 ......................... 1,500 1,531
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/26 2,110 2,131
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.), 4.00%, 3/1/36, Continuously Callable @100 .......................... 1,250 1,250

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.), 4.00%, 1/1/34, Continuously Callable @100 ........... $ 650 $ 657
360,865
Indiana (3.3%):
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100 ............................... 1,165 1,197
5.00%, 7/15/34, Continuously Callable @100 ............................... 1,000 1,026
5.00%, 7/15/35, Continuously Callable @100 ............................... 1,250 1,280
5.00%, 7/15/38, Continuously Callable @100 ............................... 3,000 3,059
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97(d) ................................... 740 634
7/15/30, Continuously Callable @96(d) ................................... 750 627
7/15/31, Continuously Callable @93(d) ................................... 1,490 1,189
7/15/32, Continuously Callable @91(d) ................................... 1,400 1,066
Indiana Finance Authority Revenue
1.40%, 8/1/29, Continuously Callable @100 ............................... 7,000 6,478
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,250 1,256
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,500 1,506
5.00%, 11/15/33, Continuously Callable @103 .............................. 2,000 2,052
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,210 1,191
4.00%, 4/1/36, Continuously Callable @100 ............................... 1,255 1,222
4.00%, 7/1/36, Continuously Callable @100 ............................... 3,660 3,581
4.00%, 4/1/37, Continuously Callable @100 ............................... 1,310 1,262
4.00%, 4/1/38, Continuously Callable @100 ............................... 2,045 1,951
4.00%, 7/1/38, Continuously Callable @100 ............................... 4,030 3,844
5.00% , 11/15/38, Continuously Callable @103 .............................. 3,000 3,030
4.00%, 4/1/39, Continuously Callable @100 ............................... 1,625 1,535
4.00%, 7/1/39, Continuously Callable @100 ............................... 3,605 3,392
4.00%, 4/1/40, Continuously Callable @100 ............................... 2,215 2,076
4.00%, 4/1/41, Continuously Callable @100 ............................... 2,305 2,111
4.00%, 4/1/42, Continuously Callable @100 ............................... 2,400 2,189
4.25%, 3/1/49, Continuously Callable @100 ............................... 1,625 1,490
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 2,240 2,329
Series A, 4.00%, 11/15/41, Continuously Callable @103 ....................... 8,400 7,964
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 11,240 11,613
Series A, 5.00%, 6/1/43, Continuously Callable @100 ......................... 855 876
Series A, 4.00%, 11/15/43, Continuously Callable @100 ....................... 1,505 1,323
Series A, 4.25%, 7/1/44, Continuously Callable @100 ......................... 1,965 1,842
Indiana Housing & Community Development Authority Revenue
Series A-1, 4.65%, 7/1/50, Continuously Callable @100 ....................... 2,500 2,422
Series B-1, 5.00%, 7/1/50, Continuously Callable @100 ....................... 1,500 1,518
Series D-1, 4.70%, 7/1/49, Continuously Callable @100 ....................... 1,500 1,468
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/35, Continuously Callable @100 6,500 6,507
Terre Haute Sanitary District Revenue, 4.38%, 1/1/49, Continuously Callable @100 ....... 5,000 4,680
92,786
Iowa (0.9%):
Iowa Finance Authority Revenue
Series A, 4.70%, 7/1/50, Continuously Callable @100 ......................... 3,000 2,934
Series E, 4.00%, 8/15/35, Continuously Callable @100 ........................ 5,425 5,425
Series E, 4.00%, 8/15/36, Continuously Callable @100 ........................ 15,105 14,954
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable @100 1,500 1,520
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100 ....................... 270 267
Series A-2, 4.00%, 6/1/39, Continuously Callable @100 ....................... 300 293
Series A-2, 4.00%, 6/1/40, Continuously Callable @100 ....................... 200 194
25,587
Kansas (0.1%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103 ........ 1,640 1,560
Kentucky (1.7%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100 ............................... 470 473
4.00%, 2/1/37, Continuously Callable @100 ............................... 1,115 1,103
County of Boyle Revenue, Series A, 5.25%, 6/1/49, Continuously Callable @100 ......... 3,595 3,644

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100 ............... $ 15,000 $ 14,989
Kenton County Airport Board Revenue AMT, Series A, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 5,000 5,171
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/31, Continuously Callable @100 ........................ 3,205 3,189
Series B, 5.00%, 8/15/41, Continuously Callable @100 ........................ 480 486
Kentucky Public Energy Authority Revenue
Series A-2, 3.63% (SOFR+120bps), 8/1/52, (Put Date 8/1/30)(b)(c) ............... 7,500 7,382
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,815 1,862
Series C, 5.00%, 5/1/36, Continuously Callable @100 ......................... 5,000 5,325
Kentucky State Property & Building Commission Revenue
Series A, 4.00%, 11/1/36, Continuously Callable @100 ........................ 2,000 2,021
Series A, 4.00%, 11/1/38, Continuously Callable @100 ........................ 500 501
46,146
Louisiana (2.9%):
City of New Orleans, GO, Series A, 5.50%, 12/1/51, Continuously Callable @100 ........ 665 697
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,000 1,040
Series C, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,078
Louisiana Housing Corp. Revenue, Series A, 4.60%, 12/1/50, Continuously Callable @100 .. 1,000 979
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50%, 11/1/32, Continuously Callable @100 ....................... 10,000 9,719
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100 ............................... 8,940 8,947
5.00%, 5/15/34, Continuously Callable @100 ............................... 2,975 3,012
5.00%, 7/1/34, Continuously Callable @100 ............................... 13,465 13,474
4.00%, 5/15/35, Continuously Callable @100 ............................... 3,465 3,434
5 .00%, 5/15/35, Continuously Callable @100 ............................... 2,000 2,020
4.00%, 5/15/36, Continuously Callable @100 ............................... 1,485 1,485
5.00%, 5/15/36, Continuously Callable @100 ............................... 1,560 1,574
5.00%, 10/1/43, Continuously Callable @100 ............................... 640 649
5.25%, 10/1/48, Continuously Callable @100 ............................... 1,195 1,207
Series A, 4.00%, 12/15/32, Continuously Callable @100 ....................... 2,430 2,435
Series A, 4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100 ...................... 305 307
Series A, 4.00%, 12/15/33, Continuously Callable @100 ....................... 3,095 3,101
Series A, 5.25%, 5/15/50, Continuously Callable @100 ........................ 2,000 2,080
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100 ......................... 1,000 1,001
Series A, 4.00%, 7/1/32, Continuously Callable @100 ......................... 1,000 1,001
Series A, 4.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,001
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
10/1/37, Continuously Callable @100 .................................... 2,000 2,067
New Orleans Aviation Board Revenue AMT, Series C-2, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 3,000 3,078
Port New Orleans Board of Commissioners Revenue AMT, Series B, 5.50%, 4/1/51,
Continuously Callable @100 ........................................... 2,500 2,674
St. John the Baptist Parish School District No. 1, GO, 5.25%, 3/1/43, Continuously Callable
@100 ........................................................... 5,000 5,369
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100 ............................... 2,375 2,341
4 .00%, 2/1/39, Continuously Callable @100 ............................... 2,330 2,279
4.00%, 2/1/41, Continuously Callable @100 ............................... 1,500 1,456
4.00%, 2/1/42, Continuously Callable @100 ............................... 1,500 1,436
81,941
Maine (0.2%):
Maine State Housing Authority Revenue
Series A, 4.65%, 11/15/50, Continuously Callable @100 ....................... 2,500 2,458
Series C, 5.10%, 11/15/45, Continuously Callable @100 ....................... 2,000 2,089
4,547
Maryland (1.9%):
City of Gaithersburg Revenue
Series A, 5.00%, 1/1/33, Continuously Callable @102 ......................... 3,000 3,053
Series A, 5.00%, 1/1/36, Continuously Callable @102 ......................... 1,000 1,017

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously
Callable @100 ..................................................... $ 3,000 $ 2,819
Maryland Economic Development Corp. Revenue
5.00%, 10/1/50, Continuously Callable @100 ............................... 4,000 4,094
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,250 1,296
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,036
Series A, 5.00%, 6/1/32, Continuously Callable @100 ......................... 1,000 1,035
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,000 2,059
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/31, Continuously Callable @100 ............................... 3,190 3,255
5.00%, 7/1/32, Continuously Callable @100 ............................... 6,505 6,630
5.00%, 7/1/34, Continuously Callable @100 ............................... 2,500 2,543
4.00%, 1/1/38, Continuously Callable @100 ............................... 865 833
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,500 1,493
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,585 1,563
4.00%, 7/1/40, Continuously Callable @100 ............................... 1,645 1,613
5.25%, 7/1/50, Continuously Callable @100 ............................... 2,000 2,147
Series A, 5.50%, 1/1/29, Continuously Callable @100 ......................... 1,415 1,431
Series A, 5.50%, 1/1/30, Continuously Callable @100 ......................... 1,750 1,769
Series A, 5.50%, 1/1/31, Continuously Callable @100 ......................... 1,585 1,606
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 1,310 1,312
Series A, 5.50%, 1/1/36, Continuously Callable @100 ......................... 5,000 5,037
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 1,000 1,001
State of Maryland Department of Transportation Revenue AMT, Series A, 5.25%, 8/1/49,
Continuously Callable @100 ........................................... 2,000 2,120
52,764
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,250 1,262
5.00%, 4/15/33, Continuously Callable @100 ............................... 1,930 1,910
5.00%, 7/1/33, Continuously Callable @100 ............................... 1,250 1,255
5.00%, 7/1/34, Continuously Callable @100 ............................... 1,000 1,007
5.00%, 7/1/36, Continuously Callable @100 ............................... 895 905
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,215 1,225
5.00%, 7/1/37, Continuously Callable @100 ............................... 800 834
5.00%, 10/1/37, Continuously Callable @102(a) ............................. 1,000 1,006
5.00%, 7/1/38, Continuously Callable @100 ............................... 600 625
5.00%, 7/1/38, Continuously Callable @100 ............................... 335 337
4.00%, 9/1/41, Continuously Callable @100 ............................... 1,010 980
6.00%, 9/1/45, Continuously Callable @100 ............................... 500 563
5.25%, 7/1/50, Continuously Callable @103 ............................... 1,000 1,012
6.00%, 7/1/50, Continuously Callable @100 ............................... 1,120 1,189
6.00%, 9/1/50, Continuously Callable @100 ............................... 500 547
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 450 454
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 645 650
Series A, 5.00%, 1/1/33, Continuously Callable @100 ......................... 535 539
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 700 705
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 735 740
Series A, 5.00%, 1/1/36, Continuously Callable @100 ......................... 1,000 1,006
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,000 2,019
Series A, 5.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 1,010
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 2,250 2,271
Series A, 5.00%, 7/1/44, Continuously Callable @100(a) ....................... 1,000 1,008
Series A, 6.00%, 10/1/49, Continuously Callable @100 ........................ 1,275 1,387
Series A, 5.50%, 8/15/50, Continuously Callable @100 ........................ 1,000 1,042
Series B, 4.00%, 6/1/35, Continuously Callable @100 ......................... 2,300 2,144
Series B, 4.00%, 6/1/41, Continuously Callable @100 ......................... 2,750 2,339
Series E, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,105 2,105
Series F, 5.50%, 10/1/45, Continuously Callable @100 ........................ 1,000 1,067
Series I, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,003
Series I, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,675 1,678

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series J2, 5.00%, 7/1/43, Continuously Callable @100 ........................ $ 10,000 $ 10,127
Massachusetts Housing Finance Agency Revenue, Series 242, 4.75%, 12/1/50, Continuously
Callable @100 ..................................................... 2,000 1,999
50,950
Michigan (1.9%):
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,525 2,528
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,620 2,607
4.00%, 7/1/34, Continuously Callable @100 ............................... 2,730 2,701
4.00%, 7/1/35, Continuously Callable @100 ............................... 1,635 1,606
4.00% , 7/1/38, Continuously Callable @100 ............................... 1,855 1,765
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32,
Continuously Callable @100 ........................................... 13,560 13,567
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100 ............................... 1,000 1,043
5.00%, 11/1/35, Continuously Callable @100 ............................... 1,000 1,041
4.00%, 11/15/35, Continuously Callable @100 .............................. 6,000 5,988
5.00%, 11/1/36, Continuously Callable @100 ............................... 1,000 1,039
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,000 984
5.00%, 11/1/37, Continuously Callable @100 ............................... 1,250 1,298
4.00%, 12/1/41, Continuously Callable @100 ............................... 2,125 1,316
5.38%, 11/1/43, Continuously Callable @100 ............................... 3,530 3,739
Michigan State Housing Development Authority Revenue
Series A, 4.95%, 12/1/50, Continuously Callable @100 ........................ 2,000 2,016
Series A-1, 5.15%, 10/1/45, Continuously Callable @100 ...................... 2,000 2,115
Series C, 5.00%, 6/1/46, Continuously Callable @100 ......................... 1,500 1,539
Series D, 4.45%, 12/1/49, Continuously Callable @100 ........................ 3,500 3,348
NorthWestern Regional Airport Authority Revenue AMT, 5.25%, 1/1/51, Continuously Callable
@100 ........................................................... 1,000 1,044
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103 ......... 2,870 2,461
53,745
Minnesota (0.5%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100 ..... 5,000 5,106
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT, Series B, 5.25%,
1/1/44, Continuously Callable @100 ..................................... 3,000 3,221
Minnesota Municipal Gas Agency Revenue, Series A, 5.00%, 9/1/35, Continuously Callable
@100 ........................................................... 5,000 5,225
13,552
Mississippi (0.9%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 6,000 6,000
Mississippi Business Finance Corp. Revenue AMT, Series A, 4.38%, 2/1/48, (Put Date 8/2/27)
(a)(b) ........................................................... 2,750 2,761
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
9/1/30, Continuously Callable @100 ..................................... 3,995 4,015
Mississippi Home Corp. Revenue, Series A, 4.90%, 12/1/50, Continuously Callable @100 ... 3,000 3,069
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... 2,240 2,246
Series A, 4.00%, 1/1/37, Continuously Callable @100 ......................... 2,260 2,257
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,850 1,814
Series A, 4.00%, 1/1/40, Continuously Callable @100 ......................... 2,675 2,601
24,763
Missouri (1.8%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100 ............................... 500 506
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 756
4.00%, 3/1/41, Continuously Callable @100 ............................... 750 743
Series A, 6.00%, 3/1/33, Continuously Callable @100 ......................... 1,445 1,448
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32, Continuously Callable @102(f) ............................. 469 20
0.00%, 5/15/36, Continuously Callable @102(f) ............................. 1,377 59
Series A, 5.00%, 2/1/29, Continuously Callable @102 ......................... 800 817
Series A, 5.00%, 2/1/34, Continuously Callable @102 ......................... 2,000 2,036
Kansas City IDA Revenue AMT, Series B, 5.00%, 3/1/46, Continuously Callable @100 .... 2,550 2,577

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Lees Summit IDA Revenue, Series A, 5.38%, 8/15/50, Continuously Callable @103 ....... $ 600 $ 601
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 4,215 4,219
Missouri Housing Development Commission Revenue
Series A, 4.63%, 11/1/50, Continuously Callable @100 ........................ 4,550 4,307
Series C, 4.95%, 11/1/50, Continuously Callable @100 ........................ 3,000 3,032
Series D, 5.05%, 11/1/45, Continuously Callable @100 ........................ 2,000 2,105
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series
A-R, 2.90%, 9/1/33, Continuously Callable @102 ........................... 25,000 23,206
St. Louis County IDA Revenue, Series A, 5.50%, 9/1/33, Continuously Callable @100 ..... 2,315 2,317
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @100 ..... 1,555 1,558
51,308
Montana (0.1%):
Montana Board of Housing Revenue, Series A, 4.85%, 12/1/50, Continuously Callable @100 1,400 1,394
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/37 ...................... 3,210 3,334
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S, 4.00%, 1/1/35, Continuously Callable @102 ......................... 795 802
Series S, 4.00%, 1/1/36, Continuously Callable @102 ......................... 1,240 1,224
Series S, 4.00%, 1/1/38, Continuously Callable @102 ......................... 2,595 2,567
Series S, 4.00%, 1/1/39, Continuously Callable @102 ......................... 1,800 1,765
Nebraska Investment Finance Authority Revenue
Series A, 4.60%, 9/1/50, Continuously Callable @100 ......................... 1,000 973
Series C, 5.05%, 9/1/45, Continuously Callable @100 ......................... 2,000 2,069
Series G, 4.55%, 9/1/44, Continuously Callable @100 ........................ 1,000 1,003
Omaha Airport Authority Revenue AMT, 5.25%, 12/15/49, Continuously Callable @100 .... 1,750 1,829
15,566
Nevada (1.2%):
Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 620 633
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,000 1,020
5.00%, 9/1/33, Continuously Callable @100 ............................... 1,000 1,017
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,950 1,964
5.00%, 9/1/47, Continuously Callable @100 ............................... 2,775 2,752
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,870 1,896
4.00%, 6/1/37, Continuously Callable @100 ............................... 7,345 7,378
4.00%, 6/1/38, Continuously Callable @100 ............................... 6,135 6,140
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,002
Series C, 4.00%, 7/1/34, Continuously Callable @100 ......................... 4,560 4,564
Reno-Tahoe Airport Authority Revenue AMT, Series A, 5.25%, 7/1/49, Continuously Callable
@100 ........................................................... 2,700 2,771
32,137
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/41, Continuously Callable @103 ............................... 5,100 4,693
5.75%, 8/1/45, Continuously Callable @100 ............................... 2,000 2,049
Series A, 5.00%, 11/1/49, Continuously Callable @100 ........................ 3,000 3,058
Series A, 5.50%, 6/1/50, Continuously Callable @100 ......................... 1,500 1,575
New Hampshire Health and Education Facilities Authority Act Revenue
5.50%, 8/1/50, Continuously Callable @100 ............................... 1,000 1,077
Series A, 5.00%, 8/1/37, Continuously Callable @100 ......................... 1,500 1,533
New Hampshire Housing Finance Authority Revenue, Series C, 4.63%, 7/1/48, Continuously
Callable @100 ..................................................... 2,000 1,959
15,944
New Jersey (1.2%):
Casino Reinvestment Development Authority, Inc. Revenue, Series A, 4.00%, 11/1/44,
Continuously Callable @100 ........................................... 1,000 991
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 630 639
Series A, 5.00%, 3/1/37, Continuously Callable @100 ......................... 750 758

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100 $ 550 $ 534
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 2,000 2,007
New Jersey Economic Development Authority Revenue
4.00%, 11/1/39, Continuously Callable @100 ............................... 2,000 1,996
Series A, 3.13%, 7/1/29, Continuously Callable @100 ......................... 665 651
New Jersey Educational Facilities Authority Revenue
Series F, 4.00%, 7/1/33, Continuously Callable @100 ......................... 150 150
Series F, 4.00%, 7/1/34, Continuously Callable @100 ......................... 260 260
Series F, 4.00%, 7/1/35, Continuously Callable @100 ......................... 975 975
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), Series A, 4.00%, 7/1/36, Continuously Callable @100 ................... 1,800 1,801
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,500 1,502
New Jersey Housing & Mortgage Finance Agency Revenue, Series M, 5.05%, 10/1/45,
Continuously Callable @100 ........................................... 1,110 1,135
New Jersey Transportation Trust Fund Authority Revenue
Series AA, 4.25%, 6/15/44, Continuously Callable @100 ...................... 1,000 1,003
Series CC, 4.13%, 6/15/50, Continuously Callable @100 ...................... 3,000 2,807
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100 ............................... 500 503
4.00%, 12/1/30, Continuously Callable @100 ............................... 750 754
4.00%, 12/1/31, Continuously Callable @100 ............................... 500 502
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100 ............................... 1,000 1,032
Series A, 4.00%, 11/1/40, Continuously Callable @100 ........................ 4,300 4,295
The Passaic County Improvement Authority Revenue, 5.25%, 7/1/43, Continuously Callable
@100 ........................................................... 665 683
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable
@100 ........................................................... 5,000 5,127
32,108
New Mexico (0.6%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101 ....... 10,000 8,624
City of Santa Fe Revenue
Series A, 5.00%, 5/15/34, Continuously Callable @103 ........................ 525 535
Series A, 5.00%, 5/15/39, Continuously Callable @103 ........................ 480 481
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/39,
Continuously Callable @102 ........................................... 1,075 1,071
New Mexico Mortgage Finance Authority Revenue, Series A, 4.70%, 9/1/50, Continuously
Callable @100 ..................................................... 4,910 4,813
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100 ............................... 300 303
4.00%, 9/1/40, Continuously Callable @100 ............................... 1,200 1,183
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%,
5/1/33, Continuously Callable @103(a) ................................... 600 597
17,607
New York (5.4%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,390 1,383
Series A, 5.00%, 12/1/37, Continuously Callable @100 ........................ 1,500 1,402
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 1,925 1,697
Buffalo & Erie County Industrial Land Development Corp. Revenue, 6.25%, 5/1/45,
Continuously Callable @100 ........................................... 2,000 2,132
Build NYC Resource Corp. Revenue
4.50%, 6/15/43, Continuously Callable @100 ............................... 700 645
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 500 508
Series A, 6.75%, 4/15/43, Continuously Callable @100(a) ...................... 1,810 1,914
Series A, 5.25%, 6/1/46, Continuously Callable @100(a) ....................... 1,000 987
Series A, 5.38%, 12/1/46, Continuously Callable @100 ........................ 500 528
Series A, 5.50%, 6/15/50, Continuously Callable @100 ........................ 1,250 1,234
Series A, 5.25%, 10/15/50, Continuously Callable @100(a) ..................... 3,000 2,869

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.25%, 6/15/51, Continuously Callable @100 ........................ $ 1,150 $ 1,156
Series B-1, 5.65%, 12/15/32, Continuously Callable @100(a) ................... 6,000 5,934
Build NYC Resource Corp. Revenue AMT, 5.50%, 7/1/50, Continuously Callable @100 .... 500 520
City of Cortland, GO
Series A, 6.00%, 5/14/27, Continuously Callable @100 ........................ 7,520 7,521
Series B, 5.00%, 5/14/27 ............................................. 6,829 6,865
City of New York, GO, Series B-3, 1.45%, 10/1/46, Continuously Callable @100(e) ....... 2,000 2,000
Empire State Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100 ........................ 5,000 5,077
Series E-2, 4.00%, 3/15/39, Continuously Callable @100 ...................... 5,785 5,820
Metropolitan Transportation Authority Revenue
Series A, 4.63%, 11/15/50, Continuously Callable @100 ....................... 665 661
Series C-1, 4.00%, 11/15/35, Continuously Callable @100 ..................... 9,040 9,093
Series C-1, 5.00%, 11/15/36, Continuously Callable @100 ..................... 3,705 3,731
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A-1, 4.00%, 11/15/41, Continuously Callable @100 ..................... 9,820 9,611
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,200 1,165
4.00%, 12/1/39, Continuously Callable @100 ............................... 1,200 1,159
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 901
New York City Housing Development Corp. Revenue, Series A-1, 4.75%, 11/1/50,
Continuously Callable @100 ........................................... 1,500 1,507
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38,
Continuously Callable @100 ........................................... 1,250 1,257
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 3,350 3,202
Series 1, 5.00%, 11/15/44, Continuously Callable @100(a) ..................... 3,000 3,000
Series A, 2.10%, 11/15/32, Continuously Callable @100 ....................... 6,730 5,912
Series A, 2.20%, 11/15/33, Continuously Callable @100 ....................... 9,000 7,826
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100(a) ............................. 600 574
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 4,220 4,115
Series A, 4.00%, 9/1/36, Continuously Callable @100 ......................... 500 486
Series A, 4.00%, 9/1/37, Continuously Callable @100 ......................... 350 344
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,250 1,220
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 750 722
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 21,605 21,570
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 1,250 1,129
Series A, 5.00%, 7/15/50, Continuously Callable @100 ........................ 2,000 1,949
Series A, 5.13%, 11/15/50, Continuously Callable @103 ....................... 1,000 1,001
Series A-1, 4.00%, 7/1/40, Continuously Callable @100 ....................... 4,535 4,589
Series A-1, 5.50%, 7/1/50, Continuously Callable @100 ....................... 250 270
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100 ........................ 1,000 1,002
Series A, 5.00%, 10/1/28, Continuously Callable @100 ........................ 1,000 1,002
Series A, 5.00%, 10/1/29, Continuously Callable @100 ........................ 1,300 1,302
New York Transportation Development Corp. Revenue AMT, 6.00%, 6/30/44, Continuously
Callable @100 ..................................................... 500 553
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.),
4.25%, 6/30/42, Continuously Callable @100 ............................... 4,565 4,551
Onondaga Civic Development Corp. Revenue, 5.13%, 8/1/44, Continuously Callable @100 .. 500 472
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously
Callable @100 ..................................................... 790 791
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 266, 4.65%,
10/1/50, Continuously Callable @100 .................................... 2,500 2,417
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/50, Continuously Callable
@100 ........................................................... 500 511
Westchester County Local Development Corp. Revenue, 5.00%, 7/1/38, Continuously Callable
@100 ........................................................... 750 798
150,585
North Carolina (0.7%):
Nash Health Care Systems Revenue, 5.75%, 2/1/50, Continuously Callable @100 ......... 500 535

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
North Carolina Medical Care Commission Revenue
5.00%, 10/1/40, Continuously Callable @103 ............................... $ 1,050 $ 1,035
4 .50%, 12/1/44, Continuously Callable @100 ............................... 8,000 7,677
5.00%, 10/1/45, Continuously Callable @103 ............................... 1,000 976
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 3,050 2,796
Series A, 4.00%, 10/1/40, Continuously Callable @103 ........................ 600 570
Series A, 5.00%, 10/1/45, Continuously Callable @103 ........................ 1,800 1,775
Series A, 5.25%, 11/1/50, Continuously Callable @103 ........................ 3,000 3,063
18,427
North Dakota (0.6%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100 ............................... 2,475 2,392
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,100 1,043
4.00%, 12/1/40, Continuously Callable @100 ............................... 1,700 1,585
4.00%, 12/1/41, Continuously Callable @100 ............................... 1,750 1,618
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 350 373
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 695 736
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 4,500 4,198
North Dakota Housing Finance Agency Revenue
Series A, 5.00%, 7/1/50, Continuously Callable @100 ......................... 1,500 1,524
Series D, 4.65%, 7/1/49, Continuously Callable @100 ........................ 3,000 2,961
16,430
Ohio (3.7%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Pre-refunded 11/15/30 @ 100 ............................. 1,000 1,053
4.00%, 11/15/37, Pre-refunded 11/15/30 @ 100 ............................. 800 850
4.00%, 11/15/38, Pre-refunded 11/15/30 @ 100 ............................. 500 531
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100 .............. 2,250 2,263
Cleveland-Cuyahoga County Port Authority Revenue, Series A, 5.88%, 1/1/49, Continuously
Callable @102(a) ................................................... 640 632
Columbus Regional Airport Authority Revenue AMT, Series A, 5.50%, 1/1/50, Continuously
Callable @100 ..................................................... 6,000 6,371
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100 ............................... 7,500 7,343
Series A, 4.00%, 8/1/36, Continuously Callable @100 ......................... 5,000 4,988
Series A, 4.00%, 8/1/37, Continuously Callable @100 ......................... 10,800 10,809
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100 ............................... 7,430 7,455
5.00%, 2/15/37, Continuously Callable @100 ............................... 4,000 4,021
County of Fayette Revenue, 5.25%, 12/1/49, Continuously Callable @100 .............. 2,000 2,106
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100 ............................... 1,350 1,351
5.00%, 1/1/36, Continuously Callable @100 ............................... 1,400 1,401
5.00%, 9/15/39, Continuously Callable @100 ............................... 1,375 1,395
5.00%, 9/15/40, Continuously Callable @100 ............................... 1,100 1,115
5.50%, 1/1/50, Continuously Callable @103 ............................... 1,000 1,022
Series A, 5.50%, 1/1/43, Continuously Callable @103 ......................... 750 782
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,500 1,537
County of Hardin Revenue, 5.25%, 5/1/40, Continuously Callable @103 ............... 2,000 1,920
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100 .............................. 7,000 6,191
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,200 2,252
5.25%, 9/1/49, Continuously Callable @100 ............................... 1,000 1,018
County of Ross Revenue, 5.00%, 12/1/44, Continuously Callable @100 ................ 2,405 2,439
County of Warren Revenue, 5.00%, 7/1/49, Continuously Callable @100 ............... 2,360 2,363
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/45, Continuously Callable @100 ............................... 790 797
5.25%, 5/1/49, Continuously Callable @100 ............................... 3,000 3,025
Series 2025, 5.50%, 10/1/50, Continuously Callable @100 ..................... 1,735 1,723
Ohio Housing Finance Agency Revenue
Series A, 4.65%, 9/1/50, Continuously Callable @100 ......................... 5,000 4,928
Series C, 4.65%, 9/1/49, Continuously Callable @100 ......................... 985 988

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Port of Greater Cincinnati Development Authority Revenue, Series A, 5.00%, 12/1/50,
Continuously Callable @100 ........................................... $ 1,000 $ 1,026
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100 ............................... 750 750
5.00%, 12/1/35, Continuously Callable @100 ............................... 750 745
State of Ohio Revenue
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,260 1,229
4.00%, 11/15/38, Continuously Callable @100 .............................. 1,270 1,217
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 617
Series A, 4.00%, 1/15/38, Continuously Callable @100 ........................ 1,000 993
Series A, 4.00%, 1/15/40, Continuously Callable @100 ........................ 1,800 1,759
Summit County Development Finance Authority Revenue
5.50%, 12/1/43, Continuously Callable @100 ............................... 1,500 1,598
Series A, 5.00%, 7/1/45, Continuously Callable @100 ......................... 1,500 1,542
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100 ............................... 1,500 1,541
4.00%, 12/1/32, Continuously Callable @100 ............................... 1,500 1,511
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,600 1,610
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,795 1,804
102,611
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously
Callable @100 ..................................................... 4,100 4,193
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously
Callable @100 ..................................................... 2,000 1,950
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102 .............................. 940 955
5.00%, 11/15/30, Continuously Callable @102 .............................. 1,780 1,807
8,905
Oregon (0.2%):
Albany Hospital Facility Authority Revenue, Series A, 5.25%, 5/15/45, Continuously Callable
@103 ........................................................... 1,000 1,042
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/32, Continuously Callable @102 ....................... 1,000 1,016
Series A, 5.00%, 11/15/37, Continuously Callable @102 ....................... 500 507
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 275 286
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 1,750 1,785
Port of Portland Airport Revenue AMT, Series 30A, 5.25%, 7/1/49, Continuously Callable
@100 ........................................................... 1,500 1,565
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103 ... 800 749
6,950
Pennsylvania (9.8%):
Adams County General Authority Revenue, 5.00%, 8/15/50, Continuously Callable @100 ... 1,000 1,007
Allegheny County Airport Authority Revenue AMT
Series A, 5.50%, 1/1/50, Continuously Callable @100 ......................... 2,000 2,150
Series A, 5.00%, 1/1/51, Continuously Callable @100 ......................... 12,930 12,978
Allegheny County Hospital Development Authority Revenue
Series A, 5.00%, 4/1/35, Continuously Callable @100 ......................... 7,315 7,489
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 1,500 1,496
Series A, 4.00%, 7/15/39, Continuously Callable @100 ........................ 3,495 3,404
Series A, 5.00%, 4/1/47, Continuously Callable @100 ......................... 7,875 7,923
Allegheny County Sanitary Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100 1,000 919
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,500 1,504
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,475 1,478
Allentown Commercial and IDA Revenue
5.75%, 6/15/43, Continuously Callable @100 ............................... 600 620
5.00%, 7/1/45, Continuously Callable @100(a) ............................. 2,500 2,454
Allentown Neighborhood Improvement Zone Development Authority Revenue, 6.00%, 5/1/42,
Continuously Callable @100(a) ......................................... 750 814
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @102 ............................... 325 330

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 10/1/31, Continuously Callable @102 ............................... $ 450 $ 456
5.00%, 10/1/37, Continuously Callable @102 ............................... 2,260 2,290
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100 .... 1,885 1,885
Chester County IDA Revenue
5.63%, 10/15/42, Continuously Callable @100(a) ............................ 8,875 8,147
4.25%, 10/1/44, Continuously Callable @100(a) ............................. 1,075 977
4.50%, 10/1/49, Continuously Callable @100(a) ............................. 800 710
Series A, 5.13%, 10/15/37, Continuously Callable @100 ....................... 2,750 2,509
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
8/1/48, Continuously Callable @100 ..................................... 10,000 9,063
Clairton Municipal Authority Revenue, Series B, 4.38%, 12/1/42, Continuously Callable @100 2,250 2,262
Commonwealth Financing Authority Revenue, Series A, 5.00%, 6/1/34, Continuously Callable
@100 ........................................................... 5,000 5,036
Commonwealth of Pennsylvania Certificates of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,350 1,386
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 750 769
Series A, 5.00%, 7/1/37, Continuously Callable @100 ......................... 800 819
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100 ............................... 2,000 1,958
4.00%, 7/1/38, Continuously Callable @100 ............................... 2,000 1,981
4.00%, 7/1/39, Continuously Callable @100 ............................... 2,000 1,953
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100 ............................... 1,250 1,245
4.00%, 11/1/37, Continuously Callable @100 ............................... 2,130 2,102
Dauphin County General Authority Revenue
Series A, 4.00%, 6/1/30 .............................................. 2,000 2,000
Series A, 4.00%, 6/1/31 .............................................. 1,000 1,000
Delaware County Authority Revenue
5.00%, 10/1/30 .................................................... 1,200 1,237
5.00%, 10/1/35, Continuously Callable @100 ............................... 2,220 2,296
5.00%, 10/1/39, Continuously Callable @100 ............................... 2,250 2,232
General Authority of Southcentral Pennsylvania Revenue, 5.25%, 5/1/50, Continuously
Callable @100 ..................................................... 2,000 2,026
Lancaster Higher Education Authority Revenue, Series A, 5.00%, 10/1/42, Continuously
Callable @100 ..................................................... 3,360 3,374
Lancaster Municipal Authority Revenue, Series A, 5.00%, 5/1/44, Continuously Callable @103 1,200 1,214
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 250 218
4.00%, 3/1/41, Continuously Callable @100 ............................... 250 215
4.00%, 3/1/46, Continuously Callable @100 ............................... 750 596
5.38%, 3/1/51, Continuously Callable @100 ............................... 1,170 1,127
Lehigh County General Purpose Authority Revenue
5.00%, 2/1/43, Continuously Callable @100 ............................... 1,520 1,544
5.00%, 2/1/44, Continuously Callable @100 ............................... 2,000 2,020
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100 ............................... 1,750 1,802
5.00%, 9/1/35, Continuously Callable @100 ............................... 1,850 1,908
4.00%, 9/1/36, Continuously Callable @100 ............................... 1,100 1,086
4.00%, 9/1/37, Continuously Callable @100 ............................... 1,000 979
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,750 1,787
4.00%, 9/1/38, Continuously Callable @100 ............................... 900 874
4.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 964
Montgomery County IDA Revenue
5.00%, 11/1/44, Continuously Callable @100 ............................... 1,440 1,413
5.25%, 11/1/49, Continuously Callable @100 ............................... 1,340 1,295
Northampton County General Purpose Authority Revenue, 4.00%, 8/15/48, Continuously
Callable @100 ..................................................... 2,335 2,035
Northeastern Pennsylvania Hospital and Education Authority Revenue, Series A, 5.00%,
3/1/37, Continuously Callable @100 ..................................... 1,525 1,526
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103 ............................... 1,750 1,757
4.00%, 7/1/41, Continuously Callable @103 ............................... 1,050 998
5.25% , 10/1/50, Continuously Callable @100 ............................... 2,250 2,217

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-2, 4.00%, 5/15/43, Continuously Callable @100 ...................... $ 1,125 $ 1,073
Series B-2, 5.00%, 7/1/42, Continuously Callable @103 ....................... 3,000 3,092
Pennsylvania Higher Educational Facilities Authority Revenue, Series B-1, 4.25%, 11/1/48,
Continuously Callable @100 ........................................... 10,000 9,413
Pennsylvania Housing Finance Agency Revenue
Series 145A, 4.60%, 10/1/44, Continuously Callable @100 ..................... 3,000 3,025
Series 146A, 4.50%, 10/1/44, Continuously Callable @100 ..................... 3,000 2,981
Series 147A, 4.70%, 10/1/49, Continuously Callable @100 ..................... 2,000 1,946
Series 148A, 4.75%, 10/1/50, Continuously Callable @100 ..................... 5,000 4,876
Series 149A, 5.10%, 10/1/45, Continuously Callable @100 ..................... 2,000 2,072
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/41, Continuously Callable @100 ............................... 2,000 2,161
Series B, 4.00%, 6/1/34 .............................................. 20,000 20,000
Philadelphia Housing Authority Revenue, Series A, 5.25%, 3/1/45, Continuously Callable
@100 ........................................................... 2,000 2,149
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100 ............................... 750 773
5.00%, 5/1/38, Continuously Callable @100 ............................... 2,500 2,574
5.00%, 6/15/40, Continuously Callable @100(a) ............................. 900 902
5.50%, 6/15/43, Continuously Callable @100(a) ............................. 1,750 1,759
Series A, 5.75%, 6/1/50, Continuously Callable @100 ......................... 1,000 1,033
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 9/1/35, Continuously Callable @100 ......................... 300 305
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100 ............................... 2,000 2,021
5.00%, 3/1/37, Continuously Callable @100 ............................... 1,500 1,515
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,000 1,027
Series E, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,600 1,641
Series E, 5.00%, 12/1/35, Continuously Callable @100 ........................ 750 767
State Public School Building Authority Revenue, Series A, 5.00%, 6/1/29, Continuously
Callable @100 ..................................................... 10,000 10,107
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 6,100 6,143
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 13,085 13,125
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 1,000 1,025
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 501 530
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 6,720 6,301
Series B1, 0.00%, 6/30/44, Continuously Callable @90(g) ...................... 3,358 2,502
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/35, Continuously Callable @100 ......................... 1,000 1,035
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,000 1,031
Series A, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,029
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,700 1,702
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,600 1,600
Series A, 5.50%, 9/1/51, Continuously Callable @100 ......................... 1,750 1,891
Series F, 5.00%, 9/1/31, Continuously Callable @100 ......................... 9,895 9,944
Series F, 5.00%, 9/1/32, Continuously Callable @100 ......................... 5,000 5,024
Series F, 5.00%, 9/1/33, Continuously Callable @100 ......................... 3,600 3,617
Series F, 5.00%, 9/1/34, Continuously Callable @100 ......................... 4,250 4,267
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100 . 1,400 1,336
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100 ..... 2,600 2,334
273,502
Rhode Island (0.8%):
Rhode Island Health and Educational Building Corp. Revenue
5.00%, 5/15/40, Continuously Callable @100 ............................... 575 606
5.00%, 5/15/41, Continuously Callable @100 ............................... 625 660
5.00%, 5/15/42, Continuously Callable @100 ............................... 750 789
5.00%, 5/15/43, Continuously Callable @100 ............................... 675 709
5.00%, 5/15/44, Continuously Callable @100 ............................... 750 782
Rhode Island Housing & Mortgage Finance Corp. Revenue
4.60%, 10/1/44, Continuously Callable @100 ............................... 3,000 3,047

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 85-A, 4.65%, 10/1/50, Continuously Callable @100 ..................... $ 3,000 $ 2,999
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 1,350 1,352
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 4,345 4,350
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100 ......................... 2,000 2,002
Series A, 5.00%, 6/1/29, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 2,500 2,503
21,802
South Carolina (1.1%):
Charleston County Airport District Revenue AMT, Series A, 5.25%, 7/1/49, Continuously
Callable @100 ..................................................... 3,250 3,375
Charleston Housing Authority Revenue, 4.50%, 9/1/35, Continuously Callable @100 ...... 2,000 2,066
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100 ............................... 1,000 1,009
4.00%, 11/1/32, Continuously Callable @100 ............................... 1,000 1,009
Patriots Energy Group Financing Agency Revenue, Series A1, 5.25%, 10/1/54, (Put Date
8/1/31)(b) ........................................................ 3,000 3,193
South Carolina Jobs-Economic Development Authority Revenue
5.50%, 11/15/44, Continuously Callable @100 .............................. 500 512
5.25%, 4/1/51, Continuously Callable @103 ............................... 500 504
Series A, 5.50%, 6/15/33, Continuously Callable @100 ........................ 2,500 2,431
Series C, 5.63%, 9/1/50, Continuously Callable @100 ......................... 1,100 1,156
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 6,640 6,645
Series A, 5.00%, 12/1/34 ............................................. 3,195 3,195
Series B, 4.13%, 12/1/44, Continuously Callable @100 ........................ 1,880 1,840
South Carolina State Housing Finance & Development Authority Revenue
Series A, 4.65%, 7/1/50, Continuously Callable @100 ......................... 2,415 2,351
Series B, 5.00%, 7/1/50, Continuously Callable @100 ......................... 995 1,018
30,304
South Dakota (0.3%):
South Dakota Housing Development Authority Revenue
Series A, 4.70%, 5/1/50, Continuously Callable @100 ......................... 4,250 4,201
Series C, 5.00%, 11/1/45, Continuously Callable @100 ........................ 2,000 2,070
Series C, 4.70%, 11/1/49, Continuously Callable @100 ........................ 1,000 991
7,262
Tennessee (1.3%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 3,500 3,579
Knox County Health Educational & Housing Facility Board Revenue
Series A-1, 5.00%, 7/1/39, Continuously Callable @100 ....................... 450 484
Series A-1, 5.00%, 7/1/40, Continuously Callable @100 ....................... 420 451
Series A-1, 5.00%, 7/1/41, Continuously Callable @100 ....................... 825 883
Series A-1, 5.00%, 7/1/42, Continuously Callable @100 ....................... 1,100 1,169
Series A-1, 5.00%, 7/1/43, Continuously Callable @100 ....................... 550 581
Series A-1, 5.00%, 7/1/44, Continuously Callable @100 ....................... 625 655
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue, 5.00%, 7/1/40, Continuously Callable @100 ................... 5,500 5,501
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98(d) .................................... 875 675
4/1/33, Continuously Callable @96(d) .................................... 625 459
4/1/34, Continuously Callable @94(d) .................................... 875 613
4/1/35, Continuously Callable @92(d) .................................... 875 582
Shelby County Health & Educational Facilities Board Revenue, Series A1, 5.00%, 6/1/44,
Continuously Callable @100(a) ......................................... 1,000 984
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53 , (Put Date 12/1/30)(b) .............. 12,500 13,245
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 12/1/35, Continuously Callable
@100 ........................................................... 1,600 1,688
Tennessee Housing Development Agency Revenue, Series 1A, 5.00%, 7/1/50, Continuously
Callable @100 ..................................................... 500 510

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Metropolitan Nashville Airport Authority Revenue AMT, Series B, 5.25%, 7/1/51,
Continuously Callable @100 ........................................... $ 3,500 $ 3,636
35,695
Texas (9.5%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 2/15/44, Continuously Callable @100 ............................... 10,000 9,726
4.13%, 8/15/49, Continuously Callable @100 ............................... 4,600 4,270
4.50%, 8/15/50, Continuously Callable @100 ............................... 1,250 1,221
Austin Convention Enterprises, Inc. Revenue, Series A, 5.00%, 1/1/34, Continuously Callable
@100 ........................................................... 1,105 1,109
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
2/15/49, Continuously Callable @100 .................................... 5,000 4,677
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/27, Continuously Callable @100 ............................... 2,990 2,992
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,640 1,641
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,600 1,601
5.00%, 12/1/30, Continuously Callable @100 ............................... 1,700 1,701
5.25%, 12/1/35, Continuously Callable @100 ............................... 5,150 5,152
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100 ........................ 1,500 1,547
Series C, 5.00%, 2/15/35, Continuously Callable @100 ........................ 1,500 1,548
Series C, 5 .00%, 2/15/36, Continuously Callable @100 ........................ 3,100 3,194
Series C, 5.00%, 2/15/37, Continuously Callable @100 ........................ 3,305 3,404
Series C, 5.00%, 2/15/38, Continuously Callable @100 ........................ 4,380 4,512
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100 ............................... 1,800 1,801
4.00%, 7/15/33, Continuously Callable @100 ............................... 1,100 1,101
4.00%, 7/15/34, Continuously Callable @100 ............................... 1,050 1,050
4 .00%, 7/15/35, Continuously Callable @100 ............................... 1,000 1,000
City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.50%, 8/1/41, Continuously
Callable @100 ..................................................... 500 545
City of Houston Airport System Revenue AMT
Series A, 5.50%, 7/1/45, Continuously Callable @100 ......................... 500 546
Series B, 5.50%, 7/15/39, Continuously Callable @100 ........................ 3,000 3,177
City of Houston Hotel Occupancy Tax & Special Revenue, Series D, 5.25%, 9/1/51,
Continuously Callable @100 ........................................... 625 657
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100 ............................... 740 740
4.00%, 3/1/33, Continuously Callable @100 ............................... 1,000 1,001
4.00%, 3/1/34, Continuously Callable @100 ............................... 1,000 1,001
4.00%, 3/1/36, Continuously Callable @100 ............................... 1,500 1,501
Clifton Higher Education Finance Corp. Revenue
4.63%, 4/1/50, Continuously Callable @100 ............................... 1,800 1,776
Series A, 4.00%, 8/15/38, Continuously Callable @100 ........................ 1,085 1,085
Series A, 4.00%, 8/15/39, Continuously Callable @100 ........................ 1,130 1,127
Series A, 4.00%, 8/15/40, Continuously Callable @100 ........................ 1,180 1,170
Series A, 4.00%, 8/15/41, Continuously Callable @100 ........................ 1,225 1,204
Series A, 4.00%, 8/15/42, Continuously Callable @100 ........................ 1,035 1,004
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100 ............................... 2,130 2,167
4.00%, 8/15/34, Continuously Callable @100 ............................... 2,275 2,311
4.00%, 8/15/35, Continuously Callable @100 ............................... 2,375 2,405
4.00%, 8/15/36, Continuously Callable @100 ............................... 3,710 3,742
4.00%, 8/15/37, Continuously Callable @100 ............................... 3,860 3,876
4 .00%, 8/15/38, Continuously Callable @100 ............................... 4,015 4,019
4.00%, 8/15/39, Continuously Callable @100 ............................... 4,305 4,272
Series A, 4.00%, 8/15/32, Continuously Callable @100 ........................ 1,300 1,301
Dallas Fort Worth International Airport Revenue AMT, Series A-1, 5.25%, 11/1/46,
Continuously Callable @100 ........................................... 3,000 3,152
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.),
4.13%, 2/15/49, Continuously Callable @100 ............................... 1,000 910
EP Cimarron Ventanas PFC Revenue, 4.13%, 12/1/39, Continuously Callable @100 ....... 2,000 1,966
EP Essential Housing WF PFC Revenue, 4.25%, 12/1/34, Continuously Callable @100 ..... 1,150 1,164

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Grayson County Junior College District, GO, 4.00%, 2/15/49, Continuously Callable @100 .. $ 1,350 $ 1,226
Gulf Coast IDA Revenue, 1.35%, 11/1/41, Continuously Callable @100(e) .............. 2,505 2,505
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/28,
Continuously Callable @100 ........................................... 890 886
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00%, 9/1/29, Continuously Callable @100 ............................... 1,215 1,217
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,380 1,382
5.00%, 9/1/31, Continuously Callable @100 ............................... 2,000 2,003
5.00%, 9/1/32, Continuously Callable @100 ............................... 1,500 1,502
5.00%, 9/1/33, Continuously Callable @100 ............................... 2,680 2,684
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 5,405 5,395
Mesquite Health Facilities Development Corp. Revenue
0.00% (f) ......................................................... 1,049 12
0.00%, 2/15/35, Continuously Callable @100(f) ............................. 364 4
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100(f) ....................... 7,500 7,262
Series B2, 4.63%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,001
Series B3, 4.25%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,005
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100 ............................... 1,635 1,635
4.00%, 4/1/33, Continuously Callable @100 ............................... 2,000 2,001
4.00%, 4/1/34, Continuously Callable @100 ............................... 4,470 4,471
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,650 1,650
4.00%, 4/1/36, Continuously Callable @100 ............................... 2,150 2,150
North Texas Tollway Authority Revenue
Series A, 4.00%, 1/1/43, Continuously Callable @100 ......................... 14,120 13,861
Series A, 4.00%, 1/1/44, Continuously Callable @100 ......................... 1,085 1,060
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), Series 1, 1/1/29(d) . 20,000 18,519
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 2,000 2,009
Series B, 4.00%, 1/1/36, Continuously Callable @100 ......................... 1,695 1,699
Port of Port Arthur Navigation District Revenue
Series A, 1.50%, 4/1/40, Continuously Callable @100(e) ....................... 12,600 12,600
Series B, 1.50%, 4/1/40, Continuously Callable @100(e) ....................... 19,905 19,905
Series C, 1.50%, 4/1/40, Continuously Callable @100(e) ....................... 13,380 13,380
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/39, Continuously Callable @100 ............................... 700 667
4.00%, 4/1/40, Continuously Callable @100 ............................... 1,000 944
4.00%, 4/1/41, Continuously Callable @100 ............................... 895 835
5.25%, 10/1/45, Continuously Callable @100 ............................... 2,000 2,075
5.00%, 10/1/50, Continuously Callable @100 ............................... 1,250 1,205
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100 .............................. 2,145 2,203
5.00%, 11/15/31, Continuously Callable @100 .............................. 2,250 2,309
5.00%, 11/15/32, Continuously Callable @100 .............................. 2,365 2,424
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,175 2,220
5.00%, 10/1/44, Continuously Callable @103 ............................... 2,200 2,250
Texas Department of Housing & Community Affairs Revenue, Series B, 5.00%, 7/1/50,
Continuously Callable @100 ........................................... 600 612
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30 .......... 9,835 10,364
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, 5.00%, 4/1/36, Continuously
Callable @100 ..................................................... 3,570 3,782
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100 ............................... 3,300 3,223
4.00%, 12/31/38, Continuously Callable @100 .............................. 3,850 3,737
4.00%, 6/30/39, Continuously Callable @100 ............................... 2,150 2,088
265,028
Utah (0.0%):(h)
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/36, Continuously
Callable @103 ..................................................... 1,045 1,024

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vermont (0.5%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/37, Continuously Callable @103 ............................... $ 4,190 $ 3,992
Series B, 4.00%, 5/1/33, Continuously Callable @103 ......................... 3,905 3,794
Vermont Educational & Health Buildings Financing Agency Revenue
5.75%, 10/1/43, Continuously Callable @100(a) ............................. 3,000 2,813
Series A, 5.00%, 12/1/36, Continuously Callable @100 ........................ 2,500 2,501
13,100
Virginia (1.5%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100 ............................... 1,175 1,183
4.00%, 7/1/37, Continuously Callable @100 ............................... 1,205 1,210
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 1.70%, 6/1/63, Continuously Callable @100(a)(e) .......... 5,600 5,600
Lynchburg Economic Development Authority Revenue, Series A, 5.50%, 1/1/51, Continuously
Callable @100 ..................................................... 1,000 1,068
Salem Economic Development Authority Revenue
5.50%, 4/1/45, Continuously Callable @100 ............................... 530 563
6.00%, 4/1/50, Continuously Callable @100 ............................... 235 252
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100 ............................... 750 750
5.00%, 6/15/34, Continuously Callable @100 ............................... 2,620 2,621
5.00%, 6/15/35, Continuously Callable @100 ............................... 1,930 1,931
Virginia College Building Authority Revenue
4.00%, 2/1/36, Continuously Callable @100 ............................... 3,000 3,014
6.00%, 6/1/50, Continuously Callable @100 ............................... 1,500 1,608
Virginia Housing Development Authority Revenue
Series A, 4.60%, 9/1/50, Continuously Callable @100 ......................... 1,500 1,491
Series D, 4.65%, 1/1/50, Continuously Callable @100 ........................ 2,000 1,969
Series E, 4.63%, 7/1/50, Continuously Callable @100 ......................... 1,250 1,228
Series H, 4.63%, 12/1/49, Continuously Callable @100 ........................ 1,200 1,192
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103 ......................... 500 502
Series A, 4.00%, 1/1/38, Continuously Callable @103 ......................... 6,000 6,024
Series A, 4.00%, 1/1/39, Continuously Callable @103 ......................... 7,000 6,908
Series A, 4.50%, 12/1/44, Continuously Callable @102 ........................ 1,850 1,859
40,973
Washington (1.7%):
County of Spokane Airport Revenue AMT, Series B, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 8,000 8,316
King County Housing Authority Revenue, 5.38%, 7/1/45, Continuously Callable @100 ..... 2,740 2,908
King County Public Hospital District No. 2, GO, 5.25%, 12/1/45, Continuously Callable @100 2,500 2,652
Port of Seattle Revenue AMT, Series B, 5.25%, 7/1/49, Continuously Callable @100 ...... 4,000 4,127
Skagit County Public Hospital District No. 1 Revenue
5.50%, 12/1/38, Continuously Callable @100 ............................... 300 321
5.50%, 12/1/39, Continuously Callable @100 ............................... 500 534
5.50%, 12/1/40, Continuously Callable @100 ............................... 500 533
5.50%, 12/1/41, Continuously Callable @100 ............................... 325 346
5.50%, 12/1/42, Continuously Callable @100 ............................... 300 319
5.50%, 12/1/43, Continuously Callable @100 ............................... 500 528
5.50%, 12/1/44, Continuously Callable @100 ............................... 450 473
Washington Health Care Facilities Authority Revenue
5.00%, 7/1/35, Continuously Callable @100 ............................... 2,355 2,394
5.00%, 8/15/35, Continuously Callable @100 ............................... 1,775 1,805
5.00%, 7/1/36, Continuously Callable @100 ............................... 2,250 2,284
4.00%, 7/1/37, Continuously Callable @100 ............................... 3,125 3,000
4.00%, 12/1/45, Continuously Callable @100(a) ............................. 2,080 1,936
Washington State Housing Finance Commission Revenue
5.88%, 7/1/43, Continuously Callable @103(a) ............................. 1,000 1,057
Series A, 5.00%, 7/1/38, Continuously Callable @103 ......................... 1,590 1,655
Series A, 5.00%, 7/1/43, Continuously Callable @103 ......................... 4,450 4,551
Series A, 5.00%, 7/1/45, Continuously Callable @100(a) ....................... 1,000 1,014
Series A, 6.00%, 1/1/46, Continuously Callable @100 ......................... 5,000 5,111

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-1, 3.50%, 12/20/35 ........................................... $ 2,463 $ 2,384
48,248
West Virginia (0.9%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/35, Continuously Callable @100 ............................... 2,920 2,924
5.00%, 1/1/36, Continuously Callable @100 ............................... 2,065 2,062
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,042
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,018
Series A, 5.00%, 6/1/33, Continuously Callable @100 ......................... 1,850 1,876
Series A, 5.00%, 6/1/34, Continuously Callable @100 ......................... 2,970 3,009
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,405 2,434
Series A, 4.13%, 6/1/42, Continuously Callable @100 ......................... 5,000 4,881
Series A, 5.50%, 6/1/50, Continuously Callable @100 ......................... 1,000 1,062
Series B, 5.75%, 9/1/43, Continuously Callable @100 ......................... 4,000 4,369
25,677
Wisconsin (2.9%):
Public Finance Authority Revenue
4.00%, 3/1/29(a) ................................................... 890 872
4.00%, 6/15/29, Continuously Callable @100(a) ............................. 160 158
4.00%, 9/1/29, Continuously Callable @103(a) ............................. 1,020 1,018
4.00%, 3/1/30(a) ................................................... 950 921
4.00%, 3/1/34, Continuously Callable @100(a) ............................. 3,520 3,243
5.00%, 4/1/35, Continuously Callable @100 ............................... 785 805
5.25%, 5/15/37, Continuously Callable @101(a) ............................. 1,000 1,007
5.00%, 6/15/39, Continuously Callable @100(a) ............................. 410 407
5.00%, 9/1/39, Continuously Callable @103(a) ............................. 2,230 2,242
5.00%, 1/1/40, Continuously Callable @100 ............................... 3,500 3,591
5.00%, 4/1/40, Pre-refunded 4/1/30 @ 100(a) ............................... 95 104
5.00% , 4/1/40, Continuously Callable @100(a) ............................. 1,080 1,079
4.00%, 1/1/42, Continuously Callable @103 ............................... 1,150 1,125
4.00%, 4/1/42, Continuously Callable @100(a) ............................. 900 787
5.00%, 4/1/43, Continuously Callable @100 ............................... 4,185 4,082
6.63%, 7/1/43, Continuously Callable @100(a) ............................. 485 500
5.00%, 1/1/45, Continuously Callable @100 ............................... 3,275 3,298
4.75%, 7/1/45, Continuously Callable @100(a) ............................. 300 278
5.25%, 12/1/48, Continuously Callable @100 ............................... 1,500 1,510
5.25%, 11/15/50, Continuously Callable @103 .............................. 1,000 1,021
5.75%, 12/1/54, Continuously Callable @100(a) ............................. 1,000 982
Series A, 5.25%, 10/1/38, Continuously Callable @100 ........................ 3,250 3,209
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 770 702
Series A, 5.00%, 11/15/41, Continuously Callable @103 ....................... 4,680 4,811
Series A, 5.50%, 7/1/43, Continuously Callable @100(a) ....................... 2,000 2,028
Series A, 6.38%, 7/1/43, Continuously Callable @103(a) ....................... 300 310
Series A, 5.25%, 6/1/45, Continuously Callable @100 ......................... 370 376
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 2,750 2,380
Series A, 5.25%, 6/15/50, Continuously Callable @100 ........................ 750 780
Series A, 5.00%, 7/1/50, Continuously Callable @100 ......................... 2,250 2,280
Series A-1, 4.00%, 7/1/41, Continuously Callable @100(a) ..................... 675 548
Series B, 5.25%, 6/15/45, Continuously Callable @100 ........................ 550 578
Series B, 5.75%, 12/1/48, Continuously Callable @100 ........................ 7,785 8,201
Series D, 4.05%, 11/1/30, Continuously Callable @100 ......................... 1,500 1,500
University of Wisconsin Hospitals & Clinics Revenue, Series A, 4.00%, 4/1/44, Continuously
Callable @100 ..................................................... 1,300 1,261
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27 ..................................................... 360 362
4.00%, 1/1/28, Continuously Callable @103 ............................... 370 372
4.00%, 1/1/29, Continuously Callable @103 ............................... 390 393
4.00%, 1/1/30, Continuously Callable @103 ............................... 405 407
4.00%, 1/1/37, Continuously Callable @103 ............................... 1,460 1,416
4.00%, 3/15/40, Continuously Callable @100 ............................... 750 711
4.00%, 12/1/41, Continuously Callable @100 ............................... 850 672
5.38%, 6/1/50, Continuously Callable @103 ............................... 1,000 1,004
Series A, 4.00%, 11/15/36, Continuously Callable @100 ....................... 9,830 9,844

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 4.38%, 11/1/39, Continuously Callable @100 ........................ $ 5,000 $ 5,079
Series B, 4.00%, 9/15/36, Continuously Callable @103 ........................ 530 502
Series B, 4.00%, 9/15/41, Continuously Callable @103 ........................ 510 473
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100 ............................... 500 510
4.00%, 2/15/37, Continuously Callable @100 ............................... 1,000 1,003
80,742
Wyoming (0.1%):
Wyoming Community Development Authority Revenue, Series 1, 4.85%, 12/1/50,
Continuously Callable @100 ........................................... 1,440 1,453
Total Municipal Bonds (Cost $2,824,174)
a
a
a
2,762,158
Total Investments (Cost $2,824,174) — 99.3% 2,762,158
Other assets in excess of liabilities —  0.7% 20,505
NET ASSETS - 100.00% $ 2,782,663
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was
$141,552 (thousands) and amounted to 5.1% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2026.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Amount represents less than 0.05% of net assets.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.9%)
Alabama (2.7%):
Alabama Housing Finance Authority Revenue , Series A , 4 .88% , 10/1/55 , Continuously
Callable @100 ..................................................... $ 3,165 $ 3,138
Black Belt Energy Gas District Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 1,970 2,076
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (a) ............................... 9,175 9,317
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 7,000 7,109
Series F , 5 .00% , 6/1/36 , Continuously Callable @100 ......................... 1,000 1,045
Series G , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 2,610 2,761
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,045
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,317
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,296
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,453
Mobile County IDA Revenue AMT
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 ......................... 500 490
Series B , 4 .75% , 12/1/54 , Continuously Callable @100 ........................ 1,000 939
Southeast Energy Authority A Cooperative District Revenue , Series A , 5 .00% , 1/1/56 , (Put
Date 6/1/35) (a) .................................................... 4,500 4,585
42,571
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 849
Arizona (2.4%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 603
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,717
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,085
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,659
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,449
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 858
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 10,000
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (b) ............. 3,000 2,872
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,078
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (b) ............................ 2,500 1,845
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (b) ..................... 3,750 3,975
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,632
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,200
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,004
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,236
38,213
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (c) ......................................................... 1,000 934
7/1/29 (c) ......................................................... 1,165 1,048
7/1/30 (c) ......................................................... 1,150 994
7/1/36 (c) ......................................................... 2,500 1,635
4,611
California (4.8%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 2,918
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 1,006
Cerritos Community College District, GO
Series D , 8/1/31 (c) .................................................. 1,000 858
Series D , 8/1/32 (c) .................................................. 2,500 2,069
Series D , 8/1/33 (c) .................................................. 2,175 1,734

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series D , 8/1/34 (c) .................................................. $ 1,000 $ 766
Series D , 8/1/35 (c) .................................................. 1,500 1,100
Series D , 8/1/36 (c) .................................................. 2,200 1,533
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (c) .................................................. 8,500 4,644
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (c) ......................................................... 10,000 5,055
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificates of Participation
5 .95% , 8/1/34 , Continuously Callable @100 ............................... 1,200 1,305
6 .05% , 8/1/42 , Continuously Callable @100 ............................... 4,000 4,320
Paramount Unified School District, GO
8/1/34 (c) ......................................................... 1,860 1,419
8/1/35 (c) ......................................................... 2,000 1,461
8/1/36 (c) ......................................................... 2,750 1,910
8/1/37 (c) ......................................................... 2,750 1,819
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,563
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,002
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (c) .................................................. 13,605 9,217
Series G , 8/1/37 (c) .................................................. 14,285 9,209
Santa Ana Unified School District Certificates of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (c) ........................................... 8,720 7,815
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (c) ......................................................... 8,885 6,818
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (c) .................................................. 3,000 2,298
Series C , 8/1/38 (c) .................................................. 3,000 1,887
77,168
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 543
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 750
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,773
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 602
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,198
Series A , 5 .25% , 3/1/56 , Continuously Callable @100 ......................... 1,000 1,044
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,051
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 1,918
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 2,250 1,822
County of Routt Co. Revenue AMT , 5 .50% , 6/1/56 , Continuously Callable @100 ......... 750 785
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 750 696
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (c) ............................. 10,000 6,304
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,048
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 973
25,507
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,119
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,728
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,752
8,599
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,273

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 7/1/54 , Continuously Callable @100 ............................... $ 1,140 $ 1,107
2,380
Florida (7.7%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... 700 599
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,131
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (b) ....... 1,750 1,784
Capital Trust Authority Revenue , Series A , 5 .25% , 12/1/55 , Continuously Callable @100 ... 200 201
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,928
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,010
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,258
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 2,000 1,629
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,349
City of Venice Revenue , Series A , 5 .50% , 1/1/55 , Continuously Callable @103 (b) ......... 755 744
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/54 , Continuously Callable @100 ..................................... 2,000 2,075
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 2,500 2,566
County of Miami-Dade Aviation Revenue AMT , Series A , 5 .50% , 10/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,049
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,751
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 21,078
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,035
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,586
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,387
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 504
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,193
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,386
Florida Higher Educational Facilities Financing Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,299
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,233
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 905
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 952
4 .13% , 12/1/54 , Continuously Callable @100 ............................... 1,000 876
Florida Housing Finance Corp. Revenue , Series 3 , 5 .13% , 1/1/56 , Continuously Callable @100 385 390
Jacksonville Aviation Authority Revenue AMT , 5 .25% , 10/1/55 , Continuously Callable @100 1,000 1,028
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 12,167
Series 2019A-1 , 4 .00% , 4/1/49 , Continuously Callable @100 ................... 4,500 3,926
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 941
Series C , 5 .00% , 11/15/54 , Continuously Callable @103 ....................... 2,000 1,958
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,181
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,004
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 5,004
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,813
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,389
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,624
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 151
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,652
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 241
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 1,026

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @102 ............................... $ 1,000 $ 934
5 .00% , 1/1/55 , Continuously Callable @102 ............................... 1,000 925
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@102 ........................................................... 1,835 1,732
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 2,000 1,617
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 7/1/26 @ 100 .............. 2,200 2,202
122,413
Georgia (2.2%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,026
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,676
Development Authority for Fulton County Revenue , 5 .25% , 6/1/56 , Continuously Callable
@100 ........................................................... 2,000 2,063
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously Callable
@100 ........................................................... 13,000 12,103
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,503
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 3,076
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 999
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,590
The Development Authority of Burke County Revenue , Series 1 , 1 .55% , 7/1/49 , Continuously
Callable @100 (d) ................................................... 1,800 1,800
The Development Authority of Burke County Revenue (NBGA - Southern Co.) , Series GA ,
1 .45% , 11/1/52 , Continuously Callable @100 (d) ............................. 8,300 8,300
35,136
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series A , 5 .25% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,750 1,821
Illinois (11.2%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,605
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,418
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,673
Chicago O'Hare International Airport Revenue , Series C , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 500 523
Chicago O'Hare International Airport Revenue AMT , Series E , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 5,075 5,276
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 3,000 3,014
City of Chicago, GO
Series A , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,335 1,396
Series F , 6 .00% , 1/1/55 , Continuously Callable @100 ......................... 1,000 1,034
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 3,043
Cook County Community College District No. 508, GO , 5 .50% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,525 1,629
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,563
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 7,904
Illinois Finance Authority Revenue
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 7,066
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 2,000
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 757
4 .00% , 12/1/46 .................................................... 4,500 4,500
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 729
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 1,909
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,267
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 1,004
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 961
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,651

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ $ 700 $ 707
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 12,201
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ 1,000 933
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,130
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 456
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 2,864
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 20 20
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 30 30
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 320 323
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 485 490
Illinois Housing Development Authority Revenue , Series A , 4 .90% , 4/1/51 , Continuously
Callable @100 ..................................................... 1,600 1,608
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,809
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,566
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 8,764
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 575
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 40,956
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 13,635
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,004
State of Illinois, GO
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,000 2,069
Series C , 5 .50% , 4/1/51 , Continuously Callable @100 ......................... 915 975
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,003
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,002
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,006
178,048
Indiana (2.4%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,542
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,606
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 1,990
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,844
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 1,026
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,004
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 819
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,632
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 960
Indiana Housing & Community Development Authority Revenue
Series B-1 , 5 .05% , 7/1/55 , Continuously Callable @100 ....................... 1,800 1,821
Series D-1 , 4 .75% , 7/1/54 , Continuously Callable @100 ....................... 1,000 975
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/55 ,
Continuously Callable @100 ........................................... 500 503
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 7,007
37,729
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 6,245
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable @100 1,000 1,015
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 878
8,138
Kansas (0.6%):
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 5,014
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 835

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... $ 1,500 $ 1,161
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 2,001
9,011
Kentucky (1.4%):
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. 3,000 2,594
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,358
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 882
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,551
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 3,035
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 496
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 2,018
Kentucky Public Energy Authority Revenue , Series B , 5 .00% , 12/1/33 , Continuously Callable
@100 ........................................................... 2,000 2,052
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 5,671
22,657
Louisiana (3.3%):
City of New Orleans, GO , Series A , 5 .75% , 12/1/55 , Continuously Callable @100 ........ 250 266
City of Shreveport Water & Sewer Revenue , Series B , 5 .00% , 12/1/41 , Continuously Callable
@100 ........................................................... 5,500 5,525
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 889
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,084
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 6,897
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,720
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 5,006
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 7,729
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,186
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 5,006
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 2,003
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 869
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 7,498
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/51 , Continuously Callable
@100 ........................................................... 4,120 4,196
Port New Orleans Board of Commissioners Revenue AMT
Series B , 5 .50% , 4/1/51 , Continuously Callable @100 ......................... 1,900 2,032
Series B , 5 .50% , 4/1/54 , Continuously Callable @100 ......................... 1,300 1,380
53,317
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 7,111
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/54 ,
Continuously Callable @100 ........................................... 2,000 2,078
Massachusetts (2.3%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 983
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 3,100
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 834
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,430
5 .25% , 7/1/55 , Continuously Callable @103 ............................... 1,000 1,001
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,834

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ $ 3,370 $ 2,808
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,283
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 784
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 2,952
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 956
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 4,000 3,978
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 10,062
Series N , 5 .50% , 7/1/55 , Continuously Callable @100 ........................ 2,000 2,117
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,142
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .80% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,250 1,233
36,497
Michigan (2.5%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .00% , 2/1/41 ,
Continuously Callable @100 ........................................... 2,000 2,000
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,542
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,379
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,103
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 3,014
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,767
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,021
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,621
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 896
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 736
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 3,093
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,514
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,556
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,303
Michigan State Housing Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,009
NorthWestern Regional Airport Authority Revenue AMT , 5 .25% , 1/1/56 , Continuously Callable
@100 ........................................................... 1,125 1,163
39,717
Minnesota (0.2%):
Minnesota Municipal Gas Agency Revenue , Series A , 5 .00% , 9/1/35 , Continuously Callable
@100 ........................................................... 2,500 2,612
Mississippi (0.1%):
Mississippi Home Corp. Revenue , Series A , 4 .95% , 6/1/53 , Continuously Callable @100 ... 1,665 1,705
Missouri (3.4%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 756
Series A , 6 .00% , 3/1/33 , Continuously Callable @100 ......................... 1,455 1,458
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,716
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 429
0.00%, 5/15/40 , Continuously Callable @102 (e) ............................. 1,662 71
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 371
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 8,413
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 823
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,026
Series A , 5 .00% , 2/1/42 , Continuously Callable @102 ......................... 3,500 3,523
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,177
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,612
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 16,837
Missouri Housing Development Commission Revenue
Series A , 4 .65% , 11/1/55 , Continuously Callable @100 ........................ 1,000 953
Series C , 5 .00% , 11/1/55 , Continuously Callable @100 ........................ 1,000 1,011

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series D , 5 .15% , 11/1/55 , Continuously Callable @100 ........................ $ 1,000 $ 1,010
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 1,932
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,003
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,116
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @100 ..... 1,560 1,563
54,800
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... 4,000 3,988
Montana Board of Housing Revenue , Series A , 4 .88% , 12/1/54 , Continuously Callable @100 250 248
Montana Facility Finance Authority Revenue
4 .00% , 6/1/45 , Continuously Callable @100 ............................... 1,000 940
Series A , 5 .50% , 2/15/55 , Continuously Callable @100 ........................ 165 173
5,349
Nebraska (1.6%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 13,977
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,400
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 6,775
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/54 , Continuously Callable @100 .... 1,500 1,549
25,701
Nevada (1.2%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,752
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,354
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 11,443
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,019
19,568
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,496
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,012
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,004
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,692
7,204
New Jersey (2.6%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,059
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,905
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 3,025
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,593
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,209
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,018
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,281
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,305
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,251
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 4 .00% , 6/15/50 ,
Continuously Callable @100 ........................................... 15,000 13,743
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,369
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 502
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 3,011
41,271

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... $ 8,625 $ 7,853
New York (3.3%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 4,000 3,258
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 679
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (b) ...................... 2,500 2,570
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 720 746
City of Cortland, GO , Series A , 6 .00% , 5/14/27 , Continuously Callable @100 ............ 3,000 3,000
City of New York, GO , Series B-3 , 1 .45% , 10/1/46 , Continuously Callable @100 (d) ....... 5,365 5,365
Empire State Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously Callable
@100 ........................................................... 5,000 4,864
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series A , 11/15/32 (c) .. 5,000 4,055
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (a) ....................................................... 5,490 5,880
New York City Housing Development Corp. Revenue , Series A-1 , 4 .80% , 11/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,008
New York Liberty Development Corp. Revenue , 2 .80% , 9/15/69 , Continuously Callable @100 1,500 1,420
New York State Dormitory Authority Revenue
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 2,000 2,061
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 625 565
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 3,000 2,518
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 335 357
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 4,732
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 680
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (c) ................................................ 5,000 4,163
Series A , 11/15/32 (c) ................................................ 3,000 2,400
Series B , 11/15/32 (c) ................................................ 2,500 2,035
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,004
53,360
North Carolina (0.4%):
City of Charlotte Airport Revenue , 5 .25% , 7/1/56 , Continuously Callable @100 .......... 1,000 1,065
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @102 ............................... 2,725 2,725
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 2,000
5,790
North Dakota (0.8%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 1,950
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,417
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 6,997
North Dakota Housing Finance Agency Revenue , Series A , 5 .05% , 7/1/53 , Continuously
Callable @100 ..................................................... 465 473
University of North Dakota Certificates of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,335
12,172
Ohio (3.4%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,641
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,726
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,091
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 8,497
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 2,000 2,002
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,386
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,335 1,368
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 2,035
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 3,000 2,979

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. $ 2,500 $ 2,290
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,756
5 .25% , 9/1/54 , Continuously Callable @100 ............................... 1,500 1,508
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 9,123
County of Warren Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 ............... 1,785 1,751
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... 4,475 4,573
5 .25% , 5/1/54 , Continuously Callable @100 ............................... 1,500 1,471
Port of Greater Cincinnati Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 700 714
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 617
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,385
53,913
Oklahoma (1.2%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 2,817
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,256
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 9,375
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 2,008
18,456
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 400 401
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,811
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,313
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 759
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,034
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 960
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 438
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,252
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@101 ........................................................... 1,180 1,004
10,972
Pennsylvania (8.8%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,704
Allegheny County Airport Authority Revenue AMT
Series A , 5 .00% , 1/1/51 , Continuously Callable @100 ......................... 4,355 4,371
Series A , 5 .50% , 1/1/55 , Continuously Callable @100 ......................... 1,000 1,059
Series A , 5 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,820 1,822
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,521
Allegheny County Sanitary Authority Revenue , 4 .13% , 12/1/55 , Continuously Callable @100 500 456
Allentown Commercial and IDA Revenue
5 .00% , 7/1/50 , Continuously Callable @100 (b) ............................. 2,000 1,873
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,636
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 1,004
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,258
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,561
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,489
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 1,039
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,526
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (b) ............................ 1,775 1,543
4 .50% , 10/1/54 , Continuously Callable @100 (b) ............................ 645 552

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... $ 3,250 $ 2,628
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,269
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 9,611
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,232
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,058
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,005
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 802
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 766
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... 8,000 6,901
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,929
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 2,001
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,836
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,451
Northeastern Pennsylvania Hospital and Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 986
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,254
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 879
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 2,049
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 4 .00% , 7/15/46 , Continuously Callable @100 ........................ 2,025 1,706
Series B2 , 4 .38% , 11/1/54 , Continuously Callable @100 ....................... 1,200 1,091
Pennsylvania Housing Finance Agency Revenue
Series 148A , 4 .80% , 10/1/55 , Continuously Callable @100 ..................... 2,000 1,945
Series 149A , 5 .20% , 4/1/53 , Continuously Callable @100 ...................... 500 509
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 5,126
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,022
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,590
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,041
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,308
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,356
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,092
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 1,039
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 1,018
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 885 907
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 444 469
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 5,950 5,579
Series B1 , 0.00% , 6/30/44 , Continuously Callable @90 (f) ...................... 2,973 2,215
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,562
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,003
Series F , 5 .00% , 9/1/38 , Pre-refunded 9/1/26 @ 100 .......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 1,998
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 673
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,006
140,336
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,002
South Carolina (0.5%):
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... 2,500 2,316

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... $ 2,000 $ 1,791
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,852
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 943
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 990
7,892
Tennessee (1.2%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 2,023
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,042
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 5,000
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 786
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,392
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (b) ........................................ 1,000 963
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) .............. 5,000 5,298
Tennessee Housing Development Agency Revenue , Series 1A , 5 .05% , 7/1/55 , Continuously
Callable @100 ..................................................... 500 510
The Metropolitan Nashville Airport Authority Revenue AMT , Series B , 5 .25% , 7/1/56 ,
Continuously Callable @100 ........................................... 1,500 1,544
18,558
Texas (14.4%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 9,602
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 2,082
4 .50% , 8/15/55 , Continuously Callable @100 ............................... 1,000 961
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,001
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 7,202
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @103 ............................... 600 590
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 6,981
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8159 , 1 .70% , 3/1/41 (b) (d) ............................................. 5,200 5,200
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (c) ........................................................ 18,530 16,169
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,561
City of Austin Airport System Revenue AMT , Series B , 5 .25% , 11/15/56 , Continuously
Callable @100 ..................................................... 2,000 2,065
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 5,900 5,707
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 888
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 697
Clifton Higher Education Finance Corp. Revenue
5 .00% , 8/15/48 , Pre-refunded 8/15/28 @ 100 ............................... 645 680
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 9,355 9,409
4 .25% , 8/15/52 , Continuously Callable @100 ............................... 1,500 1,330
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 10,456
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 476
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,536
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,507
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 1,250 1,094
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 4,129
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,791

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... $ 2,000 $ 1,784
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 5,452
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 14,191
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,901
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,615
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 5,989
Midlothian Independent School District, GO
5 .00% , 2/15/47 , Continuously Callable @100 ............................... 7,885 7,958
5 .00% , 2/15/47 , Pre-refunded 2/15/27 @ 100 ............................... 7,115 7,239
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 996
Series A-1 , 0.00% , 11/15/37 (e) ......................................... 410 410
Series A-2 , 0.00% , 11/15/36 (e) ......................................... 2,565 2,565
Series B , 0.00% , 11/15/61 , Continuously Callable @105 (e) ..................... 11,160 5,518
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 1,004
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,793
Series B , 9/1/37 , Pre-refunded 9/1/31 @ 64.10 (c) ............................ 3,000 1,631
Series B , 5 .00% , 1/1/48 , Pre-refunded 1/1/27 @ 100 .......................... 500 507
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 4,500 4,514
Port of Port Arthur Navigation District Revenue , Series B , 1 .50% , 4/1/40 , Continuously
Callable @100 (d) ................................................... 2,300 2,300
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,814
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 3,001
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/54 , Continuously Callable @100 ............................... 1,000 784
5 .50% , 10/1/55 , Continuously Callable @100 ............................... 1,700 1,722
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 1,001
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 2
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... 2,945 2
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,965
Texas Municipal Gas Acquisition & Supply Corp. V Revenue , 5 .00% , 4/1/36 , Continuously
Callable @100 ..................................................... 1,430 1,515
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 5,009
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,371
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,493
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,649
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 1 .70% , 8/1/62 , Continuously Callable @100 (b) (d) ....................... 2,500 2,500
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,541
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,506
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,539
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,547
230,442
Utah (0.1%):
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (b) ...................... 500 497
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,550 1,312
1,809
Vermont (0.5%):
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 5,456

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
6 .00% , 10/1/52 , Continuously Callable @100 (b) ............................ $ 2,000 $ 1,795
7,251
Virginia (0.3%):
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @101 (e) ....................... 1,551 1,101
Series B , 6 .05% , 3/1/44 , Continuously Callable @101 ......................... 1,466 1,344
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (e) ....................... 6,327 3,037
5,482
Washington (1.8%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,053
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,218
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,733
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,009
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 5,179
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,093
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (b) ............................. 3,055 2,895
6 .13% , 7/1/53 , Continuously Callable @103 (b) ............................. 2,000 2,063
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,086
Series A-1 , 3 .50% , 12/20/35 ........................................... 912 883
29,212
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 1,885
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,782
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,855
6,522
Wisconsin (3.5%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @101 (b) ............................ 2,200 2,201
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,115
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 458
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,430
5 .00% , 6/15/49 , Continuously Callable @100 (b) ............................ 520 473
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,419
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,349
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,135
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,859
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 2,073
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 2,732
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 935
5 .00% , 2/1/54 , Continuously Callable @100 ............................... 500 453
5 .00% , 6/15/54 , Continuously Callable @100 (b) ............................ 455 405
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 2,974
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 4,243
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 9,519
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 804
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (b) ...................... 570 582
Series A , 5 .25% , 6/15/55 , Continuously Callable @100 ........................ 500 515
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,708
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (b) ..................... 2,870 2,038
Series B , 5 .50% , 6/15/55 , Continuously Callable @100 ........................ 375 387
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 952
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 918
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,290
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,507

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Wisconsin Health & Educational Facilities Authority Revenue
5 .00% , 3/15/50 , Continuously Callable @100 ............................... $ 1,175 $ 1,165
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 335
4 .38% , 8/15/55 , Continuously Callable @100 ............................... 2,000 1,827
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ 475 419
55,220
Total Municipal Bonds (Cost $1,666,751)
a
a
a
1,578,023
Total Investments (Cost $1,666,751) — 98.9% 1,578,023
Other assets in excess of liabilities —  1.1% 17,383
NET ASSETS - 100.00% $ 1,595,406
(a) Put Bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $39,370
(thousands) and amounted to 2.5% of net assets.
(c) Zero-coupon bond.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.8%)
Alabama (11.1%):
Baldwin County IDA Revenue AMT , Series A , 5 .00% , 6/1/55 , (Put Date 6/1/32) (a) (b) ...... $ 1,000 $ 1,018
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , (Put Date 12/1/26) (b) .................................... 3,000 3,008
Series A , 5 .00% , 9/1/26 .............................................. 200 200
Series A , 5 .00% , 5/1/27 .............................................. 1,100 1,107
Series A , 5 .00% , 5/1/28 .............................................. 4,075 4,124
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (b) ............................... 2,000 2,031
Series B , 5 .00% , 9/1/26 .............................................. 2,330 2,338
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,825 3,885
Series B , 5 .00% , 10/1/55 , (Put Date 9/1/32) (b) .............................. 3,585 3,780
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,000
Series C , 5 .00% , 5/1/55 , (Put Date 7/1/31) (b) ............................... 2,000 2,104
Series D , 5 .00% , 11/1/26 ............................................. 1,000 1,006
Series D2 , 3 .85% ( SOFR + 140 bps ) , 7/1/52 , (Put Date 6/1/27) (b) (c) ................ 3,300 3,250
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,374
Energy Southeast A Cooperative District Revenue
Series B , 5 .00% , 12/1/26 ............................................. 250 252
Series B , 5 .00% , 6/1/27 .............................................. 200 203
Series B , 5 .00% , 12/1/27 ............................................. 250 256
Series B , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 5,000 5,099
Selma Industrial Development Board Revenue , Series A , 3 .45% , 11/1/33 , (Put Date 10/1/31) (b) 4,525 4,507
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,757
Series A , 5 .00% , 11/1/26 .............................................. 2,060 2,074
Series A , 5 .00% , 11/1/27 .............................................. 1,975 2,022
Series A , 5 .00% , 6/1/31 .............................................. 325 333
Series A , 5 .00% , 11/1/33 .............................................. 2,070 2,178
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 3,000 3,121
Series A , 5 .00% , 1/1/56 , (Put Date 6/1/35) (b) ............................... 2,500 2,547
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (b) ............................... 9,950 10,301
Series C , 5 .00% , 10/1/55 , (Put Date 11/1/32) (b) ............................. 1,500 1,590
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 12/1/33 , Continuously Callable
@100 ........................................................... 2,500 2,621
69,086
Arizona (2.5%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (a) ............................ 365 343
Series B , 4 .00% , 7/1/31 .............................................. 215 215
Chandler IDA Revenue AMT , 4 .00% , 6/1/49 , (Put Date 6/1/29) (b) .................... 7,500 7,599
Maricopa County IDA Revenue
4 .00% , 7/1/29 (a) ................................................... 725 722
3 .00% , 7/1/31 (a) ................................................... 500 484
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,500 2,441
Sierra Vista IDA Revenue , 5 .00% , 6/15/34 , Continuously Callable @100 (a) ............. 1,250 1,260
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 240
Series A , 4 .00% , 12/1/27 ............................................. 355 356
Series A , 4 .00% , 12/1/28 ............................................. 365 365
Series A , 4 .00% , 12/1/29 ............................................. 380 379
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 495
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 464
15,363
Arkansas (2.2%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,264
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,282
5 .00% , 9/1/44 , (Put Date 9/1/27) (b) ...................................... 4,000 4,055
Series B , 2 .88% , 7/1/57 , (Put Date 5/15/27) (b) .............................. 2,000 1,993
Arkansas Development Finance Authority Revenue AMT
3 .88% , 10/15/65 , (Put Date 10/15/32) (b) .................................. 1,000 999

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 9/1/46 , (Put Date 3/1/33) (a) (b) ............................. $ 4,000 $ 3,995
13,588
California (4.3%):
California Community Choice Financing Authority Revenue
Series B , 5 .00% , 1/1/55 , (Put Date 12/1/32) (b) .............................. 4,000 4,111
Series C , 5 .00% , 8/1/55 , (Put Date 10/1/32) (b) .............................. 5,000 5,203
Series G , 5 .00% , 11/1/55 , (Put Date 8/1/32) (b) .............................. 2,500 2,564
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 209
California Health Facilities Financing Authority Revenue , Series A , 3 .85% , 11/15/27 ,
Continuously Callable @100 ........................................... 1,500 1,500
California Municipal Finance Authority Revenue AMT
Series A , 2 .95% , 7/1/41 , (Put Date 10/1/26) (b) .............................. 2,000 1,995
Series A , 3 .45% , 10/1/41 , (Put Date 10/2/28) (b) ............................. 1,500 1,500
Series A , 2 .80% , 3/1/56 , (Put Date 6/15/26) (b) .............................. 2,000 1,997
California Pollution Control Financing Authority Revenue AMT
2 .88% , 7/1/43 , (Put Date 8/17/26) (a) (b) ................................... 1,500 1,498
Series A-1 , 2 .95% , 11/1/42 , (Put Date 7/15/26) (a) (b) .......................... 1,500 1,499
California School Finance Authority Revenue , 4 .40% , 12/1/26 (a) ..................... 1,000 999
City of Los Angeles Department of Airports Revenue AMT , Series F , 5 .00% , 5/15/33 ...... 2,030 2,253
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... 315 321
5 .00% , 7/1/28 ..................................................... 330 343
5 .00% , 7/1/29 ..................................................... 315 330
5 .00% , 7/1/30 ..................................................... 310 332
Southern California Public Power Authority Revenue , Series A , 5 .00% , 9/1/26 ........... 235 236
26,890
Colorado (0.5%):
Colorado Health Facilities Authority Revenue
Series A , 5 .00% , 8/1/29 .............................................. 500 529
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,058
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 400 401
2,988
Connecticut (1.9%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,464
City of New Haven, GO
Series A , 5 .00% , 8/1/26 .............................................. 580 582
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,025
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 609
Series B , 5 .00% , 2/1/28 .............................................. 525 545
Series B , 5 .00% , 2/1/29 .............................................. 550 581
City of West Haven, GO , Series A , 5 .00% , 11/1/27 ............................... 650 669
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (b) ........................................... 3,000 3,036
Stamford Housing Authority Revenue , Series C , 4 .75% , 10/1/32 ..................... 1,500 1,546
12,057
District of Columbia (0.8%):
Deutsche Bank Spears/Lifers Trust Revenue , Series 8178 , 5/1/30 (a) (d) (e) ............... 5,000 5,000
Florida (3.8%):
Alachua County Health Facilities Authority Revenue
5 .00% , 12/1/37 , (Put Date 12/1/26) (b) .................................... 3,000 3,003
Series B-1 , 4 .00% , 10/1/30 , Continuously Callable @100 ...................... 735 736
Series B-2 , 3 .75% , 10/1/30 , Continuously Callable @100 ...................... 1,000 996
Series B-3 , 3 .63% , 10/1/30 , Continuously Callable @100 ...................... 1,390 1,370
Brevard County Health Facilities Authority Revenue , Series A , 5 .00% , 7/1/31 , Continuously
Callable @101 ..................................................... 1,500 1,616
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 135 135
Capital Trust Authority Revenue , Series A , 4 .25% , 12/15/34 , Continuously Callable @100 .. 3,000 2,952
City of Pompano Beach Revenue , 3 .50% , 9/1/30 , Continuously Callable @103 ........... 3,590 3,527
City of Venice Revenue
Series B-1 , 4 .63% , 1/1/30 , Continuously Callable @100 (a) ..................... 750 751
Series B-2 , 4 .50% , 1/1/30 , Continuously Callable @100 (a) ..................... 575 575
County of Escambia Revenue , Series B , 3 .45% , 11/1/33 , (Put Date 10/1/31) (b) ........... 1,500 1,494

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. $ 390 $ 395
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 415
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 364
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ 475 480
Florida Development Finance Corp. Revenue AMT , Series A , 3 .40% , 9/1/50 , (Put Date
9/1/28) (b) ........................................................ 1,000 992
Florida Local Government Finance Commission Revenue
Series B-2 , 4 .45% , 11/15/31 , Continuously Callable @100 (a) ................... 1,500 1,520
Series B-3 , 4 .20% , 11/15/30 , Continuously Callable @100 (a) ................... 1,500 1,523
Lee County IDA Revenue , Series B-1 , 4 .75% , 11/15/29 , Continuously Callable @100 ...... 1,000 1,006
23,850
Georgia (6.5%):
Development Authority of Appling County Revenue , Series GA , 1 .50% , 9/1/29 , Continuously
Callable @100 (d) ................................................... 1,000 1,000
Development Authority of Heard County Revenue , Series GA , 1 .50% , 9/1/26 , Continuously
Callable @100 (d) ................................................... 1,000 1,000
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 932
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/28 ............................................. 1,000 1,033
Series A , 5 .00% , 5/15/29 ............................................. 1,775 1,860
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (b) .............................. 6,000 6,233
Series C , 5 .00% , 12/1/54 , (Put Date 12/1/31) (b) ............................. 12,500 13,150
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (b) .............................. 2,000 2,098
The Development Authority of Burke County Revenue , Series 1 , 1 .55% , 7/1/49 , Continuously
Callable @100 (d) ................................................... 3,000 3,000
The Development Authority of Burke County Revenue (NBGA - Southern Co.) , Series GA ,
1 .45% , 11/1/52 , Continuously Callable @100 (d) ............................. 4,100 4,100
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (b) ....................................................... 5,000 4,750
The Development Authority of Monroe County Revenue , Series GA , 2 .80% , 6/1/42 , (Put Date
3/6/31) (b) ........................................................ 1,500 1,480
40,636
Illinois (6.9%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,401
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,025
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 608
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,035
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,056
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,401
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,258
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,862
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 768
Chicago Transit Authority Capital Grant Receipts Revenue , 5 .00% , 6/1/26 .............. 1,000 1,000
City of Chicago Lakeshore East Special Assessment
2 .69% , 12/1/26 (a) .................................................. 205 203
2 .87% , 12/1/27 (a) .................................................. 155 151
City of Chicago Waterworks Revenue
5 .00% , 11/1/26 ..................................................... 1,000 1,009
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,511
Illinois Development Finance Authority Revenue AMT , 3 .45% , 11/1/44 , (Put Date 11/2/26) (b) 750 753
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 526
5 .00% , 10/1/30 .................................................... 250 265
3 .71% ( SOFR + 115 bps ) , 11/1/34 , (Put Date 9/1/28) (b) (c) ....................... 3,380 3,336
Series B , 5 .00% , 10/1/34 (a) ........................................... 900 934
Series B-1 , 5 .00% , 8/15/43 , (Put Date 8/15/30) (b) ............................ 3,000 3,188
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 347
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 481

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 5 .00% , 4/1/30 .............................................. $ 250 $ 266
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,137
State of Illinois, GO , Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ............ 8,985 9,256
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,027
5 .00% , 6/15/30 .................................................... 1,500 1,571
5 .00% , 6/15/31 .................................................... 575 607
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 506
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... 750 770
4 .00% , 4/1/30 ..................................................... 750 775
43,033
Indiana (1.9%):
City of Rockport Revenue , Series A , 3 .70% , 6/1/47 , (Put Date 6/1/29) (b) ............... 2,000 2,027
Indiana Bond Bank Revenue
1/15/27 (e) ........................................................ 1,280 1,257
1/15/28 (e) ........................................................ 1,100 1,050
1/15/29 (e) ........................................................ 565 524
7/15/29 , Continuously Callable @99 (e) ................................... 730 639
Indiana Finance Authority Revenue
5 .00% , 4/1/27 ..................................................... 830 841
5 .00% , 4/1/28 ..................................................... 870 893
5 .00% , 4/1/29 ..................................................... 1,180 1,226
Series C-1 , 4 .13% , 5/15/32 , Continuously Callable @100 ...................... 1,000 1,000
Series C-2 , 3 .75% , 5/15/32 , Continuously Callable @100 ...................... 1,000 990
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/33 1,500 1,647
12,094
Iowa (0.1%):
Iowa Student Loan Liquidity Corp. Revenue AMT , Series B , 5 .00% , 12/1/35 ............ 635 682
Kentucky (7.1%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,833
5 .00% , 2/1/30 ..................................................... 740 789
County of Carroll Revenue , 1 .55% , 9/1/42 , (Put Date 9/1/26) (b) ..................... 5,000 4,967
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (b) .............................. 10,000 9,740
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (b) .............................. 5,000 4,787
Kentucky Economic Development Finance Authority Revenue , 4 .50% , 10/1/27 , Continuously
Callable @100 ..................................................... 5,000 5,003
Kentucky Public Energy Authority Revenue
Series A , 5 .00% , 5/1/55 , (Put Date 7/1/30) (b) ............................... 1,000 1,047
Series A , 5 .25% , 6/1/55 , (Put Date 12/1/29) (b) .............................. 5,000 5,278
Series B , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,820 1,868
Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) (b) ............................... 1,000 1,054
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (b) ............................... 3,370 3,404
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 , (Put
Date 10/1/29) (b) ................................................... 4,000 4,206
43,976
Louisiana (0.8%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 940
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... 3,470 3,719
4,659
Maryland (1.7%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,000
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,367
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... 1,910 1,984
5 .00% , 7/1/29 ..................................................... 1,130 1,192
5 .00% , 7/1/30 ..................................................... 1,000 1,067

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. $ 1,475 $ 1,484
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,550 1,553
10,647
Massachusetts (0.9%):
Massachusetts Development Finance Agency Revenue
5 .25% , 9/1/26 ..................................................... 875 880
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,476
Series B , 5 .00% , 8/15/55 , (Put Date 8/15/31) (b) ............................. 1,000 1,064
Series S , 5 .00% , 7/15/26 , ETM ......................................... 310 311
Series S , 5 .00% , 7/15/28 , ETM ......................................... 340 356
Series S , 5 .00% , 7/15/30 , ETM ......................................... 640 697
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,051
5,835
Michigan (2.2%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 2,058
5 .00% , 7/1/30 ..................................................... 2,290 2,414
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 50 50
4 .00% , 2/1/32 ..................................................... 285 289
Michigan Strategic Fund Revenue AMT , 4 .13% , 8/1/27 ............................ 5,000 5,035
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 280 277
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,511
Wayne County Airport Authority Revenue AMT , Series G , 5 .00% , 12/1/26 .............. 2,000 2,019
13,653
Minnesota (0.4%):
Minnesota Municipal Gas Agency Revenue
Series A , 5 .00% , 9/1/28 .............................................. 625 643
Series A , 5 .00% , 9/1/29 .............................................. 1,575 1,634
2,277
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 4,000
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/26 ..................................................... 205 205
4 .00% , 8/1/28 ..................................................... 415 421
4 .00% , 8/1/30 ..................................................... 295 300
Missouri State Environmental Improvement & Energy Resources Authority Revenue AMT ,
4 .05% , 5/1/38 , (Put Date 7/1/30) (b) ...................................... 2,700 2,730
3,656
Nebraska (1.0%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (b) ..... 6,000 6,278
Nevada (0.3%):
State of Nevada Department of Business & Industry Revenue AMT , Series 200 , 2 .85% ,
12/1/26 (a) ........................................................ 2,000 2,000
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 (a) ............................. 700 700
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 280 282
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 296
1,278
New Jersey (1.2%):
New Jersey Higher Education Student Assistance Authority Revenue AMT
Series 1B , 5 .00% , 12/1/29 ............................................. 2,000 2,102
Series 2 , 5 .00% , 12/1/56 .............................................. 5,000 5,000
Series A , 5 .00% , 12/1/30 ............................................. 500 533
7,635

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
New Mexico (1.9%):
City of Farmington Revenue
Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ......................... $ 5,000 $ 4,340
Series C , 3 .88% , 6/1/40 , (Put Date 6/1/29) (b) ............................... 1,000 1,020
Series E , 3 .88% , 6/1/40 , (Put Date 6/1/29) (b) ............................... 600 612
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 785
5 .00% , 6/1/28 ..................................................... 780 808
5 .00% , 6/1/29 ..................................................... 835 878
5 .00% , 6/1/30 ..................................................... 525 555
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 732
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 876
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 322
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (a) ......................................................... 702 704
11,632
New York (10.3%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 125 125
City of Cortland, GO
Series A , 6 .00% , 5/14/27 , Continuously Callable @100 ........................ 6,000 6,000
Series B , 5 .00% , 5/14/27 ............................................. 6,000 6,032
City of Fulton, GO , Series A , 5 .25% , 7/31/26 ................................... 4,925 4,934
City of Ithaca, GO , Series A , 4 .25% , 2/12/27 ................................... 2,800 2,812
City of Little Falls, GO , 5 .00% , 7/6/26 ........................................ 2,000 2,002
City of Mount Vernon, GO
4 .50% , 12/23/26 (a) .................................................. 1,300 1,304
5 .00% , 5/28/27 (a) .................................................. 3,000 3,023
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (b) ....................................................... 1,830 1,960
New York City Housing Development Corp. Revenue , Series E-2 , 3 .13% , 11/1/65 , (Put Date
7/1/30) (b) ........................................................ 1,000 992
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,577
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 14,158
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,743
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 1 .70% , 8/1/50 , Continuously Callable @100 (a) (d) ....................... 9 9
South Country Central School District at Brookhaven, GO , Series A , 4 .50% , 5/28/27 (a) ..... 5,500 5,542
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,050
5 .00% , 9/1/27 ..................................................... 1,250 1,278
Village of Valley Stream, GO , Series A , 4 .50% , 5/7/27 ............................ 9,330 9,382
63,923
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue ,
3 .45% , 11/1/33 , (Put Date 10/1/31) (b) .................................... 1,100 1,100
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 10/1/27 ............................................. 600 608
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,574
Series B-1 , 4 .25% , 10/1/28 , Continuously Callable @100 ...................... 250 250
Series B-1 , 4 .75% , 9/1/29 , Continuously Callable @100 ....................... 410 410
Series B-2 , 4 .50% , 9/1/29 , Continuously Callable @100 ....................... 625 625
4,567
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... 1,200 1,277
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,300 1,381
2,658
Ohio (1.9%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 , ETM ............................................... 275 294
5 .00% , 11/15/30 , ETM ............................................... 350 379

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 11/15/31 , Pre-refunded 11/15/30 @ 100 ............................. $ 300 $ 331
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .25% , 1/1/34 , Continuously
Callable @102 (a) ................................................... 500 512
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. 2,000 2,147
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,401
Ohio Air Quality Development Authority Revenue , Series B , 2 .40% , 12/1/38 , (Put Date
10/1/29) (b) ....................................................... 3,250 3,124
Ohio Air Quality Development Authority Revenue AMT , Series A , 3 .75% , 1/1/29 ......... 1,000 1,007
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 435
5 .00% , 11/15/30 .................................................... 710 752
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 465 491
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,065
11,938
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,024
Oregon (1.2%):
County of Gilliam Revenue AMT , Series A , 4 .25% , 7/1/38 , (Put Date 7/2/29) (b) .......... 6,250 6,366
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 155
Series A , 5 .00% , 10/1/29 ............................................. 300 314
Series A , 5 .00% , 10/1/30 ............................................. 300 318
7,153
Pennsylvania (5.4%):
Chester County IDA Revenue , 5 .00% , 3/1/27 , Continuously Callable @100 ............. 3,375 3,386
Clairton Municipal Authority Revenue
Series A , 4 .00% , 12/1/29 ............................................. 705 718
Series B , 5 .00% , 12/1/26 ............................................. 675 681
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,000
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,814
5 .00% , 7/1/29 ..................................................... 2,000 2,103
Delaware County Authority Revenue , 5 .00% , 10/1/30 ............................. 1,200 1,237
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 137
5 .00% , 3/1/29 ..................................................... 175 179
5 .00% , 3/1/30 ..................................................... 150 155
5 .00% , 3/1/31 ..................................................... 1,500 1,536
5 .00% , 3/1/31 ..................................................... 175 181
Pennsylvania Economic Development Financing Authority Revenue , Series B , 5 .00% , 6/15/31 ,
Continuously Callable @100 ........................................... 4,000 4,326
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A , 4 .00% , 6/1/41 , (Put Date 7/1/26) (b) ............................... 5,000 5,001
Series A , 2 .85% , 6/1/49 , (Put Date 9/1/26) (b) ............................... 1,250 1,250
Series B1 , 2 .95% , 4/1/49 , (Put Date 7/15/26) (b) ............................. 1,000 999
Pennsylvania Higher Education Assistance Agency Revenue AMT , Series 1A , 5 .00% , 6/1/30 . 500 526
Philadelphia IDA Revenue
5 .00% , 6/15/28 (a) .................................................. 210 213
5 .00% , 6/15/29 , Continuously Callable @100 (a) ............................. 220 223
5 .00% , 6/15/30 , Continuously Callable @100 (a) ............................. 145 147
Series DB-8161 , 1 .70% , 7/1/61 , Callable 8/6/26 @ 100 (a) (d) .................... 5,000 5,000
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 177 181
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 89 94
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,190 1,116
Series B1 , 0.00% , 6/30/44 , Continuously Callable @90 (f) ...................... 595 443
33,646
Rhode Island (0.2%):
Rhode Island Student Loan Authority Revenue AMT , Series A , 5 .00% , 12/1/31 ........... 830 890
South Carolina (1.3%):
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... 2,220 2,276

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina Jobs-Economic Development Authority Revenue , 4 .00% , 12/1/35 ,
Continuously Callable @100 ........................................... $ 3,000 $ 3,026
South Carolina Jobs-Economic Development Authority Revenue AMT , Series A , 3 .95% , 4/1/33 2,750 2,737
8,039
Tennessee (2.2%):
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , Series B , 5 .00% , 7/1/32 .................................. 2,000 2,189
Metropolitan Government Nashville & Davidson County Industrial Development Board
Revenue AMT , 3 .88% , 8/1/31 , (Put Date 8/3/26) (b) .......................... 2,000 1,999
Tennergy Corp. Revenue
Series A , 4 .00% , 12/1/51 , (Put Date 9/1/28) (b) .............................. 4,130 4,186
Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (b) ............................. 5,000 5,298
13,672
Texas (8.3%):
City of Austin Airport System Revenue AMT , Series B , 5 .00% , 11/15/32 ............... 2,000 2,192
City of Galveston Wharves & Terminal Revenue AMT
Series A , 5 .00% , 8/1/26 .............................................. 250 251
Series A , 5 .00% , 8/1/27 .............................................. 280 286
Series A , 5 .00% , 8/1/28 .............................................. 230 239
Series A , 5 .00% , 8/1/29 .............................................. 250 264
Series A , 5 .00% , 8/1/30 .............................................. 345 368
Series A , 5 .00% , 8/1/31 .............................................. 660 712
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 911
5 .00% , 8/15/31 .................................................... 680 713
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 472
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 970
Dallas Fort Worth International Airport Revenue AMT , Series A-2 , 5 .00% , 11/1/50 , (Put Date
11/1/32) (b) ....................................................... 3,000 3,244
Harris County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 7/1/49 , (Put Date 12/1/26) (b) ..................................... 1,400 1,415
Series A , 5 .00% , 11/15/54 , (Put Date 5/15/32) (b) ............................ 2,000 2,152
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 1 .70% , 3/1/60 , Continuously Callable @100 (a) (d) ....................... 5,820 5,820
Las Varas Public Facility Corp. Revenue , Series A , 3 .35% , 11/1/44 , (Put Date 11/1/29) (b) ... 3,500 3,490
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 302
4 .00% , 4/1/29 ..................................................... 405 415
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 358
Mission Economic Development Corp. Revenue AMT , 5 .00% , 12/1/64 , (Put Date 6/1/30) (b) . 800 837
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/27 (g) ............................................ 1,251 1,244
Series A , 5 .00% , 7/1/28 (g) ............................................ 2,135 2,124
Series B2 , 4 .63% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,001
Series B3 , 4 .25% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,005
Port of Port Arthur Navigation District Revenue
Series A , 1 .50% , 4/1/40 , Continuously Callable @100 (d) ...................... 6,185 6,185
Series B , 1 .50% , 4/1/40 , Continuously Callable @100 (d) ...................... 4,275 4,275
Series C , 1 .50% , 4/1/40 , Continuously Callable @100 (d) ...................... 3,255 3,255
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,047
Texas Municipal Gas Acquisition & Supply Corp. V Revenue , 5 .00% , 1/1/55 , (Put Date
1/1/34) (b) ........................................................ 2,000 2,129
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... 2,355 2,400
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 1 .70% , 8/1/62 , Continuously Callable @100 (a) (d) ....................... 600 600
51,676
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 443
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 228
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,000
1,671

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia (1.7%):
James City County Economic Development Authority Revenue , Series A , 4 .00% , 12/1/30 ,
Continuously Callable @103 ........................................... $ 220 $ 220
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .70% , 6/1/63 , Continuously Callable @100 (a) (d) .......... 5,855 5,855
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (a) (g) .. 1,074 387
Marquis Community Development Authority of York County Tax Allocation
Series A , 1 .02% , 9/1/36 (g) ............................................ 3,506 1,262
Series C , 9/1/41 (e) .................................................. 5,111 5
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @101 ........ 1,700 1,706
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 , Continuously
Callable @103 ..................................................... 1,250 1,313
10,748
Washington (0.9%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,007
5 .00% , 8/15/27 .................................................... 2,175 2,206
Series B-3 , 5 .00% , 8/1/49 , (Put Date 8/1/26) (b) ............................. 1,000 1,001
Washington State Housing Finance Commission Revenue , Series A , 5 .00% , 7/1/26 ........ 290 290
5,504
West Virginia (0.1%):
County of Ohio Special District Excise Tax Revenue , Series A , 5 .00% , 6/1/26 ............ 525 525
Wisconsin (2.7%):
Public Finance Authority Revenue
4 .00% , 3/1/27 (a) ................................................... 795 792
4 .00% , 3/1/28 (a) ................................................... 840 830
Series 1-A , 3 .60% ( SOFR + 115 bps ) , 12/1/68 , (Put Date 5/1/29) (a) (b) (c) ............ 3,000 2,999
Series A , 5 .00% , 6/1/30 .............................................. 750 773
Series B , 5 .00% , 12/1/30 ............................................. 2,405 2,535
Series B , 5 .00% , 12/1/31 ............................................. 2,725 2,887
Series WI , 3 .25% , 1/1/30 ............................................. 1,795 1,787
Series WI , 5 .00% , 4/1/30 (a) ........................................... 500 513
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 3/15/30 .................................................... 325 328
Series B , 4 .00% , 9/15/26 ............................................. 110 110
Series B , 4 .00% , 9/15/27 ............................................. 140 141
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 201
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 307
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 320
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 313
Series B-2 , 5 .00% , 2/15/51 , Pre-refunded 8/15/26 @ 100 ....................... 2,000 2,010
16,846
Total Municipal Bonds (Cost $632,176)
a
a
a
621,273
Total Investments (Cost $632,176) — 99.8% 621,273
Other assets in excess of liabilities —  0.2% 1,211
NET ASSETS - 100.00% $ 622,484
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $59,648
(thousands) and amounted to 9.6% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2026.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
AMT
—
Alternative Minimum Tax

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
IDA
—
Industrial Development Authority
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.1%)
California (98.2%):
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (a) ................................................... $ 1,250 $ 727
Albany Unified School District, GO , Series B , 4 .00% , 8/1/46 , Continuously Callable @100 .. 1,500 1,443
Bay Area Toll Authority Revenue , Series A , 2 .82% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (b) (c) ...................................................... 15,000 15,015
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,137
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,049
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT
Series B , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 4,875 5,042
Series B , 5 .50% , 7/1/55 , Continuously Callable @100 ......................... 1,250 1,344
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.) , Series B , 4 .50% , 7/1/54 , Continuously Callable @100 .... 1,000 954
California Community Choice Financing Authority Revenue , Series C , 5 .00% , 12/1/55 , (Put
Date 10/1/33) (c) .................................................... 500 521
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (d) ................................................... 1,900 1,762
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 436
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 448
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 875
California Educational Facilities Authority Revenue
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,030
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .25% , 11/1/50 , Continuously Callable @100 ........................ 1,000 946
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,349
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 492
California Enterprise Development Authority Revenue
5 .00% , 6/1/44 , Continuously Callable @100 (d) ............................. 750 761
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,722
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 620
5 .00% , 6/1/54 , Continuously Callable @100 (d) ............................. 2,485 2,392
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,081
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,684
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,110
Series A , 4 .00% , 4/1/49 , Pre-refunded 4/1/30 @ 100 .......................... 55 58
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 13,994
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,014
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,648
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,000 2,040
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,313
California Municipal Finance Authority Certificates of Participation , 5 .25% , 6/1/55 ,
Continuously Callable @100 ........................................... 3,000 3,093
California Municipal Finance Authority Certificates of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,051
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 504
California Municipal Finance Authority Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 5,811
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 853
5 .00% , 7/1/55 , Continuously Callable @103 ............................... 1,000 1,028
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 753
Series A , 5 .50% , 5/1/44 , Continuously Callable @100 (d) ...................... 290 291
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,837
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 992
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 984
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... 750 630
Series A , 5 .00% , 4/1/54 , Continuously Callable @103 ......................... 1,540 1,477

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .75% , 5/1/54 , Continuously Callable @100 (d) ...................... $ 710 $ 694
Series A , 5 .25% , 9/1/55 , Continuously Callable @100 ......................... 430 434
Series A , 5 .50% , 9/1/56 , Continuously Callable @100 ......................... 150 162
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 906
Series A , 5 .88% , 5/1/59 , Continuously Callable @100 (d) ...................... 305 308
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,902
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 1,984
Series B , 5 .00% , 5/15/47 , Continuously Callable @101 ........................ 2,500 2,516
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (d) ................................................... 5,470 5,580
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,004
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 3,000
Series A , 5 .00% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,013
Series A , 5 .10% , 4/1/66 , (Put Date 4/1/33) (c) (d) ............................. 1,500 1,486
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (d) ............................. 1,600 1,600
5 .00% , 8/1/46 , Continuously Callable @100 (d) ............................. 2,050 1,974
5 .00% , 7/1/49 , Continuously Callable @103 (d) ............................. 1,000 998
6 .00% , 6/1/56 , Continuously Callable @101 (d) ............................. 300 310
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (d) ...................... 3,420 3,408
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 1,385 1,285
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 900 817
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 3,150 3,021
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 1,050 983
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (d) ...................... 2,000 1,874
Series A , 5 .25% , 7/1/56 , Continuously Callable @100 (d) ...................... 1,040 1,027
Series IS , 5 .00% , 8/1/42 , Continuously Callable @100 (d) ...................... 1,000 1,001
Series IS , 5 .00% , 8/1/52 , Continuously Callable @100 (d) ...................... 1,000 925
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,752
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,758
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,417
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 1,956
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,739
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,004
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,507
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 3,713
California Statewide Communities Development Authority Special Tax
Series A , 5 .00% , 9/2/55 , Continuously Callable @100 ......................... 1,255 1,262
Series C-2 , 5 .00% , 9/2/56 , Continuously Callable @100 ....................... 740 745
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,000 8,529
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 764
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (d) ........................................ 1,750 1,462
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 1,250 1,184
Series A , 5 .00% , 9/1/55 , Continuously Callable @100 (d) ...................... 1,000 964
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 640 596
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,318
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,021
City of Los Angeles Department of Airports Revenue AMT
Series A , 5 .00% , 5/15/55 , Continuously Callable @100 ........................ 1,500 1,552
Series C , 4 .00% , 5/15/50 , Continuously Callable @100 ........................ 1,840 1,642

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (d) .......... $ 2,000 $ 2,040
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.) , 4 .00% , 11/15/44 ,
Continuously Callable @100 ........................................... 5,000 4,925
City of Upland Certificates of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,731
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,006
County of Sacramento Airport System Revenue AMT , Series D , 5 .25% , 7/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,087
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,235
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (e) ........................................................ 15,000 11,755
1/15/35 (e) ........................................................ 7,500 5,658
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,004
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,945
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,402
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 453
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 452
Irvine Unified School District Special Tax
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,039
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,007
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,007
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,004
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 524
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 999
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,654
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,026
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,407
Los Angeles Department of Water & Power Revenue , Series C , 5 .00% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,500 1,555
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,806
Manteca Unified School District Special Tax , Series A , 5 .00% , 9/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,008
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,793
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,296
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,441
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,348
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,662
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,008
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,500 3,504
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (e) .................................................. 7,500 6,629
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series 2004-A , 8/1/31 (e) ... 12,230 10,082
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (e) ... 5,500 5,469
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 4,811
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,242

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 1 .00% , 5/15/45 , Callable 7/1/26 @ 100 (f) ... $ 310 $ 310
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,736
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,582
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,100
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,007
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,002
San Diego County Regional Airport Authority Revenue AMT
Series B , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 3,000 2,802
Series B , 5 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,685 1,706
Series B , 5 .50% , 7/1/55 , Continuously Callable @100 ......................... 1,500 1,598
Series B , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 5,250 5,315
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT
Series A , 5 .25% , 5/1/49 , Continuously Callable @100 ......................... 3,400 3,564
Series A , 5 .50% , 5/1/55 , Continuously Callable @100 ......................... 12,000 12,758
Series D , 5 .25% , 5/1/55 , Continuously Callable @100 ........................ 2,000 2,080
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,090
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 860
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,344
Tahoe-Truckee Unified School District Certificates of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,000
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 655 641
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,181
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 804
University of California Revenue , Series AL-2 , 0 .90% , 5/15/48 , Callable 7/1/26 @ 100 (f) ... 6,550 6,550
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,831
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,487
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 997
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,550
Washington Township Health Care District, GO , Series A , 4 .00% , 8/1/51 , Continuously
Callable @100 ..................................................... 3,280 2,899
390,219
Guam (0.9%):
Antonio B Won Pat International Airport Authority Revenue AMT , Series A , 5 .25% , 10/1/41 ,
Continuously Callable @100 ........................................... 100 107
Guam Government Waterworks Authority Revenue , Series A , 5 .50% , 7/1/55 , Continuously
Callable @100 ..................................................... 750 781
Guam Power Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ... 2,800 2,815
3,703
Total Municipal Bonds (Cost $401,075)
a
a
a
393,922
Total Investments (Cost $401,075) — 99.1% 393,922
Other assets in excess of liabilities —  0.9% 3,502
NET ASSETS - 100.00% $ 397,424
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2026.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $38,743
(thousands) and amounted to 9.7% of net assets.
(e) Zero-coupon bond.

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.4%)
ABS Other (0.8%):
Consumers 2014 Securitization Funding LLC , Series 2014-A , Class A3 , 3 .53% , 5/1/29 ..... $ 1,974 $ 1,957
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 5,000 4,855
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 2,986 2,673
9,485
Agency ABS Other (0.6%):
Nelnet Student Loan Trust ................................................
Series 2006-3 , Class B , 4 .20% ( SOFR90A + 51 bps ) , 6/25/41 , Callable 6/25/26 @ 100 (a) 1,214 1,130
Series 2015-3A , Class A2 , 4 .33% ( SOFR30A + 71 bps ) , 2/27/51 , Callable 9/25/29 @
100 (a) (b) ......................................................... 528 527
Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 4/25/33 @ 100 (b) .............. 3,052 2,762
SLM Student Loan Trust ..................................................
Series 2006-4 , Class B , 4 .13% ( SOFR90A + 46 bps ) , 1/25/70 , Callable 10/25/30 @ 100 (a) 1,722 1,665
Series 2013-6 , Class A3 , 4 .38% ( SOFR30A + 76 bps ) , 6/25/55 , Callable 2/25/32 @ 100 (a) 1,409 1,402
7,486
Total Asset-Backed Securities (Cost $17,508)
a
a
a
16,971
Collateralized Mortgage Obligations (16.3%)
Agency CMO (0.4%):
Federal Home Loan Mortgage Corporation REMICS , Series 4772 , Class ZG , 4 .50% , 12/15/47 1,958 1,900
Government National Mortgage Association , Series 2025-131 , Class ZM , 4 .50% , 8/20/65 ... 3,103 2,868
4,768
Agency CMO Floating (0.7%):
Federal Home Loan Mortgage Corporation REMICS .............................
Series 3134 , Class FA , 4 .06% ( SOFR30A + 41 bps ) , 3/15/36 (a) ................... 215 213
Series 4023 , Class PF , 4 .31% ( SOFR30A + 66 bps ) , 10/15/41 (a) ................... 131 131
Series 5522 , Class BF , 4 .66% ( SOFR30A + 105 bps ) , 3/25/55 (a) .................. 1,930 1,938
Series 5525 , Class FA , 4 .81% ( SOFR30A + 120 bps ) , 4/25/55 (a) .................. 1,286 1,291
Series 5611 , Class LE , 4 .50% , 8/25/49 .................................... 2,602 2,562
Federal National Mortgage Association REMICS ................................
Series 2005-29 , Class FY , 4 .03% ( SOFR30A + 41 bps ) , 4/25/35 (a) ................. 333 332
Series 2007-84 , Class F , 4 .03% ( SOFR30A + 41 bps ) , 8/25/37 (a) .................. 253 251
Series 2024-96 , Class FC , 4 .81% ( SOFR30A + 120 bps ) , 12/25/54 (a) ............... 2,006 2,015
8,733
Agency CMO Other (6.4%):
Federal Home Loan Mortgage Corporation REMICS .............................
Series 4623 , Class H , 2 .50% , 11/15/44 .................................... 831 768
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,483 2,517
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,039 2,025
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 1,505 1,517
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 2,847 2,844
Series 5575 , Class A , 5 .00% , 11/25/51 .................................... 1,935 1,932
Series 5598 , Class PG , 4 .50% , 11/25/55 ................................... 1,202 1,169
Series 5639 , Class DA , 4 .50% , 2/25/49 ................................... 2,847 2,787
Series 5648 , Class MP , 4 .50% , 10/25/55 ................................... 2,975 2,890
Series 5648 , Class NM , 4 .50% , 8/25/52 ................................... 2,420 2,379
Federal Home Loan Mortgage Corporation STRIPS , Series 446 , Class AK , 4 .35% , 5/25/31 .. 3,928 3,893
Federal National Mortgage Association REMICS ................................
Series 2012-100 , Class BA , 1 .50% , 9/25/27 ................................ 31 31
Series 2012-102 , Class GA , 1 .38% , 9/25/27 ................................ 62 61
Series 2012-103 , Class HB , 1 .50% , 9/25/27 ................................ 39 39
Series 2012-107 , Class GC , 1 .50% , 10/25/27 ............................... 50 50
Series 2012-73 , Class DC , 1 .50% , 7/25/27 ................................. 90 89
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 746 753
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 1,304 1,312
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 2,619 2,608
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 957 959
Series 2026-10 , Class AD , 4 .50% , 1/25/51 ................................. 2,715 2,665
Series 2026-12 , Class GB , 2 .50% , 10/25/51 ................................ 3,438 3,004

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... $ 2,427 $ 1,853
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,308 2,026
Series 2022-68 , Class WQ , 3 .80% , 5/20/50 (c) .............................. 3,465 3,377
Series 2022-90 , Class QU , 4 .00% , 11/20/49 ................................ 5,396 5,230
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 2,645 2,683
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 822 832
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,459 1,473
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 415 417
Series 2023-196 , Class E , 3 .00% , 9/20/48 ................................. 2,722 2,584
Series 2023-53 , Class QA , 5 .00% , 6/20/49 ................................. 2,372 2,389
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 1,910 1,893
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 409 413
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 945 942
Series 2024-64 , Class NK , 5 .00% , 1/20/51 ................................. 2,472 2,466
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,042 1,048
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 1,568 1,547
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,417 1,385
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 1,899 1,905
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 1,768 1,753
Series 2025-175 , Class AP , 4 .50% , 10/20/55 ................................ 1,921 1,883
Series 2025-196 , Class GA , 4 .75% , 5/20/65 ................................ 2,888 2,878
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 1,747 1,747
79,016
Agency Commercial MBS (8.8%):
Federal Home Loan Mortgage Corporation .....................................
Series K057 , Class A2 , 2 .57% , 7/25/26 ................................... 4,325 4,309
Series K080 , Class A2 , 3 .93% , 7/25/28 (c) ................................. 5,000 4,956
Series K126 , Class A2 , 2 .07% , 1/25/31 ................................... 2,860 2,587
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 5,000 4,443
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 2,000 1,781
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 3,000 2,687
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,000 4,462
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 5,183 4,643
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 3,423 3,083
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 3,000 2,752
Series K147 , Class A2 , 3 .00% , 6/25/32 (c) ................................. 3,000 2,763
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 3,000 2,840
Series K-172 , Class A2 , 4 .58% , 8/25/35 (c) ................................. 7,000 6,936
Series K523 , Class AS , 4 .20% ( SOFR30A + 55 bps ) , 5/25/29 , Callable 4/25/29 @ 100 (a) . 2,993 3,000
Series K536 , Class AS , 4 .15% ( SOFR30A + 50 bps ) , 11/25/29 (a) .................. 2,743 2,746
Series K759 , Class A2 , 4 .80% , 1/25/32 (c) ................................. 3,000 3,043
Series KPLB2 , Class A , 4 .83% , 6/25/33 (d) ................................. 5,000 5,048
Federal National Mortgage Association .......................................
Series 2017-M12 , Class A2 , 3 .06% , 6/25/27 (c) .............................. 2,997 2,966
Series 2017-M8 , Class A2 , 3 .06% , 5/25/27 (c) ............................... 5,128 5,079
Series 2018-M10 , Class A2 , 3 .36% , 7/25/28 (c) .............................. 7,376 7,257
Series 2018-M4 , Class A2 , 3 .07% , 3/25/28 (c) ............................... 1,715 1,684
Series 2021-M3G , Class A2 , 1 .24% , 1/25/31 (c) ............................. 3,000 2,623
Series 2022-M12 , Class A , 3 .02% , 12/25/28 (c) .............................. 5,471 5,308
Series 2022-M13 , Class A2 , 2 .59% , 6/25/32 ................................ 10,671 9,633
Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ................................ 5,000 4,528
Series 2022-M3 , Class A2 , 1 .71% , 11/25/31 (c) .............................. 4,000 3,470
Series 2023-M4 , Class A2 , 3 .77% , 8/25/32 (c) ............................... 4,000 3,839
108,466
Total Collateralized Mortgage Obligations (Cost $200,689)
a
a
a
200,983
Corporate Bonds (1.8%)
Financials (0.1%):
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,106 2,087

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (1.7%):
Appalachian Power Recovery Funding LLC , 4 .96% , 10/1/37 ........................ $ 5,000 $ 5,043
Centerpoint Energy Restoration Bond Co. II LLC , 4 .26% , 7/1/47 ..................... 4,000 3,931
Centerpoint Energy Restoration Bond Co. III LLC , 4 .48% , 6/15/36 ................... 4,000 3,920
Duke Energy Carolinas SC Storm Funding LLC , 4 .90% , 3/1/46 ...................... 541 535
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/40 ....................... 3,207 3,231
Tennessee Valley Authority , 3 .50% , 12/15/42 ................................... 5,000 4,114
20,774
Total Corporate Bonds (Cost $23,223)
a
a
a
22,861
Municipal Bonds (0.7%)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 139 137
State of Hawaii, GO , Series GN , 4 .94% , 10/1/37 , Continuously Callable @100 ........... 2,000 1,996
2,133
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .15% , 2/1/33 .............................................. 3,150 3,130
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,962
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 538 544
5,636
Texas (0.0%):(e)
State of Texas, GO , 4 .86% , 10/1/35 , Continuously Callable @100 .................... 500 502
Total Municipal Bonds (Cost $8,323)
a
a
a
8,271
U.S. Government Agency Mortgages (48.3%)
Federal Farm Credit Banks Funding Corporation
3 .98% , 2/5/29 ..................................................... 3,000 2,969
2 .55% , 12/21/34 .................................................... 3,000 2,526
2 .20% , 9/2/36 ..................................................... 2,000 1,574
5 .60% , 8/5/39 ..................................................... 4,000 3,979
11,048
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... 4,000 3,944
4 .40% , 11/1/29 ..................................................... 3,355 3,341
3 .00% , 3/1/32 - 5/1/52 ............................................... 15,413 13,929
3 .42% , 10/1/33 .................................................... 346 322
3 .50% , 10/1/33 - 7/1/52 .............................................. 20,727 19,112
4 .00% , 10/1/33 - 12/1/52 ............................................. 21,391 20,534
4 .75% , 4/1/35 ..................................................... 3,300 3,304
5 .50% , 12/1/35 - 1/1/55 .............................................. 23,964 24,207
1 .50% , 4/1/37 ..................................................... 2,517 2,258
5 .00% , 3/1/38 - 3/1/56 ............................................... 61,163 60,722
5 .10% , 7/1/40 ..................................................... 994 1,006
4 .50% , 10/1/40 - 5/1/55 .............................................. 19,616 19,136
2 .50% , 5/1/42 ..................................................... 2,189 1,961
3 .93% ( SOFR30A + 226 bps ) , 8/1/52 (a) .................................... 5,542 5,474
6 .50% , 2/1/53 ..................................................... 1,523 1,590
6 .00% , 8/1/53 - 3/1/55 ............................................... 8,405 8,612
189,452
Federal National Mortgage Association
2 .25% , 11/1/26 ..................................................... 1,699 1,684
3 .00% , 2/1/27 - 4/1/52 ............................................... 11,684 10,429
2 .48% , 11/1/29 ..................................................... 858 807
1 .74% , 2/1/31 ..................................................... 2,945 2,610
1 .64% , 9/1/31 ..................................................... 1,250 1,085
1 .21% , 10/1/32 (c) .................................................. 2,283 2,011
2 .13% , 1/1/34 ..................................................... 3,975 3,396

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .46% , 4/1/35 ..................................................... $ 4,962 $ 4,875
5 .00% , 12/1/35 - 11/1/55 .............................................. 41,475 41,196
1 .50% , 3/1/37 ..................................................... 2,298 2,066
5 .50% , 11/1/37 - 1/1/56 .............................................. 41,591 42,024
4 .50% , 1/1/38 - 1/1/56 ............................................... 38,768 37,593
4 .00% , 4/1/38 - 2/1/55 ............................................... 39,641 37,495
6 .00% , 5/1/38 - 11/1/54 .............................................. 2,039 2,101
4 .29% , 10/1/39 .................................................... 2,366 2,224
2 .50% , 6/1/41 - 3/1/52 ............................................... 17,641 15,161
3 .50% , 1/1/42 - 12/1/52 .............................................. 33,319 30,699
3 .48% , 7/1/42 ..................................................... 496 452
4 .24% , 4/1/43 (c) ................................................... 1,225 1,176
2 .44% , 10/1/51 .................................................... 2,575 1,715
2 .00% , 11/1/51 - 12/1/51 .............................................. 22,275 18,017
258,816
Government National Mortgage Association
7 .00% , 5/15/27 - 7/15/32 ............................................. 161 165
8 .00% , 5/15/27 - 9/15/30 ............................................. 63 66
7 .50% , 2/15/28 - 10/20/54 ............................................. 1,152 1,172
6 .00% , 4/15/28 - 10/20/53 ............................................. 5,516 5,699
6 .50% , 5/15/28 - 8/20/34 ............................................. 718 746
6 .75% , 5/15/28 .................................................... 1 1
5 .50% , 4/20/33 - 2/20/54 ............................................. 17,107 17,433
5 .00% , 5/20/33 - 11/20/54 ............................................. 13,916 13,856
2 .50% , 1/20/37 - 7/20/53 ............................................. 38,811 33,237
4 .50% , 9/15/39 - 3/20/56 ............................................. 22,359 21,772
4 .00% , 7/15/40 - 6/20/52 ............................................. 3,732 3,494
3 .00% , 8/20/51 - 12/20/53 ............................................. 28,636 25,362
3 .50% , 4/20/52 - 6/20/52 ............................................. 3,015 2,708
125,711
Small Business Administration Pools
3 .90% ( PRIME - 285 bps ) , 9/25/31 (a) ..................................... 1,947 1,940
6 .38% ( PRIME - 38 bps ) , 2/25/32 (a) ...................................... 1,658 1,709
7 .62% ( PRIME + 88 bps ) , 2/25/32 (a) ...................................... 766 801
8 .35% ( PRIME + 160 bps ) , 2/25/32 (a) ..................................... 1,450 1,535
6 .87% ( PRIME + 13 bps ) , 6/25/32 (a) ...................................... 1,023 1,062
4 .25% ( PRIME - 250 bps ) , 9/25/32 (a) ..................................... 1,587 1,590
5 .00% ( PRIME - 175 bps ) , 10/25/34 (a) ..................................... 803 814
9,451
Total U.S. Government Agency Mortgages (Cost $611,667)
a
a
a
594,478
U.S. Treasury Obligations (30.3%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 10,000 10,312
1 .75% , 8/15/41 .................................................... 7,000 4,666
2 .00% , 11/15/41 .................................................... 5,000 3,444
3 .38% , 8/15/42 .................................................... 5,000 4,155
3 .75% , 11/15/43 .................................................... 6,000 5,160
5 .00% , 5/15/45 .................................................... 5,000 5,020
4 .63% , 2/15/46 .................................................... 15,000 14,327
U.S. Treasury Notes
1 .38% , 8/31/26 .................................................... 2,000 1,988
1 .88% , 2/28/27 .................................................... 5,250 5,175
2 .75% , 4/30/27 .................................................... 10,000 9,900
2 .63% , 5/31/27 .................................................... 10,500 10,369
3 .13% , 8/31/27 .................................................... 13,000 12,871
4 .13% , 9/30/27 .................................................... 10,000 10,022
1 .13% , 2/29/28 .................................................... 7,000 6,663
1 .25% , 5/31/28 .................................................... 5,000 4,738
1 .13% , 8/31/28 .................................................... 12,000 11,259
1 .25% , 9/30/28 .................................................... 13,500 12,672
1 .38% , 10/31/28 .................................................... 8,200 7,702

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
2 .63% , 2/15/29 .................................................... $ 12,000 $ 11,563
2 .38% , 3/31/29 .................................................... 14,100 13,474
2 .88% , 4/30/29 .................................................... 16,000 15,486
2 .38% , 5/15/29 .................................................... 11,300 10,780
2 .75% , 5/31/29 .................................................... 13,750 13,248
3 .88% , 11/30/29 .................................................... 14,000 13,904
3 .88% , 12/31/29 .................................................... 8,000 7,943
3 .50% , 1/31/30 .................................................... 10,000 9,798
4 .88% , 10/31/30 .................................................... 16,000 16,478
0 .88% , 11/15/30 .................................................... 18,000 15,640
3 .63% , 12/31/30 .................................................... 5,000 4,895
1 .63% , 5/15/31 .................................................... 15,000 13,317
1 .25% , 8/15/31 .................................................... 16,000 13,833
1 .38% , 11/15/31 .................................................... 6,000 5,183
2 .88% , 5/15/32 .................................................... 13,000 12,086
4 .13% , 11/15/32 .................................................... 10,000 9,930
3 .50% , 2/15/33 .................................................... 15,000 14,330
3 .38% , 5/15/33 .................................................... 18,000 17,019
3 .88% , 8/15/34 .................................................... 8,000 7,736
4 .00% , 11/15/35 .................................................... 7,000 6,771
Total U.S. Treasury Obligations (Cost $382,490)
a
a
a
373,857
Shares
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 3 .50% (f) ............ 2,094,656 2,095
Total Investment Companies (Cost $2,095)
a
a
a
2,095
Principal Amount
(000)
Repurchase Agreements (0.8%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .58% , purchased on
5/29/26, with a maturity date of 6/1/26, with a repurchase value of $10,003 (collateralized by
U.S. Treasury Notes , 3.63%, due 8/31/29, with an aggregate value of $10,200) ........... $ 10,000 10,000
Total Repurchase Agreements (Cost $10,000)
a
a
a
10,000
Total Investments (Cost $1,255,995) — 99.8% 1,229,516
Other assets in excess of liabilities —  0.2% 2,155
NET ASSETS - 100.00% $ 1,231,671
(a) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2026.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $3,289
(thousands) and amounted to 0.3% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at May 31, 2026.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Rate disclosed is the daily yield on May 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of May 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of May 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of May 31, 2026.
STRIPS
—
Separately Trading Registered Interest and Principal Securities

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (47.0%)
Communication Services (4.9%):
Alphabet, Inc. , Class A ................................................... 42,169 $ 16,038
Alphabet, Inc. , Class C ................................................... 27,613 10,393
AT&T, Inc. ........................................................... 5,225 130
Charter Communications, Inc. , Class A (a) (b) ................................... 189 27
Comcast Corp. , Class A .................................................. 29,196 726
EchoStar Corp. , Class A (a) ................................................ 1,057 137
Electronic Arts, Inc. ..................................................... 1,990 401
Fox Corp. , Class A ...................................................... 1,072 69
Fox Corp. , Class B ...................................................... 827 47
Live Nation Entertainment, Inc. (a) ........................................... 1,691 285
Meta Platforms, Inc. , Class A .............................................. 16,254 10,281
Netflix, Inc. (a) ......................................................... 24,503 2,108
News Corp. , Class A ..................................................... 2,721 71
Omnicom Group, Inc. .................................................... 2,709 197
Paramount Skydance Corp. , Class B (b) ....................................... 2,494 26
Take-Two Interactive Software, Inc. (a) ........................................ 1,589 356
The Trade Desk, Inc. , Class A (a) ............................................ 2,436 53
The Walt Disney Co. .................................................... 13,618 1,387
TKO Group Holdings, Inc. , Class A .......................................... 350 72
T-Mobile US, Inc. ...................................................... 3,497 656
Verizon Communications, Inc. .............................................. 31,911 1,526
Warner Bros Discovery, Inc. (a) ............................................. 8,591 232
45,218
Consumer Discretionary (4.8%):
Airbnb, Inc. , Class A (a) .................................................. 3,008 401
Amazon.com, Inc. (a) .................................................... 72,549 19,634
AutoZone, Inc. (a) ....................................................... 236 693
Best Buy Co., Inc. ...................................................... 1,247 97
Booking Holdings, Inc. ................................................... 4,825 808
Carnival Corp. Ltd. ..................................................... 2,770 78
Carvana Co. , Class A (a) .................................................. 3,249 237
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 16,242 517
D.R. Horton, Inc. ....................................................... 3,028 445
Darden Restaurants, Inc. .................................................. 1,474 301
Deckers Outdoor Corp. (a) ................................................. 1,296 148
DoorDash, Inc. , Class A (a) ................................................ 1,675 267
eBay, Inc. ............................................................ 6,771 740
Expedia Group, Inc. ..................................................... 575 130
Ford Motor Co. ........................................................ 28,868 503
Garmin Ltd. ........................................................... 1,270 297
General Motors Co. ..................................................... 4,309 359
Genuine Parts Co. ...................................................... 1,110 110
Hasbro, Inc. ........................................................... 1,004 87
Hilton Worldwide Holdings, Inc. ............................................ 3,004 984
Lennar Corp. , Class A .................................................... 1,970 177
Lowe's Cos., Inc. ....................................................... 3,214 689
Marriott International, Inc. , Class A .......................................... 1,512 568
McDonald's Corp. ...................................................... 2,228 622
MGM Resorts International (a) .............................................. 1,171 51
NIKE, Inc. , Class B ..................................................... 9,000 416
O'Reilly Automotive, Inc. (a) ............................................... 6,159 535
PulteGroup, Inc. ........................................................ 2,359 279
Ralph Lauren Corp. , Class A ............................................... 420 153
Ross Stores, Inc. ....................................................... 2,808 651
Royal Caribbean Cruises Ltd. .............................................. 2,197 625
Starbucks Corp. ........................................................ 10,260 1,017
Tapestry, Inc. .......................................................... 3,019 439
Tesla, Inc. (a) .......................................................... 21,064 9,179
The Home Depot, Inc. ................................................... 5,161 1,637
The TJX Cos., Inc. ...................................................... 2,944 456
Tractor Supply Co. ...................................................... 6,907 218

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Ulta Beauty, Inc. (a) ..................................................... 87 $ 44
Wynn Resorts Ltd. ...................................................... 87 9
Yum! Brands, Inc. ...................................................... 2,220 328
44,929
Consumer Staples (2.1%):
Altria Group, Inc. ....................................................... 14,443 1,005
Archer-Daniels-Midland Co. ............................................... 3,352 267
Brown-Forman Corp. , Class B ............................................. 1,408 36
Bunge Global SA ....................................................... 932 115
Church & Dwight Co., Inc. ................................................ 630 60
Colgate-Palmolive Co. ................................................... 5,911 533
Constellation Brands, Inc. , Class A .......................................... 1,420 197
Costco Wholesale Corp. .................................................. 2,092 2,001
Kenvue, Inc. .......................................................... 19,074 330
Keurig Dr. Pepper, Inc. ................................................... 6,662 200
Kimberly-Clark Corp. (b) ................................................. 2,224 217
Mondelez International, Inc. , Class A ......................................... 11,574 708
Monster Beverage Corp. (a) ................................................ 4,374 385
PepsiCo, Inc. .......................................................... 8,481 1,223
Philip Morris International, Inc. ............................................. 10,426 1,849
Sysco Corp. ........................................................... 3,290 249
Target Corp. .......................................................... 3,796 482
The Campbell's Company (b) ............................................... 1,364 29
The Coca-Cola Co. ...................................................... 28,138 2,223
The Estee Lauder Cos., Inc. , Class A ......................................... 1,480 132
The Hershey Co. ....................................................... 910 177
The J.M. Smucker Co. ................................................... 957 99
The Kraft Heinz Co. ..................................................... 7,782 187
The Kroger Co. ........................................................ 7,825 486
The Procter & Gamble Co. ................................................ 17,371 2,494
Tyson Foods, Inc. , Class A ................................................ 2,503 153
Walmart, Inc. .......................................................... 34,226 3,962
19,799
Energy (1.3%):
Baker Hughes Co. , Class A ................................................ 8,513 544
Chevron Corp. ......................................................... 11,766 2,147
ConocoPhillips Co. ..................................................... 541 62
Devon Energy Corp. ..................................................... 8,486 378
Diamondback Energy, Inc. ................................................ 2,110 404
EOG Resources, Inc. .................................................... 4,595 613
Exxon Mobil Corp. ..................................................... 19,925 2,893
Halliburton Co. ........................................................ 8,466 329
Kinder Morgan, Inc. ..................................................... 3,889 121
Marathon Petroleum Corp. ................................................ 2,388 594
Occidental Petroleum Corp. ............................................... 3,679 208
ONEOK, Inc. .......................................................... 5,513 463
Phillips 66 Co. ......................................................... 3,188 561
SLB Ltd. ............................................................. 11,320 618
Targa Resources Corp. ................................................... 1,221 311
Texas Pacific Land Corp. ................................................. 301 118
The Williams Cos., Inc. .................................................. 14,335 1,023
Valero Energy Corp. ..................................................... 2,568 629
12,016
Financials (5.2%):
Aflac, Inc. ............................................................ 6,523 733
American Express Co. ................................................... 3,454 1,093
American International Group, Inc. .......................................... 6,463 480
Ameriprise Financial, Inc. ................................................. 1,152 513
Aon PLC , Class A ...................................................... 2,315 732
Apollo Global Management, Inc. ............................................ 486 63
Ares Management Corp. , Class A ........................................... 1,881 242
Arthur J. Gallagher & Co. ................................................. 2,370 477

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Bank of America Corp. ................................................... 34,136 $ 1,761
Berkshire Hathaway, Inc. , Class B (a) ......................................... 13,284 6,304
BlackRock, Inc. ........................................................ 1,116 1,168
Blackstone, Inc. ........................................................ 421 49
Block, Inc. , Class A (a) ................................................... 5,000 379
Capital One Financial Corp. ............................................... 4,293 807
Cboe Global Markets, Inc. ................................................ 633 211
Chubb Ltd. ........................................................... 825 257
Cincinnati Financial Corp. ................................................ 970 153
Citigroup, Inc. ......................................................... 10,197 1,284
CME Group, Inc. , Class A ................................................. 2,504 685
Coinbase Global, Inc. , Class A (a) ........................................... 1,893 358
Everest Group Ltd. ...................................................... 204 66
FactSet Research Systems, Inc. ............................................. 214 53
Fidelity National Information Services, Inc. .................................... 1,180 51
Fifth Third Bancorp ..................................................... 8,234 411
Fiserv, Inc. (a) .......................................................... 4,269 241
Global Payments, Inc. .................................................... 1,572 119
Huntington Bancshares, Inc. ............................................... 9,061 148
Intercontinental Exchange, Inc. ............................................. 5,129 758
JPMorgan Chase & Co. .................................................. 16,736 5,010
KeyCorp ............................................................. 2,645 56
KKR & Co., Inc. ....................................................... 4,994 479
Loews Corp. .......................................................... 2,090 216
M&T Bank Corp. ....................................................... 660 143
Marsh & McLennan Cos., Inc. ............................................. 5,030 805
Mastercard, Inc. , Class A ................................................. 5,891 2,910
MetLife, Inc. .......................................................... 4,334 358
Moody's Corp. ......................................................... 1,532 694
Morgan Stanley ........................................................ 4,160 865
MSCI, Inc. , Class A ..................................................... 991 626
Nasdaq, Inc. .......................................................... 3,477 322
Northern Trust Corp. .................................................... 40 7
PayPal Holdings, Inc. .................................................... 7,830 350
Principal Financial Group, Inc. ............................................. 2,475 256
Prudential Financial, Inc. ................................................. 2,120 213
Raymond James Financial, Inc. ............................................. 1,988 285
Regions Financial Corp. .................................................. 9,785 274
Robinhood Markets, Inc. , Class A (a) ......................................... 3,492 329
S&P Global, Inc. ....................................................... 1,722 730
State Street Corp. ....................................................... 2,324 362
Synchrony Financial ..................................................... 6,100 436
T. Rowe Price Group, Inc. ................................................. 1,970 206
The Allstate Corp. ...................................................... 3,038 626
The Bank of New York Mellon Corp. ......................................... 5,526 770
The Charles Schwab Corp. ................................................ 8,304 725
The Goldman Sachs Group, Inc. ............................................ 3,096 3,175
The Hartford Insurance Group, Inc. .......................................... 2,900 369
The PNC Financial Services Group, Inc. ...................................... 2,905 642
The Travelers Cos., Inc. .................................................. 2,350 686
Truist Financial Corp. .................................................... 5,847 282
U.S. Bancorp .......................................................... 5,908 324
Visa, Inc. , Class A ...................................................... 9,186 2,998
W.R. Berkley Corp. ..................................................... 4,011 255
Wells Fargo & Co. ...................................................... 20,730 1,607
Willis Towers Watson PLC ................................................ 801 200
48,187
Health Care (3.8%):
Abbott Laboratories ..................................................... 15,054 1,289
AbbVie, Inc. .......................................................... 13,178 2,869
Agilent Technologies, Inc. ................................................. 2,762 374
Amgen, Inc. ........................................................... 4,830 1,627
Becton Dickinson & Co. .................................................. 1,310 193

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Biogen, Inc. (a) ......................................................... 1,081 $ 212
Boston Scientific Corp. (a) ................................................. 12,299 594
Bristol-Myers Squibb Co. ................................................. 14,599 835
Cardinal Health, Inc. .................................................... 2,310 455
Cencora, Inc. .......................................................... 1,410 380
Centene Corp. (a) ....................................................... 2,019 120
CVS Health Corp. ...................................................... 6,602 601
DaVita, Inc. (a) ......................................................... 748 145
Dexcom, Inc. (a) ........................................................ 1,337 99
Edwards Lifesciences Corp. (a) ............................................. 5,760 498
Elevance Health, Inc. .................................................... 1,583 622
Eli Lilly & Co. ......................................................... 5,124 5,662
Gilead Sciences, Inc. .................................................... 8,764 1,178
HCA Healthcare, Inc. .................................................... 699 265
Henry Schein, Inc. (a) .................................................... 585 45
Humana, Inc. .......................................................... 886 271
IDEXX Laboratories, Inc. (a) ............................................... 808 455
Intuitive Surgical, Inc. (a) ................................................. 3,141 1,334
IQVIA Holdings, Inc. (a) .................................................. 1,549 282
Johnson & Johnson ..................................................... 17,080 3,849
Labcorp Holdings, Inc. ................................................... 522 136
McKesson Corp. ....................................................... 611 454
Medtronic PLC ........................................................ 3,801 281
Merck & Co., Inc. ...................................................... 16,731 1,986
Mettler-Toledo International, Inc. (a) ......................................... 250 295
Moderna, Inc. (a) (b) ..................................................... 5,492 259
Pfizer, Inc. ............................................................ 30,133 789
Quest Diagnostics, Inc. ................................................... 837 163
ResMed, Inc. .......................................................... 1,315 251
Revvity, Inc. .......................................................... 680 71
Solventum Corp. (a) ..................................................... 817 61
Stryker Corp. .......................................................... 3,361 1,025
The Cigna Group ....................................................... 2,052 569
Thermo Fisher Scientific, Inc. .............................................. 1,992 981
UnitedHealth Group, Inc. ................................................. 5,464 2,078
Veeva Systems, Inc. , Class A (a) ............................................. 292 51
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,699 760
Viatris, Inc. ........................................................... 10,317 168
Waters Corp. (a) ........................................................ 845 324
West Pharmaceutical Services, Inc. .......................................... 657 212
Zimmer Biomet Holdings, Inc. ............................................. 1,001 82
Zoetis, Inc. , Class A ..................................................... 3,969 308
35,558
Industrials (3.9%):
3M Co. .............................................................. 1,946 298
Allegion PLC ......................................................... 613 80
AMETEK, Inc. ........................................................ 2,775 627
Automatic Data Processing, Inc. ............................................ 1,082 240
Axon Enterprise, Inc. (a) .................................................. 123 55
C.H. Robinson Worldwide, Inc. ............................................. 614 110
Carrier Global Corp. ..................................................... 7,990 510
Caterpillar, Inc. ........................................................ 3,227 2,825
Cintas Corp. .......................................................... 4,174 715
Comfort Systems USA, Inc. ............................................... 152 278
Copart, Inc. (a) ......................................................... 9,139 299
Cummins, Inc. ......................................................... 1,300 841
Deere & Co. .......................................................... 1,348 731
Delta Air Lines, Inc. ..................................................... 3,845 317
Dover Corp. ........................................................... 936 198
Eaton Corp. PLC ....................................................... 2,511 1,006
EMCOR Group, Inc. .................................................... 211 174
Emerson Electric Co. .................................................... 4,724 679
Equifax, Inc. .......................................................... 1,023 170

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Expeditors International of Washington, Inc. .................................... 1,122 $ 177
Fastenal Co. ........................................................... 10,764 476
FedEx Corp. .......................................................... 1,829 753
Fortive Corp. .......................................................... 2,499 146
GE Vernova, Inc. ....................................................... 1,934 1,872
Generac Holdings, Inc. (a) ................................................. 452 126
General Dynamics Corp. .................................................. 1,726 599
General Electric Co. ..................................................... 7,501 2,428
Honeywell International, Inc. .............................................. 5,120 1,218
Howmet Aerospace, Inc. .................................................. 3,713 959
IDEX Corp. ........................................................... 360 76
Illinois Tool Works, Inc. .................................................. 1,946 481
Ingersoll Rand, Inc. ..................................................... 4,166 298
J.B. Hunt Transport Services, Inc. ........................................... 473 131
Jacobs Solutions, Inc. .................................................... 963 115
L3Harris Technologies, Inc. ............................................... 808 255
Lennox International, Inc. ................................................. 154 77
Lockheed Martin Corp. ................................................... 1,618 858
Masco Corp. .......................................................... 2,230 157
Nordson Corp. ......................................................... 255 73
Norfolk Southern Corp. .................................................. 2,167 661
Northrop Grumman Corp. ................................................. 1,346 759
Old Dominion Freight Line, Inc. ............................................ 1,764 397
Otis Worldwide Corp. .................................................... 2,705 192
PACCAR, Inc. ......................................................... 3,846 424
Paychex, Inc. .......................................................... 2,957 287
Pentair PLC ........................................................... 869 62
Quanta Services, Inc. .................................................... 1,444 1,028
Republic Services, Inc. , Class A ............................................ 2,086 418
Rockwell Automation, Inc. ................................................ 980 442
RTX Corp. ............................................................ 4,069 731
Snap-on, Inc. .......................................................... 233 86
Southwest Airlines Co. ................................................... 4,050 174
Stanley Black & Decker, Inc. .............................................. 1,161 92
Textron, Inc. .......................................................... 2,069 190
The Boeing Co. (a) ...................................................... 3,933 909
Trane Technologies PLC .................................................. 1,262 570
TransDigm Group, Inc. ................................................... 593 746
Uber Technologies, Inc. (a) ................................................ 11,330 798
Union Pacific Corp. ..................................................... 4,288 1,126
United Airlines Holdings, Inc. (a) ............................................ 2,080 239
United Parcel Service, Inc. , Class B .......................................... 6,209 662
United Rentals, Inc. ..................................................... 750 747
Veralto Corp. .......................................................... 2,045 168
Verisk Analytics, Inc. , Class A .............................................. 1,450 254
Vertiv Holdings Co. , Class A ............................................... 1,459 461
W.W. Grainger, Inc. ..................................................... 478 590
Waste Management, Inc. .................................................. 3,791 802
Westinghouse Air Brake Technologies Corp. .................................... 1,745 456
Xylem, Inc. ........................................................... 1,548 170
36,069
Information Technology (18.3%):
Accenture PLC , Class A .................................................. 2,116 396
Adobe, Inc. (a) ......................................................... 4,438 1,150
Advanced Micro Devices, Inc. (a) ............................................ 10,754 5,550
Akamai Technologies, Inc. (a) .............................................. 1,741 260
Amphenol Corp. , Class A ................................................. 11,268 1,676
Analog Devices, Inc. .................................................... 2,876 1,190
Apple, Inc. ........................................................... 107,356 33,501
Applied Materials, Inc. ................................................... 6,246 2,811
AppLovin Corp. , Class A (a) ............................................... 1,682 1,031
Arista Networks, Inc. (a) .................................................. 9,456 1,508
Autodesk, Inc. (a) ....................................................... 1,936 448

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Broadcom, Inc. ........................................................ 31,305 $ 13,986
Cadence Design Systems, Inc. (a) ............................................ 2,584 969
Ciena Corp. (a) ......................................................... 998 579
Cisco Systems, Inc. ..................................................... 22,361 2,693
Cognizant Technology Solutions Corp. , Class A ................................. 3,759 210
Coherent Corp. (a) ...................................................... 1,258 455
Corning, Inc. .......................................................... 4,014 727
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,363 996
Datadog, Inc. , Class A (a) ................................................. 2,997 741
Dell Technologies, Inc. , Class C ............................................ 2,512 1,057
F5, Inc. (a) ............................................................ 344 132
Fair Isaac Corp. (a) ...................................................... 40 50
First Solar, Inc. (a) ...................................................... 881 270
Fortinet, Inc. (a) ........................................................ 7,291 1,006
Gartner, Inc. (a) ........................................................ 538 87
GoDaddy, Inc. , Class A (a) ................................................. 752 65
Hewlett Packard Enterprise Co. ............................................. 9,551 411
HP, Inc. .............................................................. 7,898 214
Intel Corp. (a) .......................................................... 31,533 3,616
International Business Machines Corp. ........................................ 5,772 1,719
Intuit, Inc. ............................................................ 2,548 845
Jabil, Inc. ............................................................ 730 266
Keysight Technologies, Inc. (a) ............................................. 1,865 631
KLA Corp. ........................................................... 1,040 1,999
Lam Research Corp. ..................................................... 9,963 3,170
Lumentum Holdings, Inc. (a) ............................................... 481 411
Microchip Technology, Inc. ................................................ 2,740 259
Micron Technology, Inc. .................................................. 7,452 7,236
Microsoft Corp. ........................................................ 49,462 22,270
Monolithic Power Systems, Inc. ............................................ 38 60
Motorola Solutions, Inc. .................................................. 1,485 599
NetApp, Inc. .......................................................... 2,469 430
NVIDIA Corp. ......................................................... 161,641 34,128
ON Semiconductor Corp. (a) ............................................... 4,061 490
Oracle Corp. .......................................................... 11,223 2,534
Palantir Technologies, Inc. , Class A (a) ........................................ 11,368 1,780
Palo Alto Networks, Inc. (a) ................................................ 4,863 1,370
Qnity Electronics, Inc. ................................................... 1,483 231
QUALCOMM, Inc. ..................................................... 8,779 2,204
Roper Technologies, Inc. .................................................. 798 260
Salesforce, Inc. ........................................................ 7,384 1,411
Sandisk Corp. (a) ....................................................... 962 1,631
Seagate Technology Holdings PLC .......................................... 1,172 1,031
ServiceNow, Inc. (a) ..................................................... 9,079 1,129
Synopsys, Inc. (a) ....................................................... 1,747 831
TE Connectivity PLC .................................................... 2,933 626
Teledyne Technologies, Inc. (a) ............................................. 60 37
Teradyne, Inc. ......................................................... 1,121 420
Texas Instruments, Inc. ................................................... 4,512 1,379
VeriSign, Inc. .......................................................... 690 197
Western Digital Corp. .................................................... 2,890 1,535
Zebra Technologies Corp. (a) ............................................... 269 66
170,970
Materials (0.9%):
Air Products and Chemicals, Inc. ............................................ 1,850 515
Albemarle Corp. ....................................................... 1,169 206
Avery Dennison Corp. ................................................... 660 105
Ball Corp. ............................................................ 2,732 149
CF Industries Holdings, Inc. ............................................... 2,537 285
Corteva, Inc. .......................................................... 5,118 401
Dow, Inc. ............................................................ 8,496 287
DuPont de Nemours, Inc. ................................................. 2,966 144
Ecolab, Inc. ........................................................... 1,433 367

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Freeport-McMoRan, Inc. ................................................. 15,881 $ 1,044
International Flavors & Fragrances, Inc. ....................................... 645 49
International Paper Co. ................................................... 2,781 93
Linde PLC ............................................................ 3,074 1,529
LyondellBasell Industries NV , Class A ........................................ 3,430 229
Martin Marietta Materials, Inc. ............................................. 721 419
Newmont Corp. ........................................................ 4,083 448
Nucor Corp. ........................................................... 2,641 660
Packaging Corp. of America ............................................... 179 39
PPG Industries, Inc. ..................................................... 1,640 185
Smurfit Westrock PLC ................................................... 4,679 193
Steel Dynamics, Inc. ..................................................... 183 48
The Mosaic Co. ........................................................ 4,418 106
The Sherwin-Williams Co. ................................................ 2,304 700
Vulcan Materials Co. .................................................... 1,110 314
8,515
Real Estate (0.8%):
American Tower Corp. ................................................... 2,283 427
AvalonBay Communities, Inc. .............................................. 981 179
BXP, Inc. ............................................................. 874 52
Camden Property Trust ................................................... 590 63
CBRE Group, Inc. , Class A (a) .............................................. 3,165 396
Crown Castle, Inc. ...................................................... 1,116 102
Digital Realty Trust, Inc. .................................................. 1,571 298
Equinix, Inc. .......................................................... 796 850
Equity Residential ...................................................... 2,830 185
Essex Property Trust, Inc. ................................................. 357 97
Extra Space Storage, Inc. ................................................. 1,230 178
Federal Realty Investment Trust ............................................ 462 55
Healthpeak Properties, Inc. ................................................ 3,912 75
Host Hotels & Resorts, Inc. ................................................ 4,081 94
Invitation Homes, Inc. ................................................... 3,136 92
Iron Mountain, Inc. ..................................................... 3,876 497
Kimco Realty Corp. ..................................................... 4,832 116
Mid-America Apartment Communities, Inc. .................................... 649 84
Prologis, Inc. .......................................................... 5,650 811
Public Storage ......................................................... 997 303
Realty Income Corp. .................................................... 1,638 100
Regency Centers Corp. ................................................... 1,209 94
Simon Property Group, Inc. ............................................... 2,004 411
UDR, Inc. ............................................................ 1,713 63
Ventas, Inc. ........................................................... 3,829 323
Welltower, Inc. ......................................................... 4,568 938
Weyerhaeuser Co. ...................................................... 7,171 176
7,059
Utilities (1.0%):
Alliant Energy Corp. .................................................... 1,641 118
Ameren Corp. ......................................................... 2,397 259
American Electric Power Co., Inc. ........................................... 4,687 594
Atmos Energy Corp. ..................................................... 760 129
CenterPoint Energy, Inc. .................................................. 6,902 292
CMS Energy Corp. ...................................................... 2,629 191
Consolidated Edison, Inc. ................................................. 2,413 255
Constellation Energy Corp. ................................................ 3,573 1,027
Dominion Energy, Inc. ................................................... 3,555 238
DTE Energy Co. ....................................................... 1,540 220
Duke Energy Corp. ...................................................... 5,048 620
Edison International ..................................................... 5,545 388
Entergy Corp. ......................................................... 3,368 367
Evergy, Inc. ........................................................... 1,539 126
Eversource Energy ...................................................... 2,689 184
Exelon Corp. .......................................................... 6,833 312

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
NextEra Energy, Inc. .................................................... 12,560 $ 1,092
NiSource, Inc. ......................................................... 3,843 178
NRG Energy, Inc. ....................................................... 2,797 375
PG&E Corp. .......................................................... 4,485 73
Pinnacle West Capital Corp. ............................................... 906 90
PPL Corp. ............................................................ 5,508 195
Public Service Enterprise Group, Inc. ......................................... 3,074 242
Sempra .............................................................. 2,820 251
The AES Corp. ........................................................ 6,388 94
The Southern Co. ....................................................... 7,674 705
Vistra Corp. ........................................................... 565 91
WEC Energy Group, Inc. ................................................. 3,468 385
Xcel Energy, Inc. ....................................................... 4,931 392
9,483
Total Common Stocks (Cost $113,853)
a
a
a
437,803
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc., CVR , expiring 4/9/29 (a) (d) ........................................ 1,784 — (e)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR , expiring 1/4/27 (a) (d) ................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (53.0%)
Alabama (3.6%):
Black Belt Energy Gas District Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ $ 570 601
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (f) ............................... 3,000 3,046
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 6,300 6,398
Series D-1 , 5 .50% , 6/1/49 , (Put Date 2/1/29) (f) .............................. 1,000 1,044
Series E , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,500 2,630
Series E , 5 .00% , 12/1/55 , (Put Date 5/1/35) (f) .............................. 1,250 1,328
Series F , 5 .00% , 6/1/36 , Continuously Callable @100 ......................... 1,000 1,045
Cooper Green Mercy Health Services Authority Revenue , 5 .25% , 9/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,063
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,045
Energy Southeast A Cooperative District Revenue
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 1,000 1,058
Series B , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 3,000 3,059
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 1/1/56 , (Put Date 6/1/35) (f) ............................... 4,000 4,075
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (f) ............................... 1,600 1,657
Series H , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,126
Walker County Board of Education Special Tax , 4 .25% , 3/1/54 , Continuously Callable @100 2,500 2,310
33,485
Arizona (1.4%):
Arizona IDA Revenue
5 .00% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,021
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 400 369
Series B , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 840 672
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,000
La Paz County IDA Revenue
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 425 397
4 .00% , 2/15/46 , Continuously Callable @100 ............................... 345 302
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 300 247
Maricopa County & Phoenix IDA Revenue , Series A , 4 .70% , 9/1/55 , Continuously Callable
@100 ........................................................... 740 721
Maricopa County IDA Revenue
4 .00% , 7/1/51 , Continuously Callable @100 (g) ............................. 1,500 1,211
Series A , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 500 511

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... $ 735 $ 666
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 857
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (g) ............. 2,000 1,916
Tempe IDA Revenue , Series B , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 1,155 960
The County of Pima IDA Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 (g) ....... 1,000 738
The IDA of the City of Phoenix Arizona Revenue , 5 .00% , 7/1/46 , Continuously Callable @100 1,300 1,300
12,888
California (3.1%):
California Community Choice Financing Authority Revenue , Series C , 5 .00% , 12/1/55 , (Put
Date 10/1/33) (f) .................................................... 1,500 1,562
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 1,500 1,459
California Municipal Finance Authority Revenue , 5 .00% , 7/1/55 , Continuously Callable @103 1,000 1,028
California Pollution Control Financing Authority Revenue , Series B , 0 .90% , 3/1/42 (h) ..... 14,000 14,000
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,806
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 1 .00% , 5/15/45 , Callable 7/1/26 @ 100 (h) .. 900 900
University of California Revenue , Series AL-2 , 0 .90% , 5/15/48 , Callable 7/1/26 @ 100 (h) ... 4,600 4,600
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.) , 8/1/34 (i) .................................................... 4,435 3,317
28,672
Colorado (1.0%):
Colorado Educational & Cultural Facilities Authority Revenue
5 .00% , 4/1/48 , Continuously Callable @100 ............................... 710 711
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 543
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 730 702
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 1,000 924
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 602
Series A , 5 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,000 1,016
Colorado Health Facilities Authority Revenue , Series A , 4 .00% , 9/1/50 , Pre-refunded 9/1/30 @
100 ............................................................. 1,000 1,060
Denver Convention Center Hotel Authority Revenue , 5 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 1,000 1,000
Denver Health & Hospital Authority Certificates of Participation , 5 .00% , 12/1/48 , Continuously
Callable @100 ..................................................... 1,900 1,879
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 1,000 1,012
9,449
Connecticut (0.6%):
Connecticut Housing Finance Authority Revenue , Series A-1 , 4 .65% , 11/15/51 , Continuously
Callable @100 ..................................................... 1,500 1,499
Connecticut State Health & Educational Facilities Authority Revenue , 5 .25% , 7/1/53 ,
Continuously Callable @100 ........................................... 1,000 1,040
State of Connecticut, GO
Series A , 5 .00% , 4/15/36 , Continuously Callable @100 ........................ 1,500 1,574
Series A , 5 .00% , 4/15/37 , Continuously Callable @100 ........................ 1,000 1,031
5,144
Delaware (0.0%):(c)
Delaware State Housing Authority Revenue , Series A , 4 .70% , 7/1/55 , Continuously Callable
@100 ........................................................... 245 238
Florida (2.4%):
Capital Trust Agency, Inc. Revenue
5 .00% , 8/1/40 , Continuously Callable @100 ............................... 600 609
5 .00% , 8/1/55 , Continuously Callable @100 ............................... 1,300 1,187
Capital Trust Authority Revenue
Series A , 5 .13% , 12/15/54 , Continuously Callable @100 ....................... 1,000 915
Series A , 5 .25% , 12/1/55 , Continuously Callable @100 ........................ 135 136
City of Atlantic Beach Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ... 1,000 964
City of Pompano Beach Revenue , Series A , 4 .00% , 9/1/51 , Continuously Callable @103 .... 500 406
County of Miami-Dade Aviation Revenue , Series B , 5 .25% , 10/1/55 , Continuously Callable
@100 ........................................................... 1,500 1,557

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Florida Development Finance Corp. Revenue
5 .00% , 7/1/51 , Continuously Callable @100 ............................... $ 1,175 $ 1,100
Series A , 5 .00% , 6/15/52 , Continuously Callable @100 ........................ 1,250 1,167
Florida Housing Finance Corp. Revenue , Series 3 , 5 .13% , 1/1/56 , Continuously Callable @100 765 775
Lee County IDA Revenue , Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........ 850 800
Miami Dade County IDA Revenue , 5 .25% , 6/15/56 , Continuously Callable @102 ......... 1,400 1,400
Orange County Health Facilities Authority Revenue
Series A , 4 .50% , 10/1/56 , Continuously Callable @100 ........................ 1,000 941
Series A , 5 .25% , 10/1/56 , Continuously Callable @100 ........................ 3,000 3,116
Palm Beach County Health Facilities Authority Revenue , Series B , 5 .00% , 11/15/55 ,
Continuously Callable @103 ........................................... 2,500 2,501
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/38 , Continuously Callable
@102 ........................................................... 700 704
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (g) .. 830 619
Volusia County Educational Facility Authority Revenue , 5 .25% , 6/1/54 , Continuously Callable
@100 ........................................................... 3,000 3,019
21,916
Georgia (3.1%):
Development Authority for Fulton County Revenue , 5 .25% , 6/1/56 , Continuously Callable
@100 ........................................................... 2,000 2,063
Development Authority of Appling County Revenue , Series GA , 1 .50% , 9/1/41 , Continuously
Callable @100 (h) ................................................... 5,300 5,300
Development Authority of Floyd County Revenue , Series GA , 1 .50% , 9/1/26 , Continuously
Callable @100 (h) ................................................... 3,700 3,700
Georgia Housing & Finance Authority Revenue
Series A , 4 .70% , 12/1/55 , Continuously Callable @100 ........................ 2,000 1,959
Series C , 4 .60% , 12/1/54 , Continuously Callable @100 ........................ 1,000 969
Series E , 5 .25% , 6/1/55 , Continuously Callable @100 ......................... 3,000 3,097
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,000 1,002
Main Street Natural Gas, Inc. Revenue , Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (f) ..... 2,000 2,098
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 425 378
The Development Authority of Burke County Revenue (NBGA - Southern Co.) , Series GA ,
1 .45% , 11/1/52 , Continuously Callable @100 (h) ............................. 7,870 7,870
28,436
Idaho (0.1%):
Idaho Health Facilities Authority Revenue , Series A , 5 .25% , 3/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,048
Illinois (4.0%):
Chicago Board of Education, GO
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 3,200 2,974
Series A , 5 .75% , 12/1/50 , Continuously Callable @100 ........................ 2,145 2,157
Series H , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 2,000 1,877
Chicago O'Hare International Airport Revenue , Series C , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 500 523
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 5 .00% , 12/1/52 ,
Continuously Callable @100 ........................................... 685 694
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,005
City of Chicago Waterworks Revenue , Series A , 5 .00% , 11/1/51 , Continuously Callable @100 1,400 1,438
City of Chicago, GO
Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 2,500 2,438
Series A , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,335 1,396
Cook County Community College District No. 508, GO , 5 .50% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,200 1,282
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 1,000 1,007
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 1,000 1,020
Illinois Educational Facilities Authority Revenue , 4 .00% , 11/1/36 , Continuously Callable
@102 ........................................................... 1,000 1,014
Illinois Finance Authority Revenue
0.00%, 5/15/40 , Continuously Callable @100 (j) ............................. 385 16

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 10/15/44 , Continuously Callable @103 .............................. $ 2,000 $ 1,714
5 .50% , 4/1/56 , Continuously Callable @100 ............................... 1,000 1,051
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 1,000 1,010
Series A , 5 .00% , 5/15/45 , Continuously Callable @100 ........................ 1,000 1,000
Series B , 5 .00% , 10/1/49 , Continuously Callable @100 (g) ...................... 750 709
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 25 25
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 5 5
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 925 934
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 45 45
Illinois Housing Development Authority Revenue , Series I , 4 .63% , 4/1/50 , Continuously
Callable @100 ..................................................... 3,000 2,872
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,518
Northern Illinois University Certificates of Participation , 5 .50% , 4/1/49 , Continuously Callable
@100 ........................................................... 1,000 1,055
Sangamon County Water Reclamation District, GO , Series A , 5 .75% , 1/1/53 , Continuously
Callable @100 ..................................................... 1,235 1,237
St. Clair County Community Unit School District No. 187, GO (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 1/1/54 , Continuously Callable @100 ........... 1,000 1,006
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 225 238
Series A , 5 .50% , 3/1/47 , Continuously Callable @100 ......................... 1,000 1,045
Series B , 4 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,300 2,322
37,627
Indiana (0.8%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.) ,
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 1,000 1,000
Indiana Finance Authority Revenue
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 4,000 4,103
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,100 1,077
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 1,500 1,502
7,682
Iowa (0.1%):
Iowa Finance Authority Revenue , Series A , 4 .75% , 7/1/55 , Continuously Callable @100 .... 1,260 1,226
Kansas (0.4%):
City of Lawrence Revenue , Series A , 5 .00% , 7/1/43 , Continuously Callable @100 ........ 1,500 1,515
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A , 5 .00% , 9/1/44 , Continuously Callable @100 ......................... 1,250 1,251
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 1,000 1,000
3,766
Kentucky (1.4%):
Kentucky Economic Development Finance Authority Revenue , Series A , 5 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 1,000 828
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 12/1/45 , Continuously Callable @100 .......... 1,000 1,009
Kentucky Municipal Energy Agency Revenue , 5 .00% , 1/1/50 , Continuously Callable @100 .. 3,000 3,090
Kentucky Public Energy Authority Revenue
Series B , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 3,215 3,299
Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) (f) ............................... 1,250 1,318
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 4,000 3,780
13,324
Louisiana (0.7%):
City of New Orleans, GO , Series A , 5 .75% , 12/1/55 , Continuously Callable @100 ........ 250 266
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/44 , Continuously Callable @100 .................................... 500 485
Louisiana Housing Corp. Revenue , Series A , 4 .70% , 6/1/55 , Continuously Callable @100 ... 1,000 989
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,000 1,021
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,000 1,013
Louisiana Public Facilities Authority Revenue
5 .25% , 10/1/53 , Continuously Callable @100 ............................... 2,000 2,002

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5 .25% , 7/1/55 , Continuously Callable @100 ............................... $ 700 $ 728
6,504
Maine (0.7%):
Finance Authority of Maine Revenue , 5 .50% , 7/1/55 , Continuously Callable @100 ........ 2,000 2,084
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 790
Maine State Housing Authority Revenue
Series A , 4 .70% , 11/15/53 , Continuously Callable @100 ....................... 2,000 1,971
Series C , 5 .25% , 11/15/55 , Continuously Callable @100 ....................... 2,000 2,051
6,896
Maryland (1.2%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 865 876
Maryland Economic Development Corp. Revenue , 4 .50% , 10/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,890
Maryland Health & Higher Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,250 1,267
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,250 1,268
5 .00% , 10/1/54 , Continuously Callable @100 ............................... 2,500 2,521
5 .00% , 7/1/55 , Continuously Callable @100 ............................... 1,500 1,522
Series A , 5 .25% , 7/1/52 , Continuously Callable @100 ......................... 2,000 2,082
11,426
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 983
5 .00% , 10/1/57 , Continuously Callable @102 (g) ............................ 1,000 923
Series A , 5 .00% , 6/1/39 , Pre-refunded 6/1/29 @ 100 .......................... 1,000 1,075
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 1,600 1,603
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 500 459
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 754
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 1,000 984
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 1,000 995
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 1,915 1,927
Series N , 5 .50% , 7/1/55 , Continuously Callable @100 ........................ 2,000 2,116
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .80% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,250 1,233
13,052
Michigan (1.2%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,001
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program) , 5 .00% , 5/1/42 , Continuously Callable @100 ........................ 1,000 1,020
Karegnondi Water Authority Revenue , 5 .00% , 11/1/41 , Continuously Callable @100 ....... 1,000 1,016
Kentwood Economic Development Corp. Revenue , Series S , 4 .00% , 11/15/45 , Continuously
Callable @103 ..................................................... 500 420
Michigan Finance Authority Revenue
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 745 672
4 .00% , 9/1/45 , Continuously Callable @100 ............................... 1,000 780
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 1,490 837
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 2,000 2,062
Michigan State Housing Development Authority Revenue
Series A-1 , 5 .30% , 10/1/55 , Continuously Callable @100 ...................... 2,000 2,090
Series C , 5 .00% , 6/1/46 , Continuously Callable @100 ......................... 1,500 1,539
11,437
Minnesota (0.5%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue , Series A ,
5 .00% , 11/15/47 , Continuously Callable @100 .............................. 1,000 998
Minnesota Housing Finance Agency Revenue , Series L , 4 .95% , 1/1/50 , Continuously Callable
@100 ........................................................... 1,250 1,266
Minnesota Municipal Gas Agency Revenue , Series A , 5 .00% , 9/1/35 , Continuously Callable
@100 ........................................................... 2,500 2,613
4,877
Mississippi (0.1%):
Mississippi Home Corp. Revenue , Series A , 4 .95% , 6/1/53 , Continuously Callable @100 ... 835 855

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 8/1/45 , Continuously Callable @100 ............................... $ 1,270 $ 1,270
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 480 395
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 500 513
Series A , 4 .00% , 2/15/49 , Continuously Callable @100 ........................ 250 224
Missouri Development Finance Board Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 1,000 806
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 1,000 1,016
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,000 1,024
5,248
Montana (0.1%):
Montana Board of Housing Revenue , Series A , 4 .88% , 12/1/54 , Continuously Callable @100 250 249
Montana Facility Finance Authority Revenue , Series A , 5 .50% , 2/15/55 , Continuously Callable
@100 ........................................................... 335 350
599
Nebraska (0.7%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (f) ............................... 2,000 2,092
Series A , 5 .00% , 9/1/42 .............................................. 1,000 1,023
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 1,000 1,000
Nebraska Investment Finance Authority Revenue
Series A , 4 .65% , 9/1/55 , Continuously Callable @100 ......................... 1,000 950
Series E , 5 .05% , 9/1/50 , Continuously Callable @100 ......................... 1,000 1,016
6,081
Nevada (0.4%):
Carson City Revenue , 5 .00% , 9/1/42 , Continuously Callable @100 ................... 1,000 1,005
Las Vegas Convention & Visitors Authority Revenue , Series C , 4 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,555 1,538
Las Vegas Redevelopment Agency Tax Allocation , 5 .00% , 6/15/45 , Continuously Callable
@100 ........................................................... 1,500 1,500
4,043
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,012
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,004
Series A , 5 .00% , 6/1/55 , Continuously Callable @100 ......................... 850 840
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 979
New Hampshire Housing Finance Authority Revenue , Series E , 4 .95% , 7/1/56 , Continuously
Callable @100 ..................................................... 1,775 1,790
5,625
New Jersey (1.5%):
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/43 , Pre-refunded 12/15/28 @ 100 .............................. 370 393
5 .00% , 6/15/43 , Continuously Callable @100 ............................... 630 649
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 988
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 1,000 1,008
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 1,000 1,027
Series DDD , 5 .00% , 6/15/42 , Pre-refunded 6/15/27 @ 100 ..................... 2,000 2,052
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/37 , Continuously Callable @100 .......................... 500 506
New Jersey Educational Facilities Authority Revenue , Series B , 5 .00% , 9/1/36 , Continuously
Callable @100 ..................................................... 1,000 1,004
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 1,026
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,052
New Jersey Housing & Mortgage Finance Agency Revenue , Series A , 4 .90% , 11/1/50 ,
Continuously Callable @100 ........................................... 500 508
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/48 , Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,140
Series A , 12/15/38 (i) ................................................ 1,500 923

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 11/1/52 , Continuously Callable @100 ............................... $ 500 $ 521
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 502
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 500 502
13,801
New York (4.2%):
Build NYC Resource Corp. Revenue
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (g) ...................... 1,000 1,028
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 720 746
City of Cortland, GO , Series A , 6 .00% , 5/14/27 , Continuously Callable @100 ............ 1,000 1,000
City of New York, GO , Series B-3 , 1 .45% , 10/1/46 , Continuously Callable @100 (h) ....... 20,025 20,025
Clinton County Capital Resource Corp. Revenue , 5 .00% , 7/1/46 , Continuously Callable
@100 (g) ......................................................... 800 838
New York City Housing Development Corp. Revenue
Series A-1 , 4 .80% , 11/1/55 , Continuously Callable @100 ...................... 1,000 1,008
Series C , 4 .95% , 2/1/55 , Continuously Callable @100 ......................... 835 845
Series D , 5 .00% , 5/1/56 , Continuously Callable @100 ........................ 1,000 1,014
Series F-2 , 5 .00% , 11/1/55 , Continuously Callable @100 ...................... 1,335 1,355
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 630 717
5 .50% , 10/1/37 .................................................... 1,500 1,754
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,000 947
New York State Dormitory Authority Revenue
5 .50% , 10/1/54 , Continuously Callable @100 ............................... 1,500 1,591
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 788
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 625 565
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 500 532
St. Lawrence County Industrial Development Agency Revenue , 5 .25% , 7/1/52 , Continuously
Callable @100 ..................................................... 1,190 1,195
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 266 , 4 .70% ,
10/1/52 , Continuously Callable @100 .................................... 1,485 1,463
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 500 507
Triborough Bridge & Tunnel Authority Revenue , Series A , 4 .50% , 12/1/56 , Continuously
Callable @100 ..................................................... 1,000 976
38,894
North Carolina (0.4%):
City of Charlotte Airport Revenue , 5 .25% , 7/1/56 , Continuously Callable @100 .......... 1,000 1,065
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,000 1,003
Series A , 5 .13% , 10/1/54 , Continuously Callable @100 ........................ 1,500 1,502
3,570
North Dakota (0.5%):
City of Grand Forks Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ............ 1,450 1,190
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 1,000 933
North Dakota Housing Finance Agency Revenue , Series A , 5 .05% , 7/1/53 , Continuously
Callable @100 ..................................................... 935 951
Williston Parks & Recreation District Revenue , Series A , 4 .75% , 12/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,007
5,081
Ohio (1.5%):
Columbus Regional Airport Authority Revenue , Series B , 5 .25% , 1/1/55 , Continuously
Callable @100 ..................................................... 580 605
County of Hamilton Revenue
5 .50% , 1/1/55 , Continuously Callable @103 ............................... 1,000 1,010
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,300 1,332
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 500 509
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 2,420 2,427
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 775 815

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Ohio Higher Educational Facility Commission Revenue
5 .25% , 1/1/52 , Continuously Callable @100 ............................... $ 1,000 $ 1,006
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 2,000 1,549
Series S , 4 .00% , 12/1/46 , Continuously Callable @100 ........................ 750 611
Ohio Housing Finance Agency Revenue , Series A , 4 .80% , 9/1/56 , Continuously Callable @100 1,000 1,000
Port of Greater Cincinnati Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 700 714
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/43 , Continuously Callable @100 ... 750 683
West Central Ohio Port Authority Revenue , Series A , 5 .50% , 12/1/55 , Continuously Callable
@100 ........................................................... 2,000 2,021
14,282
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 1,000 1,001
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/37 , Continuously Callable @102 .. 750 762
1,763
Oregon (0.2%):
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 760
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/47 , Continuously Callable @103 ... 1,000 850
1,610
Pennsylvania (3.0%):
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 2,000 2,012
Butler County Hospital Authority Revenue , 5 .00% , 7/1/39 , Continuously Callable @100 .... 1,665 1,654
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
6/1/44 , Continuously Callable @100 ..................................... 1,500 1,495
Commonwealth of Pennsylvania Certificates of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,018
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 500 401
Latrobe IDA Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 ................... 800 602
Lehigh County General Purpose Authority Revenue , 5 .25% , 2/1/54 , Continuously Callable
@100 ........................................................... 1,400 1,366
Montgomery County IDA Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 625 546
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 825 680
Northampton County General Purpose Authority Revenue
5 .00% , 8/15/43 , Continuously Callable @100 ............................... 1,000 1,012
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,500 2,511
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 1,575 1,327
Pennsylvania Housing Finance Agency Revenue
Series 147A , 4 .73% , 4/1/53 , Continuously Callable @100 ...................... 1,500 1,446
Series 148A , 4 .80% , 10/1/55 , Continuously Callable @100 ..................... 2,000 1,945
Series 149A , 5 .20% , 4/1/53 , Continuously Callable @100 ...................... 500 509
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 5 .00% , 12/1/39 ,
Continuously Callable @100 ........................................... 1,000 1,034
Pennsylvania Turnpike Commission Revenue , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,010
Philadelphia IDA Revenue , 5 .00% , 8/1/50 , Continuously Callable @100 ............... 1,050 1,011
Reading School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/38 ,
Continuously Callable @100 ........................................... 1,500 1,514
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 156 160
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 78 82
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,050 985
Series B1 , 0.00% , 6/30/44 , Continuously Callable @90 (k) ...................... 525 391
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,000 1,027
Series A , 5 .50% , 9/1/51 , Continuously Callable @100 ......................... 1,250 1,351
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,004
28,093

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Rhode Island (0.3%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... $ 2,000 $ 2,003
Rhode Island Turnpike & Bridge Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,001
3,004
South Carolina (0.4%):
South Carolina Jobs-Economic Development Authority Revenue , 5 .25% , 2/1/53 , Continuously
Callable @100 ..................................................... 750 775
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/55 , Continuously Callable @100 ........................ 1,000 1,011
Series B , 5 .25% , 12/1/54 , Continuously Callable @100 ........................ 1,000 1,045
South Carolina State Housing Finance & Development Authority Revenue , Series A , 4 .70% ,
1/1/55 , Continuously Callable @100 ..................................... 965 962
3,793
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue , Series C , 5 .10% , 5/1/52 ,
Continuously Callable @100 ........................................... 2,000 2,036
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 1,500 1,534
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 1,465 1,465
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,000 928
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (f) ............... 2,500 2,649
Tennessee Energy Acquisition Corp. Revenue , Series A , 5 .00% , 12/1/35 , Continuously Callable
@100 ........................................................... 2,400 2,532
9,108
Texas (5.8%):
Bexar County Health Facilities Development Corp. Revenue , 5 .00% , 7/15/37 , Continuously
Callable @103 ..................................................... 1,000 1,006
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8159 , 1 .70% , 3/1/41 (g) (h) ............................................. 5,000 5,000
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 1,000 1,009
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 1,700 1,429
City of Baytown, GO , 4 .50% , 2/1/51 , Continuously Callable @100 ................... 2,000 1,946
City of Houston Hotel Occupancy Tax & Special Revenue , Series D , 5 .25% , 9/1/51 ,
Continuously Callable @100 ........................................... 375 394
City of Irving Revenue , 5 .00% , 8/15/43 , Continuously Callable @100 ................. 1,000 1,003
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 1,000 996
Clifton Higher Education Finance Corp. Revenue
4 .63% , 4/1/50 , Continuously Callable @100 ............................... 1,800 1,776
4 .25% , 8/15/52 , Continuously Callable @100 ............................... 1,500 1,330
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 3,250 3,020
County of Fort Bend Toll Road Revenue , 5 .25% , 3/1/55 , Continuously Callable @100 ..... 3,000 3,145
EP Cimarron Ventanas PFC Revenue , 4 .13% , 12/1/39 , Continuously Callable @100 ....... 2,000 1,967
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,000 894
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 1,000 946
Hidalgo County Regional Mobility Authority Revenue , Series B , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 700 626
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 1 .70% , 3/1/60 , Continuously Callable @100 (g) (h) ....................... 4,015 4,015
Martin County Hospital District, GO , 4 .00% , 4/1/36 , Continuously Callable @100 ........ 350 351
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 1,000 998
Mesquite Health Facilities Development Corp. Revenue , 0.00% , 2/15/35 , Continuously
Callable @100 (j) ................................................... 338 4

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/38 , Continuously Callable @100 .......... $ 225 $ 230
Port of Port Arthur Navigation District Revenue , 1 .77% , 11/1/40 , Continuously Callable
@100 (h) ......................................................... 4,500 4,500
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/43 , Continuously Callable @100 .................................... 1,000 1,024
San Antonio Education Facilities Corp. Revenue
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 1,250 1,205
4 .00% , 4/1/54 , Continuously Callable @100 ............................... 1,000 784
Tarrant County Cultural Education Facilities Finance Corp. Revenue
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (j) ..................... 818 — (e)
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 2,750 2,783
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (j) ..................... 818 — (e)
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 1,935 1,927
Series B , 5 .00% , 7/1/48 , Continuously Callable @100 ......................... 2,960 3,000
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 1,375 1,407
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 1 .70% , 8/1/62 , Continuously Callable @100 (g) (h) ....................... 4,900 4,900
53,615
Utah (0.4%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 500 461
Utah Charter School Finance Authority Revenue
4 .00% , 4/15/52 , Continuously Callable @100 ............................... 3,000 2,527
4 .50% , 10/15/52 , Continuously Callable @100 .............................. 1,000 924
3,912
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/46 ,
Continuously Callable @100 ........................................... 1,000 779
Virginia (0.8%):
Salem Economic Development Authority Revenue , 6 .00% , 4/1/55 , Continuously Callable
@100 ........................................................... 250 264
Virginia Housing Development Authority Revenue
Series E , 4 .95% , 10/1/55 , Continuously Callable @100 ........................ 2,000 2,017
Series F-3 , 5 .05% , 7/1/55 , Continuously Callable @100 ....................... 2,000 2,047
Virginia Small Business Financing Authority Revenue , Series A , 5 .50% , 12/1/54 , Continuously
Callable @102 ..................................................... 3,000 3,093
7,421
Washington (0.5%):
Washington Health Care Facilities Authority Revenue
4 .00% , 7/1/42 , Continuously Callable @100 ............................... 1,000 942
Series A , 5 .00% , 1/1/47 , Pre-refunded 1/1/27 @ 100 .......................... 1,000 1,014
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/38 , Continuously Callable @102 (g) ............................. 1,000 1,002
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,000 987
Series A-1 , 3 .50% , 12/20/35 ........................................... 274 265
4,210
Wisconsin (1.7%):
Public Finance Authority Revenue
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,000 1,026
5 .00% , 1/1/42 , Continuously Callable @103 (g) ............................. 575 539
5 .50% , 12/1/44 , Continuously Callable @100 (g) ............................ 1,000 1,023
5 .25% , 12/1/48 , Continuously Callable @100 ............................... 500 503
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,000 757
Series A , 5 .25% , 3/1/47 , Continuously Callable @100 ......................... 2,000 2,052
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 1,500 1,403
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 880 707
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 (g) ...................... 1,500 1,478
Series A , 5 .25% , 6/15/55 , Continuously Callable @100 ........................ 500 515
Series B , 5 .75% , 12/1/48 , Continuously Callable @100 ........................ 1,215 1,280
Series B , 5 .50% , 6/15/55 , Continuously Callable @100 ........................ 375 387
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 600 607

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .25% , 4/1/52 , Continuously
Callable @100 ..................................................... $ 500 $ 462
Wisconsin Health & Educational Facilities Authority Revenue , 4 .38% , 8/15/55 , Continuously
Callable @100 ..................................................... 3,000 2,742
15,481
Wyoming (0.1%):
Wyoming Community Development Authority Revenue , Series 1 , 4 .88% , 12/1/53 ,
Continuously Callable @100 ........................................... 1,000 983
Total Municipal Bonds (Cost $508,892)
a
a
a
492,980
Shares
Exchange-Traded Funds (0.1%)
iShares Core S&P 500 ETF ................................................ 1,569 1,193
Total Exchange-Traded Funds (Cost $1,165)
a
a
a
1,193
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .53% (l) ........ 83,286 84
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .54% (l) ............ 83,286 83
Invesco Government & Agency Portfolio, Institutional Shares , 3 .57% (l) ................ 83,286 83
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (l) . 83,286 83
Total Collateral for Securities Loaned (Cost $333)
a
a
a
333
Total Investments (Cost $624,243) — 100.1% 932,310
Liabilities in excess of other assets —  (0.1)% (1,159)
NET ASSETS - 100.00% $ 931,151
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Put Bond.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $25,939
(thousands) and amounted to 2.8% of net assets.
(h) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i) Zero-coupon bond.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(l) Rate disclosed is the daily yield on May 31, 2026.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.0%)
New York (98.0%):
Albany Capital Resource Corp. Revenue , 0.00% , 6/1/49 , Continuously Callable @100 (a) ... $ 1,500 $ 1,075
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,011
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 814
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,508
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 926
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 801
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 424
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 921
Series A , 5 .00% , 6/1/35 , Continuously Callable @101 ......................... 1,000 1,011
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 708
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 493
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 840
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 2,002
5 .00% , 6/1/48 , Continuously Callable @101 ............................... 2,000 1,941
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 448
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 442
5 .75% , 6/1/62 , Continuously Callable @100 (b) ............................. 250 241
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 476
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 360 373
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,450 1,395
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,658
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 2,005
City of New York, GO , Series B-3 , 1 .45% , 10/1/46 , Continuously Callable @100 (c) ....... 1,920 1,920
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 600
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,870
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 298
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 1,896
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 755
Metropolitan Transportation Authority Revenue
Series A , 4 .63% , 11/15/50 , Continuously Callable @100 ....................... 335 333
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 879
Monroe County Industrial Development Corp. Revenue
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,500
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 853
5 .00% , 6/1/59 , Continuously Callable @100 (b) ............................. 1,000 933
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,002
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 779
New York City Housing Development Corp. Revenue
4 .20% , 11/1/58 , Continuously Callable @100 ............................... 2,990 2,732
Series A-1 , 4 .80% , 11/1/55 , Continuously Callable @100 ...................... 1,000 1,008
Series C , 4 .95% , 2/1/55 , Continuously Callable @100 ......................... 165 167
Series D , 5 .00% , 5/1/56 , Continuously Callable @100 ........................ 500 507
Series F-2 , 5 .00% , 11/1/55 , Continuously Callable @100 ...................... 665 675
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series R , 2 .25% , 10/1/29 ........................................ 620 605
New York City Municipal Water Finance Authority Revenue
Series AA-1 , 5 .00% , 6/15/55 , Continuously Callable @100 ..................... 1,000 1,054

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series BB , 4 .25% , 6/15/53 , Continuously Callable @100 ...................... $ 1,000 $ 949
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 1,868
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 500
Series B , 11/15/37 (d) ................................................ 1,000 620
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , Series B , 11/15/48 (d) ........................................... 2,000 668
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,420
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (b) ..................... 1,000 1,000
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 259
New York State Dormitory Authority Revenue
6 .00% , 7/1/40 , Continuously Callable @100 (b) ............................. 2,645 2,579
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 580
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 574
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 787
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 935
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,854
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 1,826
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,181
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,377
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 699
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 420
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,030
Series A , 5 .25% , 7/1/55 , Continuously Callable @100 ......................... 1,000 1,069
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 838
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 2,935
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 165 176
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 750 781
New York State Housing Finance Agency Revenue
Series B-1 , 5 .15% , 11/1/55 , Continuously Callable @100 ...................... 500 503
Series C-1 , 4 .75% , 11/1/53 , Continuously Callable @100 ...................... 1,100 1,079
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 1 .70% , 8/1/50 , Continuously Callable @100 (b) (c) ....................... 290 290
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 868
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 905
New York Transportation Development Corp. Revenue AMT , 6 .00% , 6/30/55 , Continuously
Callable @100 ..................................................... 1,000 1,070
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 6/30/54 , Continuously Callable @100 ............................... 2,000 2,014
Series A , 4 .50% , 12/31/54 , Continuously Callable @100 ....................... 1,000 951
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 625
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 876
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,095
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 803
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 1,000
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,696
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,004
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 435
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... 1,060 957
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... 250 250
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 750 761

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Trust for Cultural Resources of The City of New York Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... $ 1,000 $ 879
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,375
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,666
Series A , 4 .50% , 12/1/56 , Continuously Callable @100 ........................ 500 488
Series A-1 , 4 .00% , 11/15/54 , Continuously Callable @100 ..................... 1,000 895
Series B , 11/15/32 (d) ................................................ 1,000 814
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,003
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @102 ............................... 815 818
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 973
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 1,003
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 501
99,901
Total Municipal Bonds (Cost $106,296)
a
a
a
99,901
Total Investments (Cost $106,296) — 98.0% 99,901
Other assets in excess of liabilities —  2.0% 2,051
NET ASSETS - 100.00% $ 101,952
(a) Currently the issuer is in default with respect to interest and/or principal payments.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $5,043
(thousands) and amounted to 4.9% of net assets.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
Virginia (86.9%):
Albemarle County Economic Development Authority Revenue , Series B , 1 .35% , 10/1/48 ,
Continuously Callable @100 (a) ......................................... $ 9,845 $ 9,845
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,284
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 295 295
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 2,000
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,811
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,493
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,178
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,463
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 700
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 750
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,768
Chesapeake Bay Bridge & Tunnel District Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 2,840 2,841
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 7,785 7,769
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 5,000 5,000
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 995
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,861
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,711
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,053
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 973
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,181
City of Richmond Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 6,001
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,063
County of Fairfax Sewer Revenue , Series A , 5 .00% , 7/15/46 , Continuously Callable @100 .. 5,000 5,243
Fairfax County Economic Development Authority Revenue , 5 .00% , 4/1/47 , Continuously
Callable @100 ..................................................... 4,000 4,043
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,777
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,379
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series AG , 5 .38% , 7/1/53 ,
(Put Date 7/1/43) (b) ................................................. 5,800 6,080
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @102 .. 7,000 6,220
Hampton Roads Transportation Accountability Commission Revenue
Series A , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 6,000 5,467
Series A , 4 .00% , 7/1/57 , Continuously Callable @100 ......................... 3,000 2,694
Henrico County Economic Development Authority Revenue
4 .25% , 6/1/26 ..................................................... 140 140
5 .00% , 10/1/37 , Continuously Callable @102 ............................... 2,500 2,518
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 499
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 671
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,296
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,100 1,145
Series A , 5 .00% , 10/1/47 , Continuously Callable @103 ........................ 945 952
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 7,380 7,394
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... 1,000 819
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 7,927
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 916
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @101 (c) ....................... 637 452
Series B , 6 .05% , 3/1/44 , Continuously Callable @101 ......................... 590 541

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (c) ....................... $ 2,599 $ 1,247
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @101 ............................... 750 753
4 .00% , 1/1/37 , Continuously Callable @101 ............................... 1,000 997
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,012
Loudoun County Economic Development Authority Revenue , Series E , 2 .05% , 2/15/38 ,
Callable 7/1/26 @ 100 (a) ............................................. 7,600 7,600
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .70% , 6/1/63 , Continuously Callable @100 (a) (d) .......... 2,700 2,700
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,304
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,094
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 3,000
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 14,420 11,943
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,251
Series A , 5 .50% , 1/1/56 , Continuously Callable @100 ......................... 1,000 1,062
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.) ,
Series B , 1 .50% , 1/1/47 , Continuously Callable @100 (a) ....................... 900 900
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,055
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (d) .. 1,093 393
Marquis Community Development Authority of York County Tax Allocation
Series B , 1 .13% , 9/1/41 (c) ............................................ 3,532 1,271
Series C , 9/1/41 (e) .................................................. 5,389 5
Montgomery County Economic Development Authority Revenue , Series A , 4 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,750 1,761
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,896
Norfolk Airport Authority Revenue AMT , Series B , 5 .50% , 7/1/56 , Continuously Callable
@100 ........................................................... 1,000 1,056
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,585
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (b) ............................. 1,600 1,674
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,159
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,045
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,042
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @101 ............................... 1,000 1,001
5 .00% , 1/1/46 , Continuously Callable @101 ............................... 4,000 3,811
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 3,810 3,811
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,433
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,602
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,671
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 4,061
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,000 1,008
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,287
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 236
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 209
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 230
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 655
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 883
6 .00% , 4/1/55 , Continuously Callable @100 ............................... 250 264
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 5,902
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,370
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously Callable
@100 ........................................................... 5,000 4,174
University of Virginia Revenue
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,565
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 8,000 8,190

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... $ 3,250 $ 3,263
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,841
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 3,050
Virginia College Building Authority Revenue
5 .00% , 6/1/26 ..................................................... 250 250
5 .00% , 6/1/27 ..................................................... 275 280
5 .00% , 6/1/28 ..................................................... 295 303
5 .00% , 6/1/29 ..................................................... 300 315
5 .00% , 6/1/30 ..................................................... 325 345
5 .00% , 6/1/31 ..................................................... 300 321
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 968
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 541
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 638
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 906
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,191
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 864
6 .00% , 6/1/55 , Continuously Callable @100 ............................... 1,500 1,588
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 771
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 835
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,138
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 5,152
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,442
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,438
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 9,844
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,013
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,537
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 752
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 363
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,296
Virginia Housing Development Authority Revenue
Series A , 4 .65% , 9/1/55 , Continuously Callable @100 ......................... 1,200 1,200
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 6,555 5,738
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,497
Series D , 4 .70% , 7/1/55 , Continuously Callable @100 ........................ 1,250 1,236
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,116
Series E , 4 .65% , 7/1/55 , Continuously Callable @100 ......................... 1,000 983
Series E , 4 .95% , 10/1/55 , Continuously Callable @100 ........................ 1,000 1,008
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,077
Series E-2 , 4 .60% , 10/1/54 , Continuously Callable @100 ...................... 1,000 976
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,066
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,789
Series H , 4 .70% , 12/1/54 , Continuously Callable @100 ........................ 800 793
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,053
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,357
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 590
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,313
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,452
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 1,001
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 768
Virginia Small Business Financing Authority Revenue
5 .00% , 10/1/38 .................................................... 1,500 1,663
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 15,830 14,106
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,372
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,641
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 14,373
Series A , 5 .50% , 12/1/54 , Continuously Callable @102 ........................ 4,500 4,641

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-1 , 5 .25% , 6/15/55 , Continuously Callable @100 ...................... $ 2,000 $ 2,053
Virginia Small Business Financing Authority Revenue AMT
Series 66-P3 , 5 .00% , 12/31/52 , Continuously Callable @100 .................... 5,000 4,931
Series 66-P3 , 5 .00% , 12/31/56 , Continuously Callable @100 .................... 3,635 3,543
Series I-495 , 5 .00% , 12/31/57 , Continuously Callable @100 .................... 2,000 1,969
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,552
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,007
424,500
District of Columbia (9.4%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 3,160 3,277
Series A , 5 .00% , 10/1/50 , Continuously Callable @100 ........................ 2,750 2,812
Series A , 4 .50% , 10/1/53 , Continuously Callable @100 ........................ 2,175 2,052
Series A , 5 .25% , 10/1/53 , Continuously Callable @100 ........................ 2,000 2,055
Series A , 5 .50% , 10/1/54 , Continuously Callable @100 ........................ 9,750 10,223
Series A , 5 .50% , 10/1/55 , Continuously Callable @100 ........................ 1,225 1,297
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 3,000 2,683
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,535
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,270
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (e) ............................. 5,500 4,819
Washington Metropolitan Area Transit Authority Dedicated Revenue
5 .25% , 7/15/53 , Continuously Callable @100 ............................... 5,135 5,355
Series A , 4 .00% , 7/15/45 , Continuously Callable @100 ........................ 2,500 2,449
Series A , 5 .00% , 7/15/49 , Continuously Callable @100 ........................ 1,000 1,040
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,057
45,924
Guam (2.5%):
Guam Government Waterworks Authority Revenue
Series A , 5 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 1,014
Series A , 5 .50% , 7/1/55 , Continuously Callable @100 ......................... 750 780
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,022
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,553
Series A , 5 .00% , 10/1/43 , Continuously Callable @100 ........................ 200 207
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 225 230
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,507
Territory of Guam Revenue
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,250
Series F , 5 .00% , 1/1/31 ............................................... 500 533
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... 1,000 957
12,053
Total Municipal Bonds (Cost $512,968)
a
a
a
482,477
Total Investments (Cost $512,968) — 98.8% 482,477
Other assets in excess of liabilities —  1.2% 6,063
NET ASSETS - 100.00% $ 488,540
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $3,093
(thousands) and amounted to 0.6% of net assets.
(e) Zero-coupon bond.

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.